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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02729
Short-Term Investments Trust
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Cash Management Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2012

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
40	Financial Statements
46	Notes to Financial Statements
58	Financial Highlights
59	Auditor’s Report
60	Fund Expenses
61	Approval of Investment Advisory and Sub-Advisory Agreements
64	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Cash Management Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2012. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Economic uncertainty prevailed in the US and Europe during the 12 months covered by this report.
     The economic recovery in the US seemed to gather momentum earlier in 2012, but confidence began to wane amid growing concern about the domestic impact of the eurozone debt crisis. Gross domestic product (GDP), the broadest measure of overall US economic activity, grew at annualized rates of 1.3% and 4.1% in the third and fourth quarters of 2011, respectively, but slowed in the first half of 2012.1 And while the unemployment rate trended lower during the reporting period, it remained elevated above 8.0%.2
     The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, although it extended the horizon for maintaining this rate from 2013 to late 2014.3 In the fall of 2011, the Fed announced Operation Twist, in which the Fed would sell short-dated Treasury securities with maturities of three years or less and use the proceeds to buy $400 billion3 in longer-dated bonds with maturities of six to 30 years in an effort to push down long-term interest rates. As the economic recovery continued to falter, the Fed announced in June 2012 that it would extend Operation Twist another six months, through the end of the year. With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     No significant progress was made during the reporting period in resolving the ongoing eurozone debt crisis. The effects of the European Central Bank’s efforts to shore up European banks through the roughly €1 trillion Long-Term Refinancing Operation4 quickly dissipated, leaving some of Europe’s largest economies vulnerable to financial turmoil. Even as concerns intensified about a potential Greek exit from the monetary union and a €100 billion4 bailout for Spain, Europe’s fourth-largest economy,4 European leaders worked tirelessly to contain the crisis by strengthening emergency and bailout funds in an effort to foster a stronger monetary union.
Invesco Fixed Income’s strength and experience
For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1  Source: Bureau of Economic Analysis
2  Source: Bureau of Labor Statistics
3  Source: US Federal Reserve
4  Source: Reuters
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2 Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3 Short-Term Investments Trust

Fund data

Cash Management Class data as of 8/31/12
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End
Liquid Assets	31 - 48 days	38 days	53 days	$785.9 million

STIC Prime	13 - 30 days	19 days	19 days	358.3 million

Treasury	28 - 48 days	43 days	43 days	4.9 billion

Government & Agency	24 - 49 days	39 days	56 days	673.5 million

Government TaxAdvantage	21 - 46 days	37 days	65 days	33.4 million

Tax-Free Cash Reserve	17 - 28 days	28 days	28 days	76.4 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
     The Fund invests in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
4 Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/12

	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1-15	1-3, 5-15	6, 8-10, 12	6, 8-10, 12, 14	6, 8-10, 14	1-3, 5-11, 13, 15

1 - 7	45.6%	41.6%	52.2%	48.1%	30.8%	87.8%

8 - 30	11.9	29.2	0.7	0.4	21.3	0.0

31 - 60	14.8	29.2	17.1	28.5	31.6	1.7

61 - 90	12.1	0.0	11.5	13.0	2.9	0.8

91 - 180	15.0	0.0	18.5	9.0	13.4	5.0

181+	0.6	0.0	0.0	1.0	0.0	4.7
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Counterparty risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

2	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

3	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

4	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

5	Industry focus risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

6	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

7	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

8	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

9	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

10	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

11	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

12	Repurchase agreement risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

13	Synthetic securities risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

14	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5 Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–43.58%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.31%
Atlantis One Funding Corp.(b)(c)	0.22%	09/07/12	$100,000	$99,996,333

Atlantis One Funding Corp.(b)(c)	0.32%	12/04/12	200,000	199,832,889

Atlantis One Funding Corp.(b)(c)	0.42%	01/02/13	150,000	149,784,750

				449,613,972

Asset-Backed Securities–Consumer Receivables–2.44%
Old Line Funding, LLC(b)	0.20%	09/05/12	100,000	99,997,778

Old Line Funding, LLC(b)	0.31%	01/17/13	80,963	80,866,789

Old Line Funding, LLC(b)	0.35%	01/08/13	70,000	69,912,208

Old Line Funding, LLC(b)	0.35%	01/15/13	100,000	99,867,778

Old Line Funding, LLC(b)	0.20%	09/04/12	75,000	74,998,750

Thunder Bay Funding, LLC(b)	0.32%	01/15/13	50,000	49,939,555

				475,582,858

Asset-Backed Securities–Fully Supported–1.69%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/13/12	100,000	99,898,611

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/20/12	79,700	79,611,444

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	01/02/13	100,000	99,829,167

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.54%	01/16/13	50,000	49,897,250

				329,236,472

Asset-Backed Securities–Fully Supported Bank–6.21%
Aspen Funding Corp. (CEP–Deutsche Bank AG)(b)(c)	0.38%	09/05/12	100,000	99,995,778

Concord Minutemen Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.32%	09/05/12	200,000	199,992,889

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/05/12	100,000	99,996,556

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/28/12	100,000	99,976,750

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/07/12	100,000	99,994,167

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/14/12	225,000	224,971,562

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/27/12	50,000	49,990,972

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/28/12	75,000	74,985,938

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	100,000	99,987,500

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.23%	09/06/12	60,500	60,498,109

Matchpoint Master Trust (CEP–BNP Paribas)(b)(c)	0.36%	09/27/12	101,000	100,973,740

				1,211,363,961

Asset-Backed Securities–Multi-Purpose–2.63%
CAFCO, LLC(b)	0.25%	09/25/12	62,000	61,989,667

Chariot Funding, LLC/Ltd.(b)	0.25%	09/04/12	100,000	99,997,917

CHARTA, LLC(b)	0.31%	09/17/12	100,000	99,986,222

Mont Blanc Capital Corp.(b)(c)	0.32%	09/10/12	100,000	99,992,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	11/01/12	$100,000	$99,949,166

Regency Markets No. 1, LLC(b)(c)	0.21%	09/18/12	50,000	49,995,042

				511,910,014

Asset-Backed Securities–Securities–0.61%
Scaldis Capital Ltd./LLC(b)(c)	0.38%	09/14/12	120,000	119,983,533

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding LLC(b)	0.23%	09/10/12	5,000	4,999,713

Market Street Funding LLC(b)	0.24%	09/07/12	50,000	49,998,000

Market Street Funding LLC(b)	0.25%	09/10/12	65,000	64,995,937

Market Street Funding LLC(b)	0.35%	11/01/12	45,000	44,973,313

				164,966,963

Consumer Finance–0.01%
American Honda Finance Corp.(c)	0.13%	09/11/12	1,500	1,499,946

Diversified Banks–10.74%
Bank of Montreal(c)	0.32%	12/03/12	130,000	129,892,701

BNP Paribas Finance Inc.(c)	0.13%	09/04/12	5,700	5,699,938

BNZ International Funding Ltd.(b)(c)	0.27%	09/07/12	40,000	39,998,200

BNZ International Funding Ltd.(b)(c)	0.24%	11/09/12	98,000	97,954,920

BNZ International Funding Ltd.(b)(c)	0.25%	12/06/12	150,000	149,900,000

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/05/12	13,000	12,999,639

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/07/12	12,500	12,499,479

DBS Bank Ltd.(b)(c)	0.26%	09/05/12	50,000	49,998,556

DBS Bank Ltd.(b)(c)	0.26%	12/04/12	98,300	98,233,265

DBS Bank Ltd.(b)(c)	0.27%	10/05/12	147,500	147,463,084

ING (US) Funding LLC(c)	0.37%	09/25/12	75,000	74,981,500

Mizuho Funding, LLC(b)(c)	0.35%	11/02/12	100,000	99,940,583

Mizuho Funding, LLC(b)(c)	0.36%	10/01/12	140,000	139,958,000

National Australia Funding Delaware Inc.(b)(c)	0.35%	11/05/12	150,000	149,906,563

Societe Generale North America, Inc.(c)	0.53%	10/19/12	125,000	124,911,667

Standard Chartered Bank(b)(c)	0.27%	09/04/12	150,000	149,996,625

Standard Chartered Bank(b)(c)	0.32%	10/02/12	100,000	99,972,444

Standard Chartered Bank(b)(c)	0.32%	10/09/12	100,000	99,966,222

Standard Chartered Bank(b)(c)	0.35%	10/15/12	55,000	54,976,472

Sumitomo Mitsui Banking Corp.(b)(c)	0.33%	11/01/12	70,000	69,960,858

Sumitomo Mitsui Banking Corp.(b)(c)	0.35%	10/09/12	50,000	49,981,792

Sumitomo Mitsui Banking Corp.(b)(c)	0.36%	09/06/12	100,000	99,995,070

Sumitomo Mitsui Banking Corp.(b)(c)	0.50%	10/12/12	127,000	126,927,681

UBS Finance (Delaware) Inc.(c)	0.11%	09/05/12	7,000	6,999,914

				2,093,115,173

Diversified Capital Markets–0.41%
Deutsche Bank Financial LLC(c)	0.31%	09/21/12	80,000	79,986,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Household Products–1.64%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	02/05/13	$50,000	$49,862,625

Reckitt Benckiser Treasury Services PLC(b)(c)	0.38%	11/06/12	50,000	49,965,167

Reckitt Benckiser Treasury Services PLC(b)(c)	0.45%	11/09/12	50,000	49,956,875

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	01/16/13	50,000	49,885,834

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	02/14/13	70,000	69,806,333

Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,830,222

				319,307,056

Regional Banks–12.81%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(c)	0.35%	10/03/12	95,000	94,970,444

Banque et Caisse d’Epargne de l’Etat(c)	0.37%	11/02/12	69,000	68,956,032

Banque et Caisse d’Epargne de l’Etat(c)	0.38%	10/16/12	100,000	99,952,500

Banque et Caisse d’Epargne de l’Etat(c)	0.43%	10/04/12	70,000	69,972,408

Commonwealth Bank of Australia(b)(c)	0.30%	11/07/12	95,000	94,946,958

Commonwealth Bank of Australia(b)(c)	0.40%	12/17/12	100,000	99,881,111

Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	100,000	99,857,778

HSBC Bank PLC(b)(c)	0.37%	02/01/13	100,000	99,842,750

HSBC USA Inc.(c)	0.31%	10/11/12	50,000	49,982,778

HSBC USA Inc.(c)	0.31%	10/18/12	200,000	199,919,056

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	10/09/12	65,000	64,975,300

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	11/02/12	96,000	95,940,480

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.37%	10/03/12	71,100	71,076,616

Nordea North America Inc.(c)	0.30%	10/04/12	180,000	179,951,325

Nordea North America Inc.(c)	0.30%	09/10/12	215,000	214,983,875

Nordea North America Inc.(c)	0.29%	09/10/12	5,000	4,999,637

Nordea North America Inc.(c)	0.30%	01/02/13	100,000	99,897,500

PNC Bank, N.A.	0.31%	01/03/13	130,000	129,861,189

PNC Bank, N.A.	0.35%	01/08/13	100,000	99,874,583

Svenska Handelsbanken, Inc.(b)(c)	0.27%	11/02/12	118,800	118,744,758

Svenska Handelsbanken, Inc.(b)(c)	0.30%	09/18/12	125,000	124,982,292

Westpac Banking Corp.(b)(c)	0.30%	11/05/12	150,000	149,918,750

Westpac Banking Corp.(b)(c)	0.32%	02/08/13	164,000	163,766,756

				2,497,254,876

Soft Drinks–1.23%
Coca-Cola Co.(b)	0.24%	11/01/12	90,000	89,963,400

Coca-Cola Co.(b)	0.21%	10/03/12	50,000	49,990,667

Coca-Cola Co.(b)	0.23%	12/06/12	50,000	49,969,333

Coca-Cola Co.(b)	0.23%	12/07/12	50,000	49,969,014

				239,892,414

Total Commercial Paper (Cost $8,493,713,460)				8,493,713,460

Certificates of Deposit–15.38%
Bank of Nova Scotia(c)(d)	0.32%	02/05/13	60,000	60,000,000

Bank of Nova Scotia(c)(d)	0.36%	01/04/13	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)
Bank of Nova Scotia(c)(d)	0.52%	09/11/13	$100,000	$100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.36%	10/02/12	75,000	75,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.41%	11/08/12	120,000	120,015,803

Barclays Bank PLC (United Kingdom)(c)(d)	0.35%	06/17/13	450,000	450,000,000

BNP Paribas (Cayman Islands)(c)	0.15%	09/04/12	400,000	400,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	09/06/12	175,000	175,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	11/08/12	250,000	250,000,000

Mizuho Corporate Bank, Ltd.(c)	0.36%	10/09/12	96,650	96,650,510

National Australia Bank Ltd. (United Kingdom)(c)	0.37%	09/14/12	100,000	100,000,000

Nationwide Building Society (United Kingdom)(c)	0.57%	11/13/12	175,000	174,798,132

Standard Chartered Bank (United Kingdom)(c)	0.43%	10/29/12	225,000	224,844,125

Svenska Handelsbanken AB (Cayman Islands)(c)	0.16%	09/04/12	446,480	446,479,642

Toronto-Dominion Bank(c)	0.32%	03/15/13	75,000	75,008,102

UBS AG(c)	0.28%	11/16/12	200,000	200,000,000

Total Certificates of Deposit (Cost $2,997,796,314)				2,997,796,314

Variable Rate Demand Notes–13.34%(e)
Credit Enhanced–13.34%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	06/01/29	920	920,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/35	10,950	10,950,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(f)	0.16%	05/15/37	32,750	32,750,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	07/01/34	22,690	22,690,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	10/01/33	7,705	7,705,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/14	4,550	4,550,000

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.19%	12/01/23	2,335	2,335,000

Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.17%	12/01/36	6,670	6,670,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.21%	12/01/28	1,300	1,300,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	12/15/34	3,355	3,355,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/29	4,700	4,700,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	02/01/31	8,515	8,515,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.18%	11/01/37	3,750	3,750,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	24,700	24,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	$1,850	$1,850,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/21	2,075	2,075,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.23%	07/01/38	1,035	1,035,000

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	09/01/33	26,525	26,525,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,685	2,685,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/32	2,620	2,620,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments);
Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.20%	01/01/37	21,100	21,100,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	12/01/39	5,000	5,000,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/37	35,585	35,585,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC);
Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/22	1,500	1,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/39	5,420	5,420,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	06/01/15	3,385	3,385,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	07/01/25	8,055	8,055,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/39	6,865	6,865,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	29,100	29,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.22%	06/01/43	$6,000	$6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/25	7,240	7,240,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/36	3,645	3,645,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.19%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	06/01/27	58,553	58,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.13%	07/01/24	12,260	12,260,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.18%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/37	3,900	3,900,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	03/01/30	39,800	39,800,000

Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.19%	04/01/36	11,000	11,000,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	13,385	13,385,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.16%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,953

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/33	12,740	12,740,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/21	16,300	16,300,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.20%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(f)	0.18%	01/01/18	11,505	11,505,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/27	10,000	10,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	11/01/25	4,800	4,800,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System);
Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/47	$1,695	$1,695,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/15/42	19,500	19,500,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/12	8,100	8,100,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.19%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.16%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(b)(f)	0.16%	10/01/17	2,200	2,200,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	01/01/16	6,405	6,405,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	09/01/24	1,100	1,100,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/28	1,200	1,200,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/35	5,060	5,060,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	06/01/29	3,100	3,100,000

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.28%	06/01/17	1,129	1,129,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	01/01/26	8,200	8,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	02/15/33	$10,950	$10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	08/15/25	7,237	7,237,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	10/01/33	750	750,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.18%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.22%	05/01/42	2,570	2,570,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	08/01/21	13,790	13,790,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	48,880	48,880,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.23%	01/01/35	3,320	3,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/37	5,700	5,700,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.21%	12/01/34	1,400	1,400,000

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.17%	03/01/31	3,200	3,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(f)	0.23%	09/01/39	720	720,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	05/01/33	7,000	7,000,000

King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.20%	09/01/21	2,500	2,500,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	11/01/24	13,060	13,060,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/28	4,615	4,615,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/14	5,015	5,015,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	4,125	4,125,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.16%	04/15/30	8,235	8,235,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	01/01/32	$6,625	$6,625,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	1,995	1,995,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.18%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/38	4,600	4,600,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.12%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	07/01/38	8,390	8,390,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.25%	03/01/39	6,445	6,445,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/26	6,065	6,065,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	18,150	18,150,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/38	15,482	15,482,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	11/15/39	19,400	19,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.17%	09/01/40	6,045	6,045,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	01/01/25	2,640	2,640,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	10/01/33	400	400,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.23%	08/01/38	2,995	2,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(f)	0.18%	05/01/41	$3,500	$3,500,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/36	42,500	42,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.15%	05/01/39	6,675	6,675,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.17%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(f)	0.20%	07/01/38	21,836	21,836,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	06/01/25	8,955	8,955,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/36	7,575	7,574,644

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,800

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/33	3,965	3,965,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/38	3,650	3,650,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/15/32	48,000	48,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(c)(f)	0.16%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	04/01/32	14,500	14,500,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/27	2,865	2,865,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,160	2,160,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/17	6,820	6,820,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/15/28	900	900,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	09/01/34	27,820	27,820,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	8,635	8,635,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	12/01/27	1,790	1,790,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/31	27,285	27,285,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.19%	09/01/36	$3,770	$3,770,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	9,000	9,000,000

Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris, N.A.)(f)	0.14%	07/01/40	18,500	18,500,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.20%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.23%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.17%	05/01/20	2,450	2,450,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/29	4,300	4,300,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.15%	01/01/34	7,400	7,400,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/24	4,000	4,000,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/26	7,560	7,560,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	09/01/32	4,575	4,575,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	15,340	15,340,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.26%	07/01/40	2,480	2,480,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/01/25	5,300	5,300,000

San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/26	4,385	4,385,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	1,880	1,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/24	$4,670	$4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.14%	06/01/25	2,800	2,800,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	7,565	7,564,953

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	11/01/32	33,715	33,715,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/01/28	4,802	4,802,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.27%	10/01/21	6,745	6,745,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	9,170	9,170,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	1,070	1,070,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/50	3,500	3,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.17%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/33	17,855	17,855,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.21%	07/01/26	36,460	36,460,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.16%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	09/01/38	15,700	15,700,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/38	32,500	32,500,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/30	9,700	9,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.14%	07/01/39	$7,300	$7,300,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	10/01/30	16,240	16,240,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.17%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.20%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.17%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.16%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.16%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	3,875	3,875,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/43	25,000	25,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	01/01/30	13,775	13,775,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/38	4,045	4,045,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/34	44,100	44,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	06/01/37	3,600	3,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/35	9,800	9,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/39	9,190	9,190,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/25	1,740	1,740,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/36	10,700	10,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	01/15/36	$32,355	$32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/33	26,000	26,000,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/01/30	5,700	5,700,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	05/01/30	500	500,000

Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.24%	05/01/33	800	800,000

Total Variable Rate Demand Notes (Cost $2,598,773,350)				2,598,773,350

Other Bonds & Notes–6.81%
American Honda Finance Corp., Sr. Unsec. Notes(b)(c)(d)	0.72%	12/19/12	150,000	150,000,000

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.80%	01/08/13	65,000	65,465,292

JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.53%	06/07/13	200,000	200,000,000

Kimberly-Clark Corp., Sr. Unsec. Notes(b)	4.03%	12/19/12	110,000	111,186,204

Rabobank Nederland, Sr. Unsec. Notes(b)(c)(d)	0.58%	12/14/12	50,000	50,000,000

Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.56%	09/01/13	200,000	200,000,000

Svenska Handelsbanken AB, Unsec. Notes(b)(c)(d)	0.55%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Sr. Unsec. Medium-Term Notes(c)(d)	0.87%	01/15/13	100,000	100,000,000

Unsec. Medium-Term Notes(c)(d)	0.66%	01/11/13	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.54%	09/06/13	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,326,651,496)				1,326,651,496

U.S. Treasury Securities–2.57%
U.S. Treasury Bills–2.57%
U.S. Treasury Bills(a) (Cost $499,758,889)	0.14%	01/03/13	500,000	499,758,889

TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.68% (Cost $15,916,693,509)				15,916,693,509

			Repurchase
			Amount
Repurchase Agreements–18.30%(g)
Bank of Montreal, Term agreement dated 08/20/12, maturing value of $500,070,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,694,302; 2.50%-7.00%, 07/01/20-06/20/42)(h)	0.17%	09/19/12	500,070,833	500,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-6.00%, 06/20/38-05/20/62)	0.20%	09/04/12	250,005,556	250,000,000

BNP Paribas Securities Corp., Joint term agreement dated 06/18/12, aggregate maturing value $300,208,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,001; 1.75%-6.16%, 08/01/20-07/01/42)(h)	0.24%	10/01/12	225,156,000	225,000,000

Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities valued at $525,000,497; 0%-7.85%, 09/25/17-12/11/49)(c)(d)(i)	0.40%	—	—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	29,207,669	29,207,052

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	95,072,238	95,070,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $600,013,333 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,700; 3.50%-6.00%, 07/01/13-07/01/42)	0.20%	09/04/12	$600,013,333	$600,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.54%-6.00%, 02/01/23-08/01/42)	0.20%	09/04/12	250,005,556	250,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	500,010,556	500,000,000

Societe Generale, Joint term agreement dated 08/28/12, aggregate maturing value of $450,014,875 (collateralized by U.S. Government sponsored agency obligations valued at $459,000,978; 0%-7.13%, 09/24/12-12/01/47)(h)	0.17%	09/04/12	225,007,438	225,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	132,536,222	132,533,277

Wells Fargo Securities, LLC, Joint term agreement dated 07/23/12, aggregate maturing value of $400,455,000 (collateralized by Corporate obligations valued at $420,000,000; 0%-10.50%, 09/01/12-06/19/99)	0.45%	10/22/12	265,301,438	265,000,000

Total Repurchase Agreements (Cost $3,566,810,454)				3,566,810,454

TOTAL INVESTMENTS(j)(k)–99.98% (Cost $19,483,503,963)				19,483,503,963

OTHER ASSETS LESS LIABILITIES–0.02%				4,539,256

NET ASSETS–100.00%				$19,488,043,219

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $7,606,551,331, which represented 39.03% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.7%; Japan: 10.7%; Sweden: 6.9%; Australia 6.7%; other countries less than 5% each: 22.6%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.20%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.84%
Atlantis One Funding Corp.(b)(c)	0.20%	10/05/12	$65,000	$64,987,722

Atlantis One Funding Corp.(b)(c)	0.22%	09/10/12	84,800	84,795,336

				149,783,058

Asset-Backed Securities–Consumer Receivables–5.91%
Bryant Park Funding LLC(b)	0.18%	09/25/12	70,000	69,991,600

Old Line Funding, LLC(b)	0.18%	10/02/12	62,993	62,983,236

Thunder Bay Funding, LLC(b)	0.18%	09/18/12	50,000	49,995,750

				182,970,586

Asset-Backed Securities–Fully Supported Bank–14.18%
Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	09/19/12	35,000	34,995,975

Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	10/03/12	27,000	26,994,480

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	55,000	54,993,125

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/15/12	11,200	11,197,536

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.19%	09/24/12	70,000	69,991,503

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.21%	09/06/12	21,000	20,999,387

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.25%	10/16/12	70,000	69,978,125

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/02/12	100,240	100,218,421

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/15/12	49,500	49,484,875

				438,853,427

Asset-Backed Securities–Multi-Purpose–11.64%
CHARTA, LLC(b)	0.30%	09/17/12	50,000	49,993,333

Mont Blanc Capital Corp.(b)(c)	0.32%	10/01/12	62,000	61,983,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/16/12	143,664	143,622,697

Regency Markets No. 1, LLC(b)(c)	0.22%	09/14/12	104,750	104,741,678

				360,341,175

Asset-Backed Securities–Securities–5.08%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	09/14/12	96,000	95,992,027

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.24%	09/06/12	40,000	39,998,667

Scaldis Capital Ltd./LLC(b)(c)	0.36%	09/27/12	21,202	21,196,487

				157,187,181

Diversified Banks–9.46%
ING (US) Funding LLC(c)	0.25%	10/16/12	145,000	144,955,594

Mizuho Funding, LLC(b)(c)	0.24%	10/05/12	55,000	54,987,533

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	09/12/12	23,000	22,998,594

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	10/23/12	15,000	14,995,667

Sumitomo Mitsui Banking Corp.(b)(c)	0.22%	09/17/12	55,000	54,994,622

				292,932,010

Diversified Capital Markets–1.62%

Deutsche Bank Financial LLC(c)	0.31%	09/10/12	50,000	49,996,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Commercial Paper–2.05%
Missouri (State of) Development Finance Board; Series 2005 A, Commercial Paper (LOC–US Bank, N.A.)(d)	0.17%	09/25/12	$36,906	$36,905,661

Missouri (State of) Development Finance Board (Missouri Association of Muni Utilities Lease Financing); Series 2006A, Commercial Paper Lease RN (LOC–U.S. Bank N.A.)(d)	0.17%	09/25/12	26,602	26,601,756

				63,507,417

Regional Banks–2.42%
HSBC USA Inc.(c)	0.25%	09/11/12	75,000	74,994,792

Total Commercial Paper (Cost $1,770,565,771)				1,770,565,771

Variable Rate Demand Notes–12.23%(e)
Credit Enhanced–12.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	06/01/29	2,600	2,600,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(d)	0.16%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.17%	10/01/25	4,055	4,055,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	12/01/28	2,900	2,900,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/40	2,740	2,740,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	06/01/37	25,800	25,800,000

Cleveland (City of), Ohio & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.14%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.16%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(d)	0.18%	01/01/18	5,460	5,460,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.18%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/16	6,590	6,590,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/01/28	12,175	12,175,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	08/15/25	2,430	2,430,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(c)(d)	0.12%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.16%	10/01/38	6,585	6,585,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/30	$2,000	$2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/38	11,375	11,375,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/35	5,590	5,590,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(d)	0.15%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.20%	07/01/38	13,228	13,228,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/18	2,100	2,100,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(d)	0.15%	04/01/32	5,600	5,600,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.16%	04/01/32	2,525	2,525,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/23	6,200	6,200,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	1,600	1,600,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.18%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/25	3,100	3,100,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.22%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	08/01/35	5,225	5,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/30	11,100	11,100,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/35	5,680	5,680,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $378,668,000)				378,668,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–3.13%
Mizuho Corporate Bank, Ltd.(c)	0.24%	10/12/12	$50,000	$50,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.23%	10/19/12	47,000	47,000,000

Total Certificates of Deposit (Cost $97,000,000)				97,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–72.56% (Cost $2,246,233,771)				2,246,233,771

			Repurchase
			Amount
Repurchase Agreements–27.43%(f)
Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	250,005,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $150,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,001; 2.74%-4.00%, 11/01/40-01/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,778 (collateralized by Corporate obligations valued at $105,004,048; 4.85%-9.75%, 09/15/12-12/29/49)(c)	0.25%	09/04/12	93,502,597	93,500,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	5,558,079	5,557,955

RBC Capital Markets Corp., Joint term agreement dated 08/28/12, aggregate maturing value $200,008,944 (collateralized by Corporate obligations valued at $210,000,001; 0%-6.13%, 06/01/15-06/15/44)(g)	0.23%	09/04/12	100,004,472	100,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)(c)	0.19%	09/04/12	100,002,111	100,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Total Repurchase Agreements (Cost $849,057,955)				849,057,955

TOTAL INVESTMENTS(h)(i)–99.99% (Cost $3,095,291,726)				3,095,291,726

OTHER ASSETS LESS LIABILITIES–0.01%				240,336

NET ASSETS–100.00%				$3,095,532,062

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $1,403,172,582, which represented 45.33% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.5%; Netherlands: 16.2%; United Kingdom: 11.5%; Canada: 8.3% and other countries less than 5% each: 7.3%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Mizuho Corporate Bank Ltd.	8.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–48.39%
U.S. Treasury Bills–41.25%(a)
U.S. Treasury Bills	0.14%	09/06/12	$295,000	$294,994,387

U.S. Treasury Bills	0.15%	09/13/12	100,000	99,995,000

U.S. Treasury Bills	0.10%	10/04/12	440,000	439,959,208

U.S. Treasury Bills	0.11%	10/04/12	250,000	249,974,219

U.S. Treasury Bills	0.14%	10/04/12	100,000	99,986,892

U.S. Treasury Bills	0.09%	10/11/12	125,000	124,987,500

U.S. Treasury Bills	0.14%	10/11/12	150,000	149,976,250

U.S. Treasury Bills	0.15%	10/11/12	150,000	149,975,833

U.S. Treasury Bills	0.10%	10/18/12	365,110	365,064,716

U.S. Treasury Bills	0.13%	10/18/12	20,000	19,996,606

U.S. Treasury Bills	0.10%	10/25/12	290,000	289,958,300

U.S. Treasury Bills	0.13%	10/25/12	150,000	149,971,312

U.S. Treasury Bills	0.11%	11/01/12	240,000	239,956,893

U.S. Treasury Bills	0.13%	11/01/12	150,000	149,966,196

U.S. Treasury Bills	0.11%	11/08/12	200,000	199,959,578

U.S. Treasury Bills	0.14%	11/08/12	250,000	249,933,511

U.S. Treasury Bills	0.14%	11/15/12	150,000	149,955,469

U.S. Treasury Bills	0.10%	11/23/12	350,000	349,917,691

U.S. Treasury Bills	0.11%	11/29/12	300,000	299,919,158

U.S. Treasury Bills	0.13%	12/06/12	250,000	249,911,667

U.S. Treasury Bills	0.14%	12/06/12	200,000	199,925,333

U.S. Treasury Bills	0.14%	01/03/13	300,000	299,852,750

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,961,792

U.S. Treasury Bills	0.14%	01/10/13	200,000	199,901,750

U.S. Treasury Bills	0.15%	01/10/13	290,000	289,846,985

U.S. Treasury Bills	0.14%	01/17/13	250,000	249,870,625

U.S. Treasury Bills	0.14%	01/24/13	250,000	249,864,062

U.S. Treasury Bills	0.14%	01/31/13	250,000	249,855,389

U.S. Treasury Bills	0.14%	02/21/13	100,000	99,931,521

				6,263,370,593

U.S. Treasury Notes–7.14%
U.S. Treasury Notes	1.38%	10/15/12	350,000	350,533,029

U.S. Treasury Notes	4.00%	11/15/12	100,000	100,788,472

U.S. Treasury Notes	0.50%	11/30/12	280,000	280,231,490

U.S. Treasury Notes	0.63%	01/31/13	250,000	250,497,240

U.S. Treasury Notes	3.88%	02/15/13	100,000	101,680,386

				1,083,730,617

Total U.S. Treasury Securities (Cost $7,347,101,210)				7,347,101,210

TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.39% (Cost $7,347,101,210)				7,347,101,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–51.60%(b)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	$400,008,000	$400,000,000

Bank of Montreal, Term agreement dated 08/14/12, maturing value $350,090,417 (collateralized by U.S. Treasury obligations valued at $357,000,049; 0.38%-3.63%, 07/31/13-02/15/22)(c)	0.15%	10/15/12	350,090,417	350,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	230,004,856	230,000,000

Barclays Capital Inc., Term agreement dated 07/26/12, maturing value of $300,105,000 (collateralized by U.S. Treasury obligations valued at $306,000,165; 0.50%-2.25%, 11/30/13-11/30/17)(c)	0.14%	10/24/12	300,105,000	300,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $230,004,600 (collateralized by U.S. Treasury obligations valued at $234,600,032; 0.75%-2.25%, 01/31/15-06/30/17)	0.18%	09/04/12	230,004,600	230,000,000

BNP Paribas Securities Corp., Term agreement dated 07/30/12, maturing value $500,202,222 (collateralized by U.S. Treasury obligations valued at $510,000,053; 0.13%-3.63%, 07/15/13-04/15/28)(c)	0.16%	10/29/12	500,202,222	500,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,060; 1.13%-2.38%, 07/15/19-01/15/25)(c)	0.17%	11/15/12	500,212,500	500,000,000

CIBC World Markets Corp., Agreement dated 08/31/12, maturing value of $100,002,000 (collateralized by U.S. Treasury obligations valued at $102,000,192; 0.75%-5.25%, 12/15/13-08/15/42)	0.18%	09/04/12	100,002,000	100,000,000

Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0%-1.63%, 12/20/12-08/15/22)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,002,947; 0%, 02/15/18-05/15/37)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 08/13/12, aggregate maturing value of $250,066,667 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0%-4.38%, 07/15/14-05/15/40)	0.16%	10/12/12	200,053,333	200,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	319,939,450	319,932,696

Deutsche Bank Securities Inc., Term agreement dated 06/11/12, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0%-9.13%, 09/13/12-08/15/39)(c)	0.15%	09/10/12	500,189,583	500,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $500,009,444 (collateralized by U.S. Treasury obligations valued at $510,000,058; 0.13%-2.38%, 04/15/14-02/15/41)	0.17%	09/04/12	500,009,444	500,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(c)	0.14%	09/05/12	500,013,611	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/12, maturing value $474,136,694 (collateralized by U.S. Treasury obligations valued at $483,609,842; 0.88%-2.50%, 03/31/15-12/31/16)	0.18%	09/04/12	474,136,694	474,127,211

Morgan Stanley, Agreement dated 08/31/12, maturing value $200,004,000 (collateralized by U.S. Treasury obligations valued at $204,000,068; 0.13%, 04/15/17)	0.18%	09/04/12	200,004,000	200,000,000

RBC Capital Markets Corp., Term agreement dated 07/23/12 maturing value $750,189,583 (collateralized by U.S. Treasury obligations valued at $765,000,058; 0%-11.25%, 09/15/12-02/15/42)(c)	0.10%	10/22/12	750,189,583	750,000,000

RBS Securities Inc., Agreement dated 08/31/12 maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,006,939; 0.75%-3.88%, 01/15/25-02/15/42)	0.18%	09/04/12	500,010,000	500,000,000

Societe Generale, Term agreement dated 08/28/12, maturing value of $250,007,292 (collateralized by U.S. Treasury obligations valued at $255,000,069; 1.25%-2.25%, 04/15/14-01/15/26)(c)	0.15%	09/04/12	250,007,292	250,000,000

Societe Generale, Agreement dated 08/31/12, maturing value of $280,005,600 (collateralized by U.S. Treasury obligations valued at $285,600,006; 2.00%, 02/15/22)	0.18%	09/04/12	280,005,600	280,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/12, maturing value $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0%-4.25%, 09/30/12-01/15/29)	0.18%	09/04/12	250,005,000	250,000,000

Total Repurchase Agreements (Cost $7,834,059,907)				7,834,059,907

TOTAL INVESTMENTS(d)–99.99% (Cost $15,181,161,117)				15,181,161,117

OTHER ASSETS LESS LIABILITIES–0.01%				2,075,143

NET ASSETS–100.00%				$15,183,236,260

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–61.77%
Federal Farm Credit Bank (FFCB)–7.79%
Bonds(a)	0.15%	02/14/13	$50,000	$49,993,062

Bonds(a)	0.20%	04/02/13	50,000	50,000,000

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.17%	10/19/12	65,000	65,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,987,338

Bonds(a)	0.18%	03/08/13	50,000	49,994,775

Bonds(a)	0.30%	05/03/13	20,000	20,012,227

Disc. Notes(b)	0.11%	09/14/12	25,000	24,999,007

Unsec. Bonds(a)	0.20%	07/02/13	29,000	28,997,541

				448,983,950

Federal Home Loan Bank (FHLB)–24.49%
Unsec. Bonds(a)	0.24%	09/17/12	80,000	79,999,292

Unsec. Bonds	0.17%	01/10/13	50,000	49,994,660

Unsec. Bonds(a)	0.21%	01/23/13	50,000	50,000,000

Unsec. Bonds	0.17%	02/08/13	53,250	53,245,469

Unsec. Bonds(a)	0.21%	04/09/13	60,000	60,000,000

Unsec. Bonds	0.25%	07/17/13	50,000	49,998,558

Unsec. Disc. Notes(b)	0.12%	10/02/12	65,000	64,993,283

Unsec. Disc. Notes(b)	0.16%	10/03/12	50,000	49,992,889

Unsec. Disc. Notes(b)	0.12%	10/05/12	75,000	74,991,500

Unsec. Disc. Notes(b)	0.16%	10/10/12	65,000	64,988,733

Unsec. Disc. Notes(b)	0.14%	10/12/12	50,000	49,992,028

Unsec. Disc. Notes(b)	0.12%	10/17/12	60,000	59,990,800

Unsec. Disc. Notes(b)	0.13%	10/17/12	48,020	48,012,146

Unsec. Disc. Notes(b)	0.13%	10/24/12	65,000	64,987,272

Unsec. Disc. Notes(b)	0.16%	10/24/12	50,000	49,988,590

Unsec. Disc. Notes(b)	0.13%	10/26/12	75,000	74,984,875

Unsec. Disc. Notes(b)	0.13%	10/31/12	75,000	74,984,375

Unsec. Disc. Notes(b)	0.13%	11/09/12	56,750	56,736,403

Unsec. Disc. Notes(b)	0.13%	11/14/12	50,000	49,986,639

Unsec. Disc. Notes(b)	0.16%	01/16/13	56,296	56,261,722

Unsec. Disc. Notes(b)	0.16%	01/25/13	52,000	51,966,257

Unsec. Global Bonds	0.16%	10/19/12	45,000	44,998,644

Unsec. Global Bonds	0.19%	10/26/12	50,000	50,003,233

Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,992,811

				1,411,090,179

Federal Home Loan Mortgage Corp. (FHLMC)–16.48%
Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,995,417

Unsec. Disc. Notes(b)	0.13%	10/01/12	50,000	49,994,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.10%	10/02/12	$50,000	$49,995,694

Unsec. Disc. Notes(b)	0.11%	10/03/12	90,000	89,991,200

Unsec. Disc. Notes(b)	0.11%	10/04/12	50,000	49,994,958

Unsec. Disc. Notes(b)	0.12%	10/09/12	60,000	59,992,400

Unsec. Disc. Notes(b)	0.13%	10/09/12	55,715	55,707,357

Unsec. Disc. Notes(b)	0.16%	10/09/12	50,000	49,991,556

Unsec. Disc. Notes(b)	0.18%	10/09/12	50,000	49,990,766

Unsec. Disc. Notes(b)	0.13%	10/22/12	48,800	48,791,013

Unsec. Disc. Notes(b)	0.13%	11/05/12	65,000	64,984,743

Unsec. Disc. Notes(b)	0.13%	11/13/12	65,000	64,982,865

Unsec. Disc. Notes(b)	0.15%	11/13/12	50,000	49,984,792

Unsec. Disc. Notes(b)	0.16%	11/19/12	50,000	49,982,883

Unsec. Disc. Notes(b)	0.15%	11/26/12	50,000	49,981,725

Unsec. Disc. Notes(b)	0.16%	02/11/13	50,000	49,963,777

Unsec. Global Notes	0.52%	11/26/12	65,000	65,050,513

				949,376,242

Federal National Mortgage Association (FNMA)–12.14%
Unsec. Disc. Notes(b)	0.14%	10/03/12	50,000	49,993,778

Unsec. Disc. Notes(b)	0.12%	10/10/12	75,000	74,990,250

Unsec. Disc. Notes(b)	0.10%	10/15/12	65,000	64,992,055

Unsec. Disc. Notes(b)	0.12%	10/15/12	75,000	74,989,000

Unsec. Disc. Notes(b)	0.15%	10/31/12	25,000	24,993,750

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,990,680

Unsec. Disc. Notes(b)	0.13%	11/07/12	49,800	49,788,415

Unsec. Disc. Notes(a)	0.15%	11/21/12	50,000	49,983,125

Unsec. Disc. Notes(b)	0.14%	11/28/12	50,000	49,982,889

Unsec. Disc. Notes(b)	0.14%	01/14/13	50,000	49,973,750

Unsec. Disc. Notes(b)	0.16%	01/16/13	60,000	59,964,608

Unsec. Disc. Notes(b)	0.16%	01/23/13	50,000	49,968,000

Unsec. Disc. Notes(b)	0.16%	02/13/13	50,000	49,963,333

				699,573,633

Overseas Private Investment Corp. (OPIC)–0.87%
Gtd. VRD COP Bonds(c)	0.19%	07/09/26	50,000	50,000,000

Total U.S. Government Sponsored Agency Securities (Cost $3,559,024,004)				3,559,024,004

U.S. Treasury Notes–1.13%
U.S. Treasury Notes (Cost $65,097,848)	1.38%	10/15/12	65,000	65,097,848

TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.90% (Cost $3,624,121,852)				3,624,121,852

			Repurchase
			Amount
Repurchase Agreements–37.10%(d)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	100,002,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)
Bank of Montreal, Term agreement dated 08/16/12, maturing value of $300,075,000 (collateralized by U.S. Treasury obligations valued at $306,000,044; 0.38%-3.63%, 07/31/13-02/15/22)(e)	0.15%	10/15/12	$300,075,000	$300,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $250,005,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,053; 0.45%-1.38%, 02/25/14-08/14/17)	0.19%	09/04/12	170,003,589	170,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $250,112,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,018; 0.35%-6.47%, 09/25/12-06/05/36)(e)	0.18%	11/15/12	250,112,500	250,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,111 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,853; 0%-8.88%, 07/15/13-04/15/30)	0.19%	09/04/12	14,000,296	14,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	44,885,881	44,884,933

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	70,001,556	70,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 06/11/12, aggregate maturing value $350,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,829; 0%-8.20%, 09/04/12-09/15/60)(e)	0.16%	09/10/12	275,110,000	275,000,000

Goldman, Sachs & Co., Agreement dated 08/31/12, maturing value $300,006,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,423; 0%-5.50%, 01/09/14-02/27/32)	0.19%	09/04/12	300,006,333	300,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(e)	0.14%	09/05/12	300,008,167	300,000,000

RBS Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $400,008,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,006,388; 0%-9.38%, 10/15/12-04/15/30)	0.19%	09/04/12	314,006,629	314,000,000

Total Repurchase Agreements (Cost $2,137,884,933)				2,137,884,933

TOTAL INVESTMENTS(f)–100.00% (Cost $5,762,006,785)				5,762,006,785

OTHER ASSETS LESS LIABILITIES–(0.00)%				(146,353)

NET ASSETS–100.00%				$5,761,860,432

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments
August 31, 2012

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–71.25%
Federal Farm Credit Bank (FFCB)–19.25%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.17%	10/19/12	15,000	15,000,000

Bonds(a)	0.31%	10/22/12	15,000	15,002,966

Bonds(a)	0.18%	03/08/13	10,000	9,998,955

Bonds(a)	0.30%	04/11/13	15,000	15,009,215

Bonds(a)	0.18%	06/04/13	14,400	14,398,342

Disc. Notes(b)	0.08%	09/04/12	5,000	4,999,967

Disc. Notes(b)	0.11%	09/27/12	11,000	10,999,126

Disc. Notes(b)	0.11%	10/18/12	5,000	4,999,282

				100,407,853

Federal Home Loan Bank (FHLB)–52.00%
Unsec. Bonds(a)	0.24%	09/17/12	5,000	4,999,956

Unsec. Bonds(a)	0.19%	10/25/12	15,000	15,001,156

Unsec. Bonds(a)	0.21%	01/23/13	10,000	10,000,000

Unsec. Bonds(a)	0.21%	04/09/13	15,000	15,000,000

Unsec. Disc. Notes(b)	0.00%	09/04/12	71,185	71,184,659

Unsec. Disc. Notes(b)	0.11%	09/14/12	15,000	14,999,431

Unsec. Disc. Notes(b)	0.13%	09/17/12	10,000	9,999,422

Unsec. Disc. Notes(b)	0.12%	09/26/12	15,000	14,998,750

Unsec. Disc. Notes(b)	0.12%	10/02/12	10,000	9,998,967

Unsec. Disc. Notes(b)	0.16%	10/03/12	15,000	14,997,867

Unsec. Disc. Notes(b)	0.10%	10/04/12	10,000	9,999,083

Unsec. Disc. Notes(b)	0.10%	10/05/12	15,000	14,998,584

Unsec. Disc. Notes(b)	0.13%	10/10/12	10,000	9,998,592

Unsec. Disc. Notes(b)	0.16%	10/10/12	15,000	14,997,400

Unsec. Disc. Notes(b)	0.12%	10/12/12	10,000	9,998,633

Unsec. Disc. Notes(b)	0.14%	10/17/12	10,000	9,998,211

Unsec. Disc. Notes(b)	0.13%	10/24/12	10,000	9,998,057

Unsec. Disc. Notes(b)	0.13%	10/26/12	10,000	9,997,983

				271,166,751

Total U.S. Government Sponsored Agency Securities (Cost $371,574,604)				371,574,604

U.S. Treasury Securities–28.75%(b)
U.S. Treasury Bills	0.09%	09/13/12	20,000	19,999,400

U.S. Treasury Bills	0.13%	09/17/12	25,000	24,998,544

U.S. Treasury Bills	0.10%	10/04/12	15,000	14,998,625

U.S. Treasury Bills	0.10%	10/25/12	15,000	14,997,716

U.S. Treasury Bills	0.13%	11/08/12	15,000	14,996,288

U.S. Treasury Bills	0.12%	01/03/13	15,000	14,993,929

U.S. Treasury Bills	0.12%	01/10/13	15,000	14,993,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)
U.S. Treasury Bills	0.13%	01/17/13	$15,000	$14,992,353

U.S. Treasury Bills	0.12%	01/24/13	15,000	14,992,992

Total U.S. Treasury Securities (Cost $149,963,270)				149,963,270

TOTAL INVESTMENTS(c)–100.00% (Cost $521,537,874)				521,537,874

OTHER ASSETS LESS LIABILITIES–0.00%				20,042

NET ASSETS–100.00%				$521,557,916

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.64%
Alabama–1.61%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$2,112	$2,112,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.14%	04/01/28	10,000	10,000,000

				12,112,000

Arizona–2.78%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.21%	08/01/15	7,445	7,445,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/37	13,425	13,425,000

				20,870,000

Colorado–5.23%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	07/01/34	2,025	2,025,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-family RB (CEP–FNMA)(a)	0.17%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	07/01/21	4,370	4,370,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.19%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	1.04%	12/01/30	9,250	9,250,000

				39,335,000

Delaware–1.30%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/36	9,800	9,800,000

District of Columbia–3.41%
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	01/01/29	5,600	5,600,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	06/01/27	20,000	20,000,000

				25,600,000

Florida–6.62%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.18%	11/15/35	10,990	10,990,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.18%	04/01/17	2,275	2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	$2,400	$2,399,575

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/20	2,525	2,525,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.17%	07/01/32	13,000	13,000,000

St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	06/01/33	10,500	10,500,000

				49,744,575

Georgia–6.18%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	7,890	7,890,000

Georgia (State of); Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	4,630	4,659,570

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	06/15/25	4,100	4,100,000

Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/13	1,000	1,019,920

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	07/01/24	2,700	2,700,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	01/01/36	10,000	10,000,000

Richmond (County of) Board of Education; Series 2007, Sales Unlimited Tax GO Bonds (CEP–Georgia State Aid Intercept Program)	5.00%	10/01/12	2,440	2,449,578

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.17%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.14%	06/01/25	500	500,000

				46,424,068

Idaho–0.81%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,088,554

Illinois–6.49%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.20%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	06/01/36	6,940	6,940,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/30	14,845	14,845,000

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,013,468

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.18%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	3,850	3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.55%	11/01/24	$1,120	$1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.17%	10/01/33	4,850	4,850,000

				48,778,468

Indiana–6.60%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	04/01/36	7,150	7,150,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.27%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/32	9,260	9,260,000

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.15%	06/01/40	3,000	3,000,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	02/01/25	1,835	1,835,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/38	14,000	14,000,000

Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,558,269

				49,603,269

Iowa–0.55%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.15%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/16/13	1,800	1,820,836

				4,150,836

Kansas–0.47%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.17%	03/01/31	3,500	3,500,000

Maryland–2.07%
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,128,010

Maryland (State of) Department of Transportation; Second Series 2008, Consolidated Transportation RB	4.00%	09/01/12	2,375	2,375,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	4,970	4,970,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,075	2,075,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	4,990	4,990,000

				15,538,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–0.67%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	04/01/28	$5,050	$5,050,000

Michigan–1.98%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/38	10,000	10,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.18%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	09/01/25	1,380	1,380,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	05/01/31	600	600,000

Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,280,739

				14,875,739

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.20%	04/01/37	5,835	5,835,000

Mississippi–0.83%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.19%	12/01/30	1,000	1,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.17%	05/01/35	5,220	5,220,000

				6,220,000

Missouri–3.89%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.42%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)(a)	0.15%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.17%	11/01/21	1,805	1,805,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.20%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.20%	12/01/15	3,950	3,950,000

				29,265,000

Nevada–0.93%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	12/01/39	7,000	7,000,000

New Hampshire–2.91%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	09/01/37	980	980,000

				21,855,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.50%
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	$3,690	$3,778,230

New York–1.52%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/01/32	7,925	7,925,000

Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.15%	11/01/31	3,500	3,500,000

				11,425,000

North Carolina–3.05%
New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,008,044

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	1,405	1,405,000

North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,047,821

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/28	4,635	4,635,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.15%	12/01/36	9,700	9,700,000

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,071,521

Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,028,215

				22,895,601

Ohio–3.53%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	06/01/35	8,045	8,045,000

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/21	10,000	10,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,505	8,505,000

				26,550,000

Pennsylvania–6.55%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.18%	07/15/21	8,500	8,500,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	09/01/18	2,305	2,305,000

Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD Health System RB(a)	0.16%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	09/01/28	7,625	7,625,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.20%	07/01/38	16,303	16,303,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	04/01/20	1,800	1,800,000

				49,213,000

South Carolina–0.43%
Spartanburg County School District No. 7; Series 2012, Unlimited Tax GO Bonds (CEP–South Carolina School District Credit Enhancement Program)	4.00%	09/01/12	3,225	3,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–2.32%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	$1,375	$1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	10,000	10,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/33	4,750	4,750,000

Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,315,537

				17,440,537

Texas–13.39%
Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,164,464

Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.21%	10/15/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.19%	10/18/12	3,500	3,500,000

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	01/01/41	19,000	19,000,000

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	3,400	3,420,196

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,133,310

Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/13	2,130	2,157,176

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,351,648

Series 2012, Limited Tax Notes	1.50%	02/01/13	2,705	2,719,644

Series 2012, Ref. General Improvement Limited Tax GO Bonds	2.00%	02/01/13	2,210	2,226,608

Tarrant Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	01/01/13	3,500	3,555,780

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	9,000	9,203,539

				100,622,365

Utah–0.75%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.27%	06/01/21	2,500	2,500,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.22%	04/01/42	3,125	3,125,000

				5,625,000

Virginia–2.51%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,017,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	$990	$990,000

Virginia (State of) College Building Authority (Washington & Lee University); Series 2006, Educational Facilities RB	5.00%	01/01/13	1,065	1,082,025

				18,844,669

Washington–1.38%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	500	500,000

Shoreline School District No. 412; Series 2010, Unlimited Tax GO Bonds (CEP–Washington State School District Guaranty Program)	2.00%	12/01/12	2,500	2,511,345

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	10/01/30	3,000	3,000,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,450	1,450,000

Washington (State of); Series 2010 C, Ref. Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	01/01/13	2,850	2,895,545

				10,356,890

West Virginia–0.91%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–5.96%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.17%	10/01/42	5,260	5,260,000

Madison Area Technical College District; Serioes 2011-12 C, Unlimited GO Promissory Notes	1.50%	09/01/12	3,610	3,610,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	06/01/37	4,890	4,890,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.60%	07/01/14	730	730,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/32	9,000	9,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.27%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	05/01/30	19,300	19,300,000

				44,790,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	11/01/24	5,460	5,460,000

TOTAL INVESTMENTS(f)(g)–99.64% (Cost $748,671,811)				748,671,811

OTHER ASSETS LESS LIABILITIES–0.36%				2,737,806

NET ASSETS–100.00%				$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $37,150,000, which represented 4.94% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	22.6%

PNC Bank, N.A.	9.7

Federal Home Loan Mortgage Corp.	8.5

US Bank, N.A.	8.2

Federal National Mortgage Association	7.8

Wells Fargo Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$15,916,693,509	$2,246,233,771	$7,347,101,210	$3,624,121,852	$521,537,874	$748,671,811

Repurchase agreements, at value and cost	3,566,810,454	849,057,955	7,834,059,907	2,137,884,933	—	—

Total investments, at value and cost	19,483,503,963	3,095,291,726	15,181,161,117	5,762,006,785	521,537,874	748,671,811

Cash	—	—	—	—	—	1,189,510

Receivable for:
Investments sold	4,280,268	1,210,046	—	—	—	1,095,043

Interest	6,285,248	66,934	4,162,168	884,204	39,832	755,918

Fund expenses absorbed	399,698	141,976	1,263,067	513,115	115,111	98,217

Investment for trustee deferred compensation and retirement plans	552,925	260,336	264,177	109,648	51,022	98,198

Other assets	27,512	150,088	34,505	47,295	21,832	66,912

Total assets	19,495,049,614	3,097,121,106	15,186,885,034	5,763,561,047	521,765,671	751,975,609

Liabilities:
Payable for:
Amount due custodian	5,683	—	—	—	—	—

Dividends	2,421,467	158,779	265,660	116,265	8,384	13,181

Accrued fees to affiliates	588,542	192,627	1,186,775	526,259	23,840	84,347

Accrued operating expenses	323,824	72,277	250,378	120,430	49,556	45,613

Trustee deferred compensation and retirement plans	3,666,879	1,165,361	1,945,961	937,661	125,975	422,851

Total liabilities	7,006,395	1,589,044	3,648,774	1,700,615	207,755	565,992

Net assets applicable to shares outstanding	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

Net assets consist of:
Shares of beneficial interest	$19,486,042,693	$3,094,866,442	$15,182,571,785	$5,761,237,722	$521,546,656	$751,538,391

Undistributed net investment income	2,367,212	371,127	664,475	622,710	11,260	(50,202)

Undistributed net realized gain (loss)	(366,686)	294,493	—	—	—	(78,572)

	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,051,708,064	$2,337,469,490	$7,014,482,169	$3,772,428,968	$431,857,187	$495,297,303

Private Investment Class	$372,458,444	$159,749,829	$808,131,243	$382,019,031	$38,425,752	$95,843,016

Personal Investment Class	$102,628,198	$72,420,073	$126,917,087	$13,558,331	$4,544,977	$2,749,858

Cash Management Class	$785,901,066	$358,386,710	$4,929,501,168	$673,598,417	$33,449,333	$76,483,205

Reserve Class	$97,223,996	$16,390,370	$25,205,659	$264,285,724	$1,350,816	$25,359,632

Resource Class	$141,084,853	$54,460,615	$276,388,407	$150,944,205	$11,919,838	$28,356,958

Corporate Class	$1,937,038,598	$96,654,975	$2,002,610,527	$505,025,756	$10,013	$27,319,645

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,050,148,618	2,338,010,919	7,014,073,468	3,772,103,621	431,809,821	495,294,352

Private Investment Class	372,407,076	159,831,346	808,023,603	381,958,171	38,446,666	95,827,568

Personal Investment Class	102,619,113	72,364,571	126,830,860	13,554,275	4,545,581	2,746,166

Cash Management Class	785,607,312	358,374,175	4,928,901,950	673,505,025	33,446,329	76,506,514

Reserve Class	97,224,950	16,391,351	25,187,006	264,284,527	1,349,127	25,355,526

Resource Class	141,051,584	54,432,325	276,324,534	150,898,372	11,917,179	28,354,353

Corporate Class	1,936,983,537	96,640,187	2,002,666,370	504,980,406	10,014	27,320,220

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$53,228,375	$5,891,542	$15,168,720	$10,641,223	$713,969	$1,560,972

Expenses:
Advisory fees	27,708,650	4,473,828	23,891,974	8,428,024	1,188,203	1,880,097

Administrative services fees	1,059,091	592,650	982,757	757,759	241,955	242,379

Custodian fees	718,215	125,568	645,207	301,477	40,026	33,009

Distribution fees:
Private Investment Class	2,257,421	1,091,769	3,830,654	2,268,716	175,094	445,935

Personal Investment Class	763,248	638,840	1,213,917	106,963	35,071	26,213

Cash Management Class	837,246	428,340	6,764,499	1,492,054	33,738	104,666

Reserve Class	1,034,960	92,368	800,866	2,244,401	20,786	249,627

Resource Class	319,175	72,085	559,781	456,797	29,630	46,435

Corporate Class	482,395	28,065	756,615	327,287	3,298	10,383

Transfer agent fees	1,662,519	268,430	1,425,737	717,532	73,188	73,354

Trustees’ and officers’ fees and benefits	1,068,071	177,674	882,292	496,042	60,044	64,495

Other	753,791	234,907	619,953	392,197	166,900	159,760

Total expenses	38,664,782	8,224,524	42,374,252	17,989,249	2,067,933	3,336,353

Less: Fees waived and expenses reimbursed	(10,593,501)	(4,456,757)	(30,444,222)	(9,086,786)	(1,517,648)	(2,250,323)

Net expenses	28,071,281	3,767,767	11,930,030	8,902,463	550,285	1,086,030

Net investment income	25,157,094	2,123,775	3,238,690	1,738,760	163,684	474,942

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	(293,864)	294,493	50,407	27,193	13,675	—

Net increase in net assets resulting from operations	$24,863,230	$2,418,268	$3,289,097	$1,765,953	$177,359	$474,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2012 and 2011

	Liquid Assets Portfolio		STIC Prime Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$25,157,094	$30,037,490	$2,123,775	$2,389,704

Net realized gain (loss)	(293,864)	(58,293)	294,493	—

Net increase in net assets resulting from operations	24,863,230	29,979,197	2,418,268	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(22,653,197)	(25,064,971)	(1,970,544)	(1,914,692)

Private Investment Class	(91,059)	(104,657)	(159,676)	(61,778)

Personal Investment Class	(20,510)	(20,916)	(56,186)	(18,886)

Cash Management Class	(549,401)	(1,808,242)	(298,814)	(214,666)

Reserve Class	(20,900)	(22,045)	(5,540)	(1,386)

Resource Class	(32,103)	(45,485)	(22,143)	(20,695)

Corporate Class	(1,891,596)	(2,971,174)	(75,876)	(157,601)

Total distributions from net investment income	(25,258,766)	(30,037,490)	(2,588,779)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	811,900,804	(1,076,951,392)	445,421,945	39,264,332

Private Investment Class	(129,163,894)	(207,822,434)	(107,860,105)	(39,362,727)

Personal Investment Class	(5,049,935)	(3,795,941)	(12,026,107)	(4,527,089)

Cash Management Class	(781,536,081)	(1,059,890,679)	(93,221,563)	229,414

Reserve Class	6,998,794	(18,744,717)	9,601,823	(1,245,728)

Resource Class	(35,990,962)	(84,339,783)	25,248,010	(121,895,207)

Corporate Class	78,500,235	(1,816,634,825)	(5,973,384)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(54,341,039)	(4,268,179,771)	261,190,619	(296,515,682)

Net increase (decrease) in net assets	(54,736,575)	(4,268,238,064)	261,020,108	(296,515,682)

Net Assets:
Beginning of year	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of year*	$19,488,043,219	$19,542,779,794	$3,095,532,062	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,367,212	$2,549,244	$371,127	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

			Government &
	Treasury Portfolio		Agency Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$3,238,690	$3,552,436	$1,738,760	$3,103,073

Net realized gain	50,407	495,071	27,193	104,979

Net increase in net assets resulting from operations	3,289,097	4,047,507	1,765,953	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(1,086,755)	(1,646,245)	(1,033,531)	(2,277,120)

Private Investment Class	(155,889)	(169,870)	(91,310)	(100,807)

Personal Investment Class	(32,903)	(36,476)	(2,868)	(2,934)

Cash Management Class	(1,375,936)	(1,131,781)	(300,323)	(250,978)

Reserve Class	(16,233)	(19,409)	(45,177)	(20,083)

Resource Class	(56,850)	(67,747)	(45,960)	(53,861)

Corporate Class	(514,124)	(480,896)	(219,591)	(397,290)

Total distributions from net investment income	(3,238,690)	(3,552,424)	(1,738,760)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,035)	—	(102,825)	—

Private Investment Class	(39,886)	—	(10,470)	—

Personal Investment Class	(9,672)	—	(306)	—

Cash Management Class	(395,770)	—	(29,914)	—

Reserve Class	(10,974)	—	(2,991)	—

Resource Class	(14,691)	—	(5,506)	—

Corporate Class	(198,001)	—	(23,010)	—

Total distributions from net realized gains	(935,029)	—	(175,022)	—

Share transactions–net:
Institutional Class	1,834,112,962	649,938,568	(1,883,220,830)	1,112,658,773

Private Investment Class	(36,853,689)	60,672,576	(167,828,533)	(8,156,568)

Personal Investment Class	(58,382,432)	11,874,463	(1,134,450)	710,512

Cash Management Class	(1,449,829,654)	1,099,901,588	(1,000,924,066)	631,644,460

Reserve Class	(123,454,493)	96,918,581	193,913,087	(113,478,371)

Resource Class	(17,144,597)	(115,864,624)	(121,226,628)	(21,992,305)

Corporate Class	146,476,752	302,491,390	(839,234,410)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	294,924,849	2,105,932,542	(3,819,655,830)	1,775,574,098

Net increase (decrease) in net assets	294,040,227	2,106,427,625	(3,819,803,659)	1,775,679,077

Net Assets:
Beginning of year	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of year*	$15,183,236,260	$14,889,196,033	$5,761,860,432	$9,581,664,091

* Includes accumulated undistributed net investment income	$664,475	$1,298,049	$622,710	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

	Government		Tax-Free
	TaxAdvantage		Cash Reserve
	Portfolio		Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$163,684	$168,055	$474,942	$392,676

Net realized gain (loss)	13,675	7,379	—	(5,583)

Net increase in net assets resulting from operations	177,359	175,434	474,942	387,093

Distributions to shareholders from net investment income:
Institutional Class	(143,288)	(142,820)	(313,662)	(330,463)

Private Investment Class	(7,051)	(14,193)	(49,272)	(19,378)

Personal Investment Class	(941)	(1,623)	(2,080)	(998)

Cash Management Class	(6,788)	(4,994)	(62,337)	(28,288)

Reserve Class	(417)	(361)	(14,456)	(3,845)

Resource Class	(2,984)	(3,464)	(12,162)	(6,551)

Corporate Class	(2,215)	(600)	(20,973)	(3,153)

Total distributions from net investment income	(163,684)	(168,055)	(474,942)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,065)	—	—	—

Personal Investment Class	(479)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(238)	—	—	—

Resource Class	(1,098)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,996)	—	—	—

Share transactions–net:
Institutional Class	55,882,200	200,326,458	(6,724,666)	(177,058,455)

Private Investment Class	(9,209,433)	19,214,381	(3,000,673)	(20,076,002)

Personal Investment Class	(255,316)	(1,793,379)	(1,467,962)	(3,296,510)

Cash Management Class	(5,916,215)	29,558,474	(29,853,031)	(21,918,412)

Reserve Class	477,453	30,018	7,073,577	3,542,784

Resource Class	(5,164,314)	5,924,443	3,754,782	(19,053,694)

Corporate Class	(50,832,006)	44,832,018	(634,156)	27,240,936

Net increase (decrease) in net assets resulting from share transactions	(15,017,631)	298,092,413	(30,852,129)	(210,619,353)

Net increase (decrease) in net assets	(15,051,952)	298,099,792	(30,852,129)	(210,624,936)

Net Assets:
Beginning of year	536,609,868	238,510,076	782,261,746	992,886,682

End of year*	$521,557,916	$536,609,868	$751,409,617	$782,261,746

* Includes accumulated undistributed net investment income (loss)	$11,260	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2012

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

46        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with a Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

47        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the year ended August 31, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,094,863	$—

STIC Prime Portfolio	1,692,827	615,590

Treasury Portfolio	6,142,097	10,375,793

Government & Agency Portfolio	—	2,216,867

Government TaxAdvantage Portfolio	598,783	621,250

Tax-Free Cash Reserve Portfolio	404,923	962,141

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$775,594	$429,070	$87	$768,847	$116,550	N/A

STIC Prime Portfolio	605,933	446,038	238,761	77,408	46,569	$14,473

Treasury Portfolio	2,298,393	890,206	5,411,600	696,754	447,825	756,615

Government & Agency Portfolio	1,356,809	78,303	1,183,229	1,949,877	363,573	320,577

Government TaxAdvantage Portfolio	87,547	9,352	6,746	2,702	5,926	N/A

Tax-Free Cash Reserve Portfolio	222,968	19,223	83,732	217,175	37,148	10,383

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

48        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$902,967	$203,533	$167,449	$134,541	N/A	N/A

STIC Prime Portfolio	436,708	170,357	85,668	12,008	$14,417	N/A

Treasury Portfolio	1,532,261	323,711	1,352,899	104,112	111,956	N/A

Government & Agency Portfolio	907,486	28,523	298,411	291,772	91,359	N/A

Government TaxAdvantage Portfolio	87,547	25,719	26,990	18,084	23,704	$3,298

Tax-Free Cash Reserve Portfolio	222,968	6,990	20,933	32,452	9,287	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,483,503,963	$—	$19,483,503,963

STIC Prime Portfolio	—	3,095,291,726	—	3,095,291,726

Treasury Portfolio	—	15,181,161,117	—	15,181,161,117

Government & Agency Portfolio	—	5,762,006,785	—	5,762,006,785

Government TaxAdvantage Portfolio	—	521,537,874	—	521,537,874

Tax-Free Cash Reserve Portfolio	—	748,671,811	—	748,671,811

49        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$887,545,074	$1,047,028,115	$—

STIC Prime Portfolio	307,924,126	303,594,357	—

Tax-Free Cash Reserve Portfolio	987,447,767	816,194,492	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2012 and 2011:

	2012	2011

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$25,258,766	$30,037,490

STIC Prime Portfolio	2,588,779	2,389,704

Treasury Portfolio	4,173,719	3,552,424

Government & Agency Portfolio	1,913,782	3,103,073

Government TaxAdvantage Portfolio	211,680	168,055

Tax-Free Cash Reserve Portfolio	474,942	392,676

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary		Shares of
	Ordinary	Book/Tax	Capital Loss	Beneficial	Total
	Income	Differences	Carryforward	Interest	Net Assets

Liquid Assets Portfolio	$5,960,304	$(3,593,092)	$(366,686)	$19,486,042,693	$19,488,043,219

STIC Prime Portfolio	1,796,240	(1,130,620)	—	3,094,866,442	3,095,532,062

Treasury Portfolio	2,575,181	(1,910,706)	—	15,182,571,785	15,183,236,260

Government & Agency Portfolio	1,545,740	(923,030)	—	5,761,237,722	5,761,860,432

Government TaxAdvantage Portfolio	130,426	(119,166)	—	521,546,656	521,557,916

Tax-Free Cash Reserve Portfolio	359,545	(409,747)	(78,572)	751,538,391	751,409,617

50        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term
					Not Subject to	Not Subject to
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Expiration	Expiration	Total*

Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and excise tax disallowed, on August 31, 2012. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$(80,360)	$(14,528)	$94,888

STIC Prime Portfolio	(221,522)	—	221,522

Treasury Portfolio	(633,574)	510,139	123,435

Government & Agency Portfolio	(42,856)	42,851	5

Government TaxAdvantage Portfolio	(35,908)	26,942	8,966

51        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	89,348,642,488	$89,348,642,488	114,974,747,244	$114,974,747,244

Private Investment Class	1,457,491,082	1,457,491,082	2,097,458,780	2,097,458,780

Personal Investment Class	394,000,581	394,000,581	583,984,515	583,984,515

Cash Management Class	4,943,022,425	4,943,022,425	17,713,105,743	17,713,105,743

Reserve Class	798,059,349	798,059,349	576,444,353	576,444,353

Resource Class	949,447,727	949,447,727	1,578,904,039	1,578,904,039

Corporate Class	14,036,015,335	14,036,015,335	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	7,977,164	7,977,164	11,043,998	11,043,998

Private Investment Class	28,241	28,241	37,630	37,630

Personal Investment Class	16,939	16,939	16,453	16,453

Cash Management Class	243,762	243,762	1,152,856	1,152,856

Reserve Class	20,656	20,656	22,368	22,368

Resource Class	31,545	31,545	50,434	50,434

Corporate Class	652,399	652,399	1,304,161	1,304,161

Reacquired:
Institutional Class	(88,544,718,848)	(88,544,718,848)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(1,586,683,217)	(1,586,683,217)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(399,067,455)	(399,067,455)	(587,796,909)	(587,796,909)

Cash Management Class	(5,724,802,268)	(5,724,802,268)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(791,081,211)	(791,081,211)	(595,211,438)	(595,211,438)

Resource Class	(985,470,234)	(985,470,234)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(13,958,167,499)	(13,958,167,499)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(54,341,039)	$(54,341,039)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 28% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

52        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,818,749,285	$8,818,749,285	8,894,152,113	$8,894,152,113

Private Investment Class	1,646,112,321	1,646,112,321	2,199,271,995	2,199,271,995

Personal Investment Class	2,023,470,801	2,023,470,801	2,117,878,669	2,117,878,669

Cash Management Class	2,918,490,012	2,918,490,012	2,929,112,525	2,929,112,525

Reserve Class	59,987,205	59,987,205	68,100,033	68,100,033

Resource Class	120,292,226	120,292,226	635,057,207	635,057,207

Corporate Class	956,434,075	956,434,075	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	522,849	522,849	725,692	725,692

Private Investment Class	90,389	90,389	33,359	33,359

Personal Investment Class	44,770	44,770	15,323	15,323

Cash Management Class	157,787	157,787	106,092	106,092

Reserve Class	4,815	4,815	436	436

Resource Class	18,083	18,083	6,389	6,389

Corporate Class	73,178	73,178	169,477	169,477

Reacquired:
Institutional Class	(8,373,850,189)	(8,373,850,189)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(1,754,062,815)	(1,754,062,815)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(2,035,541,678)	(2,035,541,678)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(3,011,869,362)	(3,011,869,362)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(50,390,197)	(50,390,197)	(69,346,197)	(69,346,197)

Resource Class	(95,062,299)	(95,062,299)	(756,958,803)	(756,958,803)

Corporate Class	(962,480,637)	(962,480,637)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	261,190,619	$261,190,619	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Additionally, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

53        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	25,684,885,613	$25,684,885,613	26,030,423,281	$26,030,423,281

Private Investment Class	6,307,904,112	6,307,904,112	5,499,203,569	5,499,203,569

Personal Investment Class	1,107,149,443	1,107,149,443	1,649,945,502	1,649,945,502

Cash Management Class	36,590,448,616	36,590,448,616	37,920,690,992	37,920,690,992

Reserve Class	550,118,652	550,118,652	657,687,537	657,687,537

Resource Class	438,220,116	438,220,116	1,127,136,815	1,127,136,815

Corporate Class	18,985,530,640	18,985,530,640	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	692,335	692,335	583,687	583,687

Private Investment Class	45,128	45,128	37,590	37,590

Personal Investment Class	41,597	41,597	34,938	34,938

Cash Management Class	199,968	199,968	152,156	152,156

Reserve Class	21,779	21,779	13,566	13,566

Resource Class	30,503	30,503	40,664	40,664

Corporate Class	281,122	281,122	151,996	151,996

Reacquired:
Institutional Class	(23,851,464,986)	(23,851,464,986)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(6,344,802,929)	(6,344,802,929)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(1,165,573,472)	(1,165,573,472)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(38,040,478,238)	(38,040,478,238)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(673,594,924)	(673,594,924)	(560,782,522)	(560,782,522)

Resource Class	(455,395,216)	(455,395,216)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(18,839,335,010)	(18,839,335,010)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	294,924,849	$294,924,849	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	50,116,831,608	$50,116,831,608	61,611,815,820	$61,611,815,820

Private Investment Class	1,978,700,678	1,978,700,678	2,549,756,494	2,549,756,494

Personal Investment Class	101,374,961	101,374,961	63,367,177	63,367,177

Cash Management Class	11,662,178,713	11,662,178,713	7,338,150,426	7,338,150,426

Reserve Class	638,520,807	638,520,807	365,919,015	365,919,015

Resource Class	1,474,848,113	1,474,848,113	2,088,493,367	2,088,493,367

Corporate Class	8,152,323,225	8,152,323,225	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	624,554	624,554	1,388,120	1,388,120

Private Investment Class	17,647	17,647	21,179	21,179

Personal Investment Class	109	109	269	269

Cash Management Class	125,442	125,442	173,309	173,309

Reserve Class	16,199	16,199	1,867	1,867

Resource Class	31,833	31,833	40,787	40,787

Corporate Class	103,232	103,232	191,614	191,614

Reacquired:
Institutional Class	(52,000,676,992)	(52,000,676,992)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(2,146,546,858)	(2,146,546,858)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(102,509,520)	(102,509,520)	(62,656,934)	(62,656,934)

Cash Management Class	(12,663,228,221)	(12,663,228,221)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(444,623,919)	(444,623,919)	(479,399,253)	(479,399,253)

Resource Class	(1,596,106,574)	(1,596,106,574)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(8,991,660,867)	(8,991,660,867)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(3,819,655,830)	$(3,819,655,830)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

55        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,731,626,851	$3,731,626,851	2,711,332,476	$2,711,332,476

Private Investment Class	253,690,624	253,690,624	437,193,566	437,193,566

Personal Investment Class	10,327,891	10,327,891	88,578,959	88,578,959

Cash Management Class	43,621,575	43,621,575	43,825,246	43,825,246

Reserve Class	3,860,999	3,860,999	6,204,928	6,204,928

Resource Class	17,935,727	17,935,727	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	147,439	147,439	128,424	128,424

Private Investment Class	4,337	4,337	3,850	3,850

Cash Management Class	10,599	10,599	4,412	4,412

Reserve Class	645	645	315	315

Resource Class	3,478	3,478	2,702	2,702

Corporate Class	2,178	2,178	67	67

Reacquired:
Institutional Class	(3,675,892,090)	(3,675,892,090)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(262,904,394)	(262,904,394)	(417,983,035)	(417,983,035)

Personal Investment Class	(10,583,207)	(10,583,207)	(90,372,338)	(90,372,338)

Cash Management Class	(49,548,389)	(49,548,389)	(14,271,184)	(14,271,184)

Reserve Class	(3,384,191)	(3,384,191)	(6,175,225)	(6,175,225)

Resource Class	(23,103,519)	(23,103,519)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase (decrease) in share activity	(15,017,631)	$(15,017,631)	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,171,103,042	$1,171,103,042	1,598,415,148	$1,598,415,148

Private Investment Class	235,527,922	235,527,922	189,820,412	189,820,412

Personal Investment Class	5,675,300	5,675,300	7,217,382	7,217,382

Cash Management Class	338,249,957	338,249,957	738,707,920	738,707,920

Reserve Class	83,892,175	83,892,175	37,462,640	37,462,640

Resource Class	42,838,775	42,838,775	7,155,166,244	7,155,166,244

Corporate Class	112,780,460	112,780,460	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	62,811	62,811	66,383	66,383

Private Investment Class	29,076	29,076	14,993	14,993

Personal Investment Class	822	822	314	314

Cash Management Class	46,142	46,142	20,854	20,854

Reserve Class	14,273	14,273	3,752	3,752

Resource Class	10,887	10,887	5,421	5,421

Corporate Class	20,706	20,706	2,633	2,633

Reacquired:
Institutional Class	(1,177,890,519)	(1,177,890,519)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(238,557,671)	(238,557,671)	(209,911,407)	(209,911,407)

Personal Investment Class	(7,144,084)	(7,144,084)	(10,514,206)	(10,514,206)

Cash Management Class	(368,149,130)	(368,149,130)	(760,647,186)	(760,647,186)

Reserve Class	(76,832,871)	(76,832,871)	(33,923,608)	(33,923,608)

Resource Class	(39,094,880)	(39,094,880)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(113,435,322)	(113,435,322)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	(30,852,129)	$(30,852,129)	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Cash Management Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.07%	$785,901	0.22	%(c)	0.28	%(c)	0.07	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21		0.27		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,627,363	0.22		0.28		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.22	3,194,408	0.24		0.31		1.09
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.72	2,998,653	0.20		0.27		3.56

STIC Prime Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15	(c)	0.30	(c)	0.05	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20		0.29		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21		0.29		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.81	914,099	0.25		0.33		0.85
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.55	1,586,211	0.20		0.28		3.38

Treasury Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08	(c)	0.28	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12		0.28		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15		0.28		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.31	11,498,817	0.22		0.30		0.30
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.85	7,556,878	0.20		0.28		2.58

Government & Agency Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10	(c)	0.23	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14		0.23		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20		0.23		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.65	1,924,916	0.22		0.25		0.52
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.34	1,028,040	0.20		0.24		3.20

Government TaxAdvantage Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07	(c)	0.32	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11		0.36		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14		0.36		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	25,731	0.22		0.40		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.19	29,100	0.20		0.34		3.22

Tax-Free Cash Reserve Portfolio
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13	(c)	0.40	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26		0.39		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29		0.39		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.83	360,427	0.35		0.41		0.96
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.69	895,899	0.30	(d)	0.35	(d)	1.68	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.19	789,753	0.30		0.35		3.15

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $837,246, $428,340, $6,764,499, $1,492,054, $33,738 and $104,666 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

58        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Cash Management Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Cash Management Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Cash Management Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 23, 2012
Houston, Texas

59        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Cash Management Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.40	$1.01	$1,024.13	$1.02	0.20%

STIC Prime Portfolio	1,000.00	1,000.40	0.75	1,024.38	0.76	0.15

Treasury Portfolio	1,000.00	1,000.10	0.50	1,024.63	0.51	0.10

Government & Agency Portfolio	1,000.00	1,000.10	0.65	1,024.48	0.66	0.13

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.35	1,024.78	0.36	0.07

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.80	1,024.33	0.81	0.16

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2012, through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

60        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and

61        Short-Term Investments Trust

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

62        Short-Term Investments Trust

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that each Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio and Liquid Assets Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

Government TaxAdvantage Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

63        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2012:

Federal and State Income Tax

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.83%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	40.64%	0.00%

Government & Agency Portfolio	0.00%	0.00%	1.13%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	12.65%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified	Qualified
	Short-Term	Interest
	Gains	Income**

Liquid Assets Portfolio	$—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	424,890	100%

Government & Agency Portfolio	132,172	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

64        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	129	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	129	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3]– 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	147	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Invesco Fund Complex.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	129	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer	147	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	129	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	129	Chairman, Board of Governors, Western Golf Association, Chairman-elect, Evans Scholars Foundation and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	147	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	129	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	129	Insperity (formerly known as Administaff)

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	129	Director, Reich & Tang Funds (6 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	129	None

Larry Soll — 1942 Trustee	2003	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	129	None

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees—(continued)

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago	147	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	129	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

Number of
Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Other Officers—(continued)

Lisa O. Brinkley — 1959 Vice President	2004	Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-AR-3	Invesco Distributors, Inc.

Corporate Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ■ August 31, 2012

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
40	Financial Statements
46	Notes to Financial Statements
58	Financial Highlights
59	Auditor’s Report
60	Fund Expenses
61	Approval of Investment Advisory and Sub-Advisory Agreements
64	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Corporate Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2012. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Economic uncertainty prevailed in the US and Europe during the 12 months covered by this report.
     The economic recovery in the US seemed to gather momentum earlier in 2012, but confidence began to wane amid growing concern about the domestic impact of the eurozone debt crisis. Gross domestic product (GDP), the broadest measure of overall US economic activity, grew at annualized rates of 1.3% and 4.1% in the third and fourth quarters of 2011, respectively, but slowed in the first half of 2012.1 And while the unemployment rate trended lower during the reporting period, it remained elevated above 8.0%.2
     The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, although it extended the horizon for maintaining this rate from 2013 to late 2014.3 In the fall of 2011, the Fed announced Operation Twist, in which the Fed would sell short-dated Treasury securities with maturities of three years or less and use the proceeds to buy $400 billion3 in longer-dated bonds with maturities of six to 30 years in an effort to push down long-term interest rates. As the economic recovery continued to falter, the Fed announced in June 2012 that it would extend Operation Twist another six months, through the end of the year. With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     No significant progress was made during the reporting period in resolving the ongoing eurozone debt crisis. The effects of the European Central Bank’s efforts to shore up European banks through the roughly €1 trillion Long-Term Refinancing Operation4 quickly dissipated, leaving some of Europe’s largest economies vulnerable to financial turmoil. Even as concerns intensified about a potential Greek exit from the monetary union and a €100 billion4 bailout for Spain, Europe’s fourth-largest economy,4 European leaders worked tirelessly to contain the crisis by strengthening emergency and bailout funds in an effort to foster a stronger monetary union.
Invesco Fixed Income’s strength and experience
For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1  Source: Bureau of Economic Analysis
2  Source: Bureau of Labor Statistics
3  Source: US Federal Reserve
4  Source: Reuters
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
      As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund data

Corporate Class data as of 8/31/12
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range	At	At
	During	Fiscal	Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	31 - 48 days	38 days	53 days	$ 1.9	billion

STIC Prime	13 - 30 days	19 days	19 days	96.6	million

Treasury	28 - 48 days	43 days	43 days	2.0	billion

Government & Agency	24 - 49 days	39 days	56 days	505.0	million

Government TaxAdvantage	21 - 46 days	37 days	65 days	10.0	thousand

Tax-Free Cash Reserve	17 - 28 days	28 days	28 days	27.3	million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
     The Fund invests in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
4	Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/12
	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1-15	1-3, 5-15	6, 8-10, 12	6, 8-10, 12, 14	6, 8-10, 14	1-3, 5-11, 13, 15

1 – 7	45.6%	41.6%	52.2%	48.1%	30.8%	87.8%

8 – 30	11.9	29.2	0.7	0.4	21.3	0.0

31 – 60	14.8	29.2	17.1	28.5	31.6	1.7

61 – 90	12.1	0.0	11.5	13.0	2.9	0.8

91 – 180	15.0	0.0	18.5	9.0	13.4	5.0

181+	0.6	0.0	0.0	1.0	0.0	4.7
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Counterparty risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

2	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

3	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

4	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

5	Industry focus risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

6	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

7	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

8	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

9	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

10	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

11	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

12	Repurchase agreement risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

13	Synthetic securities risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

14	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–43.58%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.31%
Atlantis One Funding Corp.(b)(c)	0.22%	09/07/12	$100,000	$99,996,333

Atlantis One Funding Corp.(b)(c)	0.32%	12/04/12	200,000	199,832,889

Atlantis One Funding Corp.(b)(c)	0.42%	01/02/13	150,000	149,784,750

				449,613,972

Asset-Backed Securities–Consumer Receivables–2.44%
Old Line Funding, LLC(b)	0.20%	09/05/12	100,000	99,997,778

Old Line Funding, LLC(b)	0.31%	01/17/13	80,963	80,866,789

Old Line Funding, LLC(b)	0.35%	01/08/13	70,000	69,912,208

Old Line Funding, LLC(b)	0.35%	01/15/13	100,000	99,867,778

Old Line Funding, LLC(b)	0.20%	09/04/12	75,000	74,998,750

Thunder Bay Funding, LLC(b)	0.32%	01/15/13	50,000	49,939,555

				475,582,858

Asset-Backed Securities–Fully Supported–1.69%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/13/12	100,000	99,898,611

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/20/12	79,700	79,611,444

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	01/02/13	100,000	99,829,167

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.54%	01/16/13	50,000	49,897,250

				329,236,472

Asset-Backed Securities–Fully Supported Bank–6.21%
Aspen Funding Corp. (CEP–Deutsche Bank AG)(b)(c)	0.38%	09/05/12	100,000	99,995,778

Concord Minutemen Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.32%	09/05/12	200,000	199,992,889

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/05/12	100,000	99,996,556

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/28/12	100,000	99,976,750

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/07/12	100,000	99,994,167

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/14/12	225,000	224,971,562

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/27/12	50,000	49,990,972

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/28/12	75,000	74,985,938

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	100,000	99,987,500

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.23%	09/06/12	60,500	60,498,109

Matchpoint Master Trust (CEP–BNP Paribas)(b)(c)	0.36%	09/27/12	101,000	100,973,740

				1,211,363,961

Asset-Backed Securities–Multi-Purpose–2.63%
CAFCO, LLC(b)	0.25%	09/25/12	62,000	61,989,667

Chariot Funding, LLC/Ltd.(b)	0.25%	09/04/12	100,000	99,997,917

CHARTA, LLC(b)	0.31%	09/17/12	100,000	99,986,222

Mont Blanc Capital Corp.(b)(c)	0.32%	09/10/12	100,000	99,992,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	11/01/12	$100,000	$99,949,166

Regency Markets No. 1, LLC(b)(c)	0.21%	09/18/12	50,000	49,995,042

				511,910,014

Asset-Backed Securities–Securities–0.61%
Scaldis Capital Ltd./LLC(b)(c)	0.38%	09/14/12	120,000	119,983,533

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding LLC(b)	0.23%	09/10/12	5,000	4,999,713

Market Street Funding LLC(b)	0.24%	09/07/12	50,000	49,998,000

Market Street Funding LLC(b)	0.25%	09/10/12	65,000	64,995,937

Market Street Funding LLC(b)	0.35%	11/01/12	45,000	44,973,313

				164,966,963

Consumer Finance–0.01%
American Honda Finance Corp.(c)	0.13%	09/11/12	1,500	1,499,946

Diversified Banks–10.74%
Bank of Montreal(c)	0.32%	12/03/12	130,000	129,892,701

BNP Paribas Finance Inc.(c)	0.13%	09/04/12	5,700	5,699,938

BNZ International Funding Ltd.(b)(c)	0.27%	09/07/12	40,000	39,998,200

BNZ International Funding Ltd.(b)(c)	0.24%	11/09/12	98,000	97,954,920

BNZ International Funding Ltd.(b)(c)	0.25%	12/06/12	150,000	149,900,000

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/05/12	13,000	12,999,639

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/07/12	12,500	12,499,479

DBS Bank Ltd.(b)(c)	0.26%	09/05/12	50,000	49,998,556

DBS Bank Ltd.(b)(c)	0.26%	12/04/12	98,300	98,233,265

DBS Bank Ltd.(b)(c)	0.27%	10/05/12	147,500	147,463,084

ING (US) Funding LLC(c)	0.37%	09/25/12	75,000	74,981,500

Mizuho Funding, LLC(b)(c)	0.35%	11/02/12	100,000	99,940,583

Mizuho Funding, LLC(b)(c)	0.36%	10/01/12	140,000	139,958,000

National Australia Funding Delaware Inc.(b)(c)	0.35%	11/05/12	150,000	149,906,563

Societe Generale North America, Inc.(c)	0.53%	10/19/12	125,000	124,911,667

Standard Chartered Bank(b)(c)	0.27%	09/04/12	150,000	149,996,625

Standard Chartered Bank(b)(c)	0.32%	10/02/12	100,000	99,972,444

Standard Chartered Bank(b)(c)	0.32%	10/09/12	100,000	99,966,222

Standard Chartered Bank(b)(c)	0.35%	10/15/12	55,000	54,976,472

Sumitomo Mitsui Banking Corp.(b)(c)	0.33%	11/01/12	70,000	69,960,858

Sumitomo Mitsui Banking Corp.(b)(c)	0.35%	10/09/12	50,000	49,981,792

Sumitomo Mitsui Banking Corp.(b)(c)	0.36%	09/06/12	100,000	99,995,070

Sumitomo Mitsui Banking Corp.(b)(c)	0.50%	10/12/12	127,000	126,927,681

UBS Finance (Delaware) Inc.(c)	0.11%	09/05/12	7,000	6,999,914

				2,093,115,173

Diversified Capital Markets–0.41%
Deutsche Bank Financial LLC(c)	0.31%	09/21/12	80,000	79,986,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Household Products–1.64%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	02/05/13	$50,000	$49,862,625

Reckitt Benckiser Treasury Services PLC(b)(c)	0.38%	11/06/12	50,000	49,965,167

Reckitt Benckiser Treasury Services PLC(b)(c)	0.45%	11/09/12	50,000	49,956,875

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	01/16/13	50,000	49,885,834

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	02/14/13	70,000	69,806,333

Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,830,222

				319,307,056

Regional Banks–12.81%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(c)	0.35%	10/03/12	95,000	94,970,444

Banque et Caisse d’Epargne de l’Etat(c)	0.37%	11/02/12	69,000	68,956,032

Banque et Caisse d’Epargne de l’Etat(c)	0.38%	10/16/12	100,000	99,952,500

Banque et Caisse d’Epargne de l’Etat(c)	0.43%	10/04/12	70,000	69,972,408

Commonwealth Bank of Australia(b)(c)	0.30%	11/07/12	95,000	94,946,958

Commonwealth Bank of Australia(b)(c)	0.40%	12/17/12	100,000	99,881,111

Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	100,000	99,857,778

HSBC Bank PLC(b)(c)	0.37%	02/01/13	100,000	99,842,750

HSBC USA Inc.(c)	0.31%	10/11/12	50,000	49,982,778

HSBC USA Inc.(c)	0.31%	10/18/12	200,000	199,919,056

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	10/09/12	65,000	64,975,300

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	11/02/12	96,000	95,940,480

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.37%	10/03/12	71,100	71,076,616

Nordea North America Inc.(c)	0.30%	10/04/12	180,000	179,951,325

Nordea North America Inc.(c)	0.30%	09/10/12	215,000	214,983,875

Nordea North America Inc.(c)	0.29%	09/10/12	5,000	4,999,637

Nordea North America Inc.(c)	0.30%	01/02/13	100,000	99,897,500

PNC Bank, N.A.	0.31%	01/03/13	130,000	129,861,189

PNC Bank, N.A.	0.35%	01/08/13	100,000	99,874,583

Svenska Handelsbanken, Inc.(b)(c)	0.27%	11/02/12	118,800	118,744,758

Svenska Handelsbanken, Inc.(b)(c)	0.30%	09/18/12	125,000	124,982,292

Westpac Banking Corp.(b)(c)	0.30%	11/05/12	150,000	149,918,750

Westpac Banking Corp.(b)(c)	0.32%	02/08/13	164,000	163,766,756

				2,497,254,876

Soft Drinks–1.23%
Coca-Cola Co.(b)	0.24%	11/01/12	90,000	89,963,400

Coca-Cola Co.(b)	0.21%	10/03/12	50,000	49,990,667

Coca-Cola Co.(b)	0.23%	12/06/12	50,000	49,969,333

Coca-Cola Co.(b)	0.23%	12/07/12	50,000	49,969,014

				239,892,414

Total Commercial Paper (Cost $8,493,713,460)				8,493,713,460

Certificates of Deposit–15.38%
Bank of Nova Scotia(c)(d)	0.32%	02/05/13	60,000	60,000,000

Bank of Nova Scotia(c)(d)	0.36%	01/04/13	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)
Bank of Nova Scotia(c)(d)	0.52%	09/11/13	$100,000	$100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.36%	10/02/12	75,000	75,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.41%	11/08/12	120,000	120,015,803

Barclays Bank PLC (United Kingdom)(c)(d)	0.35%	06/17/13	450,000	450,000,000

BNP Paribas (Cayman Islands)(c)	0.15%	09/04/12	400,000	400,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	09/06/12	175,000	175,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	11/08/12	250,000	250,000,000

Mizuho Corporate Bank, Ltd.(c)	0.36%	10/09/12	96,650	96,650,510

National Australia Bank Ltd. (United Kingdom)(c)	0.37%	09/14/12	100,000	100,000,000

Nationwide Building Society (United Kingdom)(c)	0.57%	11/13/12	175,000	174,798,132

Standard Chartered Bank (United Kingdom)(c)	0.43%	10/29/12	225,000	224,844,125

Svenska Handelsbanken AB (Cayman Islands)(c)	0.16%	09/04/12	446,480	446,479,642

Toronto-Dominion Bank(c)	0.32%	03/15/13	75,000	75,008,102

UBS AG(c)	0.28%	11/16/12	200,000	200,000,000

Total Certificates of Deposit (Cost $2,997,796,314)				2,997,796,314

Variable Rate Demand Notes–13.34%(e)
Credit Enhanced–13.34%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	06/01/29	920	920,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/35	10,950	10,950,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(f)	0.16%	05/15/37	32,750	32,750,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	07/01/34	22,690	22,690,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	10/01/33	7,705	7,705,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/14	4,550	4,550,000

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.19%	12/01/23	2,335	2,335,000

Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.17%	12/01/36	6,670	6,670,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.21%	12/01/28	1,300	1,300,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	12/15/34	3,355	3,355,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/29	4,700	4,700,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	02/01/31	8,515	8,515,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.18%	11/01/37	3,750	3,750,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	24,700	24,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	$1,850	$1,850,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/21	2,075	2,075,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.23%	07/01/38	1,035	1,035,000

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	09/01/33	26,525	26,525,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,685	2,685,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/32	2,620	2,620,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments);
Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.20%	01/01/37	21,100	21,100,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	12/01/39	5,000	5,000,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/37	35,585	35,585,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC);
Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/22	1,500	1,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/39	5,420	5,420,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	06/01/15	3,385	3,385,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	07/01/25	8,055	8,055,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/39	6,865	6,865,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	29,100	29,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.22%	06/01/43	$6,000	$6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/25	7,240	7,240,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/36	3,645	3,645,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.19%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	06/01/27	58,553	58,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.13%	07/01/24	12,260	12,260,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.18%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/37	3,900	3,900,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	03/01/30	39,800	39,800,000

Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.19%	04/01/36	11,000	11,000,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	13,385	13,385,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.16%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,953

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/33	12,740	12,740,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/21	16,300	16,300,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.20%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(f)	0.18%	01/01/18	11,505	11,505,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/27	10,000	10,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	11/01/25	4,800	4,800,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System);
Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/47	$1,695	$1,695,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/15/42	19,500	19,500,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/12	8,100	8,100,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.19%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.16%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(b)(f)	0.16%	10/01/17	2,200	2,200,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	01/01/16	6,405	6,405,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	09/01/24	1,100	1,100,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/28	1,200	1,200,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/35	5,060	5,060,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	06/01/29	3,100	3,100,000

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.28%	06/01/17	1,129	1,129,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	01/01/26	8,200	8,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	02/15/33	$10,950	$10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	08/15/25	7,237	7,237,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	10/01/33	750	750,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.18%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.22%	05/01/42	2,570	2,570,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	08/01/21	13,790	13,790,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	48,880	48,880,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.23%	01/01/35	3,320	3,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/37	5,700	5,700,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.21%	12/01/34	1,400	1,400,000

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.17%	03/01/31	3,200	3,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(f)	0.23%	09/01/39	720	720,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	05/01/33	7,000	7,000,000

King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.20%	09/01/21	2,500	2,500,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	11/01/24	13,060	13,060,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/28	4,615	4,615,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/14	5,015	5,015,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	4,125	4,125,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.16%	04/15/30	8,235	8,235,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	01/01/32	$6,625	$6,625,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	1,995	1,995,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.18%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/38	4,600	4,600,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.12%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	07/01/38	8,390	8,390,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.25%	03/01/39	6,445	6,445,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/26	6,065	6,065,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	18,150	18,150,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/38	15,482	15,482,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	11/15/39	19,400	19,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.17%	09/01/40	6,045	6,045,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	01/01/25	2,640	2,640,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	10/01/33	400	400,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.23%	08/01/38	2,995	2,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(f)	0.18%	05/01/41	$3,500	$3,500,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/36	42,500	42,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.15%	05/01/39	6,675	6,675,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.17%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(f)	0.20%	07/01/38	21,836	21,836,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	06/01/25	8,955	8,955,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/36	7,575	7,574,644

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,800

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/33	3,965	3,965,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/38	3,650	3,650,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/15/32	48,000	48,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(c)(f)	0.16%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	04/01/32	14,500	14,500,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/27	2,865	2,865,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,160	2,160,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/17	6,820	6,820,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/15/28	900	900,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	09/01/34	27,820	27,820,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	8,635	8,635,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	12/01/27	1,790	1,790,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/31	27,285	27,285,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.19%	09/01/36	$3,770	$3,770,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	9,000	9,000,000

Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris, N.A.)(f)	0.14%	07/01/40	18,500	18,500,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.20%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.23%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.17%	05/01/20	2,450	2,450,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/29	4,300	4,300,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.15%	01/01/34	7,400	7,400,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/24	4,000	4,000,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/26	7,560	7,560,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	09/01/32	4,575	4,575,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	15,340	15,340,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.26%	07/01/40	2,480	2,480,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/01/25	5,300	5,300,000

San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/26	4,385	4,385,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	1,880	1,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/24	$4,670	$4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.14%	06/01/25	2,800	2,800,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	7,565	7,564,953

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	11/01/32	33,715	33,715,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/01/28	4,802	4,802,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.27%	10/01/21	6,745	6,745,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	9,170	9,170,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	1,070	1,070,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/50	3,500	3,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.17%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/33	17,855	17,855,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.21%	07/01/26	36,460	36,460,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.16%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	09/01/38	15,700	15,700,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/38	32,500	32,500,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/30	9,700	9,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.14%	07/01/39	$7,300	$7,300,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	10/01/30	16,240	16,240,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.17%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.20%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.17%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.16%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.16%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	3,875	3,875,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/43	25,000	25,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	01/01/30	13,775	13,775,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/38	4,045	4,045,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/34	44,100	44,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	06/01/37	3,600	3,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/35	9,800	9,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/39	9,190	9,190,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/25	1,740	1,740,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/36	10,700	10,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	01/15/36	$32,355	$32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/33	26,000	26,000,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/01/30	5,700	5,700,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	05/01/30	500	500,000

Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.24%	05/01/33	800	800,000

Total Variable Rate Demand Notes (Cost $2,598,773,350)				2,598,773,350

Other Bonds & Notes–6.81%
American Honda Finance Corp., Sr. Unsec. Notes(b)(c)(d)	0.72%	12/19/12	150,000	150,000,000

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.80%	01/08/13	65,000	65,465,292

JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.53%	06/07/13	200,000	200,000,000

Kimberly-Clark Corp., Sr. Unsec. Notes(b)	4.03%	12/19/12	110,000	111,186,204

Rabobank Nederland, Sr. Unsec. Notes(b)(c)(d)	0.58%	12/14/12	50,000	50,000,000

Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.56%	09/01/13	200,000	200,000,000

Svenska Handelsbanken AB, Unsec. Notes(b)(c)(d)	0.55%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Sr. Unsec. Medium-Term Notes(c)(d)	0.87%	01/15/13	100,000	100,000,000

Unsec. Medium-Term Notes(c)(d)	0.66%	01/11/13	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.54%	09/06/13	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,326,651,496)				1,326,651,496

U.S. Treasury Securities–2.57%
U.S. Treasury Bills–2.57%
U.S. Treasury Bills(a) (Cost $499,758,889)	0.14%	01/03/13	500,000	499,758,889

TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.68% (Cost $15,916,693,509)				15,916,693,509

			Repurchase
			Amount
Repurchase Agreements–18.30%(g)
Bank of Montreal, Term agreement dated 08/20/12, maturing value of $500,070,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,694,302; 2.50%-7.00%, 07/01/20-06/20/42)(h)	0.17%	09/19/12	500,070,833	500,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-6.00%, 06/20/38-05/20/62)	0.20%	09/04/12	250,005,556	250,000,000

BNP Paribas Securities Corp., Joint term agreement dated 06/18/12, aggregate maturing value $300,208,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,001; 1.75%-6.16%, 08/01/20-07/01/42)(h)	0.24%	10/01/12	225,156,000	225,000,000

Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities valued at $525,000,497; 0%-7.85%, 09/25/17-12/11/49)(c)(d)(i)	0.40%	—	—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	29,207,669	29,207,052

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	95,072,238	95,070,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $600,013,333 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,700; 3.50%-6.00%, 07/01/13-07/01/42)	0.20%	09/04/12	$600,013,333	$600,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.54%-6.00%, 02/01/23-08/01/42)	0.20%	09/04/12	250,005,556	250,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	500,010,556	500,000,000

Societe Generale, Joint term agreement dated 08/28/12, aggregate maturing value of $450,014,875 (collateralized by U.S. Government sponsored agency obligations valued at $459,000,978; 0%-7.13%, 09/24/12-12/01/47)(h)	0.17%	09/04/12	225,007,438	225,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	132,536,222	132,533,277

Wells Fargo Securities, LLC, Joint term agreement dated 07/23/12, aggregate maturing value of $400,455,000 (collateralized by Corporate obligations valued at $420,000,000; 0%-10.50%, 09/01/12-06/19/99)	0.45%	10/22/12	265,301,438	265,000,000

Total Repurchase Agreements (Cost $3,566,810,454)				3,566,810,454

TOTAL INVESTMENTS(j)(k)–99.98% (Cost $19,483,503,963)				19,483,503,963

OTHER ASSETS LESS LIABILITIES–0.02%				4,539,256

NET ASSETS–100.00%				$19,488,043,219

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $7,606,551,331, which represented 39.03% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.7%; Japan: 10.7%; Sweden: 6.9%; Australia 6.7%; other countries less than 5% each: 22.6%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.20%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.84%
Atlantis One Funding Corp.(b)(c)	0.20%	10/05/12	$65,000	$64,987,722

Atlantis One Funding Corp.(b)(c)	0.22%	09/10/12	84,800	84,795,336

				149,783,058

Asset-Backed Securities–Consumer Receivables–5.91%
Bryant Park Funding LLC(b)	0.18%	09/25/12	70,000	69,991,600

Old Line Funding, LLC(b)	0.18%	10/02/12	62,993	62,983,236

Thunder Bay Funding, LLC(b)	0.18%	09/18/12	50,000	49,995,750

				182,970,586

Asset-Backed Securities–Fully Supported Bank–14.18%
Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	09/19/12	35,000	34,995,975

Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	10/03/12	27,000	26,994,480

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	55,000	54,993,125

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/15/12	11,200	11,197,536

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.19%	09/24/12	70,000	69,991,503

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.21%	09/06/12	21,000	20,999,387

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.25%	10/16/12	70,000	69,978,125

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/02/12	100,240	100,218,421

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/15/12	49,500	49,484,875

				438,853,427

Asset-Backed Securities–Multi-Purpose–11.64%
CHARTA, LLC(b)	0.30%	09/17/12	50,000	49,993,333

Mont Blanc Capital Corp.(b)(c)	0.32%	10/01/12	62,000	61,983,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/16/12	143,664	143,622,697

Regency Markets No. 1, LLC(b)(c)	0.22%	09/14/12	104,750	104,741,678

				360,341,175

Asset-Backed Securities–Securities–5.08%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	09/14/12	96,000	95,992,027

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.24%	09/06/12	40,000	39,998,667

Scaldis Capital Ltd./LLC(b)(c)	0.36%	09/27/12	21,202	21,196,487

				157,187,181

Diversified Banks–9.46%
ING (US) Funding LLC(c)	0.25%	10/16/12	145,000	144,955,594

Mizuho Funding, LLC(b)(c)	0.24%	10/05/12	55,000	54,987,533

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	09/12/12	23,000	22,998,594

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	10/23/12	15,000	14,995,667

Sumitomo Mitsui Banking Corp.(b)(c)	0.22%	09/17/12	55,000	54,994,622

				292,932,010

Diversified Capital Markets–1.62%

Deutsche Bank Financial LLC(c)	0.31%	09/10/12	50,000	49,996,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Commercial Paper–2.05%
Missouri (State of) Development Finance Board; Series 2005 A, Commercial Paper (LOC–US Bank, N.A.)(d)	0.17%	09/25/12	$36,906	$36,905,661

Missouri (State of) Development Finance Board (Missouri Association of Muni Utilities Lease Financing); Series 2006A, Commercial Paper Lease RN (LOC–U.S. Bank N.A.)(d)	0.17%	09/25/12	26,602	26,601,756

				63,507,417

Regional Banks–2.42%
HSBC USA Inc.(c)	0.25%	09/11/12	75,000	74,994,792

Total Commercial Paper (Cost $1,770,565,771)				1,770,565,771

Variable Rate Demand Notes–12.23%(e)
Credit Enhanced–12.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	06/01/29	2,600	2,600,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(d)	0.16%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.17%	10/01/25	4,055	4,055,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	12/01/28	2,900	2,900,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/40	2,740	2,740,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	06/01/37	25,800	25,800,000

Cleveland (City of), Ohio & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.14%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.16%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(d)	0.18%	01/01/18	5,460	5,460,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.18%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/16	6,590	6,590,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/01/28	12,175	12,175,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	08/15/25	2,430	2,430,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(c)(d)	0.12%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.16%	10/01/38	6,585	6,585,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/30	$2,000	$2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/38	11,375	11,375,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/35	5,590	5,590,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(d)	0.15%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.20%	07/01/38	13,228	13,228,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/18	2,100	2,100,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(d)	0.15%	04/01/32	5,600	5,600,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.16%	04/01/32	2,525	2,525,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/23	6,200	6,200,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	1,600	1,600,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.18%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/25	3,100	3,100,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.22%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	08/01/35	5,225	5,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/30	11,100	11,100,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/35	5,680	5,680,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $378,668,000)				378,668,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–3.13%
Mizuho Corporate Bank, Ltd.(c)	0.24%	10/12/12	$50,000	$50,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.23%	10/19/12	47,000	47,000,000

Total Certificates of Deposit (Cost $97,000,000)				97,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–72.56% (Cost $2,246,233,771)				2,246,233,771

			Repurchase
			Amount
Repurchase Agreements–27.43%(f)
Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	250,005,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $150,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,001; 2.74%-4.00%, 11/01/40-01/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,778 (collateralized by Corporate obligations valued at $105,004,048; 4.85%-9.75%, 09/15/12-12/29/49)(c)	0.25%	09/04/12	93,502,597	93,500,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	5,558,079	5,557,955

RBC Capital Markets Corp., Joint term agreement dated 08/28/12, aggregate maturing value $200,008,944 (collateralized by Corporate obligations valued at $210,000,001; 0%-6.13%, 06/01/15-06/15/44)(g)	0.23%	09/04/12	100,004,472	100,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)(c)	0.19%	09/04/12	100,002,111	100,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Total Repurchase Agreements (Cost $849,057,955)				849,057,955

TOTAL INVESTMENTS(h)(i)–99.99% (Cost $3,095,291,726)				3,095,291,726

OTHER ASSETS LESS LIABILITIES–0.01%				240,336

NET ASSETS–100.00%				$3,095,532,062

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $1,403,172,582, which represented 45.33% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.5%; Netherlands: 16.2%; United Kingdom: 11.5%; Canada: 8.3% and other countries less than 5% each: 7.3%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Mizuho Corporate Bank Ltd.	8.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–48.39%
U.S. Treasury Bills–41.25%(a)
U.S. Treasury Bills	0.14%	09/06/12	$295,000	$294,994,387

U.S. Treasury Bills	0.15%	09/13/12	100,000	99,995,000

U.S. Treasury Bills	0.10%	10/04/12	440,000	439,959,208

U.S. Treasury Bills	0.11%	10/04/12	250,000	249,974,219

U.S. Treasury Bills	0.14%	10/04/12	100,000	99,986,892

U.S. Treasury Bills	0.09%	10/11/12	125,000	124,987,500

U.S. Treasury Bills	0.14%	10/11/12	150,000	149,976,250

U.S. Treasury Bills	0.15%	10/11/12	150,000	149,975,833

U.S. Treasury Bills	0.10%	10/18/12	365,110	365,064,716

U.S. Treasury Bills	0.13%	10/18/12	20,000	19,996,606

U.S. Treasury Bills	0.10%	10/25/12	290,000	289,958,300

U.S. Treasury Bills	0.13%	10/25/12	150,000	149,971,312

U.S. Treasury Bills	0.11%	11/01/12	240,000	239,956,893

U.S. Treasury Bills	0.13%	11/01/12	150,000	149,966,196

U.S. Treasury Bills	0.11%	11/08/12	200,000	199,959,578

U.S. Treasury Bills	0.14%	11/08/12	250,000	249,933,511

U.S. Treasury Bills	0.14%	11/15/12	150,000	149,955,469

U.S. Treasury Bills	0.10%	11/23/12	350,000	349,917,691

U.S. Treasury Bills	0.11%	11/29/12	300,000	299,919,158

U.S. Treasury Bills	0.13%	12/06/12	250,000	249,911,667

U.S. Treasury Bills	0.14%	12/06/12	200,000	199,925,333

U.S. Treasury Bills	0.14%	01/03/13	300,000	299,852,750

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,961,792

U.S. Treasury Bills	0.14%	01/10/13	200,000	199,901,750

U.S. Treasury Bills	0.15%	01/10/13	290,000	289,846,985

U.S. Treasury Bills	0.14%	01/17/13	250,000	249,870,625

U.S. Treasury Bills	0.14%	01/24/13	250,000	249,864,062

U.S. Treasury Bills	0.14%	01/31/13	250,000	249,855,389

U.S. Treasury Bills	0.14%	02/21/13	100,000	99,931,521

				6,263,370,593

U.S. Treasury Notes–7.14%
U.S. Treasury Notes	1.38%	10/15/12	350,000	350,533,029

U.S. Treasury Notes	4.00%	11/15/12	100,000	100,788,472

U.S. Treasury Notes	0.50%	11/30/12	280,000	280,231,490

U.S. Treasury Notes	0.63%	01/31/13	250,000	250,497,240

U.S. Treasury Notes	3.88%	02/15/13	100,000	101,680,386

				1,083,730,617

Total U.S. Treasury Securities (Cost $7,347,101,210)				7,347,101,210

TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.39% (Cost $7,347,101,210)				7,347,101,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–51.60%(b)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	$400,008,000	$400,000,000

Bank of Montreal, Term agreement dated 08/14/12, maturing value $350,090,417 (collateralized by U.S. Treasury obligations valued at $357,000,049; 0.38%-3.63%, 07/31/13-02/15/22)(c)	0.15%	10/15/12	350,090,417	350,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	230,004,856	230,000,000

Barclays Capital Inc., Term agreement dated 07/26/12, maturing value of $300,105,000 (collateralized by U.S. Treasury obligations valued at $306,000,165; 0.50%-2.25%, 11/30/13-11/30/17)(c)	0.14%	10/24/12	300,105,000	300,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $230,004,600 (collateralized by U.S. Treasury obligations valued at $234,600,032; 0.75%-2.25%, 01/31/15-06/30/17)	0.18%	09/04/12	230,004,600	230,000,000

BNP Paribas Securities Corp., Term agreement dated 07/30/12, maturing value $500,202,222 (collateralized by U.S. Treasury obligations valued at $510,000,053; 0.13%-3.63%, 07/15/13-04/15/28)(c)	0.16%	10/29/12	500,202,222	500,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,060; 1.13%-2.38%, 07/15/19-01/15/25)(c)	0.17%	11/15/12	500,212,500	500,000,000

CIBC World Markets Corp., Agreement dated 08/31/12, maturing value of $100,002,000 (collateralized by U.S. Treasury obligations valued at $102,000,192; 0.75%-5.25%, 12/15/13-08/15/42)	0.18%	09/04/12	100,002,000	100,000,000

Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0%-1.63%, 12/20/12-08/15/22)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,002,947; 0%, 02/15/18-05/15/37)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 08/13/12, aggregate maturing value of $250,066,667 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0%-4.38%, 07/15/14-05/15/40)	0.16%	10/12/12	200,053,333	200,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	319,939,450	319,932,696

Deutsche Bank Securities Inc., Term agreement dated 06/11/12, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0%-9.13%, 09/13/12-08/15/39)(c)	0.15%	09/10/12	500,189,583	500,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $500,009,444 (collateralized by U.S. Treasury obligations valued at $510,000,058; 0.13%-2.38%, 04/15/14-02/15/41)	0.17%	09/04/12	500,009,444	500,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(c)	0.14%	09/05/12	500,013,611	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/12, maturing value $474,136,694 (collateralized by U.S. Treasury obligations valued at $483,609,842; 0.88%-2.50%, 03/31/15-12/31/16)	0.18%	09/04/12	474,136,694	474,127,211

Morgan Stanley, Agreement dated 08/31/12, maturing value $200,004,000 (collateralized by U.S. Treasury obligations valued at $204,000,068; 0.13%, 04/15/17)	0.18%	09/04/12	200,004,000	200,000,000

RBC Capital Markets Corp., Term agreement dated 07/23/12 maturing value $750,189,583 (collateralized by U.S. Treasury obligations valued at $765,000,058; 0%-11.25%, 09/15/12-02/15/42)(c)	0.10%	10/22/12	750,189,583	750,000,000

RBS Securities Inc., Agreement dated 08/31/12 maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,006,939; 0.75%-3.88%, 01/15/25-02/15/42)	0.18%	09/04/12	500,010,000	500,000,000

Societe Generale, Term agreement dated 08/28/12, maturing value of $250,007,292 (collateralized by U.S. Treasury obligations valued at $255,000,069; 1.25%-2.25%, 04/15/14-01/15/26)(c)	0.15%	09/04/12	250,007,292	250,000,000

Societe Generale, Agreement dated 08/31/12, maturing value of $280,005,600 (collateralized by U.S. Treasury obligations valued at $285,600,006; 2.00%, 02/15/22)	0.18%	09/04/12	280,005,600	280,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/12, maturing value $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0%-4.25%, 09/30/12-01/15/29)	0.18%	09/04/12	250,005,000	250,000,000

Total Repurchase Agreements (Cost $7,834,059,907)				7,834,059,907

TOTAL INVESTMENTS(d)–99.99% (Cost $15,181,161,117)				15,181,161,117

OTHER ASSETS LESS LIABILITIES–0.01%				2,075,143

NET ASSETS–100.00%				$15,183,236,260

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–61.77%
Federal Farm Credit Bank (FFCB)–7.79%
Bonds(a)	0.15%	02/14/13	$50,000	$49,993,062

Bonds(a)	0.20%	04/02/13	50,000	50,000,000

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.17%	10/19/12	65,000	65,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,987,338

Bonds(a)	0.18%	03/08/13	50,000	49,994,775

Bonds(a)	0.30%	05/03/13	20,000	20,012,227

Disc. Notes(b)	0.11%	09/14/12	25,000	24,999,007

Unsec. Bonds(a)	0.20%	07/02/13	29,000	28,997,541

				448,983,950

Federal Home Loan Bank (FHLB)–24.49%
Unsec. Bonds(a)	0.24%	09/17/12	80,000	79,999,292

Unsec. Bonds	0.17%	01/10/13	50,000	49,994,660

Unsec. Bonds(a)	0.21%	01/23/13	50,000	50,000,000

Unsec. Bonds	0.17%	02/08/13	53,250	53,245,469

Unsec. Bonds(a)	0.21%	04/09/13	60,000	60,000,000

Unsec. Bonds	0.25%	07/17/13	50,000	49,998,558

Unsec. Disc. Notes(b)	0.12%	10/02/12	65,000	64,993,283

Unsec. Disc. Notes(b)	0.16%	10/03/12	50,000	49,992,889

Unsec. Disc. Notes(b)	0.12%	10/05/12	75,000	74,991,500

Unsec. Disc. Notes(b)	0.16%	10/10/12	65,000	64,988,733

Unsec. Disc. Notes(b)	0.14%	10/12/12	50,000	49,992,028

Unsec. Disc. Notes(b)	0.12%	10/17/12	60,000	59,990,800

Unsec. Disc. Notes(b)	0.13%	10/17/12	48,020	48,012,146

Unsec. Disc. Notes(b)	0.13%	10/24/12	65,000	64,987,272

Unsec. Disc. Notes(b)	0.16%	10/24/12	50,000	49,988,590

Unsec. Disc. Notes(b)	0.13%	10/26/12	75,000	74,984,875

Unsec. Disc. Notes(b)	0.13%	10/31/12	75,000	74,984,375

Unsec. Disc. Notes(b)	0.13%	11/09/12	56,750	56,736,403

Unsec. Disc. Notes(b)	0.13%	11/14/12	50,000	49,986,639

Unsec. Disc. Notes(b)	0.16%	01/16/13	56,296	56,261,722

Unsec. Disc. Notes(b)	0.16%	01/25/13	52,000	51,966,257

Unsec. Global Bonds	0.16%	10/19/12	45,000	44,998,644

Unsec. Global Bonds	0.19%	10/26/12	50,000	50,003,233

Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,992,811

				1,411,090,179

Federal Home Loan Mortgage Corp. (FHLMC)–16.48%
Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,995,417

Unsec. Disc. Notes(b)	0.13%	10/01/12	50,000	49,994,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.10%	10/02/12	$50,000	$49,995,694

Unsec. Disc. Notes(b)	0.11%	10/03/12	90,000	89,991,200

Unsec. Disc. Notes(b)	0.11%	10/04/12	50,000	49,994,958

Unsec. Disc. Notes(b)	0.12%	10/09/12	60,000	59,992,400

Unsec. Disc. Notes(b)	0.13%	10/09/12	55,715	55,707,357

Unsec. Disc. Notes(b)	0.16%	10/09/12	50,000	49,991,556

Unsec. Disc. Notes(b)	0.18%	10/09/12	50,000	49,990,766

Unsec. Disc. Notes(b)	0.13%	10/22/12	48,800	48,791,013

Unsec. Disc. Notes(b)	0.13%	11/05/12	65,000	64,984,743

Unsec. Disc. Notes(b)	0.13%	11/13/12	65,000	64,982,865

Unsec. Disc. Notes(b)	0.15%	11/13/12	50,000	49,984,792

Unsec. Disc. Notes(b)	0.16%	11/19/12	50,000	49,982,883

Unsec. Disc. Notes(b)	0.15%	11/26/12	50,000	49,981,725

Unsec. Disc. Notes(b)	0.16%	02/11/13	50,000	49,963,777

Unsec. Global Notes	0.52%	11/26/12	65,000	65,050,513

				949,376,242

Federal National Mortgage Association (FNMA)–12.14%
Unsec. Disc. Notes(b)	0.14%	10/03/12	50,000	49,993,778

Unsec. Disc. Notes(b)	0.12%	10/10/12	75,000	74,990,250

Unsec. Disc. Notes(b)	0.10%	10/15/12	65,000	64,992,055

Unsec. Disc. Notes(b)	0.12%	10/15/12	75,000	74,989,000

Unsec. Disc. Notes(b)	0.15%	10/31/12	25,000	24,993,750

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,990,680

Unsec. Disc. Notes(b)	0.13%	11/07/12	49,800	49,788,415

Unsec. Disc. Notes(a)	0.15%	11/21/12	50,000	49,983,125

Unsec. Disc. Notes(b)	0.14%	11/28/12	50,000	49,982,889

Unsec. Disc. Notes(b)	0.14%	01/14/13	50,000	49,973,750

Unsec. Disc. Notes(b)	0.16%	01/16/13	60,000	59,964,608

Unsec. Disc. Notes(b)	0.16%	01/23/13	50,000	49,968,000

Unsec. Disc. Notes(b)	0.16%	02/13/13	50,000	49,963,333

				699,573,633

Overseas Private Investment Corp. (OPIC)–0.87%
Gtd. VRD COP Bonds(c)	0.19%	07/09/26	50,000	50,000,000

Total U.S. Government Sponsored Agency Securities (Cost $3,559,024,004)				3,559,024,004

U.S. Treasury Notes–1.13%
U.S. Treasury Notes (Cost $65,097,848)	1.38%	10/15/12	65,000	65,097,848

TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.90% (Cost $3,624,121,852)				3,624,121,852

			Repurchase
			Amount
Repurchase Agreements–37.10%(d)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	100,002,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)
Bank of Montreal, Term agreement dated 08/16/12, maturing value of $300,075,000 (collateralized by U.S. Treasury obligations valued at $306,000,044; 0.38%-3.63%, 07/31/13-02/15/22)(e)	0.15%	10/15/12	$300,075,000	$300,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $250,005,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,053; 0.45%-1.38%, 02/25/14-08/14/17)	0.19%	09/04/12	170,003,589	170,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $250,112,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,018; 0.35%-6.47%, 09/25/12-06/05/36)(e)	0.18%	11/15/12	250,112,500	250,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,111 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,853; 0%-8.88%, 07/15/13-04/15/30)	0.19%	09/04/12	14,000,296	14,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	44,885,881	44,884,933

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	70,001,556	70,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 06/11/12, aggregate maturing value $350,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,829; 0%-8.20%, 09/04/12-09/15/60)(e)	0.16%	09/10/12	275,110,000	275,000,000

Goldman, Sachs & Co., Agreement dated 08/31/12, maturing value $300,006,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,423; 0%-5.50%, 01/09/14-02/27/32)	0.19%	09/04/12	300,006,333	300,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(e)	0.14%	09/05/12	300,008,167	300,000,000

RBS Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $400,008,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,006,388; 0%-9.38%, 10/15/12-04/15/30)	0.19%	09/04/12	314,006,629	314,000,000

Total Repurchase Agreements (Cost $2,137,884,933)				2,137,884,933

TOTAL INVESTMENTS(f)–100.00% (Cost $5,762,006,785)				5,762,006,785

OTHER ASSETS LESS LIABILITIES–(0.00)%				(146,353)

NET ASSETS–100.00%				$5,761,860,432

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments
August 31, 2012

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–71.25%
Federal Farm Credit Bank (FFCB)–19.25%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.17%	10/19/12	15,000	15,000,000

Bonds(a)	0.31%	10/22/12	15,000	15,002,966

Bonds(a)	0.18%	03/08/13	10,000	9,998,955

Bonds(a)	0.30%	04/11/13	15,000	15,009,215

Bonds(a)	0.18%	06/04/13	14,400	14,398,342

Disc. Notes(b)	0.08%	09/04/12	5,000	4,999,967

Disc. Notes(b)	0.11%	09/27/12	11,000	10,999,126

Disc. Notes(b)	0.11%	10/18/12	5,000	4,999,282

				100,407,853

Federal Home Loan Bank (FHLB)–52.00%
Unsec. Bonds(a)	0.24%	09/17/12	5,000	4,999,956

Unsec. Bonds(a)	0.19%	10/25/12	15,000	15,001,156

Unsec. Bonds(a)	0.21%	01/23/13	10,000	10,000,000

Unsec. Bonds(a)	0.21%	04/09/13	15,000	15,000,000

Unsec. Disc. Notes(b)	0.00%	09/04/12	71,185	71,184,659

Unsec. Disc. Notes(b)	0.11%	09/14/12	15,000	14,999,431

Unsec. Disc. Notes(b)	0.13%	09/17/12	10,000	9,999,422

Unsec. Disc. Notes(b)	0.12%	09/26/12	15,000	14,998,750

Unsec. Disc. Notes(b)	0.12%	10/02/12	10,000	9,998,967

Unsec. Disc. Notes(b)	0.16%	10/03/12	15,000	14,997,867

Unsec. Disc. Notes(b)	0.10%	10/04/12	10,000	9,999,083

Unsec. Disc. Notes(b)	0.10%	10/05/12	15,000	14,998,584

Unsec. Disc. Notes(b)	0.13%	10/10/12	10,000	9,998,592

Unsec. Disc. Notes(b)	0.16%	10/10/12	15,000	14,997,400

Unsec. Disc. Notes(b)	0.12%	10/12/12	10,000	9,998,633

Unsec. Disc. Notes(b)	0.14%	10/17/12	10,000	9,998,211

Unsec. Disc. Notes(b)	0.13%	10/24/12	10,000	9,998,057

Unsec. Disc. Notes(b)	0.13%	10/26/12	10,000	9,997,983

				271,166,751

Total U.S. Government Sponsored Agency Securities (Cost $371,574,604)				371,574,604

U.S. Treasury Securities–28.75%(b)
U.S. Treasury Bills	0.09%	09/13/12	20,000	19,999,400

U.S. Treasury Bills	0.13%	09/17/12	25,000	24,998,544

U.S. Treasury Bills	0.10%	10/04/12	15,000	14,998,625

U.S. Treasury Bills	0.10%	10/25/12	15,000	14,997,716

U.S. Treasury Bills	0.13%	11/08/12	15,000	14,996,288

U.S. Treasury Bills	0.12%	01/03/13	15,000	14,993,929

U.S. Treasury Bills	0.12%	01/10/13	15,000	14,993,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)
U.S. Treasury Bills	0.13%	01/17/13	$15,000	$14,992,353

U.S. Treasury Bills	0.12%	01/24/13	15,000	14,992,992

Total U.S. Treasury Securities (Cost $149,963,270)				149,963,270

TOTAL INVESTMENTS(c)–100.00% (Cost $521,537,874)				521,537,874

OTHER ASSETS LESS LIABILITIES–0.00%				20,042

NET ASSETS–100.00%				$521,557,916

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.64%
Alabama–1.61%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$2,112	$2,112,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.14%	04/01/28	10,000	10,000,000

				12,112,000

Arizona–2.78%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.21%	08/01/15	7,445	7,445,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/37	13,425	13,425,000

				20,870,000

Colorado–5.23%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	07/01/34	2,025	2,025,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-family RB (CEP–FNMA)(a)	0.17%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	07/01/21	4,370	4,370,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.19%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	1.04%	12/01/30	9,250	9,250,000

				39,335,000

Delaware–1.30%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/36	9,800	9,800,000

District of Columbia–3.41%
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	01/01/29	5,600	5,600,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	06/01/27	20,000	20,000,000

				25,600,000

Florida–6.62%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.18%	11/15/35	10,990	10,990,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.18%	04/01/17	2,275	2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	$2,400	$2,399,575

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/20	2,525	2,525,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.17%	07/01/32	13,000	13,000,000

St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	06/01/33	10,500	10,500,000

				49,744,575

Georgia–6.18%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	7,890	7,890,000

Georgia (State of); Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	4,630	4,659,570

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	06/15/25	4,100	4,100,000

Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/13	1,000	1,019,920

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	07/01/24	2,700	2,700,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	01/01/36	10,000	10,000,000

Richmond (County of) Board of Education; Series 2007, Sales Unlimited Tax GO Bonds (CEP–Georgia State Aid Intercept Program)	5.00%	10/01/12	2,440	2,449,578

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.17%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.14%	06/01/25	500	500,000

				46,424,068

Idaho–0.81%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,088,554

Illinois–6.49%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.20%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	06/01/36	6,940	6,940,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/30	14,845	14,845,000

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,013,468

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.18%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	3,850	3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.55%	11/01/24	$1,120	$1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.17%	10/01/33	4,850	4,850,000

				48,778,468

Indiana–6.60%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	04/01/36	7,150	7,150,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.27%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/32	9,260	9,260,000

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.15%	06/01/40	3,000	3,000,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	02/01/25	1,835	1,835,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/38	14,000	14,000,000

Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,558,269

				49,603,269

Iowa–0.55%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.15%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/16/13	1,800	1,820,836

				4,150,836

Kansas–0.47%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.17%	03/01/31	3,500	3,500,000

Maryland–2.07%
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,128,010

Maryland (State of) Department of Transportation; Second Series 2008, Consolidated Transportation RB	4.00%	09/01/12	2,375	2,375,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	4,970	4,970,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,075	2,075,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	4,990	4,990,000

				15,538,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–0.67%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	04/01/28	$5,050	$5,050,000

Michigan–1.98%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/38	10,000	10,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.18%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	09/01/25	1,380	1,380,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	05/01/31	600	600,000

Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,280,739

				14,875,739

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.20%	04/01/37	5,835	5,835,000

Mississippi–0.83%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.19%	12/01/30	1,000	1,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.17%	05/01/35	5,220	5,220,000

				6,220,000

Missouri–3.89%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.42%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)(a)	0.15%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.17%	11/01/21	1,805	1,805,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.20%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.20%	12/01/15	3,950	3,950,000

				29,265,000

Nevada–0.93%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	12/01/39	7,000	7,000,000

New Hampshire–2.91%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	09/01/37	980	980,000

				21,855,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.50%
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	$3,690	$3,778,230

New York–1.52%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/01/32	7,925	7,925,000

Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.15%	11/01/31	3,500	3,500,000

				11,425,000

North Carolina–3.05%
New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,008,044

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	1,405	1,405,000

North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,047,821

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/28	4,635	4,635,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.15%	12/01/36	9,700	9,700,000

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,071,521

Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,028,215

				22,895,601

Ohio–3.53%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	06/01/35	8,045	8,045,000

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/21	10,000	10,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,505	8,505,000

				26,550,000

Pennsylvania–6.55%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.18%	07/15/21	8,500	8,500,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	09/01/18	2,305	2,305,000

Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD Health System RB(a)	0.16%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	09/01/28	7,625	7,625,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.20%	07/01/38	16,303	16,303,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	04/01/20	1,800	1,800,000

				49,213,000

South Carolina–0.43%
Spartanburg County School District No. 7; Series 2012, Unlimited Tax GO Bonds (CEP–South Carolina School District Credit Enhancement Program)	4.00%	09/01/12	3,225	3,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–2.32%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	$1,375	$1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	10,000	10,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/33	4,750	4,750,000

Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,315,537

				17,440,537

Texas–13.39%
Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,164,464

Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.21%	10/15/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.19%	10/18/12	3,500	3,500,000

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	01/01/41	19,000	19,000,000

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	3,400	3,420,196

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,133,310

Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/13	2,130	2,157,176

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,351,648

Series 2012, Limited Tax Notes	1.50%	02/01/13	2,705	2,719,644

Series 2012, Ref. General Improvement Limited Tax GO Bonds	2.00%	02/01/13	2,210	2,226,608

Tarrant Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	01/01/13	3,500	3,555,780

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	9,000	9,203,539

				100,622,365

Utah–0.75%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.27%	06/01/21	2,500	2,500,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.22%	04/01/42	3,125	3,125,000

				5,625,000

Virginia–2.51%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,017,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	$990	$990,000

Virginia (State of) College Building Authority (Washington & Lee University); Series 2006, Educational Facilities RB	5.00%	01/01/13	1,065	1,082,025

				18,844,669

Washington–1.38%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	500	500,000

Shoreline School District No. 412; Series 2010, Unlimited Tax GO Bonds (CEP–Washington State School District Guaranty Program)	2.00%	12/01/12	2,500	2,511,345

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	10/01/30	3,000	3,000,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,450	1,450,000

Washington (State of); Series 2010 C, Ref. Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	01/01/13	2,850	2,895,545

				10,356,890

West Virginia–0.91%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–5.96%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.17%	10/01/42	5,260	5,260,000

Madison Area Technical College District; Serioes 2011-12 C, Unlimited GO Promissory Notes	1.50%	09/01/12	3,610	3,610,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	06/01/37	4,890	4,890,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.60%	07/01/14	730	730,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/32	9,000	9,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.27%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	05/01/30	19,300	19,300,000

				44,790,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	11/01/24	5,460	5,460,000

TOTAL INVESTMENTS(f)(g)–99.64% (Cost $748,671,811)				748,671,811

OTHER ASSETS LESS LIABILITIES–0.36%				2,737,806

NET ASSETS–100.00%				$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $37,150,000, which represented 4.94% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	22.6%

PNC Bank, N.A.	9.7

Federal Home Loan Mortgage Corp.	8.5

US Bank, N.A.	8.2

Federal National Mortgage Association	7.8

Wells Fargo Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$15,916,693,509	$2,246,233,771	$7,347,101,210	$3,624,121,852	$521,537,874	$748,671,811

Repurchase agreements, at value and cost	3,566,810,454	849,057,955	7,834,059,907	2,137,884,933	—	—

Total investments, at value and cost	19,483,503,963	3,095,291,726	15,181,161,117	5,762,006,785	521,537,874	748,671,811

Cash	—	—	—	—	—	1,189,510

Receivable for:
Investments sold	4,280,268	1,210,046	—	—	—	1,095,043

Interest	6,285,248	66,934	4,162,168	884,204	39,832	755,918

Fund expenses absorbed	399,698	141,976	1,263,067	513,115	115,111	98,217

Investment for trustee deferred compensation and retirement plans	552,925	260,336	264,177	109,648	51,022	98,198

Other assets	27,512	150,088	34,505	47,295	21,832	66,912

Total assets	19,495,049,614	3,097,121,106	15,186,885,034	5,763,561,047	521,765,671	751,975,609

Liabilities:
Payable for:
Amount due custodian	5,683	—	—	—	—	—

Dividends	2,421,467	158,779	265,660	116,265	8,384	13,181

Accrued fees to affiliates	588,542	192,627	1,186,775	526,259	23,840	84,347

Accrued operating expenses	323,824	72,277	250,378	120,430	49,556	45,613

Trustee deferred compensation and retirement plans	3,666,879	1,165,361	1,945,961	937,661	125,975	422,851

Total liabilities	7,006,395	1,589,044	3,648,774	1,700,615	207,755	565,992

Net assets applicable to shares outstanding	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

Net assets consist of:
Shares of beneficial interest	$19,486,042,693	$3,094,866,442	$15,182,571,785	$5,761,237,722	$521,546,656	$751,538,391

Undistributed net investment income	2,367,212	371,127	664,475	622,710	11,260	(50,202)

Undistributed net realized gain (loss)	(366,686)	294,493	—	—	—	(78,572)

	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,051,708,064	$2,337,469,490	$7,014,482,169	$3,772,428,968	$431,857,187	$495,297,303

Private Investment Class	$372,458,444	$159,749,829	$808,131,243	$382,019,031	$38,425,752	$95,843,016

Personal Investment Class	$102,628,198	$72,420,073	$126,917,087	$13,558,331	$4,544,977	$2,749,858

Cash Management Class	$785,901,066	$358,386,710	$4,929,501,168	$673,598,417	$33,449,333	$76,483,205

Reserve Class	$97,223,996	$16,390,370	$25,205,659	$264,285,724	$1,350,816	$25,359,632

Resource Class	$141,084,853	$54,460,615	$276,388,407	$150,944,205	$11,919,838	$28,356,958

Corporate Class	$1,937,038,598	$96,654,975	$2,002,610,527	$505,025,756	$10,013	$27,319,645

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,050,148,618	2,338,010,919	7,014,073,468	3,772,103,621	431,809,821	495,294,352

Private Investment Class	372,407,076	159,831,346	808,023,603	381,958,171	38,446,666	95,827,568

Personal Investment Class	102,619,113	72,364,571	126,830,860	13,554,275	4,545,581	2,746,166

Cash Management Class	785,607,312	358,374,175	4,928,901,950	673,505,025	33,446,329	76,506,514

Reserve Class	97,224,950	16,391,351	25,187,006	264,284,527	1,349,127	25,355,526

Resource Class	141,051,584	54,432,325	276,324,534	150,898,372	11,917,179	28,354,353

Corporate Class	1,936,983,537	96,640,187	2,002,666,370	504,980,406	10,014	27,320,220

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$53,228,375	$5,891,542	$15,168,720	$10,641,223	$713,969	$1,560,972

Expenses:
Advisory fees	27,708,650	4,473,828	23,891,974	8,428,024	1,188,203	1,880,097

Administrative services fees	1,059,091	592,650	982,757	757,759	241,955	242,379

Custodian fees	718,215	125,568	645,207	301,477	40,026	33,009

Distribution fees:
Private Investment Class	2,257,421	1,091,769	3,830,654	2,268,716	175,094	445,935

Personal Investment Class	763,248	638,840	1,213,917	106,963	35,071	26,213

Cash Management Class	837,246	428,340	6,764,499	1,492,054	33,738	104,666

Reserve Class	1,034,960	92,368	800,866	2,244,401	20,786	249,627

Resource Class	319,175	72,085	559,781	456,797	29,630	46,435

Corporate Class	482,395	28,065	756,615	327,287	3,298	10,383

Transfer agent fees	1,662,519	268,430	1,425,737	717,532	73,188	73,354

Trustees’ and officers’ fees and benefits	1,068,071	177,674	882,292	496,042	60,044	64,495

Other	753,791	234,907	619,953	392,197	166,900	159,760

Total expenses	38,664,782	8,224,524	42,374,252	17,989,249	2,067,933	3,336,353

Less: Fees waived and expenses reimbursed	(10,593,501)	(4,456,757)	(30,444,222)	(9,086,786)	(1,517,648)	(2,250,323)

Net expenses	28,071,281	3,767,767	11,930,030	8,902,463	550,285	1,086,030

Net investment income	25,157,094	2,123,775	3,238,690	1,738,760	163,684	474,942

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	(293,864)	294,493	50,407	27,193	13,675	—

Net increase in net assets resulting from operations	$24,863,230	$2,418,268	$3,289,097	$1,765,953	$177,359	$474,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2012 and 2011

	Liquid Assets Portfolio		STIC Prime Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$25,157,094	$30,037,490	$2,123,775	$2,389,704

Net realized gain (loss)	(293,864)	(58,293)	294,493	—

Net increase in net assets resulting from operations	24,863,230	29,979,197	2,418,268	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(22,653,197)	(25,064,971)	(1,970,544)	(1,914,692)

Private Investment Class	(91,059)	(104,657)	(159,676)	(61,778)

Personal Investment Class	(20,510)	(20,916)	(56,186)	(18,886)

Cash Management Class	(549,401)	(1,808,242)	(298,814)	(214,666)

Reserve Class	(20,900)	(22,045)	(5,540)	(1,386)

Resource Class	(32,103)	(45,485)	(22,143)	(20,695)

Corporate Class	(1,891,596)	(2,971,174)	(75,876)	(157,601)

Total distributions from net investment income	(25,258,766)	(30,037,490)	(2,588,779)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	811,900,804	(1,076,951,392)	445,421,945	39,264,332

Private Investment Class	(129,163,894)	(207,822,434)	(107,860,105)	(39,362,727)

Personal Investment Class	(5,049,935)	(3,795,941)	(12,026,107)	(4,527,089)

Cash Management Class	(781,536,081)	(1,059,890,679)	(93,221,563)	229,414

Reserve Class	6,998,794	(18,744,717)	9,601,823	(1,245,728)

Resource Class	(35,990,962)	(84,339,783)	25,248,010	(121,895,207)

Corporate Class	78,500,235	(1,816,634,825)	(5,973,384)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(54,341,039)	(4,268,179,771)	261,190,619	(296,515,682)

Net increase (decrease) in net assets	(54,736,575)	(4,268,238,064)	261,020,108	(296,515,682)

Net Assets:
Beginning of year	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of year*	$19,488,043,219	$19,542,779,794	$3,095,532,062	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,367,212	$2,549,244	$371,127	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

			Government &
	Treasury Portfolio		Agency Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$3,238,690	$3,552,436	$1,738,760	$3,103,073

Net realized gain	50,407	495,071	27,193	104,979

Net increase in net assets resulting from operations	3,289,097	4,047,507	1,765,953	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(1,086,755)	(1,646,245)	(1,033,531)	(2,277,120)

Private Investment Class	(155,889)	(169,870)	(91,310)	(100,807)

Personal Investment Class	(32,903)	(36,476)	(2,868)	(2,934)

Cash Management Class	(1,375,936)	(1,131,781)	(300,323)	(250,978)

Reserve Class	(16,233)	(19,409)	(45,177)	(20,083)

Resource Class	(56,850)	(67,747)	(45,960)	(53,861)

Corporate Class	(514,124)	(480,896)	(219,591)	(397,290)

Total distributions from net investment income	(3,238,690)	(3,552,424)	(1,738,760)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,035)	—	(102,825)	—

Private Investment Class	(39,886)	—	(10,470)	—

Personal Investment Class	(9,672)	—	(306)	—

Cash Management Class	(395,770)	—	(29,914)	—

Reserve Class	(10,974)	—	(2,991)	—

Resource Class	(14,691)	—	(5,506)	—

Corporate Class	(198,001)	—	(23,010)	—

Total distributions from net realized gains	(935,029)	—	(175,022)	—

Share transactions–net:
Institutional Class	1,834,112,962	649,938,568	(1,883,220,830)	1,112,658,773

Private Investment Class	(36,853,689)	60,672,576	(167,828,533)	(8,156,568)

Personal Investment Class	(58,382,432)	11,874,463	(1,134,450)	710,512

Cash Management Class	(1,449,829,654)	1,099,901,588	(1,000,924,066)	631,644,460

Reserve Class	(123,454,493)	96,918,581	193,913,087	(113,478,371)

Resource Class	(17,144,597)	(115,864,624)	(121,226,628)	(21,992,305)

Corporate Class	146,476,752	302,491,390	(839,234,410)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	294,924,849	2,105,932,542	(3,819,655,830)	1,775,574,098

Net increase (decrease) in net assets	294,040,227	2,106,427,625	(3,819,803,659)	1,775,679,077

Net Assets:
Beginning of year	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of year*	$15,183,236,260	$14,889,196,033	$5,761,860,432	$9,581,664,091

* Includes accumulated undistributed net investment income	$664,475	$1,298,049	$622,710	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

	Government		Tax-Free
	TaxAdvantage		Cash Reserve
	Portfolio		Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$163,684	$168,055	$474,942	$392,676

Net realized gain (loss)	13,675	7,379	—	(5,583)

Net increase in net assets resulting from operations	177,359	175,434	474,942	387,093

Distributions to shareholders from net investment income:
Institutional Class	(143,288)	(142,820)	(313,662)	(330,463)

Private Investment Class	(7,051)	(14,193)	(49,272)	(19,378)

Personal Investment Class	(941)	(1,623)	(2,080)	(998)

Cash Management Class	(6,788)	(4,994)	(62,337)	(28,288)

Reserve Class	(417)	(361)	(14,456)	(3,845)

Resource Class	(2,984)	(3,464)	(12,162)	(6,551)

Corporate Class	(2,215)	(600)	(20,973)	(3,153)

Total distributions from net investment income	(163,684)	(168,055)	(474,942)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,065)	—	—	—

Personal Investment Class	(479)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(238)	—	—	—

Resource Class	(1,098)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,996)	—	—	—

Share transactions–net:
Institutional Class	55,882,200	200,326,458	(6,724,666)	(177,058,455)

Private Investment Class	(9,209,433)	19,214,381	(3,000,673)	(20,076,002)

Personal Investment Class	(255,316)	(1,793,379)	(1,467,962)	(3,296,510)

Cash Management Class	(5,916,215)	29,558,474	(29,853,031)	(21,918,412)

Reserve Class	477,453	30,018	7,073,577	3,542,784

Resource Class	(5,164,314)	5,924,443	3,754,782	(19,053,694)

Corporate Class	(50,832,006)	44,832,018	(634,156)	27,240,936

Net increase (decrease) in net assets resulting from share transactions	(15,017,631)	298,092,413	(30,852,129)	(210,619,353)

Net increase (decrease) in net assets	(15,051,952)	298,099,792	(30,852,129)	(210,624,936)

Net Assets:
Beginning of year	536,609,868	238,510,076	782,261,746	992,886,682

End of year*	$521,557,916	$536,609,868	$751,409,617	$782,261,746

* Includes accumulated undistributed net investment income (loss)	$11,260	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2012

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

46        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with a Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

47        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the year ended August 31, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,094,863	$—

STIC Prime Portfolio	1,692,827	615,590

Treasury Portfolio	6,142,097	10,375,793

Government & Agency Portfolio	—	2,216,867

Government TaxAdvantage Portfolio	598,783	621,250

Tax-Free Cash Reserve Portfolio	404,923	962,141

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$775,594	$429,070	$87	$768,847	$116,550	N/A

STIC Prime Portfolio	605,933	446,038	238,761	77,408	46,569	$14,473

Treasury Portfolio	2,298,393	890,206	5,411,600	696,754	447,825	756,615

Government & Agency Portfolio	1,356,809	78,303	1,183,229	1,949,877	363,573	320,577

Government TaxAdvantage Portfolio	87,547	9,352	6,746	2,702	5,926	N/A

Tax-Free Cash Reserve Portfolio	222,968	19,223	83,732	217,175	37,148	10,383

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

48        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$902,967	$203,533	$167,449	$134,541	N/A	N/A

STIC Prime Portfolio	436,708	170,357	85,668	12,008	$14,417	N/A

Treasury Portfolio	1,532,261	323,711	1,352,899	104,112	111,956	N/A

Government & Agency Portfolio	907,486	28,523	298,411	291,772	91,359	N/A

Government TaxAdvantage Portfolio	87,547	25,719	26,990	18,084	23,704	$3,298

Tax-Free Cash Reserve Portfolio	222,968	6,990	20,933	32,452	9,287	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,483,503,963	$—	$19,483,503,963

STIC Prime Portfolio	—	3,095,291,726	—	3,095,291,726

Treasury Portfolio	—	15,181,161,117	—	15,181,161,117

Government & Agency Portfolio	—	5,762,006,785	—	5,762,006,785

Government TaxAdvantage Portfolio	—	521,537,874	—	521,537,874

Tax-Free Cash Reserve Portfolio	—	748,671,811	—	748,671,811

49        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$887,545,074	$1,047,028,115	$—

STIC Prime Portfolio	307,924,126	303,594,357	—

Tax-Free Cash Reserve Portfolio	987,447,767	816,194,492	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2012 and 2011:

	2012	2011

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$25,258,766	$30,037,490

STIC Prime Portfolio	2,588,779	2,389,704

Treasury Portfolio	4,173,719	3,552,424

Government & Agency Portfolio	1,913,782	3,103,073

Government TaxAdvantage Portfolio	211,680	168,055

Tax-Free Cash Reserve Portfolio	474,942	392,676

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary		Shares of
	Ordinary	Book/Tax	Capital Loss	Beneficial	Total
	Income	Differences	Carryforward	Interest	Net Assets

Liquid Assets Portfolio	$5,960,304	$(3,593,092)	$(366,686)	$19,486,042,693	$19,488,043,219

STIC Prime Portfolio	1,796,240	(1,130,620)	—	3,094,866,442	3,095,532,062

Treasury Portfolio	2,575,181	(1,910,706)	—	15,182,571,785	15,183,236,260

Government & Agency Portfolio	1,545,740	(923,030)	—	5,761,237,722	5,761,860,432

Government TaxAdvantage Portfolio	130,426	(119,166)	—	521,546,656	521,557,916

Tax-Free Cash Reserve Portfolio	359,545	(409,747)	(78,572)	751,538,391	751,409,617

50        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term
					Not Subject to	Not Subject to
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Expiration	Expiration	Total*

Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and excise tax disallowed, on August 31, 2012. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$(80,360)	$(14,528)	$94,888

STIC Prime Portfolio	(221,522)	—	221,522

Treasury Portfolio	(633,574)	510,139	123,435

Government & Agency Portfolio	(42,856)	42,851	5

Government TaxAdvantage Portfolio	(35,908)	26,942	8,966

51        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	89,348,642,488	$89,348,642,488	114,974,747,244	$114,974,747,244

Private Investment Class	1,457,491,082	1,457,491,082	2,097,458,780	2,097,458,780

Personal Investment Class	394,000,581	394,000,581	583,984,515	583,984,515

Cash Management Class	4,943,022,425	4,943,022,425	17,713,105,743	17,713,105,743

Reserve Class	798,059,349	798,059,349	576,444,353	576,444,353

Resource Class	949,447,727	949,447,727	1,578,904,039	1,578,904,039

Corporate Class	14,036,015,335	14,036,015,335	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	7,977,164	7,977,164	11,043,998	11,043,998

Private Investment Class	28,241	28,241	37,630	37,630

Personal Investment Class	16,939	16,939	16,453	16,453

Cash Management Class	243,762	243,762	1,152,856	1,152,856

Reserve Class	20,656	20,656	22,368	22,368

Resource Class	31,545	31,545	50,434	50,434

Corporate Class	652,399	652,399	1,304,161	1,304,161

Reacquired:
Institutional Class	(88,544,718,848)	(88,544,718,848)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(1,586,683,217)	(1,586,683,217)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(399,067,455)	(399,067,455)	(587,796,909)	(587,796,909)

Cash Management Class	(5,724,802,268)	(5,724,802,268)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(791,081,211)	(791,081,211)	(595,211,438)	(595,211,438)

Resource Class	(985,470,234)	(985,470,234)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(13,958,167,499)	(13,958,167,499)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(54,341,039)	$(54,341,039)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 28% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

52        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,818,749,285	$8,818,749,285	8,894,152,113	$8,894,152,113

Private Investment Class	1,646,112,321	1,646,112,321	2,199,271,995	2,199,271,995

Personal Investment Class	2,023,470,801	2,023,470,801	2,117,878,669	2,117,878,669

Cash Management Class	2,918,490,012	2,918,490,012	2,929,112,525	2,929,112,525

Reserve Class	59,987,205	59,987,205	68,100,033	68,100,033

Resource Class	120,292,226	120,292,226	635,057,207	635,057,207

Corporate Class	956,434,075	956,434,075	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	522,849	522,849	725,692	725,692

Private Investment Class	90,389	90,389	33,359	33,359

Personal Investment Class	44,770	44,770	15,323	15,323

Cash Management Class	157,787	157,787	106,092	106,092

Reserve Class	4,815	4,815	436	436

Resource Class	18,083	18,083	6,389	6,389

Corporate Class	73,178	73,178	169,477	169,477

Reacquired:
Institutional Class	(8,373,850,189)	(8,373,850,189)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(1,754,062,815)	(1,754,062,815)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(2,035,541,678)	(2,035,541,678)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(3,011,869,362)	(3,011,869,362)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(50,390,197)	(50,390,197)	(69,346,197)	(69,346,197)

Resource Class	(95,062,299)	(95,062,299)	(756,958,803)	(756,958,803)

Corporate Class	(962,480,637)	(962,480,637)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	261,190,619	$261,190,619	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Additionally, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

53        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	25,684,885,613	$25,684,885,613	26,030,423,281	$26,030,423,281

Private Investment Class	6,307,904,112	6,307,904,112	5,499,203,569	5,499,203,569

Personal Investment Class	1,107,149,443	1,107,149,443	1,649,945,502	1,649,945,502

Cash Management Class	36,590,448,616	36,590,448,616	37,920,690,992	37,920,690,992

Reserve Class	550,118,652	550,118,652	657,687,537	657,687,537

Resource Class	438,220,116	438,220,116	1,127,136,815	1,127,136,815

Corporate Class	18,985,530,640	18,985,530,640	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	692,335	692,335	583,687	583,687

Private Investment Class	45,128	45,128	37,590	37,590

Personal Investment Class	41,597	41,597	34,938	34,938

Cash Management Class	199,968	199,968	152,156	152,156

Reserve Class	21,779	21,779	13,566	13,566

Resource Class	30,503	30,503	40,664	40,664

Corporate Class	281,122	281,122	151,996	151,996

Reacquired:
Institutional Class	(23,851,464,986)	(23,851,464,986)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(6,344,802,929)	(6,344,802,929)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(1,165,573,472)	(1,165,573,472)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(38,040,478,238)	(38,040,478,238)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(673,594,924)	(673,594,924)	(560,782,522)	(560,782,522)

Resource Class	(455,395,216)	(455,395,216)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(18,839,335,010)	(18,839,335,010)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	294,924,849	$294,924,849	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	50,116,831,608	$50,116,831,608	61,611,815,820	$61,611,815,820

Private Investment Class	1,978,700,678	1,978,700,678	2,549,756,494	2,549,756,494

Personal Investment Class	101,374,961	101,374,961	63,367,177	63,367,177

Cash Management Class	11,662,178,713	11,662,178,713	7,338,150,426	7,338,150,426

Reserve Class	638,520,807	638,520,807	365,919,015	365,919,015

Resource Class	1,474,848,113	1,474,848,113	2,088,493,367	2,088,493,367

Corporate Class	8,152,323,225	8,152,323,225	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	624,554	624,554	1,388,120	1,388,120

Private Investment Class	17,647	17,647	21,179	21,179

Personal Investment Class	109	109	269	269

Cash Management Class	125,442	125,442	173,309	173,309

Reserve Class	16,199	16,199	1,867	1,867

Resource Class	31,833	31,833	40,787	40,787

Corporate Class	103,232	103,232	191,614	191,614

Reacquired:
Institutional Class	(52,000,676,992)	(52,000,676,992)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(2,146,546,858)	(2,146,546,858)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(102,509,520)	(102,509,520)	(62,656,934)	(62,656,934)

Cash Management Class	(12,663,228,221)	(12,663,228,221)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(444,623,919)	(444,623,919)	(479,399,253)	(479,399,253)

Resource Class	(1,596,106,574)	(1,596,106,574)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(8,991,660,867)	(8,991,660,867)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(3,819,655,830)	$(3,819,655,830)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

55        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,731,626,851	$3,731,626,851	2,711,332,476	$2,711,332,476

Private Investment Class	253,690,624	253,690,624	437,193,566	437,193,566

Personal Investment Class	10,327,891	10,327,891	88,578,959	88,578,959

Cash Management Class	43,621,575	43,621,575	43,825,246	43,825,246

Reserve Class	3,860,999	3,860,999	6,204,928	6,204,928

Resource Class	17,935,727	17,935,727	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	147,439	147,439	128,424	128,424

Private Investment Class	4,337	4,337	3,850	3,850

Cash Management Class	10,599	10,599	4,412	4,412

Reserve Class	645	645	315	315

Resource Class	3,478	3,478	2,702	2,702

Corporate Class	2,178	2,178	67	67

Reacquired:
Institutional Class	(3,675,892,090)	(3,675,892,090)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(262,904,394)	(262,904,394)	(417,983,035)	(417,983,035)

Personal Investment Class	(10,583,207)	(10,583,207)	(90,372,338)	(90,372,338)

Cash Management Class	(49,548,389)	(49,548,389)	(14,271,184)	(14,271,184)

Reserve Class	(3,384,191)	(3,384,191)	(6,175,225)	(6,175,225)

Resource Class	(23,103,519)	(23,103,519)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase (decrease) in share activity	(15,017,631)	$(15,017,631)	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,171,103,042	$1,171,103,042	1,598,415,148	$1,598,415,148

Private Investment Class	235,527,922	235,527,922	189,820,412	189,820,412

Personal Investment Class	5,675,300	5,675,300	7,217,382	7,217,382

Cash Management Class	338,249,957	338,249,957	738,707,920	738,707,920

Reserve Class	83,892,175	83,892,175	37,462,640	37,462,640

Resource Class	42,838,775	42,838,775	7,155,166,244	7,155,166,244

Corporate Class	112,780,460	112,780,460	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	62,811	62,811	66,383	66,383

Private Investment Class	29,076	29,076	14,993	14,993

Personal Investment Class	822	822	314	314

Cash Management Class	46,142	46,142	20,854	20,854

Reserve Class	14,273	14,273	3,752	3,752

Resource Class	10,887	10,887	5,421	5,421

Corporate Class	20,706	20,706	2,633	2,633

Reacquired:
Institutional Class	(1,177,890,519)	(1,177,890,519)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(238,557,671)	(238,557,671)	(209,911,407)	(209,911,407)

Personal Investment Class	(7,144,084)	(7,144,084)	(10,514,206)	(10,514,206)

Cash Management Class	(368,149,130)	(368,149,130)	(760,647,186)	(760,647,186)

Reserve Class	(76,832,871)	(76,832,871)	(33,923,608)	(33,923,608)

Resource Class	(39,094,880)	(39,094,880)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(113,435,322)	(113,435,322)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	(30,852,129)	$(30,852,129)	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Corporate Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.12%	$1,937,039	0.17	%(c)	0.21	%(c)	0.12	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17		0.20		0.12
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	3,675,221	0.17		0.21		0.17
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.27	6,080,137	0.19		0.24		1.14
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.77	2,491,241	0.15		0.20		3.61

STIC Prime Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14	(c)	0.23	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16		0.22		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17		0.22		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.86	133,882	0.20		0.26		0.90
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.60	389,172	0.15		0.21		3.43

Treasury Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08	(c)	0.21	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11		0.21		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15		0.21		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	2,039,501	0.18		0.23		0.34
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	859,460	0.15		0.21		2.63

Government & Agency Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10	(c)	0.16	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13		0.16		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16		0.16		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.70	1,798,303	0.17		0.18		0.57
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.39	27,199	0.15		0.17		3.25

Government TaxAdvantage Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10		0.29		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15		0.29		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.56	15	0.18		0.33		0.48
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.24	14	0.15		0.27		3.27

Tax-Free Cash Reserve Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13	(c)	0.33	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24		0.32		0.05
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27		0.32		0.05
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.88	46,528	0.30		0.34		1.01
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.71	42,829	0.25	(d)	0.28	(d)	1.73	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.24	146,677	0.25		0.28		3.20

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $1,607,982, $93,549, $2,522,051, $1,090,958, $10,993 and $34,611 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

58        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Corporate Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Corporate Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Corporate Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 23, 2012
Houston, Texas

59        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Corporate Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.70	$0.80	$1,024.33	$0.81	0.16%

STIC Prime Portfolio	1,000.00	1,000.40	0.70	1,024.43	0.71	0.14

Treasury Portfolio	1,000.00	1,000.10	0.50	1,024.63	0.51	0.10

Government & Agency Portfolio	1,000.00	1,000.10	0.65	1,024.48	0.66	0.13

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.35	1,024.78	0.36	0.07

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.80	1,024.33	0.81	0.16

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2012, through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

60        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and

61        Short-Term Investments Trust

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

62        Short-Term Investments Trust

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that each Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio and Liquid Assets Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

Government TaxAdvantage Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

63        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2012:

Federal and State Income Tax

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.83%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	40.64%	0.00%

Government & Agency Portfolio	0.00%	0.00%	1.13%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	12.65%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified	Qualified
	Short-Term	Interest
	Gains	Income**

Liquid Assets Portfolio	$—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	424,890	100%

Government & Agency Portfolio	132,172	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

64        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	129	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	129	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3]– 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	147	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Invesco Fund Complex.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	129	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer	147	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	129	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	129	Chairman, Board of Governors, Western Golf Association, Chairman-elect, Evans Scholars Foundation and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	147	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	129	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	129	Insperity (formerly known as Administaff)

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	129	Director, Reich & Tang Funds (6 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	129	None

Larry Soll — 1942 Trustee	2003	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	129	None

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees—(continued)

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago	147	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	129	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

Number of
Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Other Officers—(continued)

Lisa O. Brinkley — 1959 Vice President	2004	Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-AR-2	Invesco Distributors, Inc.

Institutional Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2012

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
40	Financial Statements
46	Notes to Financial Statements
58	Financial Highlights
59	Auditor’s Report
60	Fund Expenses
61	Approval of Investment Advisory and Sub-Advisory Agreements
64	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Institutional Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2012. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Economic uncertainty prevailed in the US and Europe during the 12 months covered by this report.
      The economic recovery in the US seemed to gather momentum earlier in 2012, but confidence began to wane amid growing concern about the domestic impact of the eurozone debt crisis. Gross domestic product (GDP), the broadest measure of overall US economic activity, grew at annualized rates of 1.3% and 4.1% in the third and fourth quarters of 2011, respectively, but slowed in the first half of 2012.1 And while the unemployment rate trended lower during the reporting period, it remained elevated above 8.0%.2
     The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, although it extended the horizon for maintaining this rate from 2013 to late 2014.3 In the fall of 2011, the Fed announced Operation Twist, in which the Fed would sell short-dated Treasury securities with maturities of three years or less and use the proceeds to buy $400 billion3 in longer-dated bonds with maturities of six to 30 years in an effort to push down long-term interest rates. As the economic recovery continued to falter, the Fed announced in June 2012 that it would extend Operation Twist another six months, through the end of the year. With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
      No significant progress was made during the reporting period in resolving the ongoing eurozone debt crisis. The effects of the European Central Bank’s efforts to shore up European banks through the roughly €1 trillion Long-Term Refinancing Operation4 quickly dissipated, leaving some of Europe’s largest economies vulnerable to financial turmoil. Even as concerns intensified about a potential Greek exit from the monetary union and a €100 billion4 bailout for Spain, Europe’s fourth-largest economy,4 European leaders worked tirelessly to contain the crisis by strengthening emergency and bailout funds in an effort to foster a stronger monetary union.
Invesco Fixed Income’s strength and experience
For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1   Source: Bureau of Economic Analysis
2   Source: Bureau of Labor Statistics
3   Source: US Federal Reserve
4   Source: Reuters
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2 Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3 Short-Term Investments Trust

Fund data

Institutional Class data as of 8/31/12
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range	At	At
	During	Fiscal	Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	31 - 48 days	38 days	53 days	$16.0 billion

STIC Prime	13 - 30 days	19 days	19 days	2.3 billion

Treasury	28 - 48 days	43 days	43 days	7.0 billion

Government & Agency	24 - 49 days	39 days	56 days	3.7 billion

Government TaxAdvantage	21 - 46 days	37 days	65 days	431.8 million

Tax-Free Cash Reserve	17 - 28 days	28 days	28 days	495.2 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
     Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
     The Fund invests in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
4	Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/12
	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1-15	1-3, 5-15	6, 8-10, 12	6, 8-10, 12, 14	6, 8-10, 14	1-3, 5-11, 13, 15

1 - 7	45.6%	41.6%	52.2%	48.1%	30.8%	87.8%

8 - 30	11.9	29.2	0.7	0.4	21.3	0.0

31 - 60	14.8	29.2	17.1	28.5	31.6	1.7

61 - 90	12.1	0.0	11.5	13.0	2.9	0.8

91 - 180	15.0	0.0	18.5	9.0	13.4	5.0

181+	0.6	0.0	0.0	1.0	0.0	4.7
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Counterparty risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

2	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

3	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

4	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

5	Industry focus risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

6	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

7	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

8	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

9	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

10	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

11	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

12	Repurchase agreement risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

13	Synthetic securities risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

14	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
4	Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–43.58%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.31%
Atlantis One Funding Corp.(b)(c)	0.22%	09/07/12	$100,000	$99,996,333

Atlantis One Funding Corp.(b)(c)	0.32%	12/04/12	200,000	199,832,889

Atlantis One Funding Corp.(b)(c)	0.42%	01/02/13	150,000	149,784,750

				449,613,972

Asset-Backed Securities–Consumer Receivables–2.44%
Old Line Funding, LLC(b)	0.20%	09/05/12	100,000	99,997,778

Old Line Funding, LLC(b)	0.31%	01/17/13	80,963	80,866,789

Old Line Funding, LLC(b)	0.35%	01/08/13	70,000	69,912,208

Old Line Funding, LLC(b)	0.35%	01/15/13	100,000	99,867,778

Old Line Funding, LLC(b)	0.20%	09/04/12	75,000	74,998,750

Thunder Bay Funding, LLC(b)	0.32%	01/15/13	50,000	49,939,555

				475,582,858

Asset-Backed Securities–Fully Supported–1.69%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/13/12	100,000	99,898,611

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/20/12	79,700	79,611,444

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	01/02/13	100,000	99,829,167

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.54%	01/16/13	50,000	49,897,250

				329,236,472

Asset-Backed Securities–Fully Supported Bank–6.21%
Aspen Funding Corp. (CEP–Deutsche Bank AG)(b)(c)	0.38%	09/05/12	100,000	99,995,778

Concord Minutemen Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.32%	09/05/12	200,000	199,992,889

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/05/12	100,000	99,996,556

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/28/12	100,000	99,976,750

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/07/12	100,000	99,994,167

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/14/12	225,000	224,971,562

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/27/12	50,000	49,990,972

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/28/12	75,000	74,985,938

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	100,000	99,987,500

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.23%	09/06/12	60,500	60,498,109

Matchpoint Master Trust (CEP–BNP Paribas)(b)(c)	0.36%	09/27/12	101,000	100,973,740

				1,211,363,961

Asset-Backed Securities–Multi-Purpose–2.63%
CAFCO, LLC(b)	0.25%	09/25/12	62,000	61,989,667

Chariot Funding, LLC/Ltd.(b)	0.25%	09/04/12	100,000	99,997,917

CHARTA, LLC(b)	0.31%	09/17/12	100,000	99,986,222

Mont Blanc Capital Corp.(b)(c)	0.32%	09/10/12	100,000	99,992,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	11/01/12	$100,000	$99,949,166

Regency Markets No. 1, LLC(b)(c)	0.21%	09/18/12	50,000	49,995,042

				511,910,014

Asset-Backed Securities–Securities–0.61%
Scaldis Capital Ltd./LLC(b)(c)	0.38%	09/14/12	120,000	119,983,533

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding LLC(b)	0.23%	09/10/12	5,000	4,999,713

Market Street Funding LLC(b)	0.24%	09/07/12	50,000	49,998,000

Market Street Funding LLC(b)	0.25%	09/10/12	65,000	64,995,937

Market Street Funding LLC(b)	0.35%	11/01/12	45,000	44,973,313

				164,966,963

Consumer Finance–0.01%
American Honda Finance Corp.(c)	0.13%	09/11/12	1,500	1,499,946

Diversified Banks–10.74%
Bank of Montreal(c)	0.32%	12/03/12	130,000	129,892,701

BNP Paribas Finance Inc.(c)	0.13%	09/04/12	5,700	5,699,938

BNZ International Funding Ltd.(b)(c)	0.27%	09/07/12	40,000	39,998,200

BNZ International Funding Ltd.(b)(c)	0.24%	11/09/12	98,000	97,954,920

BNZ International Funding Ltd.(b)(c)	0.25%	12/06/12	150,000	149,900,000

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/05/12	13,000	12,999,639

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/07/12	12,500	12,499,479

DBS Bank Ltd.(b)(c)	0.26%	09/05/12	50,000	49,998,556

DBS Bank Ltd.(b)(c)	0.26%	12/04/12	98,300	98,233,265

DBS Bank Ltd.(b)(c)	0.27%	10/05/12	147,500	147,463,084

ING (US) Funding LLC(c)	0.37%	09/25/12	75,000	74,981,500

Mizuho Funding, LLC(b)(c)	0.35%	11/02/12	100,000	99,940,583

Mizuho Funding, LLC(b)(c)	0.36%	10/01/12	140,000	139,958,000

National Australia Funding Delaware Inc.(b)(c)	0.35%	11/05/12	150,000	149,906,563

Societe Generale North America, Inc.(c)	0.53%	10/19/12	125,000	124,911,667

Standard Chartered Bank(b)(c)	0.27%	09/04/12	150,000	149,996,625

Standard Chartered Bank(b)(c)	0.32%	10/02/12	100,000	99,972,444

Standard Chartered Bank(b)(c)	0.32%	10/09/12	100,000	99,966,222

Standard Chartered Bank(b)(c)	0.35%	10/15/12	55,000	54,976,472

Sumitomo Mitsui Banking Corp.(b)(c)	0.33%	11/01/12	70,000	69,960,858

Sumitomo Mitsui Banking Corp.(b)(c)	0.35%	10/09/12	50,000	49,981,792

Sumitomo Mitsui Banking Corp.(b)(c)	0.36%	09/06/12	100,000	99,995,070

Sumitomo Mitsui Banking Corp.(b)(c)	0.50%	10/12/12	127,000	126,927,681

UBS Finance (Delaware) Inc.(c)	0.11%	09/05/12	7,000	6,999,914

				2,093,115,173

Diversified Capital Markets–0.41%
Deutsche Bank Financial LLC(c)	0.31%	09/21/12	80,000	79,986,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Household Products–1.64%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	02/05/13	$50,000	$49,862,625

Reckitt Benckiser Treasury Services PLC(b)(c)	0.38%	11/06/12	50,000	49,965,167

Reckitt Benckiser Treasury Services PLC(b)(c)	0.45%	11/09/12	50,000	49,956,875

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	01/16/13	50,000	49,885,834

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	02/14/13	70,000	69,806,333

Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,830,222

				319,307,056

Regional Banks–12.81%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(c)	0.35%	10/03/12	95,000	94,970,444

Banque et Caisse d’Epargne de l’Etat(c)	0.37%	11/02/12	69,000	68,956,032

Banque et Caisse d’Epargne de l’Etat(c)	0.38%	10/16/12	100,000	99,952,500

Banque et Caisse d’Epargne de l’Etat(c)	0.43%	10/04/12	70,000	69,972,408

Commonwealth Bank of Australia(b)(c)	0.30%	11/07/12	95,000	94,946,958

Commonwealth Bank of Australia(b)(c)	0.40%	12/17/12	100,000	99,881,111

Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	100,000	99,857,778

HSBC Bank PLC(b)(c)	0.37%	02/01/13	100,000	99,842,750

HSBC USA Inc.(c)	0.31%	10/11/12	50,000	49,982,778

HSBC USA Inc.(c)	0.31%	10/18/12	200,000	199,919,056

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	10/09/12	65,000	64,975,300

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	11/02/12	96,000	95,940,480

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.37%	10/03/12	71,100	71,076,616

Nordea North America Inc.(c)	0.30%	10/04/12	180,000	179,951,325

Nordea North America Inc.(c)	0.30%	09/10/12	215,000	214,983,875

Nordea North America Inc.(c)	0.29%	09/10/12	5,000	4,999,637

Nordea North America Inc.(c)	0.30%	01/02/13	100,000	99,897,500

PNC Bank, N.A.	0.31%	01/03/13	130,000	129,861,189

PNC Bank, N.A.	0.35%	01/08/13	100,000	99,874,583

Svenska Handelsbanken, Inc.(b)(c)	0.27%	11/02/12	118,800	118,744,758

Svenska Handelsbanken, Inc.(b)(c)	0.30%	09/18/12	125,000	124,982,292

Westpac Banking Corp.(b)(c)	0.30%	11/05/12	150,000	149,918,750

Westpac Banking Corp.(b)(c)	0.32%	02/08/13	164,000	163,766,756

				2,497,254,876

Soft Drinks–1.23%
Coca-Cola Co.(b)	0.24%	11/01/12	90,000	89,963,400

Coca-Cola Co.(b)	0.21%	10/03/12	50,000	49,990,667

Coca-Cola Co.(b)	0.23%	12/06/12	50,000	49,969,333

Coca-Cola Co.(b)	0.23%	12/07/12	50,000	49,969,014

				239,892,414

Total Commercial Paper (Cost $8,493,713,460)				8,493,713,460

Certificates of Deposit–15.38%
Bank of Nova Scotia(c)(d)	0.32%	02/05/13	60,000	60,000,000

Bank of Nova Scotia(c)(d)	0.36%	01/04/13	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)
Bank of Nova Scotia(c)(d)	0.52%	09/11/13	$100,000	$100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.36%	10/02/12	75,000	75,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.41%	11/08/12	120,000	120,015,803

Barclays Bank PLC (United Kingdom)(c)(d)	0.35%	06/17/13	450,000	450,000,000

BNP Paribas (Cayman Islands)(c)	0.15%	09/04/12	400,000	400,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	09/06/12	175,000	175,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	11/08/12	250,000	250,000,000

Mizuho Corporate Bank, Ltd.(c)	0.36%	10/09/12	96,650	96,650,510

National Australia Bank Ltd. (United Kingdom)(c)	0.37%	09/14/12	100,000	100,000,000

Nationwide Building Society (United Kingdom)(c)	0.57%	11/13/12	175,000	174,798,132

Standard Chartered Bank (United Kingdom)(c)	0.43%	10/29/12	225,000	224,844,125

Svenska Handelsbanken AB (Cayman Islands)(c)	0.16%	09/04/12	446,480	446,479,642

Toronto-Dominion Bank(c)	0.32%	03/15/13	75,000	75,008,102

UBS AG(c)	0.28%	11/16/12	200,000	200,000,000

Total Certificates of Deposit (Cost $2,997,796,314)				2,997,796,314

Variable Rate Demand Notes–13.34%(e)
Credit Enhanced–13.34%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	06/01/29	920	920,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/35	10,950	10,950,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(f)	0.16%	05/15/37	32,750	32,750,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	07/01/34	22,690	22,690,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	10/01/33	7,705	7,705,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/14	4,550	4,550,000

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.19%	12/01/23	2,335	2,335,000

Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.17%	12/01/36	6,670	6,670,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.21%	12/01/28	1,300	1,300,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	12/15/34	3,355	3,355,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/29	4,700	4,700,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	02/01/31	8,515	8,515,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.18%	11/01/37	3,750	3,750,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	24,700	24,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	$1,850	$1,850,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/21	2,075	2,075,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.23%	07/01/38	1,035	1,035,000

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	09/01/33	26,525	26,525,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,685	2,685,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/32	2,620	2,620,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments);
Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.20%	01/01/37	21,100	21,100,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	12/01/39	5,000	5,000,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/37	35,585	35,585,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC);
Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/22	1,500	1,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/39	5,420	5,420,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	06/01/15	3,385	3,385,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	07/01/25	8,055	8,055,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/39	6,865	6,865,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	29,100	29,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.22%	06/01/43	$6,000	$6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/25	7,240	7,240,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/36	3,645	3,645,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.19%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	06/01/27	58,553	58,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.13%	07/01/24	12,260	12,260,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.18%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/37	3,900	3,900,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	03/01/30	39,800	39,800,000

Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.19%	04/01/36	11,000	11,000,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	13,385	13,385,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.16%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,953

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/33	12,740	12,740,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/21	16,300	16,300,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.20%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(f)	0.18%	01/01/18	11,505	11,505,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/27	10,000	10,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	11/01/25	4,800	4,800,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System);
Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/47	$1,695	$1,695,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/15/42	19,500	19,500,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/12	8,100	8,100,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.19%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.16%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(b)(f)	0.16%	10/01/17	2,200	2,200,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	01/01/16	6,405	6,405,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	09/01/24	1,100	1,100,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/28	1,200	1,200,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/35	5,060	5,060,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	06/01/29	3,100	3,100,000

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.28%	06/01/17	1,129	1,129,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	01/01/26	8,200	8,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	02/15/33	$10,950	$10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	08/15/25	7,237	7,237,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	10/01/33	750	750,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.18%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.22%	05/01/42	2,570	2,570,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	08/01/21	13,790	13,790,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	48,880	48,880,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.23%	01/01/35	3,320	3,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/37	5,700	5,700,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.21%	12/01/34	1,400	1,400,000

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.17%	03/01/31	3,200	3,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(f)	0.23%	09/01/39	720	720,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	05/01/33	7,000	7,000,000

King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.20%	09/01/21	2,500	2,500,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	11/01/24	13,060	13,060,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/28	4,615	4,615,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/14	5,015	5,015,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	4,125	4,125,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.16%	04/15/30	8,235	8,235,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	01/01/32	$6,625	$6,625,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	1,995	1,995,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.18%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/38	4,600	4,600,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.12%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	07/01/38	8,390	8,390,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.25%	03/01/39	6,445	6,445,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/26	6,065	6,065,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	18,150	18,150,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/38	15,482	15,482,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	11/15/39	19,400	19,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.17%	09/01/40	6,045	6,045,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	01/01/25	2,640	2,640,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	10/01/33	400	400,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.23%	08/01/38	2,995	2,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(f)	0.18%	05/01/41	$3,500	$3,500,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/36	42,500	42,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.15%	05/01/39	6,675	6,675,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.17%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(f)	0.20%	07/01/38	21,836	21,836,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	06/01/25	8,955	8,955,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/36	7,575	7,574,644

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,800

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/33	3,965	3,965,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/38	3,650	3,650,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/15/32	48,000	48,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(c)(f)	0.16%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	04/01/32	14,500	14,500,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/27	2,865	2,865,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,160	2,160,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/17	6,820	6,820,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/15/28	900	900,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	09/01/34	27,820	27,820,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	8,635	8,635,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	12/01/27	1,790	1,790,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/31	27,285	27,285,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.19%	09/01/36	$3,770	$3,770,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	9,000	9,000,000

Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris, N.A.)(f)	0.14%	07/01/40	18,500	18,500,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.20%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.23%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.17%	05/01/20	2,450	2,450,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/29	4,300	4,300,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.15%	01/01/34	7,400	7,400,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/24	4,000	4,000,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/26	7,560	7,560,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	09/01/32	4,575	4,575,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	15,340	15,340,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.26%	07/01/40	2,480	2,480,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/01/25	5,300	5,300,000

San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/26	4,385	4,385,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	1,880	1,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/24	$4,670	$4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.14%	06/01/25	2,800	2,800,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	7,565	7,564,953

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	11/01/32	33,715	33,715,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/01/28	4,802	4,802,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.27%	10/01/21	6,745	6,745,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	9,170	9,170,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	1,070	1,070,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/50	3,500	3,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.17%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/33	17,855	17,855,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.21%	07/01/26	36,460	36,460,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.16%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	09/01/38	15,700	15,700,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/38	32,500	32,500,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/30	9,700	9,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.14%	07/01/39	$7,300	$7,300,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	10/01/30	16,240	16,240,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.17%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.20%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.17%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.16%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.16%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	3,875	3,875,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/43	25,000	25,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	01/01/30	13,775	13,775,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/38	4,045	4,045,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/34	44,100	44,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	06/01/37	3,600	3,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/35	9,800	9,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/39	9,190	9,190,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/25	1,740	1,740,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/36	10,700	10,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	01/15/36	$32,355	$32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/33	26,000	26,000,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/01/30	5,700	5,700,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	05/01/30	500	500,000

Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.24%	05/01/33	800	800,000

Total Variable Rate Demand Notes (Cost $2,598,773,350)				2,598,773,350

Other Bonds & Notes–6.81%
American Honda Finance Corp., Sr. Unsec. Notes(b)(c)(d)	0.72%	12/19/12	150,000	150,000,000

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.80%	01/08/13	65,000	65,465,292

JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.53%	06/07/13	200,000	200,000,000

Kimberly-Clark Corp., Sr. Unsec. Notes(b)	4.03%	12/19/12	110,000	111,186,204

Rabobank Nederland, Sr. Unsec. Notes(b)(c)(d)	0.58%	12/14/12	50,000	50,000,000

Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.56%	09/01/13	200,000	200,000,000

Svenska Handelsbanken AB, Unsec. Notes(b)(c)(d)	0.55%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Sr. Unsec. Medium-Term Notes(c)(d)	0.87%	01/15/13	100,000	100,000,000

Unsec. Medium-Term Notes(c)(d)	0.66%	01/11/13	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.54%	09/06/13	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,326,651,496)				1,326,651,496

U.S. Treasury Securities–2.57%
U.S. Treasury Bills–2.57%
U.S. Treasury Bills(a) (Cost $499,758,889)	0.14%	01/03/13	500,000	499,758,889

TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.68% (Cost $15,916,693,509)				15,916,693,509

			Repurchase
			Amount
Repurchase Agreements–18.30%(g)
Bank of Montreal, Term agreement dated 08/20/12, maturing value of $500,070,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,694,302; 2.50%-7.00%, 07/01/20-06/20/42)(h)	0.17%	09/19/12	500,070,833	500,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-6.00%, 06/20/38-05/20/62)	0.20%	09/04/12	250,005,556	250,000,000

BNP Paribas Securities Corp., Joint term agreement dated 06/18/12, aggregate maturing value $300,208,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,001; 1.75%-6.16%, 08/01/20-07/01/42)(h)	0.24%	10/01/12	225,156,000	225,000,000

Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities valued at $525,000,497; 0%-7.85%, 09/25/17-12/11/49)(c)(d)(i)	0.40%	—	—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	29,207,669	29,207,052

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	95,072,238	95,070,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $600,013,333 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,700; 3.50%-6.00%, 07/01/13-07/01/42)	0.20%	09/04/12	$600,013,333	$600,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.54%-6.00%, 02/01/23-08/01/42)	0.20%	09/04/12	250,005,556	250,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	500,010,556	500,000,000

Societe Generale, Joint term agreement dated 08/28/12, aggregate maturing value of $450,014,875 (collateralized by U.S. Government sponsored agency obligations valued at $459,000,978; 0%-7.13%, 09/24/12-12/01/47)(h)	0.17%	09/04/12	225,007,438	225,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	132,536,222	132,533,277

Wells Fargo Securities, LLC, Joint term agreement dated 07/23/12, aggregate maturing value of $400,455,000 (collateralized by Corporate obligations valued at $420,000,000; 0%-10.50%, 09/01/12-06/19/99)	0.45%	10/22/12	265,301,438	265,000,000

Total Repurchase Agreements (Cost $3,566,810,454)				3,566,810,454

TOTAL INVESTMENTS(j)(k)–99.98% (Cost $19,483,503,963)				19,483,503,963

OTHER ASSETS LESS LIABILITIES–0.02%				4,539,256

NET ASSETS–100.00%				$19,488,043,219

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $7,606,551,331, which represented 39.03% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.7%; Japan: 10.7%; Sweden: 6.9%; Australia 6.7%; other countries less than 5% each: 22.6%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.20%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.84%
Atlantis One Funding Corp.(b)(c)	0.20%	10/05/12	$65,000	$64,987,722

Atlantis One Funding Corp.(b)(c)	0.22%	09/10/12	84,800	84,795,336

				149,783,058

Asset-Backed Securities–Consumer Receivables–5.91%
Bryant Park Funding LLC(b)	0.18%	09/25/12	70,000	69,991,600

Old Line Funding, LLC(b)	0.18%	10/02/12	62,993	62,983,236

Thunder Bay Funding, LLC(b)	0.18%	09/18/12	50,000	49,995,750

				182,970,586

Asset-Backed Securities–Fully Supported Bank–14.18%
Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	09/19/12	35,000	34,995,975

Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	10/03/12	27,000	26,994,480

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	55,000	54,993,125

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/15/12	11,200	11,197,536

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.19%	09/24/12	70,000	69,991,503

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.21%	09/06/12	21,000	20,999,387

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.25%	10/16/12	70,000	69,978,125

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/02/12	100,240	100,218,421

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/15/12	49,500	49,484,875

				438,853,427

Asset-Backed Securities–Multi-Purpose–11.64%
CHARTA, LLC(b)	0.30%	09/17/12	50,000	49,993,333

Mont Blanc Capital Corp.(b)(c)	0.32%	10/01/12	62,000	61,983,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/16/12	143,664	143,622,697

Regency Markets No. 1, LLC(b)(c)	0.22%	09/14/12	104,750	104,741,678

				360,341,175

Asset-Backed Securities–Securities–5.08%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	09/14/12	96,000	95,992,027

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.24%	09/06/12	40,000	39,998,667

Scaldis Capital Ltd./LLC(b)(c)	0.36%	09/27/12	21,202	21,196,487

				157,187,181

Diversified Banks–9.46%
ING (US) Funding LLC(c)	0.25%	10/16/12	145,000	144,955,594

Mizuho Funding, LLC(b)(c)	0.24%	10/05/12	55,000	54,987,533

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	09/12/12	23,000	22,998,594

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	10/23/12	15,000	14,995,667

Sumitomo Mitsui Banking Corp.(b)(c)	0.22%	09/17/12	55,000	54,994,622

				292,932,010

Diversified Capital Markets–1.62%

Deutsche Bank Financial LLC(c)	0.31%	09/10/12	50,000	49,996,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Commercial Paper–2.05%
Missouri (State of) Development Finance Board; Series 2005 A, Commercial Paper (LOC–US Bank, N.A.)(d)	0.17%	09/25/12	$36,906	$36,905,661

Missouri (State of) Development Finance Board (Missouri Association of Muni Utilities Lease Financing); Series 2006A, Commercial Paper Lease RN (LOC–U.S. Bank N.A.)(d)	0.17%	09/25/12	26,602	26,601,756

				63,507,417

Regional Banks–2.42%
HSBC USA Inc.(c)	0.25%	09/11/12	75,000	74,994,792

Total Commercial Paper (Cost $1,770,565,771)				1,770,565,771

Variable Rate Demand Notes–12.23%(e)
Credit Enhanced–12.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	06/01/29	2,600	2,600,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(d)	0.16%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.17%	10/01/25	4,055	4,055,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	12/01/28	2,900	2,900,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/40	2,740	2,740,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	06/01/37	25,800	25,800,000

Cleveland (City of), Ohio & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.14%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.16%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(d)	0.18%	01/01/18	5,460	5,460,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.18%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/16	6,590	6,590,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/01/28	12,175	12,175,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	08/15/25	2,430	2,430,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(c)(d)	0.12%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.16%	10/01/38	6,585	6,585,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/30	$2,000	$2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/38	11,375	11,375,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/35	5,590	5,590,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(d)	0.15%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.20%	07/01/38	13,228	13,228,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/18	2,100	2,100,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(d)	0.15%	04/01/32	5,600	5,600,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.16%	04/01/32	2,525	2,525,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/23	6,200	6,200,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	1,600	1,600,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.18%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/25	3,100	3,100,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.22%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	08/01/35	5,225	5,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/30	11,100	11,100,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/35	5,680	5,680,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $378,668,000)				378,668,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–3.13%
Mizuho Corporate Bank, Ltd.(c)	0.24%	10/12/12	$50,000	$50,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.23%	10/19/12	47,000	47,000,000

Total Certificates of Deposit (Cost $97,000,000)				97,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–72.56% (Cost $2,246,233,771)				2,246,233,771

			Repurchase
			Amount
Repurchase Agreements–27.43%(f)
Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	250,005,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $150,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,001; 2.74%-4.00%, 11/01/40-01/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,778 (collateralized by Corporate obligations valued at $105,004,048; 4.85%-9.75%, 09/15/12-12/29/49)(c)	0.25%	09/04/12	93,502,597	93,500,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	5,558,079	5,557,955

RBC Capital Markets Corp., Joint term agreement dated 08/28/12, aggregate maturing value $200,008,944 (collateralized by Corporate obligations valued at $210,000,001; 0%-6.13%, 06/01/15-06/15/44)(g)	0.23%	09/04/12	100,004,472	100,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)(c)	0.19%	09/04/12	100,002,111	100,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Total Repurchase Agreements (Cost $849,057,955)				849,057,955

TOTAL INVESTMENTS(h)(i)–99.99% (Cost $3,095,291,726)				3,095,291,726

OTHER ASSETS LESS LIABILITIES–0.01%				240,336

NET ASSETS–100.00%				$3,095,532,062

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $1,403,172,582, which represented 45.33% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.5%; Netherlands: 16.2%; United Kingdom: 11.5%; Canada: 8.3% and other countries less than 5% each: 7.3%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Mizuho Corporate Bank Ltd.	8.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–48.39%
U.S. Treasury Bills–41.25%(a)
U.S. Treasury Bills	0.14%	09/06/12	$295,000	$294,994,387

U.S. Treasury Bills	0.15%	09/13/12	100,000	99,995,000

U.S. Treasury Bills	0.10%	10/04/12	440,000	439,959,208

U.S. Treasury Bills	0.11%	10/04/12	250,000	249,974,219

U.S. Treasury Bills	0.14%	10/04/12	100,000	99,986,892

U.S. Treasury Bills	0.09%	10/11/12	125,000	124,987,500

U.S. Treasury Bills	0.14%	10/11/12	150,000	149,976,250

U.S. Treasury Bills	0.15%	10/11/12	150,000	149,975,833

U.S. Treasury Bills	0.10%	10/18/12	365,110	365,064,716

U.S. Treasury Bills	0.13%	10/18/12	20,000	19,996,606

U.S. Treasury Bills	0.10%	10/25/12	290,000	289,958,300

U.S. Treasury Bills	0.13%	10/25/12	150,000	149,971,312

U.S. Treasury Bills	0.11%	11/01/12	240,000	239,956,893

U.S. Treasury Bills	0.13%	11/01/12	150,000	149,966,196

U.S. Treasury Bills	0.11%	11/08/12	200,000	199,959,578

U.S. Treasury Bills	0.14%	11/08/12	250,000	249,933,511

U.S. Treasury Bills	0.14%	11/15/12	150,000	149,955,469

U.S. Treasury Bills	0.10%	11/23/12	350,000	349,917,691

U.S. Treasury Bills	0.11%	11/29/12	300,000	299,919,158

U.S. Treasury Bills	0.13%	12/06/12	250,000	249,911,667

U.S. Treasury Bills	0.14%	12/06/12	200,000	199,925,333

U.S. Treasury Bills	0.14%	01/03/13	300,000	299,852,750

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,961,792

U.S. Treasury Bills	0.14%	01/10/13	200,000	199,901,750

U.S. Treasury Bills	0.15%	01/10/13	290,000	289,846,985

U.S. Treasury Bills	0.14%	01/17/13	250,000	249,870,625

U.S. Treasury Bills	0.14%	01/24/13	250,000	249,864,062

U.S. Treasury Bills	0.14%	01/31/13	250,000	249,855,389

U.S. Treasury Bills	0.14%	02/21/13	100,000	99,931,521

				6,263,370,593

U.S. Treasury Notes–7.14%
U.S. Treasury Notes	1.38%	10/15/12	350,000	350,533,029

U.S. Treasury Notes	4.00%	11/15/12	100,000	100,788,472

U.S. Treasury Notes	0.50%	11/30/12	280,000	280,231,490

U.S. Treasury Notes	0.63%	01/31/13	250,000	250,497,240

U.S. Treasury Notes	3.88%	02/15/13	100,000	101,680,386

				1,083,730,617

Total U.S. Treasury Securities (Cost $7,347,101,210)				7,347,101,210

TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.39% (Cost $7,347,101,210)				7,347,101,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–51.60%(b)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	$400,008,000	$400,000,000

Bank of Montreal, Term agreement dated 08/14/12, maturing value $350,090,417 (collateralized by U.S. Treasury obligations valued at $357,000,049; 0.38%-3.63%, 07/31/13-02/15/22)(c)	0.15%	10/15/12	350,090,417	350,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	230,004,856	230,000,000

Barclays Capital Inc., Term agreement dated 07/26/12, maturing value of $300,105,000 (collateralized by U.S. Treasury obligations valued at $306,000,165; 0.50%-2.25%, 11/30/13-11/30/17)(c)	0.14%	10/24/12	300,105,000	300,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $230,004,600 (collateralized by U.S. Treasury obligations valued at $234,600,032; 0.75%-2.25%, 01/31/15-06/30/17)	0.18%	09/04/12	230,004,600	230,000,000

BNP Paribas Securities Corp., Term agreement dated 07/30/12, maturing value $500,202,222 (collateralized by U.S. Treasury obligations valued at $510,000,053; 0.13%-3.63%, 07/15/13-04/15/28)(c)	0.16%	10/29/12	500,202,222	500,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,060; 1.13%-2.38%, 07/15/19-01/15/25)(c)	0.17%	11/15/12	500,212,500	500,000,000

CIBC World Markets Corp., Agreement dated 08/31/12, maturing value of $100,002,000 (collateralized by U.S. Treasury obligations valued at $102,000,192; 0.75%-5.25%, 12/15/13-08/15/42)	0.18%	09/04/12	100,002,000	100,000,000

Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0%-1.63%, 12/20/12-08/15/22)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,002,947; 0%, 02/15/18-05/15/37)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 08/13/12, aggregate maturing value of $250,066,667 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0%-4.38%, 07/15/14-05/15/40)	0.16%	10/12/12	200,053,333	200,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	319,939,450	319,932,696

Deutsche Bank Securities Inc., Term agreement dated 06/11/12, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0%-9.13%, 09/13/12-08/15/39)(c)	0.15%	09/10/12	500,189,583	500,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $500,009,444 (collateralized by U.S. Treasury obligations valued at $510,000,058; 0.13%-2.38%, 04/15/14-02/15/41)	0.17%	09/04/12	500,009,444	500,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(c)	0.14%	09/05/12	500,013,611	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/12, maturing value $474,136,694 (collateralized by U.S. Treasury obligations valued at $483,609,842; 0.88%-2.50%, 03/31/15-12/31/16)	0.18%	09/04/12	474,136,694	474,127,211

Morgan Stanley, Agreement dated 08/31/12, maturing value $200,004,000 (collateralized by U.S. Treasury obligations valued at $204,000,068; 0.13%, 04/15/17)	0.18%	09/04/12	200,004,000	200,000,000

RBC Capital Markets Corp., Term agreement dated 07/23/12 maturing value $750,189,583 (collateralized by U.S. Treasury obligations valued at $765,000,058; 0%-11.25%, 09/15/12-02/15/42)(c)	0.10%	10/22/12	750,189,583	750,000,000

RBS Securities Inc., Agreement dated 08/31/12 maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,006,939; 0.75%-3.88%, 01/15/25-02/15/42)	0.18%	09/04/12	500,010,000	500,000,000

Societe Generale, Term agreement dated 08/28/12, maturing value of $250,007,292 (collateralized by U.S. Treasury obligations valued at $255,000,069; 1.25%-2.25%, 04/15/14-01/15/26)(c)	0.15%	09/04/12	250,007,292	250,000,000

Societe Generale, Agreement dated 08/31/12, maturing value of $280,005,600 (collateralized by U.S. Treasury obligations valued at $285,600,006; 2.00%, 02/15/22)	0.18%	09/04/12	280,005,600	280,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/12, maturing value $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0%-4.25%, 09/30/12-01/15/29)	0.18%	09/04/12	250,005,000	250,000,000

Total Repurchase Agreements (Cost $7,834,059,907)				7,834,059,907

TOTAL INVESTMENTS(d)–99.99% (Cost $15,181,161,117)				15,181,161,117

OTHER ASSETS LESS LIABILITIES–0.01%				2,075,143

NET ASSETS–100.00%				$15,183,236,260

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–61.77%
Federal Farm Credit Bank (FFCB)–7.79%
Bonds(a)	0.15%	02/14/13	$50,000	$49,993,062

Bonds(a)	0.20%	04/02/13	50,000	50,000,000

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.17%	10/19/12	65,000	65,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,987,338

Bonds(a)	0.18%	03/08/13	50,000	49,994,775

Bonds(a)	0.30%	05/03/13	20,000	20,012,227

Disc. Notes(b)	0.11%	09/14/12	25,000	24,999,007

Unsec. Bonds(a)	0.20%	07/02/13	29,000	28,997,541

				448,983,950

Federal Home Loan Bank (FHLB)–24.49%
Unsec. Bonds(a)	0.24%	09/17/12	80,000	79,999,292

Unsec. Bonds	0.17%	01/10/13	50,000	49,994,660

Unsec. Bonds(a)	0.21%	01/23/13	50,000	50,000,000

Unsec. Bonds	0.17%	02/08/13	53,250	53,245,469

Unsec. Bonds(a)	0.21%	04/09/13	60,000	60,000,000

Unsec. Bonds	0.25%	07/17/13	50,000	49,998,558

Unsec. Disc. Notes(b)	0.12%	10/02/12	65,000	64,993,283

Unsec. Disc. Notes(b)	0.16%	10/03/12	50,000	49,992,889

Unsec. Disc. Notes(b)	0.12%	10/05/12	75,000	74,991,500

Unsec. Disc. Notes(b)	0.16%	10/10/12	65,000	64,988,733

Unsec. Disc. Notes(b)	0.14%	10/12/12	50,000	49,992,028

Unsec. Disc. Notes(b)	0.12%	10/17/12	60,000	59,990,800

Unsec. Disc. Notes(b)	0.13%	10/17/12	48,020	48,012,146

Unsec. Disc. Notes(b)	0.13%	10/24/12	65,000	64,987,272

Unsec. Disc. Notes(b)	0.16%	10/24/12	50,000	49,988,590

Unsec. Disc. Notes(b)	0.13%	10/26/12	75,000	74,984,875

Unsec. Disc. Notes(b)	0.13%	10/31/12	75,000	74,984,375

Unsec. Disc. Notes(b)	0.13%	11/09/12	56,750	56,736,403

Unsec. Disc. Notes(b)	0.13%	11/14/12	50,000	49,986,639

Unsec. Disc. Notes(b)	0.16%	01/16/13	56,296	56,261,722

Unsec. Disc. Notes(b)	0.16%	01/25/13	52,000	51,966,257

Unsec. Global Bonds	0.16%	10/19/12	45,000	44,998,644

Unsec. Global Bonds	0.19%	10/26/12	50,000	50,003,233

Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,992,811

				1,411,090,179

Federal Home Loan Mortgage Corp. (FHLMC)–16.48%
Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,995,417

Unsec. Disc. Notes(b)	0.13%	10/01/12	50,000	49,994,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.10%	10/02/12	$50,000	$49,995,694

Unsec. Disc. Notes(b)	0.11%	10/03/12	90,000	89,991,200

Unsec. Disc. Notes(b)	0.11%	10/04/12	50,000	49,994,958

Unsec. Disc. Notes(b)	0.12%	10/09/12	60,000	59,992,400

Unsec. Disc. Notes(b)	0.13%	10/09/12	55,715	55,707,357

Unsec. Disc. Notes(b)	0.16%	10/09/12	50,000	49,991,556

Unsec. Disc. Notes(b)	0.18%	10/09/12	50,000	49,990,766

Unsec. Disc. Notes(b)	0.13%	10/22/12	48,800	48,791,013

Unsec. Disc. Notes(b)	0.13%	11/05/12	65,000	64,984,743

Unsec. Disc. Notes(b)	0.13%	11/13/12	65,000	64,982,865

Unsec. Disc. Notes(b)	0.15%	11/13/12	50,000	49,984,792

Unsec. Disc. Notes(b)	0.16%	11/19/12	50,000	49,982,883

Unsec. Disc. Notes(b)	0.15%	11/26/12	50,000	49,981,725

Unsec. Disc. Notes(b)	0.16%	02/11/13	50,000	49,963,777

Unsec. Global Notes	0.52%	11/26/12	65,000	65,050,513

				949,376,242

Federal National Mortgage Association (FNMA)–12.14%
Unsec. Disc. Notes(b)	0.14%	10/03/12	50,000	49,993,778

Unsec. Disc. Notes(b)	0.12%	10/10/12	75,000	74,990,250

Unsec. Disc. Notes(b)	0.10%	10/15/12	65,000	64,992,055

Unsec. Disc. Notes(b)	0.12%	10/15/12	75,000	74,989,000

Unsec. Disc. Notes(b)	0.15%	10/31/12	25,000	24,993,750

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,990,680

Unsec. Disc. Notes(b)	0.13%	11/07/12	49,800	49,788,415

Unsec. Disc. Notes(a)	0.15%	11/21/12	50,000	49,983,125

Unsec. Disc. Notes(b)	0.14%	11/28/12	50,000	49,982,889

Unsec. Disc. Notes(b)	0.14%	01/14/13	50,000	49,973,750

Unsec. Disc. Notes(b)	0.16%	01/16/13	60,000	59,964,608

Unsec. Disc. Notes(b)	0.16%	01/23/13	50,000	49,968,000

Unsec. Disc. Notes(b)	0.16%	02/13/13	50,000	49,963,333

				699,573,633

Overseas Private Investment Corp. (OPIC)–0.87%
Gtd. VRD COP Bonds(c)	0.19%	07/09/26	50,000	50,000,000

Total U.S. Government Sponsored Agency Securities (Cost $3,559,024,004)				3,559,024,004

U.S. Treasury Notes–1.13%
U.S. Treasury Notes (Cost $65,097,848)	1.38%	10/15/12	65,000	65,097,848

TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.90% (Cost $3,624,121,852)				3,624,121,852

			Repurchase
			Amount
Repurchase Agreements–37.10%(d)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	100,002,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)
Bank of Montreal, Term agreement dated 08/16/12, maturing value of $300,075,000 (collateralized by U.S. Treasury obligations valued at $306,000,044; 0.38%-3.63%, 07/31/13-02/15/22)(e)	0.15%	10/15/12	$300,075,000	$300,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $250,005,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,053; 0.45%-1.38%, 02/25/14-08/14/17)	0.19%	09/04/12	170,003,589	170,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $250,112,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,018; 0.35%-6.47%, 09/25/12-06/05/36)(e)	0.18%	11/15/12	250,112,500	250,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,111 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,853; 0%-8.88%, 07/15/13-04/15/30)	0.19%	09/04/12	14,000,296	14,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	44,885,881	44,884,933

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	70,001,556	70,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 06/11/12, aggregate maturing value $350,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,829; 0%-8.20%, 09/04/12-09/15/60)(e)	0.16%	09/10/12	275,110,000	275,000,000

Goldman, Sachs & Co., Agreement dated 08/31/12, maturing value $300,006,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,423; 0%-5.50%, 01/09/14-02/27/32)	0.19%	09/04/12	300,006,333	300,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(e)	0.14%	09/05/12	300,008,167	300,000,000

RBS Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $400,008,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,006,388; 0%-9.38%, 10/15/12-04/15/30)	0.19%	09/04/12	314,006,629	314,000,000

Total Repurchase Agreements (Cost $2,137,884,933)				2,137,884,933

TOTAL INVESTMENTS(f)–100.00% (Cost $5,762,006,785)				5,762,006,785

OTHER ASSETS LESS LIABILITIES–(0.00)%				(146,353)

NET ASSETS–100.00%				$5,761,860,432

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments
August 31, 2012

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–71.25%
Federal Farm Credit Bank (FFCB)–19.25%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.17%	10/19/12	15,000	15,000,000

Bonds(a)	0.31%	10/22/12	15,000	15,002,966

Bonds(a)	0.18%	03/08/13	10,000	9,998,955

Bonds(a)	0.30%	04/11/13	15,000	15,009,215

Bonds(a)	0.18%	06/04/13	14,400	14,398,342

Disc. Notes(b)	0.08%	09/04/12	5,000	4,999,967

Disc. Notes(b)	0.11%	09/27/12	11,000	10,999,126

Disc. Notes(b)	0.11%	10/18/12	5,000	4,999,282

				100,407,853

Federal Home Loan Bank (FHLB)–52.00%
Unsec. Bonds(a)	0.24%	09/17/12	5,000	4,999,956

Unsec. Bonds(a)	0.19%	10/25/12	15,000	15,001,156

Unsec. Bonds(a)	0.21%	01/23/13	10,000	10,000,000

Unsec. Bonds(a)	0.21%	04/09/13	15,000	15,000,000

Unsec. Disc. Notes(b)	0.00%	09/04/12	71,185	71,184,659

Unsec. Disc. Notes(b)	0.11%	09/14/12	15,000	14,999,431

Unsec. Disc. Notes(b)	0.13%	09/17/12	10,000	9,999,422

Unsec. Disc. Notes(b)	0.12%	09/26/12	15,000	14,998,750

Unsec. Disc. Notes(b)	0.12%	10/02/12	10,000	9,998,967

Unsec. Disc. Notes(b)	0.16%	10/03/12	15,000	14,997,867

Unsec. Disc. Notes(b)	0.10%	10/04/12	10,000	9,999,083

Unsec. Disc. Notes(b)	0.10%	10/05/12	15,000	14,998,584

Unsec. Disc. Notes(b)	0.13%	10/10/12	10,000	9,998,592

Unsec. Disc. Notes(b)	0.16%	10/10/12	15,000	14,997,400

Unsec. Disc. Notes(b)	0.12%	10/12/12	10,000	9,998,633

Unsec. Disc. Notes(b)	0.14%	10/17/12	10,000	9,998,211

Unsec. Disc. Notes(b)	0.13%	10/24/12	10,000	9,998,057

Unsec. Disc. Notes(b)	0.13%	10/26/12	10,000	9,997,983

				271,166,751

Total U.S. Government Sponsored Agency Securities (Cost $371,574,604)				371,574,604

U.S. Treasury Securities–28.75%(b)
U.S. Treasury Bills	0.09%	09/13/12	20,000	19,999,400

U.S. Treasury Bills	0.13%	09/17/12	25,000	24,998,544

U.S. Treasury Bills	0.10%	10/04/12	15,000	14,998,625

U.S. Treasury Bills	0.10%	10/25/12	15,000	14,997,716

U.S. Treasury Bills	0.13%	11/08/12	15,000	14,996,288

U.S. Treasury Bills	0.12%	01/03/13	15,000	14,993,929

U.S. Treasury Bills	0.12%	01/10/13	15,000	14,993,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)
U.S. Treasury Bills	0.13%	01/17/13	$15,000	$14,992,353

U.S. Treasury Bills	0.12%	01/24/13	15,000	14,992,992

Total U.S. Treasury Securities (Cost $149,963,270)				149,963,270

TOTAL INVESTMENTS(c)–100.00% (Cost $521,537,874)				521,537,874

OTHER ASSETS LESS LIABILITIES–0.00%				20,042

NET ASSETS–100.00%				$521,557,916

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.64%
Alabama–1.61%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$2,112	$2,112,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.14%	04/01/28	10,000	10,000,000

				12,112,000

Arizona–2.78%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.21%	08/01/15	7,445	7,445,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/37	13,425	13,425,000

				20,870,000

Colorado–5.23%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	07/01/34	2,025	2,025,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-family RB (CEP–FNMA)(a)	0.17%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	07/01/21	4,370	4,370,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.19%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	1.04%	12/01/30	9,250	9,250,000

				39,335,000

Delaware–1.30%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/36	9,800	9,800,000

District of Columbia–3.41%
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	01/01/29	5,600	5,600,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	06/01/27	20,000	20,000,000

				25,600,000

Florida–6.62%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.18%	11/15/35	10,990	10,990,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.18%	04/01/17	2,275	2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	$2,400	$2,399,575

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/20	2,525	2,525,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.17%	07/01/32	13,000	13,000,000

St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	06/01/33	10,500	10,500,000

				49,744,575

Georgia–6.18%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	7,890	7,890,000

Georgia (State of); Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	4,630	4,659,570

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	06/15/25	4,100	4,100,000

Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/13	1,000	1,019,920

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	07/01/24	2,700	2,700,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	01/01/36	10,000	10,000,000

Richmond (County of) Board of Education; Series 2007, Sales Unlimited Tax GO Bonds (CEP–Georgia State Aid Intercept Program)	5.00%	10/01/12	2,440	2,449,578

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.17%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.14%	06/01/25	500	500,000

				46,424,068

Idaho–0.81%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,088,554

Illinois–6.49%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.20%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	06/01/36	6,940	6,940,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/30	14,845	14,845,000

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,013,468

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.18%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	3,850	3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.55%	11/01/24	$1,120	$1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.17%	10/01/33	4,850	4,850,000

				48,778,468

Indiana–6.60%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	04/01/36	7,150	7,150,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.27%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/32	9,260	9,260,000

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.15%	06/01/40	3,000	3,000,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	02/01/25	1,835	1,835,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/38	14,000	14,000,000

Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,558,269

				49,603,269

Iowa–0.55%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.15%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/16/13	1,800	1,820,836

				4,150,836

Kansas–0.47%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.17%	03/01/31	3,500	3,500,000

Maryland–2.07%
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,128,010

Maryland (State of) Department of Transportation; Second Series 2008, Consolidated Transportation RB	4.00%	09/01/12	2,375	2,375,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	4,970	4,970,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,075	2,075,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	4,990	4,990,000

				15,538,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–0.67%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	04/01/28	$5,050	$5,050,000

Michigan–1.98%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/38	10,000	10,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.18%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	09/01/25	1,380	1,380,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	05/01/31	600	600,000

Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,280,739

				14,875,739

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.20%	04/01/37	5,835	5,835,000

Mississippi–0.83%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.19%	12/01/30	1,000	1,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.17%	05/01/35	5,220	5,220,000

				6,220,000

Missouri–3.89%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.42%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)(a)	0.15%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.17%	11/01/21	1,805	1,805,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.20%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.20%	12/01/15	3,950	3,950,000

				29,265,000

Nevada–0.93%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	12/01/39	7,000	7,000,000

New Hampshire–2.91%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	09/01/37	980	980,000

				21,855,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.50%
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	$3,690	$3,778,230

New York–1.52%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/01/32	7,925	7,925,000

Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.15%	11/01/31	3,500	3,500,000

				11,425,000

North Carolina–3.05%
New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,008,044

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	1,405	1,405,000

North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,047,821

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/28	4,635	4,635,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.15%	12/01/36	9,700	9,700,000

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,071,521

Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,028,215

				22,895,601

Ohio–3.53%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	06/01/35	8,045	8,045,000

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/21	10,000	10,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,505	8,505,000

				26,550,000

Pennsylvania–6.55%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.18%	07/15/21	8,500	8,500,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	09/01/18	2,305	2,305,000

Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD Health System RB(a)	0.16%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	09/01/28	7,625	7,625,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.20%	07/01/38	16,303	16,303,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	04/01/20	1,800	1,800,000

				49,213,000

South Carolina–0.43%
Spartanburg County School District No. 7; Series 2012, Unlimited Tax GO Bonds (CEP–South Carolina School District Credit Enhancement Program)	4.00%	09/01/12	3,225	3,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–2.32%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	$1,375	$1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	10,000	10,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/33	4,750	4,750,000

Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,315,537

				17,440,537

Texas–13.39%
Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,164,464

Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.21%	10/15/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.19%	10/18/12	3,500	3,500,000

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	01/01/41	19,000	19,000,000

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	3,400	3,420,196

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,133,310

Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/13	2,130	2,157,176

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,351,648

Series 2012, Limited Tax Notes	1.50%	02/01/13	2,705	2,719,644

Series 2012, Ref. General Improvement Limited Tax GO Bonds	2.00%	02/01/13	2,210	2,226,608

Tarrant Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	01/01/13	3,500	3,555,780

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	9,000	9,203,539

				100,622,365

Utah–0.75%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.27%	06/01/21	2,500	2,500,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.22%	04/01/42	3,125	3,125,000

				5,625,000

Virginia–2.51%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,017,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	$990	$990,000

Virginia (State of) College Building Authority (Washington & Lee University); Series 2006, Educational Facilities RB	5.00%	01/01/13	1,065	1,082,025

				18,844,669

Washington–1.38%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	500	500,000

Shoreline School District No. 412; Series 2010, Unlimited Tax GO Bonds (CEP–Washington State School District Guaranty Program)	2.00%	12/01/12	2,500	2,511,345

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	10/01/30	3,000	3,000,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,450	1,450,000

Washington (State of); Series 2010 C, Ref. Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	01/01/13	2,850	2,895,545

				10,356,890

West Virginia–0.91%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–5.96%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.17%	10/01/42	5,260	5,260,000

Madison Area Technical College District; Serioes 2011-12 C, Unlimited GO Promissory Notes	1.50%	09/01/12	3,610	3,610,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	06/01/37	4,890	4,890,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.60%	07/01/14	730	730,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/32	9,000	9,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.27%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	05/01/30	19,300	19,300,000

				44,790,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	11/01/24	5,460	5,460,000

TOTAL INVESTMENTS(f)(g)–99.64% (Cost $748,671,811)				748,671,811

OTHER ASSETS LESS LIABILITIES–0.36%				2,737,806

NET ASSETS–100.00%				$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $37,150,000, which represented 4.94% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	22.6%

PNC Bank, N.A.	9.7

Federal Home Loan Mortgage Corp.	8.5

US Bank, N.A.	8.2

Federal National Mortgage Association	7.8

Wells Fargo Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$15,916,693,509	$2,246,233,771	$7,347,101,210	$3,624,121,852	$521,537,874	$748,671,811

Repurchase agreements, at value and cost	3,566,810,454	849,057,955	7,834,059,907	2,137,884,933	—	—

Total investments, at value and cost	19,483,503,963	3,095,291,726	15,181,161,117	5,762,006,785	521,537,874	748,671,811

Cash	—	—	—	—	—	1,189,510

Receivable for:
Investments sold	4,280,268	1,210,046	—	—	—	1,095,043

Interest	6,285,248	66,934	4,162,168	884,204	39,832	755,918

Fund expenses absorbed	399,698	141,976	1,263,067	513,115	115,111	98,217

Investment for trustee deferred compensation and retirement plans	552,925	260,336	264,177	109,648	51,022	98,198

Other assets	27,512	150,088	34,505	47,295	21,832	66,912

Total assets	19,495,049,614	3,097,121,106	15,186,885,034	5,763,561,047	521,765,671	751,975,609

Liabilities:
Payable for:
Amount due custodian	5,683	—	—	—	—	—

Dividends	2,421,467	158,779	265,660	116,265	8,384	13,181

Accrued fees to affiliates	588,542	192,627	1,186,775	526,259	23,840	84,347

Accrued operating expenses	323,824	72,277	250,378	120,430	49,556	45,613

Trustee deferred compensation and retirement plans	3,666,879	1,165,361	1,945,961	937,661	125,975	422,851

Total liabilities	7,006,395	1,589,044	3,648,774	1,700,615	207,755	565,992

Net assets applicable to shares outstanding	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

Net assets consist of:
Shares of beneficial interest	$19,486,042,693	$3,094,866,442	$15,182,571,785	$5,761,237,722	$521,546,656	$751,538,391

Undistributed net investment income	2,367,212	371,127	664,475	622,710	11,260	(50,202)

Undistributed net realized gain (loss)	(366,686)	294,493	—	—	—	(78,572)

	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,051,708,064	$2,337,469,490	$7,014,482,169	$3,772,428,968	$431,857,187	$495,297,303

Private Investment Class	$372,458,444	$159,749,829	$808,131,243	$382,019,031	$38,425,752	$95,843,016

Personal Investment Class	$102,628,198	$72,420,073	$126,917,087	$13,558,331	$4,544,977	$2,749,858

Cash Management Class	$785,901,066	$358,386,710	$4,929,501,168	$673,598,417	$33,449,333	$76,483,205

Reserve Class	$97,223,996	$16,390,370	$25,205,659	$264,285,724	$1,350,816	$25,359,632

Resource Class	$141,084,853	$54,460,615	$276,388,407	$150,944,205	$11,919,838	$28,356,958

Corporate Class	$1,937,038,598	$96,654,975	$2,002,610,527	$505,025,756	$10,013	$27,319,645

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,050,148,618	2,338,010,919	7,014,073,468	3,772,103,621	431,809,821	495,294,352

Private Investment Class	372,407,076	159,831,346	808,023,603	381,958,171	38,446,666	95,827,568

Personal Investment Class	102,619,113	72,364,571	126,830,860	13,554,275	4,545,581	2,746,166

Cash Management Class	785,607,312	358,374,175	4,928,901,950	673,505,025	33,446,329	76,506,514

Reserve Class	97,224,950	16,391,351	25,187,006	264,284,527	1,349,127	25,355,526

Resource Class	141,051,584	54,432,325	276,324,534	150,898,372	11,917,179	28,354,353

Corporate Class	1,936,983,537	96,640,187	2,002,666,370	504,980,406	10,014	27,320,220

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$53,228,375	$5,891,542	$15,168,720	$10,641,223	$713,969	$1,560,972

Expenses:
Advisory fees	27,708,650	4,473,828	23,891,974	8,428,024	1,188,203	1,880,097

Administrative services fees	1,059,091	592,650	982,757	757,759	241,955	242,379

Custodian fees	718,215	125,568	645,207	301,477	40,026	33,009

Distribution fees:
Private Investment Class	2,257,421	1,091,769	3,830,654	2,268,716	175,094	445,935

Personal Investment Class	763,248	638,840	1,213,917	106,963	35,071	26,213

Cash Management Class	837,246	428,340	6,764,499	1,492,054	33,738	104,666

Reserve Class	1,034,960	92,368	800,866	2,244,401	20,786	249,627

Resource Class	319,175	72,085	559,781	456,797	29,630	46,435

Corporate Class	482,395	28,065	756,615	327,287	3,298	10,383

Transfer agent fees	1,662,519	268,430	1,425,737	717,532	73,188	73,354

Trustees’ and officers’ fees and benefits	1,068,071	177,674	882,292	496,042	60,044	64,495

Other	753,791	234,907	619,953	392,197	166,900	159,760

Total expenses	38,664,782	8,224,524	42,374,252	17,989,249	2,067,933	3,336,353

Less: Fees waived and expenses reimbursed	(10,593,501)	(4,456,757)	(30,444,222)	(9,086,786)	(1,517,648)	(2,250,323)

Net expenses	28,071,281	3,767,767	11,930,030	8,902,463	550,285	1,086,030

Net investment income	25,157,094	2,123,775	3,238,690	1,738,760	163,684	474,942

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	(293,864)	294,493	50,407	27,193	13,675	—

Net increase in net assets resulting from operations	$24,863,230	$2,418,268	$3,289,097	$1,765,953	$177,359	$474,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2012 and 2011

	Liquid Assets Portfolio		STIC Prime Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$25,157,094	$30,037,490	$2,123,775	$2,389,704

Net realized gain (loss)	(293,864)	(58,293)	294,493	—

Net increase in net assets resulting from operations	24,863,230	29,979,197	2,418,268	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(22,653,197)	(25,064,971)	(1,970,544)	(1,914,692)

Private Investment Class	(91,059)	(104,657)	(159,676)	(61,778)

Personal Investment Class	(20,510)	(20,916)	(56,186)	(18,886)

Cash Management Class	(549,401)	(1,808,242)	(298,814)	(214,666)

Reserve Class	(20,900)	(22,045)	(5,540)	(1,386)

Resource Class	(32,103)	(45,485)	(22,143)	(20,695)

Corporate Class	(1,891,596)	(2,971,174)	(75,876)	(157,601)

Total distributions from net investment income	(25,258,766)	(30,037,490)	(2,588,779)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	811,900,804	(1,076,951,392)	445,421,945	39,264,332

Private Investment Class	(129,163,894)	(207,822,434)	(107,860,105)	(39,362,727)

Personal Investment Class	(5,049,935)	(3,795,941)	(12,026,107)	(4,527,089)

Cash Management Class	(781,536,081)	(1,059,890,679)	(93,221,563)	229,414

Reserve Class	6,998,794	(18,744,717)	9,601,823	(1,245,728)

Resource Class	(35,990,962)	(84,339,783)	25,248,010	(121,895,207)

Corporate Class	78,500,235	(1,816,634,825)	(5,973,384)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(54,341,039)	(4,268,179,771)	261,190,619	(296,515,682)

Net increase (decrease) in net assets	(54,736,575)	(4,268,238,064)	261,020,108	(296,515,682)

Net Assets:
Beginning of year	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of year*	$19,488,043,219	$19,542,779,794	$3,095,532,062	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,367,212	$2,549,244	$371,127	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

			Government &
	Treasury Portfolio		Agency Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$3,238,690	$3,552,436	$1,738,760	$3,103,073

Net realized gain	50,407	495,071	27,193	104,979

Net increase in net assets resulting from operations	3,289,097	4,047,507	1,765,953	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(1,086,755)	(1,646,245)	(1,033,531)	(2,277,120)

Private Investment Class	(155,889)	(169,870)	(91,310)	(100,807)

Personal Investment Class	(32,903)	(36,476)	(2,868)	(2,934)

Cash Management Class	(1,375,936)	(1,131,781)	(300,323)	(250,978)

Reserve Class	(16,233)	(19,409)	(45,177)	(20,083)

Resource Class	(56,850)	(67,747)	(45,960)	(53,861)

Corporate Class	(514,124)	(480,896)	(219,591)	(397,290)

Total distributions from net investment income	(3,238,690)	(3,552,424)	(1,738,760)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,035)	—	(102,825)	—

Private Investment Class	(39,886)	—	(10,470)	—

Personal Investment Class	(9,672)	—	(306)	—

Cash Management Class	(395,770)	—	(29,914)	—

Reserve Class	(10,974)	—	(2,991)	—

Resource Class	(14,691)	—	(5,506)	—

Corporate Class	(198,001)	—	(23,010)	—

Total distributions from net realized gains	(935,029)	—	(175,022)	—

Share transactions–net:
Institutional Class	1,834,112,962	649,938,568	(1,883,220,830)	1,112,658,773

Private Investment Class	(36,853,689)	60,672,576	(167,828,533)	(8,156,568)

Personal Investment Class	(58,382,432)	11,874,463	(1,134,450)	710,512

Cash Management Class	(1,449,829,654)	1,099,901,588	(1,000,924,066)	631,644,460

Reserve Class	(123,454,493)	96,918,581	193,913,087	(113,478,371)

Resource Class	(17,144,597)	(115,864,624)	(121,226,628)	(21,992,305)

Corporate Class	146,476,752	302,491,390	(839,234,410)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	294,924,849	2,105,932,542	(3,819,655,830)	1,775,574,098

Net increase (decrease) in net assets	294,040,227	2,106,427,625	(3,819,803,659)	1,775,679,077

Net Assets:
Beginning of year	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of year*	$15,183,236,260	$14,889,196,033	$5,761,860,432	$9,581,664,091

* Includes accumulated undistributed net investment income	$664,475	$1,298,049	$622,710	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

	Government		Tax-Free
	TaxAdvantage		Cash Reserve
	Portfolio		Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$163,684	$168,055	$474,942	$392,676

Net realized gain (loss)	13,675	7,379	—	(5,583)

Net increase in net assets resulting from operations	177,359	175,434	474,942	387,093

Distributions to shareholders from net investment income:
Institutional Class	(143,288)	(142,820)	(313,662)	(330,463)

Private Investment Class	(7,051)	(14,193)	(49,272)	(19,378)

Personal Investment Class	(941)	(1,623)	(2,080)	(998)

Cash Management Class	(6,788)	(4,994)	(62,337)	(28,288)

Reserve Class	(417)	(361)	(14,456)	(3,845)

Resource Class	(2,984)	(3,464)	(12,162)	(6,551)

Corporate Class	(2,215)	(600)	(20,973)	(3,153)

Total distributions from net investment income	(163,684)	(168,055)	(474,942)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,065)	—	—	—

Personal Investment Class	(479)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(238)	—	—	—

Resource Class	(1,098)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,996)	—	—	—

Share transactions–net:
Institutional Class	55,882,200	200,326,458	(6,724,666)	(177,058,455)

Private Investment Class	(9,209,433)	19,214,381	(3,000,673)	(20,076,002)

Personal Investment Class	(255,316)	(1,793,379)	(1,467,962)	(3,296,510)

Cash Management Class	(5,916,215)	29,558,474	(29,853,031)	(21,918,412)

Reserve Class	477,453	30,018	7,073,577	3,542,784

Resource Class	(5,164,314)	5,924,443	3,754,782	(19,053,694)

Corporate Class	(50,832,006)	44,832,018	(634,156)	27,240,936

Net increase (decrease) in net assets resulting from share transactions	(15,017,631)	298,092,413	(30,852,129)	(210,619,353)

Net increase (decrease) in net assets	(15,051,952)	298,099,792	(30,852,129)	(210,624,936)

Net Assets:
Beginning of year	536,609,868	238,510,076	782,261,746	992,886,682

End of year*	$521,557,916	$536,609,868	$751,409,617	$782,261,746

* Includes accumulated undistributed net investment income (loss)	$11,260	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2012

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

46        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with a Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

47        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the year ended August 31, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,094,863	$—

STIC Prime Portfolio	1,692,827	615,590

Treasury Portfolio	6,142,097	10,375,793

Government & Agency Portfolio	—	2,216,867

Government TaxAdvantage Portfolio	598,783	621,250

Tax-Free Cash Reserve Portfolio	404,923	962,141

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$775,594	$429,070	$87	$768,847	$116,550	N/A

STIC Prime Portfolio	605,933	446,038	238,761	77,408	46,569	$14,473

Treasury Portfolio	2,298,393	890,206	5,411,600	696,754	447,825	756,615

Government & Agency Portfolio	1,356,809	78,303	1,183,229	1,949,877	363,573	320,577

Government TaxAdvantage Portfolio	87,547	9,352	6,746	2,702	5,926	N/A

Tax-Free Cash Reserve Portfolio	222,968	19,223	83,732	217,175	37,148	10,383

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

48        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$902,967	$203,533	$167,449	$134,541	N/A	N/A

STIC Prime Portfolio	436,708	170,357	85,668	12,008	$14,417	N/A

Treasury Portfolio	1,532,261	323,711	1,352,899	104,112	111,956	N/A

Government & Agency Portfolio	907,486	28,523	298,411	291,772	91,359	N/A

Government TaxAdvantage Portfolio	87,547	25,719	26,990	18,084	23,704	$3,298

Tax-Free Cash Reserve Portfolio	222,968	6,990	20,933	32,452	9,287	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,483,503,963	$—	$19,483,503,963

STIC Prime Portfolio	—	3,095,291,726	—	3,095,291,726

Treasury Portfolio	—	15,181,161,117	—	15,181,161,117

Government & Agency Portfolio	—	5,762,006,785	—	5,762,006,785

Government TaxAdvantage Portfolio	—	521,537,874	—	521,537,874

Tax-Free Cash Reserve Portfolio	—	748,671,811	—	748,671,811

49        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$887,545,074	$1,047,028,115	$—

STIC Prime Portfolio	307,924,126	303,594,357	—

Tax-Free Cash Reserve Portfolio	987,447,767	816,194,492	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2012 and 2011:

	2012	2011

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$25,258,766	$30,037,490

STIC Prime Portfolio	2,588,779	2,389,704

Treasury Portfolio	4,173,719	3,552,424

Government & Agency Portfolio	1,913,782	3,103,073

Government TaxAdvantage Portfolio	211,680	168,055

Tax-Free Cash Reserve Portfolio	474,942	392,676

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary		Shares of
	Ordinary	Book/Tax	Capital Loss	Beneficial	Total
	Income	Differences	Carryforward	Interest	Net Assets

Liquid Assets Portfolio	$5,960,304	$(3,593,092)	$(366,686)	$19,486,042,693	$19,488,043,219

STIC Prime Portfolio	1,796,240	(1,130,620)	—	3,094,866,442	3,095,532,062

Treasury Portfolio	2,575,181	(1,910,706)	—	15,182,571,785	15,183,236,260

Government & Agency Portfolio	1,545,740	(923,030)	—	5,761,237,722	5,761,860,432

Government TaxAdvantage Portfolio	130,426	(119,166)	—	521,546,656	521,557,916

Tax-Free Cash Reserve Portfolio	359,545	(409,747)	(78,572)	751,538,391	751,409,617

50        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term
					Not Subject to	Not Subject to
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Expiration	Expiration	Total*

Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and excise tax disallowed, on August 31, 2012. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$(80,360)	$(14,528)	$94,888

STIC Prime Portfolio	(221,522)	—	221,522

Treasury Portfolio	(633,574)	510,139	123,435

Government & Agency Portfolio	(42,856)	42,851	5

Government TaxAdvantage Portfolio	(35,908)	26,942	8,966

51        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	89,348,642,488	$89,348,642,488	114,974,747,244	$114,974,747,244

Private Investment Class	1,457,491,082	1,457,491,082	2,097,458,780	2,097,458,780

Personal Investment Class	394,000,581	394,000,581	583,984,515	583,984,515

Cash Management Class	4,943,022,425	4,943,022,425	17,713,105,743	17,713,105,743

Reserve Class	798,059,349	798,059,349	576,444,353	576,444,353

Resource Class	949,447,727	949,447,727	1,578,904,039	1,578,904,039

Corporate Class	14,036,015,335	14,036,015,335	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	7,977,164	7,977,164	11,043,998	11,043,998

Private Investment Class	28,241	28,241	37,630	37,630

Personal Investment Class	16,939	16,939	16,453	16,453

Cash Management Class	243,762	243,762	1,152,856	1,152,856

Reserve Class	20,656	20,656	22,368	22,368

Resource Class	31,545	31,545	50,434	50,434

Corporate Class	652,399	652,399	1,304,161	1,304,161

Reacquired:
Institutional Class	(88,544,718,848)	(88,544,718,848)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(1,586,683,217)	(1,586,683,217)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(399,067,455)	(399,067,455)	(587,796,909)	(587,796,909)

Cash Management Class	(5,724,802,268)	(5,724,802,268)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(791,081,211)	(791,081,211)	(595,211,438)	(595,211,438)

Resource Class	(985,470,234)	(985,470,234)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(13,958,167,499)	(13,958,167,499)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(54,341,039)	$(54,341,039)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 28% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

52        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,818,749,285	$8,818,749,285	8,894,152,113	$8,894,152,113

Private Investment Class	1,646,112,321	1,646,112,321	2,199,271,995	2,199,271,995

Personal Investment Class	2,023,470,801	2,023,470,801	2,117,878,669	2,117,878,669

Cash Management Class	2,918,490,012	2,918,490,012	2,929,112,525	2,929,112,525

Reserve Class	59,987,205	59,987,205	68,100,033	68,100,033

Resource Class	120,292,226	120,292,226	635,057,207	635,057,207

Corporate Class	956,434,075	956,434,075	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	522,849	522,849	725,692	725,692

Private Investment Class	90,389	90,389	33,359	33,359

Personal Investment Class	44,770	44,770	15,323	15,323

Cash Management Class	157,787	157,787	106,092	106,092

Reserve Class	4,815	4,815	436	436

Resource Class	18,083	18,083	6,389	6,389

Corporate Class	73,178	73,178	169,477	169,477

Reacquired:
Institutional Class	(8,373,850,189)	(8,373,850,189)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(1,754,062,815)	(1,754,062,815)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(2,035,541,678)	(2,035,541,678)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(3,011,869,362)	(3,011,869,362)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(50,390,197)	(50,390,197)	(69,346,197)	(69,346,197)

Resource Class	(95,062,299)	(95,062,299)	(756,958,803)	(756,958,803)

Corporate Class	(962,480,637)	(962,480,637)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	261,190,619	$261,190,619	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Additionally, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

53        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	25,684,885,613	$25,684,885,613	26,030,423,281	$26,030,423,281

Private Investment Class	6,307,904,112	6,307,904,112	5,499,203,569	5,499,203,569

Personal Investment Class	1,107,149,443	1,107,149,443	1,649,945,502	1,649,945,502

Cash Management Class	36,590,448,616	36,590,448,616	37,920,690,992	37,920,690,992

Reserve Class	550,118,652	550,118,652	657,687,537	657,687,537

Resource Class	438,220,116	438,220,116	1,127,136,815	1,127,136,815

Corporate Class	18,985,530,640	18,985,530,640	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	692,335	692,335	583,687	583,687

Private Investment Class	45,128	45,128	37,590	37,590

Personal Investment Class	41,597	41,597	34,938	34,938

Cash Management Class	199,968	199,968	152,156	152,156

Reserve Class	21,779	21,779	13,566	13,566

Resource Class	30,503	30,503	40,664	40,664

Corporate Class	281,122	281,122	151,996	151,996

Reacquired:
Institutional Class	(23,851,464,986)	(23,851,464,986)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(6,344,802,929)	(6,344,802,929)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(1,165,573,472)	(1,165,573,472)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(38,040,478,238)	(38,040,478,238)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(673,594,924)	(673,594,924)	(560,782,522)	(560,782,522)

Resource Class	(455,395,216)	(455,395,216)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(18,839,335,010)	(18,839,335,010)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	294,924,849	$294,924,849	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	50,116,831,608	$50,116,831,608	61,611,815,820	$61,611,815,820

Private Investment Class	1,978,700,678	1,978,700,678	2,549,756,494	2,549,756,494

Personal Investment Class	101,374,961	101,374,961	63,367,177	63,367,177

Cash Management Class	11,662,178,713	11,662,178,713	7,338,150,426	7,338,150,426

Reserve Class	638,520,807	638,520,807	365,919,015	365,919,015

Resource Class	1,474,848,113	1,474,848,113	2,088,493,367	2,088,493,367

Corporate Class	8,152,323,225	8,152,323,225	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	624,554	624,554	1,388,120	1,388,120

Private Investment Class	17,647	17,647	21,179	21,179

Personal Investment Class	109	109	269	269

Cash Management Class	125,442	125,442	173,309	173,309

Reserve Class	16,199	16,199	1,867	1,867

Resource Class	31,833	31,833	40,787	40,787

Corporate Class	103,232	103,232	191,614	191,614

Reacquired:
Institutional Class	(52,000,676,992)	(52,000,676,992)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(2,146,546,858)	(2,146,546,858)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(102,509,520)	(102,509,520)	(62,656,934)	(62,656,934)

Cash Management Class	(12,663,228,221)	(12,663,228,221)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(444,623,919)	(444,623,919)	(479,399,253)	(479,399,253)

Resource Class	(1,596,106,574)	(1,596,106,574)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(8,991,660,867)	(8,991,660,867)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(3,819,655,830)	$(3,819,655,830)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

55        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,731,626,851	$3,731,626,851	2,711,332,476	$2,711,332,476

Private Investment Class	253,690,624	253,690,624	437,193,566	437,193,566

Personal Investment Class	10,327,891	10,327,891	88,578,959	88,578,959

Cash Management Class	43,621,575	43,621,575	43,825,246	43,825,246

Reserve Class	3,860,999	3,860,999	6,204,928	6,204,928

Resource Class	17,935,727	17,935,727	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	147,439	147,439	128,424	128,424

Private Investment Class	4,337	4,337	3,850	3,850

Cash Management Class	10,599	10,599	4,412	4,412

Reserve Class	645	645	315	315

Resource Class	3,478	3,478	2,702	2,702

Corporate Class	2,178	2,178	67	67

Reacquired:
Institutional Class	(3,675,892,090)	(3,675,892,090)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(262,904,394)	(262,904,394)	(417,983,035)	(417,983,035)

Personal Investment Class	(10,583,207)	(10,583,207)	(90,372,338)	(90,372,338)

Cash Management Class	(49,548,389)	(49,548,389)	(14,271,184)	(14,271,184)

Reserve Class	(3,384,191)	(3,384,191)	(6,175,225)	(6,175,225)

Resource Class	(23,103,519)	(23,103,519)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase (decrease) in share activity	(15,017,631)	$(15,017,631)	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,171,103,042	$1,171,103,042	1,598,415,148	$1,598,415,148

Private Investment Class	235,527,922	235,527,922	189,820,412	189,820,412

Personal Investment Class	5,675,300	5,675,300	7,217,382	7,217,382

Cash Management Class	338,249,957	338,249,957	738,707,920	738,707,920

Reserve Class	83,892,175	83,892,175	37,462,640	37,462,640

Resource Class	42,838,775	42,838,775	7,155,166,244	7,155,166,244

Corporate Class	112,780,460	112,780,460	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	62,811	62,811	66,383	66,383

Private Investment Class	29,076	29,076	14,993	14,993

Personal Investment Class	822	822	314	314

Cash Management Class	46,142	46,142	20,854	20,854

Reserve Class	14,273	14,273	3,752	3,752

Resource Class	10,887	10,887	5,421	5,421

Corporate Class	20,706	20,706	2,633	2,633

Reacquired:
Institutional Class	(1,177,890,519)	(1,177,890,519)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(238,557,671)	(238,557,671)	(209,911,407)	(209,911,407)

Personal Investment Class	(7,144,084)	(7,144,084)	(10,514,206)	(10,514,206)

Cash Management Class	(368,149,130)	(368,149,130)	(760,647,186)	(760,647,186)

Reserve Class	(76,832,871)	(76,832,871)	(33,923,608)	(33,923,608)

Resource Class	(39,094,880)	(39,094,880)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(113,435,322)	(113,435,322)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	(30,852,129)	$(30,852,129)	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.15%	$16,051,708	0.14	%(c)	0.18	%(c)	0.15	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14		0.17		0.15
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	16,317,110	0.14		0.18		0.20
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	20,264,356	0.16		0.21		1.17
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.80	24,567,534	0.12		0.17		3.64

STIC Prime Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12	(c)	0.20	(c)	0.08	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13		0.19		0.10
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14		0.19		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.89	2,573,721	0.17		0.23		0.93
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.63	5,304,800	0.12		0.18		3.46

Treasury Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08	(c)	0.18	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11		0.18		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14		0.18		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	4,882,282	0.15		0.20		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.93	4,639,164	0.12		0.18		2.66

Government & Agency Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10	(c)	0.13	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11		0.13		0.05
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13		0.13		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.73	9,814,845	0.14		0.15		0.60
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.42	1,971,451	0.12		0.14		3.28

Government TaxAdvantage Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07	(c)	0.22	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10		0.26		0.04
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13		0.26		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	535,957	0.15		0.30		0.51
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.28	226,983	0.12		0.24		3.30

Tax-Free Cash Reserve Portfolio
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13	(c)	0.30	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23		0.29		0.06
Year ended 08/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25		0.29		0.07
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.91	829,400	0.27		0.31		1.04
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.72	1,765,515	0.22	(d)	0.25	(d)	1.76	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.28	3,256,572	0.22		0.25		3.23

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $15,210,874, $2,111,852, $5,353,469, $4,924,168, $711,883 and $534,910 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

58        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 23, 2012
Houston, Texas

59        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.80	$0.70	$1,024.43	$0.71	0.14%

STIC Prime Portfolio	1,000.00	1,000.50	0.60	1,024.53	0.61	0.12

Treasury Portfolio	1,000.00	1,000.10	0.50	1,024.63	0.51	0.10

Government & Agency Portfolio	1,000.00	1,000.10	0.65	1,024.48	0.66	0.13

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.35	1,024.78	0.36	0.07

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.80	1,024.33	0.81	0.16

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2012, through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

60        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and

61        Short-Term Investments Trust

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

62        Short-Term Investments Trust

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that each Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio and Liquid Assets Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

Government TaxAdvantage Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

63        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2012:

Federal and State Income Tax

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.83%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	40.64%	0.00%

Government & Agency Portfolio	0.00%	0.00%	1.13%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	12.65%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified	Qualified
	Short-Term	Interest
	Gains	Income**

Liquid Assets Portfolio	$—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	424,890	100%

Government & Agency Portfolio	132,172	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

64        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	129	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	129	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3]– 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	147	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Invesco Fund Complex.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	129	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer	147	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	129	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	129	Chairman, Board of Governors, Western Golf Association, Chairman-elect, Evans Scholars Foundation and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	147	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	129	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	129	Insperity (formerly known as Administaff)

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	129	Director, Reich & Tang Funds (6 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	129	None

Larry Soll — 1942 Trustee	2003	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	129	None

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees—(continued)

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago	147	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	129	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

Number of
Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Other Officers—(continued)

Lisa O. Brinkley — 1959 Vice President	2004	Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-AR-1	Invesco Distributors, Inc.

Personal Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2012

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
40	Financial Statements
46	Notes to Financial Statements
58	Financial Highlights
59	Auditor’s Report
60	Fund Expenses
61	Approval of Investment Advisory and Sub-Advisory Agreements
64	Tax Information
T-1	Trustees and Officers
Unless otherwise stated, information presented in this report is as of August 31, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Personal Investment Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2012. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Economic uncertainty prevailed in the US and Europe during the 12 months covered by this report.
     The economic recovery in the US seemed to gather momentum earlier in 2012, but confidence began to wane amid growing concern about the domestic impact of the eurozone debt crisis. Gross domestic product (GDP), the broadest measure of overall US economic activity, grew at annualized rates of 1.3% and 4.1% in the third and fourth quarters of 2011, respectively, but slowed in the first half of 2012.1 And while the unemployment rate trended lower during the reporting period, it remained elevated above 8.0%.2
     The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, although it extended the horizon for maintaining this rate from 2013 to late 2014.3 In the fall of 2011, the Fed announced Operation Twist, in which the Fed would sell short-dated Treasury securities with maturities of three years or less and use the proceeds to buy $400 billion3 in longer-dated bonds with maturities of six to 30 years in an effort to push down long-term interest rates. As the economic recovery continued to falter, the Fed announced in June 2012 that it would extend Operation Twist another six months, through the end of the year. With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     No significant progress was made during the reporting period in resolving the ongoing eurozone debt crisis. The effects of the European Central Bank’s efforts to shore up European banks through the roughly €1 trillion Long-Term Refinancing Operation4 quickly dissipated, leaving some of Europe’s largest economies vulnerable to financial turmoil. Even as concerns intensified about a potential Greek exit from the monetary union and a €100 billion4 bailout for Spain, Europe’s fourth-largest economy,4 European leaders worked tirelessly to contain the crisis by strengthening emergency and bailout funds in an effort to foster a stronger monetary union.
Invesco Fixed Income’s strength and experience
For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1 Source: Bureau of Economic Analysis
2 Source: Bureau of Labor Statistics
3 Source: US Federal Reserve
4 Source: Reuters
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund data

Personal Investment Class data as of 8/31/12

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During	At Fiscal	At Fiscal
	Fiscal Year	Year End	Year End

Liquid Assets	31 - 48 days	38 days	53 days	$102.6 million

STIC Prime	13 - 30 days	19 days	19 days	72.4 million

Treasury	28 - 48 days	43 days	43 days	126.9 million

Government & Agency	24 - 49 days	39 days	56 days	13.5 million

Government TaxAdvantage	21 - 46 days	37 days	65 days	4.5 million

Tax-Free Cash Reserve	17 - 28 days	28 days	28 days	2.7 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
     The Fund invests in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
4	Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/12

	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1-15	1-3, 5-15	6, 8-10, 12	6, 8-10, 12, 14	6, 8-10, 14	1-3, 5-11, 13, 15

1 - 7	45.6%	41.6%	52.2%	48.1%	30.8%	87.8%

8 - 30	11.9	29.2	0.7	0.4	21.3	0.0

31 - 60	14.8	29.2	17.1	28.5	31.6	1.7

61 - 90	12.1	0.0	11.5	13.0	2.9	0.8

91 - 180	15.0	0.0	18.5	9.0	13.4	5.0

181+	0.6	0.0	0.0	1.0	0.0	4.7
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Counterparty risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

2	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

3	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

4	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

5	Industry focus risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

6	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

7	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

8	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

9	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

10	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

11	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

12	Repurchase agreement risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

13	Synthetic securities risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

14	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–43.58%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.31%
Atlantis One Funding Corp.(b)(c)	0.22%	09/07/12	$100,000	$99,996,333

Atlantis One Funding Corp.(b)(c)	0.32%	12/04/12	200,000	199,832,889

Atlantis One Funding Corp.(b)(c)	0.42%	01/02/13	150,000	149,784,750

				449,613,972

Asset-Backed Securities–Consumer Receivables–2.44%
Old Line Funding, LLC(b)	0.20%	09/05/12	100,000	99,997,778

Old Line Funding, LLC(b)	0.31%	01/17/13	80,963	80,866,789

Old Line Funding, LLC(b)	0.35%	01/08/13	70,000	69,912,208

Old Line Funding, LLC(b)	0.35%	01/15/13	100,000	99,867,778

Old Line Funding, LLC(b)	0.20%	09/04/12	75,000	74,998,750

Thunder Bay Funding, LLC(b)	0.32%	01/15/13	50,000	49,939,555

				475,582,858

Asset-Backed Securities–Fully Supported–1.69%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/13/12	100,000	99,898,611

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/20/12	79,700	79,611,444

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	01/02/13	100,000	99,829,167

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.54%	01/16/13	50,000	49,897,250

				329,236,472

Asset-Backed Securities–Fully Supported Bank–6.21%
Aspen Funding Corp. (CEP–Deutsche Bank AG)(b)(c)	0.38%	09/05/12	100,000	99,995,778

Concord Minutemen Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.32%	09/05/12	200,000	199,992,889

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/05/12	100,000	99,996,556

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/28/12	100,000	99,976,750

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/07/12	100,000	99,994,167

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/14/12	225,000	224,971,562

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/27/12	50,000	49,990,972

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/28/12	75,000	74,985,938

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	100,000	99,987,500

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.23%	09/06/12	60,500	60,498,109

Matchpoint Master Trust (CEP–BNP Paribas)(b)(c)	0.36%	09/27/12	101,000	100,973,740

				1,211,363,961

Asset-Backed Securities–Multi-Purpose–2.63%
CAFCO, LLC(b)	0.25%	09/25/12	62,000	61,989,667

Chariot Funding, LLC/Ltd.(b)	0.25%	09/04/12	100,000	99,997,917

CHARTA, LLC(b)	0.31%	09/17/12	100,000	99,986,222

Mont Blanc Capital Corp.(b)(c)	0.32%	09/10/12	100,000	99,992,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	11/01/12	$100,000	$99,949,166

Regency Markets No. 1, LLC(b)(c)	0.21%	09/18/12	50,000	49,995,042

				511,910,014

Asset-Backed Securities–Securities–0.61%
Scaldis Capital Ltd./LLC(b)(c)	0.38%	09/14/12	120,000	119,983,533

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding LLC(b)	0.23%	09/10/12	5,000	4,999,713

Market Street Funding LLC(b)	0.24%	09/07/12	50,000	49,998,000

Market Street Funding LLC(b)	0.25%	09/10/12	65,000	64,995,937

Market Street Funding LLC(b)	0.35%	11/01/12	45,000	44,973,313

				164,966,963

Consumer Finance–0.01%
American Honda Finance Corp.(c)	0.13%	09/11/12	1,500	1,499,946

Diversified Banks–10.74%
Bank of Montreal(c)	0.32%	12/03/12	130,000	129,892,701

BNP Paribas Finance Inc.(c)	0.13%	09/04/12	5,700	5,699,938

BNZ International Funding Ltd.(b)(c)	0.27%	09/07/12	40,000	39,998,200

BNZ International Funding Ltd.(b)(c)	0.24%	11/09/12	98,000	97,954,920

BNZ International Funding Ltd.(b)(c)	0.25%	12/06/12	150,000	149,900,000

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/05/12	13,000	12,999,639

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/07/12	12,500	12,499,479

DBS Bank Ltd.(b)(c)	0.26%	09/05/12	50,000	49,998,556

DBS Bank Ltd.(b)(c)	0.26%	12/04/12	98,300	98,233,265

DBS Bank Ltd.(b)(c)	0.27%	10/05/12	147,500	147,463,084

ING (US) Funding LLC(c)	0.37%	09/25/12	75,000	74,981,500

Mizuho Funding, LLC(b)(c)	0.35%	11/02/12	100,000	99,940,583

Mizuho Funding, LLC(b)(c)	0.36%	10/01/12	140,000	139,958,000

National Australia Funding Delaware Inc.(b)(c)	0.35%	11/05/12	150,000	149,906,563

Societe Generale North America, Inc.(c)	0.53%	10/19/12	125,000	124,911,667

Standard Chartered Bank(b)(c)	0.27%	09/04/12	150,000	149,996,625

Standard Chartered Bank(b)(c)	0.32%	10/02/12	100,000	99,972,444

Standard Chartered Bank(b)(c)	0.32%	10/09/12	100,000	99,966,222

Standard Chartered Bank(b)(c)	0.35%	10/15/12	55,000	54,976,472

Sumitomo Mitsui Banking Corp.(b)(c)	0.33%	11/01/12	70,000	69,960,858

Sumitomo Mitsui Banking Corp.(b)(c)	0.35%	10/09/12	50,000	49,981,792

Sumitomo Mitsui Banking Corp.(b)(c)	0.36%	09/06/12	100,000	99,995,070

Sumitomo Mitsui Banking Corp.(b)(c)	0.50%	10/12/12	127,000	126,927,681

UBS Finance (Delaware) Inc.(c)	0.11%	09/05/12	7,000	6,999,914

				2,093,115,173

Diversified Capital Markets–0.41%
Deutsche Bank Financial LLC(c)	0.31%	09/21/12	80,000	79,986,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Household Products–1.64%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	02/05/13	$50,000	$49,862,625

Reckitt Benckiser Treasury Services PLC(b)(c)	0.38%	11/06/12	50,000	49,965,167

Reckitt Benckiser Treasury Services PLC(b)(c)	0.45%	11/09/12	50,000	49,956,875

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	01/16/13	50,000	49,885,834

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	02/14/13	70,000	69,806,333

Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,830,222

				319,307,056

Regional Banks–12.81%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(c)	0.35%	10/03/12	95,000	94,970,444

Banque et Caisse d’Epargne de l’Etat(c)	0.37%	11/02/12	69,000	68,956,032

Banque et Caisse d’Epargne de l’Etat(c)	0.38%	10/16/12	100,000	99,952,500

Banque et Caisse d’Epargne de l’Etat(c)	0.43%	10/04/12	70,000	69,972,408

Commonwealth Bank of Australia(b)(c)	0.30%	11/07/12	95,000	94,946,958

Commonwealth Bank of Australia(b)(c)	0.40%	12/17/12	100,000	99,881,111

Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	100,000	99,857,778

HSBC Bank PLC(b)(c)	0.37%	02/01/13	100,000	99,842,750

HSBC USA Inc.(c)	0.31%	10/11/12	50,000	49,982,778

HSBC USA Inc.(c)	0.31%	10/18/12	200,000	199,919,056

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	10/09/12	65,000	64,975,300

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	11/02/12	96,000	95,940,480

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.37%	10/03/12	71,100	71,076,616

Nordea North America Inc.(c)	0.30%	10/04/12	180,000	179,951,325

Nordea North America Inc.(c)	0.30%	09/10/12	215,000	214,983,875

Nordea North America Inc.(c)	0.29%	09/10/12	5,000	4,999,637

Nordea North America Inc.(c)	0.30%	01/02/13	100,000	99,897,500

PNC Bank, N.A.	0.31%	01/03/13	130,000	129,861,189

PNC Bank, N.A.	0.35%	01/08/13	100,000	99,874,583

Svenska Handelsbanken, Inc.(b)(c)	0.27%	11/02/12	118,800	118,744,758

Svenska Handelsbanken, Inc.(b)(c)	0.30%	09/18/12	125,000	124,982,292

Westpac Banking Corp.(b)(c)	0.30%	11/05/12	150,000	149,918,750

Westpac Banking Corp.(b)(c)	0.32%	02/08/13	164,000	163,766,756

				2,497,254,876

Soft Drinks–1.23%
Coca-Cola Co.(b)	0.24%	11/01/12	90,000	89,963,400

Coca-Cola Co.(b)	0.21%	10/03/12	50,000	49,990,667

Coca-Cola Co.(b)	0.23%	12/06/12	50,000	49,969,333

Coca-Cola Co.(b)	0.23%	12/07/12	50,000	49,969,014

				239,892,414

Total Commercial Paper (Cost $8,493,713,460)				8,493,713,460

Certificates of Deposit–15.38%
Bank of Nova Scotia(c)(d)	0.32%	02/05/13	60,000	60,000,000

Bank of Nova Scotia(c)(d)	0.36%	01/04/13	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)
Bank of Nova Scotia(c)(d)	0.52%	09/11/13	$100,000	$100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.36%	10/02/12	75,000	75,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.41%	11/08/12	120,000	120,015,803

Barclays Bank PLC (United Kingdom)(c)(d)	0.35%	06/17/13	450,000	450,000,000

BNP Paribas (Cayman Islands)(c)	0.15%	09/04/12	400,000	400,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	09/06/12	175,000	175,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	11/08/12	250,000	250,000,000

Mizuho Corporate Bank, Ltd.(c)	0.36%	10/09/12	96,650	96,650,510

National Australia Bank Ltd. (United Kingdom)(c)	0.37%	09/14/12	100,000	100,000,000

Nationwide Building Society (United Kingdom)(c)	0.57%	11/13/12	175,000	174,798,132

Standard Chartered Bank (United Kingdom)(c)	0.43%	10/29/12	225,000	224,844,125

Svenska Handelsbanken AB (Cayman Islands)(c)	0.16%	09/04/12	446,480	446,479,642

Toronto-Dominion Bank(c)	0.32%	03/15/13	75,000	75,008,102

UBS AG(c)	0.28%	11/16/12	200,000	200,000,000

Total Certificates of Deposit (Cost $2,997,796,314)				2,997,796,314

Variable Rate Demand Notes–13.34%(e)
Credit Enhanced–13.34%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	06/01/29	920	920,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/35	10,950	10,950,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(f)	0.16%	05/15/37	32,750	32,750,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	07/01/34	22,690	22,690,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	10/01/33	7,705	7,705,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/14	4,550	4,550,000

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.19%	12/01/23	2,335	2,335,000

Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.17%	12/01/36	6,670	6,670,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.21%	12/01/28	1,300	1,300,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	12/15/34	3,355	3,355,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/29	4,700	4,700,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	02/01/31	8,515	8,515,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.18%	11/01/37	3,750	3,750,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	24,700	24,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	$1,850	$1,850,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/21	2,075	2,075,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.23%	07/01/38	1,035	1,035,000

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	09/01/33	26,525	26,525,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,685	2,685,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/32	2,620	2,620,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments);
Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.20%	01/01/37	21,100	21,100,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	12/01/39	5,000	5,000,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/37	35,585	35,585,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC);
Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/22	1,500	1,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/39	5,420	5,420,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	06/01/15	3,385	3,385,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	07/01/25	8,055	8,055,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/39	6,865	6,865,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	29,100	29,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.22%	06/01/43	$6,000	$6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/25	7,240	7,240,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/36	3,645	3,645,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.19%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	06/01/27	58,553	58,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.13%	07/01/24	12,260	12,260,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.18%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/37	3,900	3,900,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	03/01/30	39,800	39,800,000

Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.19%	04/01/36	11,000	11,000,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	13,385	13,385,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.16%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,953

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/33	12,740	12,740,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/21	16,300	16,300,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.20%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(f)	0.18%	01/01/18	11,505	11,505,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/27	10,000	10,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	11/01/25	4,800	4,800,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System);
Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/47	$1,695	$1,695,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/15/42	19,500	19,500,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/12	8,100	8,100,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.19%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.16%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(b)(f)	0.16%	10/01/17	2,200	2,200,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	01/01/16	6,405	6,405,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	09/01/24	1,100	1,100,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/28	1,200	1,200,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/35	5,060	5,060,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	06/01/29	3,100	3,100,000

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.28%	06/01/17	1,129	1,129,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	01/01/26	8,200	8,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	02/15/33	$10,950	$10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	08/15/25	7,237	7,237,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	10/01/33	750	750,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.18%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.22%	05/01/42	2,570	2,570,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	08/01/21	13,790	13,790,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	48,880	48,880,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.23%	01/01/35	3,320	3,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/37	5,700	5,700,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.21%	12/01/34	1,400	1,400,000

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.17%	03/01/31	3,200	3,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(f)	0.23%	09/01/39	720	720,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	05/01/33	7,000	7,000,000

King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.20%	09/01/21	2,500	2,500,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	11/01/24	13,060	13,060,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/28	4,615	4,615,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/14	5,015	5,015,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	4,125	4,125,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.16%	04/15/30	8,235	8,235,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	01/01/32	$6,625	$6,625,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	1,995	1,995,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.18%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/38	4,600	4,600,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.12%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	07/01/38	8,390	8,390,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.25%	03/01/39	6,445	6,445,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/26	6,065	6,065,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	18,150	18,150,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/38	15,482	15,482,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	11/15/39	19,400	19,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.17%	09/01/40	6,045	6,045,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	01/01/25	2,640	2,640,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	10/01/33	400	400,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.23%	08/01/38	2,995	2,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(f)	0.18%	05/01/41	$3,500	$3,500,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/36	42,500	42,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.15%	05/01/39	6,675	6,675,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.17%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(f)	0.20%	07/01/38	21,836	21,836,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	06/01/25	8,955	8,955,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/36	7,575	7,574,644

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,800

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/33	3,965	3,965,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/38	3,650	3,650,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/15/32	48,000	48,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(c)(f)	0.16%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	04/01/32	14,500	14,500,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/27	2,865	2,865,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,160	2,160,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/17	6,820	6,820,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/15/28	900	900,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	09/01/34	27,820	27,820,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	8,635	8,635,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	12/01/27	1,790	1,790,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/31	27,285	27,285,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.19%	09/01/36	$3,770	$3,770,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	9,000	9,000,000

Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris, N.A.)(f)	0.14%	07/01/40	18,500	18,500,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.20%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.23%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.17%	05/01/20	2,450	2,450,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/29	4,300	4,300,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.15%	01/01/34	7,400	7,400,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/24	4,000	4,000,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/26	7,560	7,560,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	09/01/32	4,575	4,575,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	15,340	15,340,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.26%	07/01/40	2,480	2,480,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/01/25	5,300	5,300,000

San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/26	4,385	4,385,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	1,880	1,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/24	$4,670	$4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.14%	06/01/25	2,800	2,800,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	7,565	7,564,953

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	11/01/32	33,715	33,715,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/01/28	4,802	4,802,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.27%	10/01/21	6,745	6,745,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	9,170	9,170,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	1,070	1,070,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/50	3,500	3,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.17%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/33	17,855	17,855,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.21%	07/01/26	36,460	36,460,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.16%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	09/01/38	15,700	15,700,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/38	32,500	32,500,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/30	9,700	9,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.14%	07/01/39	$7,300	$7,300,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	10/01/30	16,240	16,240,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.17%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.20%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.17%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.16%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.16%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	3,875	3,875,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/43	25,000	25,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	01/01/30	13,775	13,775,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/38	4,045	4,045,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/34	44,100	44,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	06/01/37	3,600	3,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/35	9,800	9,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/39	9,190	9,190,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/25	1,740	1,740,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/36	10,700	10,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	01/15/36	$32,355	$32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/33	26,000	26,000,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/01/30	5,700	5,700,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	05/01/30	500	500,000

Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.24%	05/01/33	800	800,000

Total Variable Rate Demand Notes (Cost $2,598,773,350)				2,598,773,350

Other Bonds & Notes–6.81%
American Honda Finance Corp., Sr. Unsec. Notes(b)(c)(d)	0.72%	12/19/12	150,000	150,000,000

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.80%	01/08/13	65,000	65,465,292

JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.53%	06/07/13	200,000	200,000,000

Kimberly-Clark Corp., Sr. Unsec. Notes(b)	4.03%	12/19/12	110,000	111,186,204

Rabobank Nederland, Sr. Unsec. Notes(b)(c)(d)	0.58%	12/14/12	50,000	50,000,000

Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.56%	09/01/13	200,000	200,000,000

Svenska Handelsbanken AB, Unsec. Notes(b)(c)(d)	0.55%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Sr. Unsec. Medium-Term Notes(c)(d)	0.87%	01/15/13	100,000	100,000,000

Unsec. Medium-Term Notes(c)(d)	0.66%	01/11/13	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.54%	09/06/13	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,326,651,496)				1,326,651,496

U.S. Treasury Securities–2.57%
U.S. Treasury Bills–2.57%
U.S. Treasury Bills(a) (Cost $499,758,889)	0.14%	01/03/13	500,000	499,758,889

TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.68% (Cost $15,916,693,509)				15,916,693,509

			Repurchase
			Amount
Repurchase Agreements–18.30%(g)
Bank of Montreal, Term agreement dated 08/20/12, maturing value of $500,070,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,694,302; 2.50%-7.00%, 07/01/20-06/20/42)(h)	0.17%	09/19/12	500,070,833	500,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-6.00%, 06/20/38-05/20/62)	0.20%	09/04/12	250,005,556	250,000,000

BNP Paribas Securities Corp., Joint term agreement dated 06/18/12, aggregate maturing value $300,208,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,001; 1.75%-6.16%, 08/01/20-07/01/42)(h)	0.24%	10/01/12	225,156,000	225,000,000

Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities valued at $525,000,497; 0%-7.85%, 09/25/17-12/11/49)(c)(d)(i)	0.40%	—	—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	29,207,669	29,207,052

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	95,072,238	95,070,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $600,013,333 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,700; 3.50%-6.00%, 07/01/13-07/01/42)	0.20%	09/04/12	$600,013,333	$600,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.54%-6.00%, 02/01/23-08/01/42)	0.20%	09/04/12	250,005,556	250,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	500,010,556	500,000,000

Societe Generale, Joint term agreement dated 08/28/12, aggregate maturing value of $450,014,875 (collateralized by U.S. Government sponsored agency obligations valued at $459,000,978; 0%-7.13%, 09/24/12-12/01/47)(h)	0.17%	09/04/12	225,007,438	225,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	132,536,222	132,533,277

Wells Fargo Securities, LLC, Joint term agreement dated 07/23/12, aggregate maturing value of $400,455,000 (collateralized by Corporate obligations valued at $420,000,000; 0%-10.50%, 09/01/12-06/19/99)	0.45%	10/22/12	265,301,438	265,000,000

Total Repurchase Agreements (Cost $3,566,810,454)				3,566,810,454

TOTAL INVESTMENTS(j)(k)–99.98% (Cost $19,483,503,963)				19,483,503,963

OTHER ASSETS LESS LIABILITIES–0.02%				4,539,256

NET ASSETS–100.00%				$19,488,043,219

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $7,606,551,331, which represented 39.03% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.7%; Japan: 10.7%; Sweden: 6.9%; Australia 6.7%; other countries less than 5% each: 22.6%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.20%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.84%
Atlantis One Funding Corp.(b)(c)	0.20%	10/05/12	$65,000	$64,987,722

Atlantis One Funding Corp.(b)(c)	0.22%	09/10/12	84,800	84,795,336

				149,783,058

Asset-Backed Securities–Consumer Receivables–5.91%
Bryant Park Funding LLC(b)	0.18%	09/25/12	70,000	69,991,600

Old Line Funding, LLC(b)	0.18%	10/02/12	62,993	62,983,236

Thunder Bay Funding, LLC(b)	0.18%	09/18/12	50,000	49,995,750

				182,970,586

Asset-Backed Securities–Fully Supported Bank–14.18%
Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	09/19/12	35,000	34,995,975

Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	10/03/12	27,000	26,994,480

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	55,000	54,993,125

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/15/12	11,200	11,197,536

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.19%	09/24/12	70,000	69,991,503

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.21%	09/06/12	21,000	20,999,387

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.25%	10/16/12	70,000	69,978,125

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/02/12	100,240	100,218,421

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/15/12	49,500	49,484,875

				438,853,427

Asset-Backed Securities–Multi-Purpose–11.64%
CHARTA, LLC(b)	0.30%	09/17/12	50,000	49,993,333

Mont Blanc Capital Corp.(b)(c)	0.32%	10/01/12	62,000	61,983,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/16/12	143,664	143,622,697

Regency Markets No. 1, LLC(b)(c)	0.22%	09/14/12	104,750	104,741,678

				360,341,175

Asset-Backed Securities–Securities–5.08%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	09/14/12	96,000	95,992,027

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.24%	09/06/12	40,000	39,998,667

Scaldis Capital Ltd./LLC(b)(c)	0.36%	09/27/12	21,202	21,196,487

				157,187,181

Diversified Banks–9.46%
ING (US) Funding LLC(c)	0.25%	10/16/12	145,000	144,955,594

Mizuho Funding, LLC(b)(c)	0.24%	10/05/12	55,000	54,987,533

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	09/12/12	23,000	22,998,594

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	10/23/12	15,000	14,995,667

Sumitomo Mitsui Banking Corp.(b)(c)	0.22%	09/17/12	55,000	54,994,622

				292,932,010

Diversified Capital Markets–1.62%

Deutsche Bank Financial LLC(c)	0.31%	09/10/12	50,000	49,996,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Commercial Paper–2.05%
Missouri (State of) Development Finance Board; Series 2005 A, Commercial Paper (LOC–US Bank, N.A.)(d)	0.17%	09/25/12	$36,906	$36,905,661

Missouri (State of) Development Finance Board (Missouri Association of Muni Utilities Lease Financing); Series 2006A, Commercial Paper Lease RN (LOC–U.S. Bank N.A.)(d)	0.17%	09/25/12	26,602	26,601,756

				63,507,417

Regional Banks–2.42%
HSBC USA Inc.(c)	0.25%	09/11/12	75,000	74,994,792

Total Commercial Paper (Cost $1,770,565,771)				1,770,565,771

Variable Rate Demand Notes–12.23%(e)
Credit Enhanced–12.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	06/01/29	2,600	2,600,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(d)	0.16%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.17%	10/01/25	4,055	4,055,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	12/01/28	2,900	2,900,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/40	2,740	2,740,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	06/01/37	25,800	25,800,000

Cleveland (City of), Ohio & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.14%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.16%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(d)	0.18%	01/01/18	5,460	5,460,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.18%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/16	6,590	6,590,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/01/28	12,175	12,175,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	08/15/25	2,430	2,430,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(c)(d)	0.12%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.16%	10/01/38	6,585	6,585,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/30	$2,000	$2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/38	11,375	11,375,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/35	5,590	5,590,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(d)	0.15%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.20%	07/01/38	13,228	13,228,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/18	2,100	2,100,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(d)	0.15%	04/01/32	5,600	5,600,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.16%	04/01/32	2,525	2,525,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/23	6,200	6,200,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	1,600	1,600,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.18%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/25	3,100	3,100,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.22%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	08/01/35	5,225	5,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/30	11,100	11,100,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/35	5,680	5,680,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $378,668,000)				378,668,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–3.13%
Mizuho Corporate Bank, Ltd.(c)	0.24%	10/12/12	$50,000	$50,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.23%	10/19/12	47,000	47,000,000

Total Certificates of Deposit (Cost $97,000,000)				97,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–72.56% (Cost $2,246,233,771)				2,246,233,771

			Repurchase
			Amount
Repurchase Agreements–27.43%(f)
Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	250,005,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $150,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,001; 2.74%-4.00%, 11/01/40-01/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,778 (collateralized by Corporate obligations valued at $105,004,048; 4.85%-9.75%, 09/15/12-12/29/49)(c)	0.25%	09/04/12	93,502,597	93,500,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	5,558,079	5,557,955

RBC Capital Markets Corp., Joint term agreement dated 08/28/12, aggregate maturing value $200,008,944 (collateralized by Corporate obligations valued at $210,000,001; 0%-6.13%, 06/01/15-06/15/44)(g)	0.23%	09/04/12	100,004,472	100,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)(c)	0.19%	09/04/12	100,002,111	100,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Total Repurchase Agreements (Cost $849,057,955)				849,057,955

TOTAL INVESTMENTS(h)(i)–99.99% (Cost $3,095,291,726)				3,095,291,726

OTHER ASSETS LESS LIABILITIES–0.01%				240,336

NET ASSETS–100.00%				$3,095,532,062

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $1,403,172,582, which represented 45.33% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.5%; Netherlands: 16.2%; United Kingdom: 11.5%; Canada: 8.3% and other countries less than 5% each: 7.3%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Mizuho Corporate Bank Ltd.	8.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–48.39%
U.S. Treasury Bills–41.25%(a)
U.S. Treasury Bills	0.14%	09/06/12	$295,000	$294,994,387

U.S. Treasury Bills	0.15%	09/13/12	100,000	99,995,000

U.S. Treasury Bills	0.10%	10/04/12	440,000	439,959,208

U.S. Treasury Bills	0.11%	10/04/12	250,000	249,974,219

U.S. Treasury Bills	0.14%	10/04/12	100,000	99,986,892

U.S. Treasury Bills	0.09%	10/11/12	125,000	124,987,500

U.S. Treasury Bills	0.14%	10/11/12	150,000	149,976,250

U.S. Treasury Bills	0.15%	10/11/12	150,000	149,975,833

U.S. Treasury Bills	0.10%	10/18/12	365,110	365,064,716

U.S. Treasury Bills	0.13%	10/18/12	20,000	19,996,606

U.S. Treasury Bills	0.10%	10/25/12	290,000	289,958,300

U.S. Treasury Bills	0.13%	10/25/12	150,000	149,971,312

U.S. Treasury Bills	0.11%	11/01/12	240,000	239,956,893

U.S. Treasury Bills	0.13%	11/01/12	150,000	149,966,196

U.S. Treasury Bills	0.11%	11/08/12	200,000	199,959,578

U.S. Treasury Bills	0.14%	11/08/12	250,000	249,933,511

U.S. Treasury Bills	0.14%	11/15/12	150,000	149,955,469

U.S. Treasury Bills	0.10%	11/23/12	350,000	349,917,691

U.S. Treasury Bills	0.11%	11/29/12	300,000	299,919,158

U.S. Treasury Bills	0.13%	12/06/12	250,000	249,911,667

U.S. Treasury Bills	0.14%	12/06/12	200,000	199,925,333

U.S. Treasury Bills	0.14%	01/03/13	300,000	299,852,750

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,961,792

U.S. Treasury Bills	0.14%	01/10/13	200,000	199,901,750

U.S. Treasury Bills	0.15%	01/10/13	290,000	289,846,985

U.S. Treasury Bills	0.14%	01/17/13	250,000	249,870,625

U.S. Treasury Bills	0.14%	01/24/13	250,000	249,864,062

U.S. Treasury Bills	0.14%	01/31/13	250,000	249,855,389

U.S. Treasury Bills	0.14%	02/21/13	100,000	99,931,521

				6,263,370,593

U.S. Treasury Notes–7.14%
U.S. Treasury Notes	1.38%	10/15/12	350,000	350,533,029

U.S. Treasury Notes	4.00%	11/15/12	100,000	100,788,472

U.S. Treasury Notes	0.50%	11/30/12	280,000	280,231,490

U.S. Treasury Notes	0.63%	01/31/13	250,000	250,497,240

U.S. Treasury Notes	3.88%	02/15/13	100,000	101,680,386

				1,083,730,617

Total U.S. Treasury Securities (Cost $7,347,101,210)				7,347,101,210

TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.39% (Cost $7,347,101,210)				7,347,101,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–51.60%(b)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	$400,008,000	$400,000,000

Bank of Montreal, Term agreement dated 08/14/12, maturing value $350,090,417 (collateralized by U.S. Treasury obligations valued at $357,000,049; 0.38%-3.63%, 07/31/13-02/15/22)(c)	0.15%	10/15/12	350,090,417	350,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	230,004,856	230,000,000

Barclays Capital Inc., Term agreement dated 07/26/12, maturing value of $300,105,000 (collateralized by U.S. Treasury obligations valued at $306,000,165; 0.50%-2.25%, 11/30/13-11/30/17)(c)	0.14%	10/24/12	300,105,000	300,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $230,004,600 (collateralized by U.S. Treasury obligations valued at $234,600,032; 0.75%-2.25%, 01/31/15-06/30/17)	0.18%	09/04/12	230,004,600	230,000,000

BNP Paribas Securities Corp., Term agreement dated 07/30/12, maturing value $500,202,222 (collateralized by U.S. Treasury obligations valued at $510,000,053; 0.13%-3.63%, 07/15/13-04/15/28)(c)	0.16%	10/29/12	500,202,222	500,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,060; 1.13%-2.38%, 07/15/19-01/15/25)(c)	0.17%	11/15/12	500,212,500	500,000,000

CIBC World Markets Corp., Agreement dated 08/31/12, maturing value of $100,002,000 (collateralized by U.S. Treasury obligations valued at $102,000,192; 0.75%-5.25%, 12/15/13-08/15/42)	0.18%	09/04/12	100,002,000	100,000,000

Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0%-1.63%, 12/20/12-08/15/22)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,002,947; 0%, 02/15/18-05/15/37)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 08/13/12, aggregate maturing value of $250,066,667 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0%-4.38%, 07/15/14-05/15/40)	0.16%	10/12/12	200,053,333	200,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	319,939,450	319,932,696

Deutsche Bank Securities Inc., Term agreement dated 06/11/12, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0%-9.13%, 09/13/12-08/15/39)(c)	0.15%	09/10/12	500,189,583	500,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $500,009,444 (collateralized by U.S. Treasury obligations valued at $510,000,058; 0.13%-2.38%, 04/15/14-02/15/41)	0.17%	09/04/12	500,009,444	500,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(c)	0.14%	09/05/12	500,013,611	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/12, maturing value $474,136,694 (collateralized by U.S. Treasury obligations valued at $483,609,842; 0.88%-2.50%, 03/31/15-12/31/16)	0.18%	09/04/12	474,136,694	474,127,211

Morgan Stanley, Agreement dated 08/31/12, maturing value $200,004,000 (collateralized by U.S. Treasury obligations valued at $204,000,068; 0.13%, 04/15/17)	0.18%	09/04/12	200,004,000	200,000,000

RBC Capital Markets Corp., Term agreement dated 07/23/12 maturing value $750,189,583 (collateralized by U.S. Treasury obligations valued at $765,000,058; 0%-11.25%, 09/15/12-02/15/42)(c)	0.10%	10/22/12	750,189,583	750,000,000

RBS Securities Inc., Agreement dated 08/31/12 maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,006,939; 0.75%-3.88%, 01/15/25-02/15/42)	0.18%	09/04/12	500,010,000	500,000,000

Societe Generale, Term agreement dated 08/28/12, maturing value of $250,007,292 (collateralized by U.S. Treasury obligations valued at $255,000,069; 1.25%-2.25%, 04/15/14-01/15/26)(c)	0.15%	09/04/12	250,007,292	250,000,000

Societe Generale, Agreement dated 08/31/12, maturing value of $280,005,600 (collateralized by U.S. Treasury obligations valued at $285,600,006; 2.00%, 02/15/22)	0.18%	09/04/12	280,005,600	280,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/12, maturing value $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0%-4.25%, 09/30/12-01/15/29)	0.18%	09/04/12	250,005,000	250,000,000

Total Repurchase Agreements (Cost $7,834,059,907)				7,834,059,907

TOTAL INVESTMENTS(d)–99.99% (Cost $15,181,161,117)				15,181,161,117

OTHER ASSETS LESS LIABILITIES–0.01%				2,075,143

NET ASSETS–100.00%				$15,183,236,260

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–61.77%
Federal Farm Credit Bank (FFCB)–7.79%
Bonds(a)	0.15%	02/14/13	$50,000	$49,993,062

Bonds(a)	0.20%	04/02/13	50,000	50,000,000

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.17%	10/19/12	65,000	65,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,987,338

Bonds(a)	0.18%	03/08/13	50,000	49,994,775

Bonds(a)	0.30%	05/03/13	20,000	20,012,227

Disc. Notes(b)	0.11%	09/14/12	25,000	24,999,007

Unsec. Bonds(a)	0.20%	07/02/13	29,000	28,997,541

				448,983,950

Federal Home Loan Bank (FHLB)–24.49%
Unsec. Bonds(a)	0.24%	09/17/12	80,000	79,999,292

Unsec. Bonds	0.17%	01/10/13	50,000	49,994,660

Unsec. Bonds(a)	0.21%	01/23/13	50,000	50,000,000

Unsec. Bonds	0.17%	02/08/13	53,250	53,245,469

Unsec. Bonds(a)	0.21%	04/09/13	60,000	60,000,000

Unsec. Bonds	0.25%	07/17/13	50,000	49,998,558

Unsec. Disc. Notes(b)	0.12%	10/02/12	65,000	64,993,283

Unsec. Disc. Notes(b)	0.16%	10/03/12	50,000	49,992,889

Unsec. Disc. Notes(b)	0.12%	10/05/12	75,000	74,991,500

Unsec. Disc. Notes(b)	0.16%	10/10/12	65,000	64,988,733

Unsec. Disc. Notes(b)	0.14%	10/12/12	50,000	49,992,028

Unsec. Disc. Notes(b)	0.12%	10/17/12	60,000	59,990,800

Unsec. Disc. Notes(b)	0.13%	10/17/12	48,020	48,012,146

Unsec. Disc. Notes(b)	0.13%	10/24/12	65,000	64,987,272

Unsec. Disc. Notes(b)	0.16%	10/24/12	50,000	49,988,590

Unsec. Disc. Notes(b)	0.13%	10/26/12	75,000	74,984,875

Unsec. Disc. Notes(b)	0.13%	10/31/12	75,000	74,984,375

Unsec. Disc. Notes(b)	0.13%	11/09/12	56,750	56,736,403

Unsec. Disc. Notes(b)	0.13%	11/14/12	50,000	49,986,639

Unsec. Disc. Notes(b)	0.16%	01/16/13	56,296	56,261,722

Unsec. Disc. Notes(b)	0.16%	01/25/13	52,000	51,966,257

Unsec. Global Bonds	0.16%	10/19/12	45,000	44,998,644

Unsec. Global Bonds	0.19%	10/26/12	50,000	50,003,233

Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,992,811

				1,411,090,179

Federal Home Loan Mortgage Corp. (FHLMC)–16.48%
Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,995,417

Unsec. Disc. Notes(b)	0.13%	10/01/12	50,000	49,994,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.10%	10/02/12	$50,000	$49,995,694

Unsec. Disc. Notes(b)	0.11%	10/03/12	90,000	89,991,200

Unsec. Disc. Notes(b)	0.11%	10/04/12	50,000	49,994,958

Unsec. Disc. Notes(b)	0.12%	10/09/12	60,000	59,992,400

Unsec. Disc. Notes(b)	0.13%	10/09/12	55,715	55,707,357

Unsec. Disc. Notes(b)	0.16%	10/09/12	50,000	49,991,556

Unsec. Disc. Notes(b)	0.18%	10/09/12	50,000	49,990,766

Unsec. Disc. Notes(b)	0.13%	10/22/12	48,800	48,791,013

Unsec. Disc. Notes(b)	0.13%	11/05/12	65,000	64,984,743

Unsec. Disc. Notes(b)	0.13%	11/13/12	65,000	64,982,865

Unsec. Disc. Notes(b)	0.15%	11/13/12	50,000	49,984,792

Unsec. Disc. Notes(b)	0.16%	11/19/12	50,000	49,982,883

Unsec. Disc. Notes(b)	0.15%	11/26/12	50,000	49,981,725

Unsec. Disc. Notes(b)	0.16%	02/11/13	50,000	49,963,777

Unsec. Global Notes	0.52%	11/26/12	65,000	65,050,513

				949,376,242

Federal National Mortgage Association (FNMA)–12.14%
Unsec. Disc. Notes(b)	0.14%	10/03/12	50,000	49,993,778

Unsec. Disc. Notes(b)	0.12%	10/10/12	75,000	74,990,250

Unsec. Disc. Notes(b)	0.10%	10/15/12	65,000	64,992,055

Unsec. Disc. Notes(b)	0.12%	10/15/12	75,000	74,989,000

Unsec. Disc. Notes(b)	0.15%	10/31/12	25,000	24,993,750

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,990,680

Unsec. Disc. Notes(b)	0.13%	11/07/12	49,800	49,788,415

Unsec. Disc. Notes(a)	0.15%	11/21/12	50,000	49,983,125

Unsec. Disc. Notes(b)	0.14%	11/28/12	50,000	49,982,889

Unsec. Disc. Notes(b)	0.14%	01/14/13	50,000	49,973,750

Unsec. Disc. Notes(b)	0.16%	01/16/13	60,000	59,964,608

Unsec. Disc. Notes(b)	0.16%	01/23/13	50,000	49,968,000

Unsec. Disc. Notes(b)	0.16%	02/13/13	50,000	49,963,333

				699,573,633

Overseas Private Investment Corp. (OPIC)–0.87%
Gtd. VRD COP Bonds(c)	0.19%	07/09/26	50,000	50,000,000

Total U.S. Government Sponsored Agency Securities (Cost $3,559,024,004)				3,559,024,004

U.S. Treasury Notes–1.13%
U.S. Treasury Notes (Cost $65,097,848)	1.38%	10/15/12	65,000	65,097,848

TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.90% (Cost $3,624,121,852)				3,624,121,852

			Repurchase
			Amount
Repurchase Agreements–37.10%(d)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	100,002,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)
Bank of Montreal, Term agreement dated 08/16/12, maturing value of $300,075,000 (collateralized by U.S. Treasury obligations valued at $306,000,044; 0.38%-3.63%, 07/31/13-02/15/22)(e)	0.15%	10/15/12	$300,075,000	$300,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $250,005,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,053; 0.45%-1.38%, 02/25/14-08/14/17)	0.19%	09/04/12	170,003,589	170,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $250,112,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,018; 0.35%-6.47%, 09/25/12-06/05/36)(e)	0.18%	11/15/12	250,112,500	250,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,111 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,853; 0%-8.88%, 07/15/13-04/15/30)	0.19%	09/04/12	14,000,296	14,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	44,885,881	44,884,933

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	70,001,556	70,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 06/11/12, aggregate maturing value $350,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,829; 0%-8.20%, 09/04/12-09/15/60)(e)	0.16%	09/10/12	275,110,000	275,000,000

Goldman, Sachs & Co., Agreement dated 08/31/12, maturing value $300,006,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,423; 0%-5.50%, 01/09/14-02/27/32)	0.19%	09/04/12	300,006,333	300,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(e)	0.14%	09/05/12	300,008,167	300,000,000

RBS Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $400,008,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,006,388; 0%-9.38%, 10/15/12-04/15/30)	0.19%	09/04/12	314,006,629	314,000,000

Total Repurchase Agreements (Cost $2,137,884,933)				2,137,884,933

TOTAL INVESTMENTS(f)–100.00% (Cost $5,762,006,785)				5,762,006,785

OTHER ASSETS LESS LIABILITIES–(0.00)%				(146,353)

NET ASSETS–100.00%				$5,761,860,432

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments
August 31, 2012

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–71.25%
Federal Farm Credit Bank (FFCB)–19.25%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.17%	10/19/12	15,000	15,000,000

Bonds(a)	0.31%	10/22/12	15,000	15,002,966

Bonds(a)	0.18%	03/08/13	10,000	9,998,955

Bonds(a)	0.30%	04/11/13	15,000	15,009,215

Bonds(a)	0.18%	06/04/13	14,400	14,398,342

Disc. Notes(b)	0.08%	09/04/12	5,000	4,999,967

Disc. Notes(b)	0.11%	09/27/12	11,000	10,999,126

Disc. Notes(b)	0.11%	10/18/12	5,000	4,999,282

				100,407,853

Federal Home Loan Bank (FHLB)–52.00%
Unsec. Bonds(a)	0.24%	09/17/12	5,000	4,999,956

Unsec. Bonds(a)	0.19%	10/25/12	15,000	15,001,156

Unsec. Bonds(a)	0.21%	01/23/13	10,000	10,000,000

Unsec. Bonds(a)	0.21%	04/09/13	15,000	15,000,000

Unsec. Disc. Notes(b)	0.00%	09/04/12	71,185	71,184,659

Unsec. Disc. Notes(b)	0.11%	09/14/12	15,000	14,999,431

Unsec. Disc. Notes(b)	0.13%	09/17/12	10,000	9,999,422

Unsec. Disc. Notes(b)	0.12%	09/26/12	15,000	14,998,750

Unsec. Disc. Notes(b)	0.12%	10/02/12	10,000	9,998,967

Unsec. Disc. Notes(b)	0.16%	10/03/12	15,000	14,997,867

Unsec. Disc. Notes(b)	0.10%	10/04/12	10,000	9,999,083

Unsec. Disc. Notes(b)	0.10%	10/05/12	15,000	14,998,584

Unsec. Disc. Notes(b)	0.13%	10/10/12	10,000	9,998,592

Unsec. Disc. Notes(b)	0.16%	10/10/12	15,000	14,997,400

Unsec. Disc. Notes(b)	0.12%	10/12/12	10,000	9,998,633

Unsec. Disc. Notes(b)	0.14%	10/17/12	10,000	9,998,211

Unsec. Disc. Notes(b)	0.13%	10/24/12	10,000	9,998,057

Unsec. Disc. Notes(b)	0.13%	10/26/12	10,000	9,997,983

				271,166,751

Total U.S. Government Sponsored Agency Securities (Cost $371,574,604)				371,574,604

U.S. Treasury Securities–28.75%(b)
U.S. Treasury Bills	0.09%	09/13/12	20,000	19,999,400

U.S. Treasury Bills	0.13%	09/17/12	25,000	24,998,544

U.S. Treasury Bills	0.10%	10/04/12	15,000	14,998,625

U.S. Treasury Bills	0.10%	10/25/12	15,000	14,997,716

U.S. Treasury Bills	0.13%	11/08/12	15,000	14,996,288

U.S. Treasury Bills	0.12%	01/03/13	15,000	14,993,929

U.S. Treasury Bills	0.12%	01/10/13	15,000	14,993,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)
U.S. Treasury Bills	0.13%	01/17/13	$15,000	$14,992,353

U.S. Treasury Bills	0.12%	01/24/13	15,000	14,992,992

Total U.S. Treasury Securities (Cost $149,963,270)				149,963,270

TOTAL INVESTMENTS(c)–100.00% (Cost $521,537,874)				521,537,874

OTHER ASSETS LESS LIABILITIES–0.00%				20,042

NET ASSETS–100.00%				$521,557,916

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.64%
Alabama–1.61%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$2,112	$2,112,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.14%	04/01/28	10,000	10,000,000

				12,112,000

Arizona–2.78%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.21%	08/01/15	7,445	7,445,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/37	13,425	13,425,000

				20,870,000

Colorado–5.23%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	07/01/34	2,025	2,025,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-family RB (CEP–FNMA)(a)	0.17%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	07/01/21	4,370	4,370,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.19%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	1.04%	12/01/30	9,250	9,250,000

				39,335,000

Delaware–1.30%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/36	9,800	9,800,000

District of Columbia–3.41%
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	01/01/29	5,600	5,600,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	06/01/27	20,000	20,000,000

				25,600,000

Florida–6.62%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.18%	11/15/35	10,990	10,990,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.18%	04/01/17	2,275	2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	$2,400	$2,399,575

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/20	2,525	2,525,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.17%	07/01/32	13,000	13,000,000

St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	06/01/33	10,500	10,500,000

				49,744,575

Georgia–6.18%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	7,890	7,890,000

Georgia (State of); Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	4,630	4,659,570

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	06/15/25	4,100	4,100,000

Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/13	1,000	1,019,920

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	07/01/24	2,700	2,700,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	01/01/36	10,000	10,000,000

Richmond (County of) Board of Education; Series 2007, Sales Unlimited Tax GO Bonds (CEP–Georgia State Aid Intercept Program)	5.00%	10/01/12	2,440	2,449,578

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.17%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.14%	06/01/25	500	500,000

				46,424,068

Idaho–0.81%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,088,554

Illinois–6.49%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.20%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	06/01/36	6,940	6,940,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/30	14,845	14,845,000

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,013,468

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.18%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	3,850	3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.55%	11/01/24	$1,120	$1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.17%	10/01/33	4,850	4,850,000

				48,778,468

Indiana–6.60%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	04/01/36	7,150	7,150,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.27%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/32	9,260	9,260,000

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.15%	06/01/40	3,000	3,000,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	02/01/25	1,835	1,835,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/38	14,000	14,000,000

Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,558,269

				49,603,269

Iowa–0.55%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.15%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/16/13	1,800	1,820,836

				4,150,836

Kansas–0.47%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.17%	03/01/31	3,500	3,500,000

Maryland–2.07%
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,128,010

Maryland (State of) Department of Transportation; Second Series 2008, Consolidated Transportation RB	4.00%	09/01/12	2,375	2,375,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	4,970	4,970,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,075	2,075,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	4,990	4,990,000

				15,538,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–0.67%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	04/01/28	$5,050	$5,050,000

Michigan–1.98%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/38	10,000	10,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.18%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	09/01/25	1,380	1,380,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	05/01/31	600	600,000

Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,280,739

				14,875,739

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.20%	04/01/37	5,835	5,835,000

Mississippi–0.83%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.19%	12/01/30	1,000	1,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.17%	05/01/35	5,220	5,220,000

				6,220,000

Missouri–3.89%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.42%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)(a)	0.15%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.17%	11/01/21	1,805	1,805,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.20%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.20%	12/01/15	3,950	3,950,000

				29,265,000

Nevada–0.93%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	12/01/39	7,000	7,000,000

New Hampshire–2.91%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	09/01/37	980	980,000

				21,855,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.50%
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	$3,690	$3,778,230

New York–1.52%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/01/32	7,925	7,925,000

Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.15%	11/01/31	3,500	3,500,000

				11,425,000

North Carolina–3.05%
New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,008,044

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	1,405	1,405,000

North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,047,821

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/28	4,635	4,635,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.15%	12/01/36	9,700	9,700,000

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,071,521

Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,028,215

				22,895,601

Ohio–3.53%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	06/01/35	8,045	8,045,000

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/21	10,000	10,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,505	8,505,000

				26,550,000

Pennsylvania–6.55%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.18%	07/15/21	8,500	8,500,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	09/01/18	2,305	2,305,000

Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD Health System RB(a)	0.16%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	09/01/28	7,625	7,625,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.20%	07/01/38	16,303	16,303,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	04/01/20	1,800	1,800,000

				49,213,000

South Carolina–0.43%
Spartanburg County School District No. 7; Series 2012, Unlimited Tax GO Bonds (CEP–South Carolina School District Credit Enhancement Program)	4.00%	09/01/12	3,225	3,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–2.32%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	$1,375	$1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	10,000	10,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/33	4,750	4,750,000

Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,315,537

				17,440,537

Texas–13.39%
Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,164,464

Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.21%	10/15/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.19%	10/18/12	3,500	3,500,000

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	01/01/41	19,000	19,000,000

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	3,400	3,420,196

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,133,310

Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/13	2,130	2,157,176

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,351,648

Series 2012, Limited Tax Notes	1.50%	02/01/13	2,705	2,719,644

Series 2012, Ref. General Improvement Limited Tax GO Bonds	2.00%	02/01/13	2,210	2,226,608

Tarrant Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	01/01/13	3,500	3,555,780

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	9,000	9,203,539

				100,622,365

Utah–0.75%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.27%	06/01/21	2,500	2,500,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.22%	04/01/42	3,125	3,125,000

				5,625,000

Virginia–2.51%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,017,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	$990	$990,000

Virginia (State of) College Building Authority (Washington & Lee University); Series 2006, Educational Facilities RB	5.00%	01/01/13	1,065	1,082,025

				18,844,669

Washington–1.38%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	500	500,000

Shoreline School District No. 412; Series 2010, Unlimited Tax GO Bonds (CEP–Washington State School District Guaranty Program)	2.00%	12/01/12	2,500	2,511,345

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	10/01/30	3,000	3,000,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,450	1,450,000

Washington (State of); Series 2010 C, Ref. Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	01/01/13	2,850	2,895,545

				10,356,890

West Virginia–0.91%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–5.96%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.17%	10/01/42	5,260	5,260,000

Madison Area Technical College District; Serioes 2011-12 C, Unlimited GO Promissory Notes	1.50%	09/01/12	3,610	3,610,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	06/01/37	4,890	4,890,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.60%	07/01/14	730	730,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/32	9,000	9,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.27%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	05/01/30	19,300	19,300,000

				44,790,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	11/01/24	5,460	5,460,000

TOTAL INVESTMENTS(f)(g)–99.64% (Cost $748,671,811)				748,671,811

OTHER ASSETS LESS LIABILITIES–0.36%				2,737,806

NET ASSETS–100.00%				$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $37,150,000, which represented 4.94% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	22.6%

PNC Bank, N.A.	9.7

Federal Home Loan Mortgage Corp.	8.5

US Bank, N.A.	8.2

Federal National Mortgage Association	7.8

Wells Fargo Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$15,916,693,509	$2,246,233,771	$7,347,101,210	$3,624,121,852	$521,537,874	$748,671,811

Repurchase agreements, at value and cost	3,566,810,454	849,057,955	7,834,059,907	2,137,884,933	—	—

Total investments, at value and cost	19,483,503,963	3,095,291,726	15,181,161,117	5,762,006,785	521,537,874	748,671,811

Cash	—	—	—	—	—	1,189,510

Receivable for:
Investments sold	4,280,268	1,210,046	—	—	—	1,095,043

Interest	6,285,248	66,934	4,162,168	884,204	39,832	755,918

Fund expenses absorbed	399,698	141,976	1,263,067	513,115	115,111	98,217

Investment for trustee deferred compensation and retirement plans	552,925	260,336	264,177	109,648	51,022	98,198

Other assets	27,512	150,088	34,505	47,295	21,832	66,912

Total assets	19,495,049,614	3,097,121,106	15,186,885,034	5,763,561,047	521,765,671	751,975,609

Liabilities:
Payable for:
Amount due custodian	5,683	—	—	—	—	—

Dividends	2,421,467	158,779	265,660	116,265	8,384	13,181

Accrued fees to affiliates	588,542	192,627	1,186,775	526,259	23,840	84,347

Accrued operating expenses	323,824	72,277	250,378	120,430	49,556	45,613

Trustee deferred compensation and retirement plans	3,666,879	1,165,361	1,945,961	937,661	125,975	422,851

Total liabilities	7,006,395	1,589,044	3,648,774	1,700,615	207,755	565,992

Net assets applicable to shares outstanding	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

Net assets consist of:
Shares of beneficial interest	$19,486,042,693	$3,094,866,442	$15,182,571,785	$5,761,237,722	$521,546,656	$751,538,391

Undistributed net investment income	2,367,212	371,127	664,475	622,710	11,260	(50,202)

Undistributed net realized gain (loss)	(366,686)	294,493	—	—	—	(78,572)

	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,051,708,064	$2,337,469,490	$7,014,482,169	$3,772,428,968	$431,857,187	$495,297,303

Private Investment Class	$372,458,444	$159,749,829	$808,131,243	$382,019,031	$38,425,752	$95,843,016

Personal Investment Class	$102,628,198	$72,420,073	$126,917,087	$13,558,331	$4,544,977	$2,749,858

Cash Management Class	$785,901,066	$358,386,710	$4,929,501,168	$673,598,417	$33,449,333	$76,483,205

Reserve Class	$97,223,996	$16,390,370	$25,205,659	$264,285,724	$1,350,816	$25,359,632

Resource Class	$141,084,853	$54,460,615	$276,388,407	$150,944,205	$11,919,838	$28,356,958

Corporate Class	$1,937,038,598	$96,654,975	$2,002,610,527	$505,025,756	$10,013	$27,319,645

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,050,148,618	2,338,010,919	7,014,073,468	3,772,103,621	431,809,821	495,294,352

Private Investment Class	372,407,076	159,831,346	808,023,603	381,958,171	38,446,666	95,827,568

Personal Investment Class	102,619,113	72,364,571	126,830,860	13,554,275	4,545,581	2,746,166

Cash Management Class	785,607,312	358,374,175	4,928,901,950	673,505,025	33,446,329	76,506,514

Reserve Class	97,224,950	16,391,351	25,187,006	264,284,527	1,349,127	25,355,526

Resource Class	141,051,584	54,432,325	276,324,534	150,898,372	11,917,179	28,354,353

Corporate Class	1,936,983,537	96,640,187	2,002,666,370	504,980,406	10,014	27,320,220

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$53,228,375	$5,891,542	$15,168,720	$10,641,223	$713,969	$1,560,972

Expenses:
Advisory fees	27,708,650	4,473,828	23,891,974	8,428,024	1,188,203	1,880,097

Administrative services fees	1,059,091	592,650	982,757	757,759	241,955	242,379

Custodian fees	718,215	125,568	645,207	301,477	40,026	33,009

Distribution fees:
Private Investment Class	2,257,421	1,091,769	3,830,654	2,268,716	175,094	445,935

Personal Investment Class	763,248	638,840	1,213,917	106,963	35,071	26,213

Cash Management Class	837,246	428,340	6,764,499	1,492,054	33,738	104,666

Reserve Class	1,034,960	92,368	800,866	2,244,401	20,786	249,627

Resource Class	319,175	72,085	559,781	456,797	29,630	46,435

Corporate Class	482,395	28,065	756,615	327,287	3,298	10,383

Transfer agent fees	1,662,519	268,430	1,425,737	717,532	73,188	73,354

Trustees’ and officers’ fees and benefits	1,068,071	177,674	882,292	496,042	60,044	64,495

Other	753,791	234,907	619,953	392,197	166,900	159,760

Total expenses	38,664,782	8,224,524	42,374,252	17,989,249	2,067,933	3,336,353

Less: Fees waived and expenses reimbursed	(10,593,501)	(4,456,757)	(30,444,222)	(9,086,786)	(1,517,648)	(2,250,323)

Net expenses	28,071,281	3,767,767	11,930,030	8,902,463	550,285	1,086,030

Net investment income	25,157,094	2,123,775	3,238,690	1,738,760	163,684	474,942

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	(293,864)	294,493	50,407	27,193	13,675	—

Net increase in net assets resulting from operations	$24,863,230	$2,418,268	$3,289,097	$1,765,953	$177,359	$474,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2012 and 2011

	Liquid Assets Portfolio		STIC Prime Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$25,157,094	$30,037,490	$2,123,775	$2,389,704

Net realized gain (loss)	(293,864)	(58,293)	294,493	—

Net increase in net assets resulting from operations	24,863,230	29,979,197	2,418,268	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(22,653,197)	(25,064,971)	(1,970,544)	(1,914,692)

Private Investment Class	(91,059)	(104,657)	(159,676)	(61,778)

Personal Investment Class	(20,510)	(20,916)	(56,186)	(18,886)

Cash Management Class	(549,401)	(1,808,242)	(298,814)	(214,666)

Reserve Class	(20,900)	(22,045)	(5,540)	(1,386)

Resource Class	(32,103)	(45,485)	(22,143)	(20,695)

Corporate Class	(1,891,596)	(2,971,174)	(75,876)	(157,601)

Total distributions from net investment income	(25,258,766)	(30,037,490)	(2,588,779)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	811,900,804	(1,076,951,392)	445,421,945	39,264,332

Private Investment Class	(129,163,894)	(207,822,434)	(107,860,105)	(39,362,727)

Personal Investment Class	(5,049,935)	(3,795,941)	(12,026,107)	(4,527,089)

Cash Management Class	(781,536,081)	(1,059,890,679)	(93,221,563)	229,414

Reserve Class	6,998,794	(18,744,717)	9,601,823	(1,245,728)

Resource Class	(35,990,962)	(84,339,783)	25,248,010	(121,895,207)

Corporate Class	78,500,235	(1,816,634,825)	(5,973,384)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(54,341,039)	(4,268,179,771)	261,190,619	(296,515,682)

Net increase (decrease) in net assets	(54,736,575)	(4,268,238,064)	261,020,108	(296,515,682)

Net Assets:
Beginning of year	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of year*	$19,488,043,219	$19,542,779,794	$3,095,532,062	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,367,212	$2,549,244	$371,127	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

			Government &
	Treasury Portfolio		Agency Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$3,238,690	$3,552,436	$1,738,760	$3,103,073

Net realized gain	50,407	495,071	27,193	104,979

Net increase in net assets resulting from operations	3,289,097	4,047,507	1,765,953	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(1,086,755)	(1,646,245)	(1,033,531)	(2,277,120)

Private Investment Class	(155,889)	(169,870)	(91,310)	(100,807)

Personal Investment Class	(32,903)	(36,476)	(2,868)	(2,934)

Cash Management Class	(1,375,936)	(1,131,781)	(300,323)	(250,978)

Reserve Class	(16,233)	(19,409)	(45,177)	(20,083)

Resource Class	(56,850)	(67,747)	(45,960)	(53,861)

Corporate Class	(514,124)	(480,896)	(219,591)	(397,290)

Total distributions from net investment income	(3,238,690)	(3,552,424)	(1,738,760)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,035)	—	(102,825)	—

Private Investment Class	(39,886)	—	(10,470)	—

Personal Investment Class	(9,672)	—	(306)	—

Cash Management Class	(395,770)	—	(29,914)	—

Reserve Class	(10,974)	—	(2,991)	—

Resource Class	(14,691)	—	(5,506)	—

Corporate Class	(198,001)	—	(23,010)	—

Total distributions from net realized gains	(935,029)	—	(175,022)	—

Share transactions–net:
Institutional Class	1,834,112,962	649,938,568	(1,883,220,830)	1,112,658,773

Private Investment Class	(36,853,689)	60,672,576	(167,828,533)	(8,156,568)

Personal Investment Class	(58,382,432)	11,874,463	(1,134,450)	710,512

Cash Management Class	(1,449,829,654)	1,099,901,588	(1,000,924,066)	631,644,460

Reserve Class	(123,454,493)	96,918,581	193,913,087	(113,478,371)

Resource Class	(17,144,597)	(115,864,624)	(121,226,628)	(21,992,305)

Corporate Class	146,476,752	302,491,390	(839,234,410)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	294,924,849	2,105,932,542	(3,819,655,830)	1,775,574,098

Net increase (decrease) in net assets	294,040,227	2,106,427,625	(3,819,803,659)	1,775,679,077

Net Assets:
Beginning of year	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of year*	$15,183,236,260	$14,889,196,033	$5,761,860,432	$9,581,664,091

* Includes accumulated undistributed net investment income	$664,475	$1,298,049	$622,710	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

	Government		Tax-Free
	TaxAdvantage		Cash Reserve
	Portfolio		Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$163,684	$168,055	$474,942	$392,676

Net realized gain (loss)	13,675	7,379	—	(5,583)

Net increase in net assets resulting from operations	177,359	175,434	474,942	387,093

Distributions to shareholders from net investment income:
Institutional Class	(143,288)	(142,820)	(313,662)	(330,463)

Private Investment Class	(7,051)	(14,193)	(49,272)	(19,378)

Personal Investment Class	(941)	(1,623)	(2,080)	(998)

Cash Management Class	(6,788)	(4,994)	(62,337)	(28,288)

Reserve Class	(417)	(361)	(14,456)	(3,845)

Resource Class	(2,984)	(3,464)	(12,162)	(6,551)

Corporate Class	(2,215)	(600)	(20,973)	(3,153)

Total distributions from net investment income	(163,684)	(168,055)	(474,942)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,065)	—	—	—

Personal Investment Class	(479)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(238)	—	—	—

Resource Class	(1,098)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,996)	—	—	—

Share transactions–net:
Institutional Class	55,882,200	200,326,458	(6,724,666)	(177,058,455)

Private Investment Class	(9,209,433)	19,214,381	(3,000,673)	(20,076,002)

Personal Investment Class	(255,316)	(1,793,379)	(1,467,962)	(3,296,510)

Cash Management Class	(5,916,215)	29,558,474	(29,853,031)	(21,918,412)

Reserve Class	477,453	30,018	7,073,577	3,542,784

Resource Class	(5,164,314)	5,924,443	3,754,782	(19,053,694)

Corporate Class	(50,832,006)	44,832,018	(634,156)	27,240,936

Net increase (decrease) in net assets resulting from share transactions	(15,017,631)	298,092,413	(30,852,129)	(210,619,353)

Net increase (decrease) in net assets	(15,051,952)	298,099,792	(30,852,129)	(210,624,936)

Net Assets:
Beginning of year	536,609,868	238,510,076	782,261,746	992,886,682

End of year*	$521,557,916	$536,609,868	$751,409,617	$782,261,746

* Includes accumulated undistributed net investment income (loss)	$11,260	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2012

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

46        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with a Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

47        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the year ended August 31, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,094,863	$—

STIC Prime Portfolio	1,692,827	615,590

Treasury Portfolio	6,142,097	10,375,793

Government & Agency Portfolio	—	2,216,867

Government TaxAdvantage Portfolio	598,783	621,250

Tax-Free Cash Reserve Portfolio	404,923	962,141

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$775,594	$429,070	$87	$768,847	$116,550	N/A

STIC Prime Portfolio	605,933	446,038	238,761	77,408	46,569	$14,473

Treasury Portfolio	2,298,393	890,206	5,411,600	696,754	447,825	756,615

Government & Agency Portfolio	1,356,809	78,303	1,183,229	1,949,877	363,573	320,577

Government TaxAdvantage Portfolio	87,547	9,352	6,746	2,702	5,926	N/A

Tax-Free Cash Reserve Portfolio	222,968	19,223	83,732	217,175	37,148	10,383

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

48        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$902,967	$203,533	$167,449	$134,541	N/A	N/A

STIC Prime Portfolio	436,708	170,357	85,668	12,008	$14,417	N/A

Treasury Portfolio	1,532,261	323,711	1,352,899	104,112	111,956	N/A

Government & Agency Portfolio	907,486	28,523	298,411	291,772	91,359	N/A

Government TaxAdvantage Portfolio	87,547	25,719	26,990	18,084	23,704	$3,298

Tax-Free Cash Reserve Portfolio	222,968	6,990	20,933	32,452	9,287	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,483,503,963	$—	$19,483,503,963

STIC Prime Portfolio	—	3,095,291,726	—	3,095,291,726

Treasury Portfolio	—	15,181,161,117	—	15,181,161,117

Government & Agency Portfolio	—	5,762,006,785	—	5,762,006,785

Government TaxAdvantage Portfolio	—	521,537,874	—	521,537,874

Tax-Free Cash Reserve Portfolio	—	748,671,811	—	748,671,811

49        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$887,545,074	$1,047,028,115	$—

STIC Prime Portfolio	307,924,126	303,594,357	—

Tax-Free Cash Reserve Portfolio	987,447,767	816,194,492	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2012 and 2011:

	2012	2011

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$25,258,766	$30,037,490

STIC Prime Portfolio	2,588,779	2,389,704

Treasury Portfolio	4,173,719	3,552,424

Government & Agency Portfolio	1,913,782	3,103,073

Government TaxAdvantage Portfolio	211,680	168,055

Tax-Free Cash Reserve Portfolio	474,942	392,676

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary		Shares of
	Ordinary	Book/Tax	Capital Loss	Beneficial	Total
	Income	Differences	Carryforward	Interest	Net Assets

Liquid Assets Portfolio	$5,960,304	$(3,593,092)	$(366,686)	$19,486,042,693	$19,488,043,219

STIC Prime Portfolio	1,796,240	(1,130,620)	—	3,094,866,442	3,095,532,062

Treasury Portfolio	2,575,181	(1,910,706)	—	15,182,571,785	15,183,236,260

Government & Agency Portfolio	1,545,740	(923,030)	—	5,761,237,722	5,761,860,432

Government TaxAdvantage Portfolio	130,426	(119,166)	—	521,546,656	521,557,916

Tax-Free Cash Reserve Portfolio	359,545	(409,747)	(78,572)	751,538,391	751,409,617

50        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term
					Not Subject to	Not Subject to
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Expiration	Expiration	Total*

Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and excise tax disallowed, on August 31, 2012. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$(80,360)	$(14,528)	$94,888

STIC Prime Portfolio	(221,522)	—	221,522

Treasury Portfolio	(633,574)	510,139	123,435

Government & Agency Portfolio	(42,856)	42,851	5

Government TaxAdvantage Portfolio	(35,908)	26,942	8,966

51        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	89,348,642,488	$89,348,642,488	114,974,747,244	$114,974,747,244

Private Investment Class	1,457,491,082	1,457,491,082	2,097,458,780	2,097,458,780

Personal Investment Class	394,000,581	394,000,581	583,984,515	583,984,515

Cash Management Class	4,943,022,425	4,943,022,425	17,713,105,743	17,713,105,743

Reserve Class	798,059,349	798,059,349	576,444,353	576,444,353

Resource Class	949,447,727	949,447,727	1,578,904,039	1,578,904,039

Corporate Class	14,036,015,335	14,036,015,335	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	7,977,164	7,977,164	11,043,998	11,043,998

Private Investment Class	28,241	28,241	37,630	37,630

Personal Investment Class	16,939	16,939	16,453	16,453

Cash Management Class	243,762	243,762	1,152,856	1,152,856

Reserve Class	20,656	20,656	22,368	22,368

Resource Class	31,545	31,545	50,434	50,434

Corporate Class	652,399	652,399	1,304,161	1,304,161

Reacquired:
Institutional Class	(88,544,718,848)	(88,544,718,848)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(1,586,683,217)	(1,586,683,217)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(399,067,455)	(399,067,455)	(587,796,909)	(587,796,909)

Cash Management Class	(5,724,802,268)	(5,724,802,268)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(791,081,211)	(791,081,211)	(595,211,438)	(595,211,438)

Resource Class	(985,470,234)	(985,470,234)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(13,958,167,499)	(13,958,167,499)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(54,341,039)	$(54,341,039)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 28% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

52        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,818,749,285	$8,818,749,285	8,894,152,113	$8,894,152,113

Private Investment Class	1,646,112,321	1,646,112,321	2,199,271,995	2,199,271,995

Personal Investment Class	2,023,470,801	2,023,470,801	2,117,878,669	2,117,878,669

Cash Management Class	2,918,490,012	2,918,490,012	2,929,112,525	2,929,112,525

Reserve Class	59,987,205	59,987,205	68,100,033	68,100,033

Resource Class	120,292,226	120,292,226	635,057,207	635,057,207

Corporate Class	956,434,075	956,434,075	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	522,849	522,849	725,692	725,692

Private Investment Class	90,389	90,389	33,359	33,359

Personal Investment Class	44,770	44,770	15,323	15,323

Cash Management Class	157,787	157,787	106,092	106,092

Reserve Class	4,815	4,815	436	436

Resource Class	18,083	18,083	6,389	6,389

Corporate Class	73,178	73,178	169,477	169,477

Reacquired:
Institutional Class	(8,373,850,189)	(8,373,850,189)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(1,754,062,815)	(1,754,062,815)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(2,035,541,678)	(2,035,541,678)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(3,011,869,362)	(3,011,869,362)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(50,390,197)	(50,390,197)	(69,346,197)	(69,346,197)

Resource Class	(95,062,299)	(95,062,299)	(756,958,803)	(756,958,803)

Corporate Class	(962,480,637)	(962,480,637)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	261,190,619	$261,190,619	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Additionally, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

53        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	25,684,885,613	$25,684,885,613	26,030,423,281	$26,030,423,281

Private Investment Class	6,307,904,112	6,307,904,112	5,499,203,569	5,499,203,569

Personal Investment Class	1,107,149,443	1,107,149,443	1,649,945,502	1,649,945,502

Cash Management Class	36,590,448,616	36,590,448,616	37,920,690,992	37,920,690,992

Reserve Class	550,118,652	550,118,652	657,687,537	657,687,537

Resource Class	438,220,116	438,220,116	1,127,136,815	1,127,136,815

Corporate Class	18,985,530,640	18,985,530,640	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	692,335	692,335	583,687	583,687

Private Investment Class	45,128	45,128	37,590	37,590

Personal Investment Class	41,597	41,597	34,938	34,938

Cash Management Class	199,968	199,968	152,156	152,156

Reserve Class	21,779	21,779	13,566	13,566

Resource Class	30,503	30,503	40,664	40,664

Corporate Class	281,122	281,122	151,996	151,996

Reacquired:
Institutional Class	(23,851,464,986)	(23,851,464,986)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(6,344,802,929)	(6,344,802,929)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(1,165,573,472)	(1,165,573,472)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(38,040,478,238)	(38,040,478,238)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(673,594,924)	(673,594,924)	(560,782,522)	(560,782,522)

Resource Class	(455,395,216)	(455,395,216)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(18,839,335,010)	(18,839,335,010)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	294,924,849	$294,924,849	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	50,116,831,608	$50,116,831,608	61,611,815,820	$61,611,815,820

Private Investment Class	1,978,700,678	1,978,700,678	2,549,756,494	2,549,756,494

Personal Investment Class	101,374,961	101,374,961	63,367,177	63,367,177

Cash Management Class	11,662,178,713	11,662,178,713	7,338,150,426	7,338,150,426

Reserve Class	638,520,807	638,520,807	365,919,015	365,919,015

Resource Class	1,474,848,113	1,474,848,113	2,088,493,367	2,088,493,367

Corporate Class	8,152,323,225	8,152,323,225	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	624,554	624,554	1,388,120	1,388,120

Private Investment Class	17,647	17,647	21,179	21,179

Personal Investment Class	109	109	269	269

Cash Management Class	125,442	125,442	173,309	173,309

Reserve Class	16,199	16,199	1,867	1,867

Resource Class	31,833	31,833	40,787	40,787

Corporate Class	103,232	103,232	191,614	191,614

Reacquired:
Institutional Class	(52,000,676,992)	(52,000,676,992)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(2,146,546,858)	(2,146,546,858)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(102,509,520)	(102,509,520)	(62,656,934)	(62,656,934)

Cash Management Class	(12,663,228,221)	(12,663,228,221)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(444,623,919)	(444,623,919)	(479,399,253)	(479,399,253)

Resource Class	(1,596,106,574)	(1,596,106,574)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(8,991,660,867)	(8,991,660,867)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(3,819,655,830)	$(3,819,655,830)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

55        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,731,626,851	$3,731,626,851	2,711,332,476	$2,711,332,476

Private Investment Class	253,690,624	253,690,624	437,193,566	437,193,566

Personal Investment Class	10,327,891	10,327,891	88,578,959	88,578,959

Cash Management Class	43,621,575	43,621,575	43,825,246	43,825,246

Reserve Class	3,860,999	3,860,999	6,204,928	6,204,928

Resource Class	17,935,727	17,935,727	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	147,439	147,439	128,424	128,424

Private Investment Class	4,337	4,337	3,850	3,850

Cash Management Class	10,599	10,599	4,412	4,412

Reserve Class	645	645	315	315

Resource Class	3,478	3,478	2,702	2,702

Corporate Class	2,178	2,178	67	67

Reacquired:
Institutional Class	(3,675,892,090)	(3,675,892,090)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(262,904,394)	(262,904,394)	(417,983,035)	(417,983,035)

Personal Investment Class	(10,583,207)	(10,583,207)	(90,372,338)	(90,372,338)

Cash Management Class	(49,548,389)	(49,548,389)	(14,271,184)	(14,271,184)

Reserve Class	(3,384,191)	(3,384,191)	(6,175,225)	(6,175,225)

Resource Class	(23,103,519)	(23,103,519)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase (decrease) in share activity	(15,017,631)	$(15,017,631)	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,171,103,042	$1,171,103,042	1,598,415,148	$1,598,415,148

Private Investment Class	235,527,922	235,527,922	189,820,412	189,820,412

Personal Investment Class	5,675,300	5,675,300	7,217,382	7,217,382

Cash Management Class	338,249,957	338,249,957	738,707,920	738,707,920

Reserve Class	83,892,175	83,892,175	37,462,640	37,462,640

Resource Class	42,838,775	42,838,775	7,155,166,244	7,155,166,244

Corporate Class	112,780,460	112,780,460	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	62,811	62,811	66,383	66,383

Private Investment Class	29,076	29,076	14,993	14,993

Personal Investment Class	822	822	314	314

Cash Management Class	46,142	46,142	20,854	20,854

Reserve Class	14,273	14,273	3,752	3,752

Resource Class	10,887	10,887	5,421	5,421

Corporate Class	20,706	20,706	2,633	2,633

Reacquired:
Institutional Class	(1,177,890,519)	(1,177,890,519)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(238,557,671)	(238,557,671)	(209,911,407)	(209,911,407)

Personal Investment Class	(7,144,084)	(7,144,084)	(10,514,206)	(10,514,206)

Cash Management Class	(368,149,130)	(368,149,130)	(760,647,186)	(760,647,186)

Reserve Class	(76,832,871)	(76,832,871)	(33,923,608)	(33,923,608)

Resource Class	(39,094,880)	(39,094,880)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(113,435,322)	(113,435,322)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	(30,852,129)	$(30,852,129)	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$102,628	0.27	%(c)	0.93	%(c)	0.02	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27		0.92		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	111,477	0.31		0.93		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.78	145,663	0.66		0.96		0.67
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.23	118,757	0.67		0.92		3.09

STIC Prime Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15	(c)	0.95	(c)	0.05	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22		0.94		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25		0.94		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.54	181,407	0.56		0.98		0.54
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.06	406,065	0.67		0.93		2.91

Treasury Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08	(c)	0.93	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12		0.93		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15		0.93		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	211,723	0.45		0.95		0.07
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.37	471,083	0.67		0.93		2.11

Government & Agency Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10	(c)	0.88	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15		0.88		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21		0.88		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	17,752	0.57		0.90		0.17
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.86	29,764	0.67		0.89		2.73

Government TaxAdvantage Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07	(c)	0.97	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11		1.01		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15		1.01		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	12,117	0.47		1.05		0.19
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.71	11,245	0.67		0.99		2.75

Tax-Free Cash Reserve Portfolio
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13	(c)	1.05	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26		1.04		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29		1.04		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.55	7,414	0.67		1.06		0.64
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.49	40,145	0.77	(d)	1.00	(d)	1.21	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	2.71	34,464	0.77		1.00		2.68

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $101,766, $85,179, $161,855, $14,262, $4,676 and $3,495 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

58        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Personal Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Personal Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Personal Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 23, 2012
Houston, Texas

59        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Personal Investment Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.31	$1,023.83	$1.32	0.26%

STIC Prime Portfolio	1,000.00	1,000.40	0.75	1,024.38	0.76	0.15

Treasury Portfolio	1,000.00	1,000.10	0.50	1,024.63	0.51	0.10

Government & Agency Portfolio	1,000.00	1,000.10	0.65	1,024.48	0.66	0.13

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.35	1,024.78	0.36	0.07

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.80	1,024.33	0.81	0.16

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2012, through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

60        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and

61        Short-Term Investments Trust

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

62        Short-Term Investments Trust

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that each Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio and Liquid Assets Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

Government TaxAdvantage Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

63        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2012:

Federal and State Income Tax

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.83%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	40.64%	0.00%

Government & Agency Portfolio	0.00%	0.00%	1.13%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	12.65%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified	Qualified
	Short-Term	Interest
	Gains	Income**

Liquid Assets Portfolio	$—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	424,890	100%

Government & Agency Portfolio	132,172	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

64        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	129	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	129	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3]– 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	147	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Invesco Fund Complex.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	129	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer	147	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	129	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	129	Chairman, Board of Governors, Western Golf Association, Chairman-elect, Evans Scholars Foundation and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	147	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	129	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	129	Insperity (formerly known as Administaff)

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	129	Director, Reich & Tang Funds (6 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	129	None

Larry Soll — 1942 Trustee	2003	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	129	None

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees—(continued)

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago	147	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	129	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

Number of
Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Other Officers—(continued)

Lisa O. Brinkley — 1959 Vice President	2004	Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-AR-6	Invesco Distributors, Inc.

Private Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2012

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
40	Financial Statements
46	Notes to Financial Statements
58	Financial Highlights
59	Auditor’s Report
60	Fund Expenses
61	Approval of Investment Advisory and Sub-Advisory Agreements
64	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Private Investment Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2012. Thank you for investing with us.
      Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Economic uncertainty prevailed in the US and Europe during the 12 months covered by this report.
      The economic recovery in the US seemed to gather momentum earlier in 2012, but confidence began to wane amid growing concern about the domestic impact of the eurozone debt crisis. Gross domestic product (GDP), the broadest measure of overall US economic activity, grew at annualized rates of 1.3% and 4.1% in the third and fourth quarters of 2011, respectively, but slowed in the first half of 2012.1 And while the unemployment rate trended lower during the reporting period, it remained elevated above 8.0%.2
     The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, although it extended the horizon for maintaining this rate from 2013 to late 2014.3 In the fall of 2011, the Fed announced Operation Twist, in which the Fed would sell short-dated Treasury securities with maturities of three years or less and use the proceeds to buy $400 billion3 in longer-dated bonds with maturities of six to 30 years in an effort to push down long-term interest rates. As the economic recovery continued to falter, the Fed announced in June 2012 that it would extend Operation Twist another six months, through the end of the year. With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     No significant progress was made during the reporting period in resolving the ongoing eurozone debt crisis. The effects of the European Central Bank’s efforts to shore up European banks through the roughly €1 trillion Long-Term Refinancing Operation4 quickly dissipated, leaving some of Europe’s largest economies vulnerable to financial turmoil. Even as concerns intensified about a potential Greek exit from the monetary union and a €100 billion4 bailout for Spain, Europe’s fourth-largest economy,4 European leaders worked tirelessly to contain the crisis by strengthening emergency and bailout funds in an effort to foster a stronger monetary union.
Invesco Fixed Income’s strength and experience
For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1 Source: Bureau of Economic Analysis
2 Source: Bureau of Labor Statistics
3 Source: US Federal Reserve
4 Source: Reuters
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2 Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3 Short-Term Investments Trust

Fund data

Private Investment Class data as of 8/31/12
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	31 - 48 days	38 days	53 days	$372.4 million

STIC Prime	13 - 30 days	19 days	19 days	159.7 million

Treasury	28 - 48 days	43 days	43 days	808.1 million

Government & Agency	24 - 49 days	39 days	56 days	382.0 million

Government TaxAdvantage	21 - 46 days	37 days	65 days	38.4 million

Tax-Free Cash Reserve	17 - 28 days	28 days	28 days	95.8 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
      The Fund invests in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
      The Fund invests in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
     The Fund invests in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
4 Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/12
	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1-15	1-3, 5-15	6, 8-10, 12	6, 8-10, 12, 14	6, 8-10, 14	1-3, 5-11, 13, 15

1 - 7	45.6%	41.6%	52.2%	48.1%	30.8%	87.8%

8 - 30	11.9	29.2	0.7	0.4	21.3	0.0

31 - 60	14.8	29.2	17.1	28.5	31.6	1.7

61 - 90	12.1	0.0	11.5	13.0	2.9	0.8

91 - 180	15.0	0.0	18.5	9.0	13.4	5.0

181+	0.6	0.0	0.0	1.0	0.0	4.7
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Counterparty risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

2	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

3	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

4	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

5	Industry focus risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

6	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

7	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

8	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

9	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

10	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

11	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

12	Repurchase agreement risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

13	Synthetic securities risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

14	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–43.58%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.31%
Atlantis One Funding Corp.(b)(c)	0.22%	09/07/12	$100,000	$99,996,333

Atlantis One Funding Corp.(b)(c)	0.32%	12/04/12	200,000	199,832,889

Atlantis One Funding Corp.(b)(c)	0.42%	01/02/13	150,000	149,784,750

				449,613,972

Asset-Backed Securities–Consumer Receivables–2.44%
Old Line Funding, LLC(b)	0.20%	09/05/12	100,000	99,997,778

Old Line Funding, LLC(b)	0.31%	01/17/13	80,963	80,866,789

Old Line Funding, LLC(b)	0.35%	01/08/13	70,000	69,912,208

Old Line Funding, LLC(b)	0.35%	01/15/13	100,000	99,867,778

Old Line Funding, LLC(b)	0.20%	09/04/12	75,000	74,998,750

Thunder Bay Funding, LLC(b)	0.32%	01/15/13	50,000	49,939,555

				475,582,858

Asset-Backed Securities–Fully Supported–1.69%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/13/12	100,000	99,898,611

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/20/12	79,700	79,611,444

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	01/02/13	100,000	99,829,167

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.54%	01/16/13	50,000	49,897,250

				329,236,472

Asset-Backed Securities–Fully Supported Bank–6.21%
Aspen Funding Corp. (CEP–Deutsche Bank AG)(b)(c)	0.38%	09/05/12	100,000	99,995,778

Concord Minutemen Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.32%	09/05/12	200,000	199,992,889

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/05/12	100,000	99,996,556

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/28/12	100,000	99,976,750

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/07/12	100,000	99,994,167

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/14/12	225,000	224,971,562

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/27/12	50,000	49,990,972

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/28/12	75,000	74,985,938

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	100,000	99,987,500

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.23%	09/06/12	60,500	60,498,109

Matchpoint Master Trust (CEP–BNP Paribas)(b)(c)	0.36%	09/27/12	101,000	100,973,740

				1,211,363,961

Asset-Backed Securities–Multi-Purpose–2.63%
CAFCO, LLC(b)	0.25%	09/25/12	62,000	61,989,667

Chariot Funding, LLC/Ltd.(b)	0.25%	09/04/12	100,000	99,997,917

CHARTA, LLC(b)	0.31%	09/17/12	100,000	99,986,222

Mont Blanc Capital Corp.(b)(c)	0.32%	09/10/12	100,000	99,992,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	11/01/12	$100,000	$99,949,166

Regency Markets No. 1, LLC(b)(c)	0.21%	09/18/12	50,000	49,995,042

				511,910,014

Asset-Backed Securities–Securities–0.61%
Scaldis Capital Ltd./LLC(b)(c)	0.38%	09/14/12	120,000	119,983,533

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding LLC(b)	0.23%	09/10/12	5,000	4,999,713

Market Street Funding LLC(b)	0.24%	09/07/12	50,000	49,998,000

Market Street Funding LLC(b)	0.25%	09/10/12	65,000	64,995,937

Market Street Funding LLC(b)	0.35%	11/01/12	45,000	44,973,313

				164,966,963

Consumer Finance–0.01%
American Honda Finance Corp.(c)	0.13%	09/11/12	1,500	1,499,946

Diversified Banks–10.74%
Bank of Montreal(c)	0.32%	12/03/12	130,000	129,892,701

BNP Paribas Finance Inc.(c)	0.13%	09/04/12	5,700	5,699,938

BNZ International Funding Ltd.(b)(c)	0.27%	09/07/12	40,000	39,998,200

BNZ International Funding Ltd.(b)(c)	0.24%	11/09/12	98,000	97,954,920

BNZ International Funding Ltd.(b)(c)	0.25%	12/06/12	150,000	149,900,000

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/05/12	13,000	12,999,639

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/07/12	12,500	12,499,479

DBS Bank Ltd.(b)(c)	0.26%	09/05/12	50,000	49,998,556

DBS Bank Ltd.(b)(c)	0.26%	12/04/12	98,300	98,233,265

DBS Bank Ltd.(b)(c)	0.27%	10/05/12	147,500	147,463,084

ING (US) Funding LLC(c)	0.37%	09/25/12	75,000	74,981,500

Mizuho Funding, LLC(b)(c)	0.35%	11/02/12	100,000	99,940,583

Mizuho Funding, LLC(b)(c)	0.36%	10/01/12	140,000	139,958,000

National Australia Funding Delaware Inc.(b)(c)	0.35%	11/05/12	150,000	149,906,563

Societe Generale North America, Inc.(c)	0.53%	10/19/12	125,000	124,911,667

Standard Chartered Bank(b)(c)	0.27%	09/04/12	150,000	149,996,625

Standard Chartered Bank(b)(c)	0.32%	10/02/12	100,000	99,972,444

Standard Chartered Bank(b)(c)	0.32%	10/09/12	100,000	99,966,222

Standard Chartered Bank(b)(c)	0.35%	10/15/12	55,000	54,976,472

Sumitomo Mitsui Banking Corp.(b)(c)	0.33%	11/01/12	70,000	69,960,858

Sumitomo Mitsui Banking Corp.(b)(c)	0.35%	10/09/12	50,000	49,981,792

Sumitomo Mitsui Banking Corp.(b)(c)	0.36%	09/06/12	100,000	99,995,070

Sumitomo Mitsui Banking Corp.(b)(c)	0.50%	10/12/12	127,000	126,927,681

UBS Finance (Delaware) Inc.(c)	0.11%	09/05/12	7,000	6,999,914

				2,093,115,173

Diversified Capital Markets–0.41%
Deutsche Bank Financial LLC(c)	0.31%	09/21/12	80,000	79,986,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Household Products–1.64%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	02/05/13	$50,000	$49,862,625

Reckitt Benckiser Treasury Services PLC(b)(c)	0.38%	11/06/12	50,000	49,965,167

Reckitt Benckiser Treasury Services PLC(b)(c)	0.45%	11/09/12	50,000	49,956,875

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	01/16/13	50,000	49,885,834

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	02/14/13	70,000	69,806,333

Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,830,222

				319,307,056

Regional Banks–12.81%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(c)	0.35%	10/03/12	95,000	94,970,444

Banque et Caisse d’Epargne de l’Etat(c)	0.37%	11/02/12	69,000	68,956,032

Banque et Caisse d’Epargne de l’Etat(c)	0.38%	10/16/12	100,000	99,952,500

Banque et Caisse d’Epargne de l’Etat(c)	0.43%	10/04/12	70,000	69,972,408

Commonwealth Bank of Australia(b)(c)	0.30%	11/07/12	95,000	94,946,958

Commonwealth Bank of Australia(b)(c)	0.40%	12/17/12	100,000	99,881,111

Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	100,000	99,857,778

HSBC Bank PLC(b)(c)	0.37%	02/01/13	100,000	99,842,750

HSBC USA Inc.(c)	0.31%	10/11/12	50,000	49,982,778

HSBC USA Inc.(c)	0.31%	10/18/12	200,000	199,919,056

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	10/09/12	65,000	64,975,300

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	11/02/12	96,000	95,940,480

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.37%	10/03/12	71,100	71,076,616

Nordea North America Inc.(c)	0.30%	10/04/12	180,000	179,951,325

Nordea North America Inc.(c)	0.30%	09/10/12	215,000	214,983,875

Nordea North America Inc.(c)	0.29%	09/10/12	5,000	4,999,637

Nordea North America Inc.(c)	0.30%	01/02/13	100,000	99,897,500

PNC Bank, N.A.	0.31%	01/03/13	130,000	129,861,189

PNC Bank, N.A.	0.35%	01/08/13	100,000	99,874,583

Svenska Handelsbanken, Inc.(b)(c)	0.27%	11/02/12	118,800	118,744,758

Svenska Handelsbanken, Inc.(b)(c)	0.30%	09/18/12	125,000	124,982,292

Westpac Banking Corp.(b)(c)	0.30%	11/05/12	150,000	149,918,750

Westpac Banking Corp.(b)(c)	0.32%	02/08/13	164,000	163,766,756

				2,497,254,876

Soft Drinks–1.23%
Coca-Cola Co.(b)	0.24%	11/01/12	90,000	89,963,400

Coca-Cola Co.(b)	0.21%	10/03/12	50,000	49,990,667

Coca-Cola Co.(b)	0.23%	12/06/12	50,000	49,969,333

Coca-Cola Co.(b)	0.23%	12/07/12	50,000	49,969,014

				239,892,414

Total Commercial Paper (Cost $8,493,713,460)				8,493,713,460

Certificates of Deposit–15.38%
Bank of Nova Scotia(c)(d)	0.32%	02/05/13	60,000	60,000,000

Bank of Nova Scotia(c)(d)	0.36%	01/04/13	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)
Bank of Nova Scotia(c)(d)	0.52%	09/11/13	$100,000	$100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.36%	10/02/12	75,000	75,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.41%	11/08/12	120,000	120,015,803

Barclays Bank PLC (United Kingdom)(c)(d)	0.35%	06/17/13	450,000	450,000,000

BNP Paribas (Cayman Islands)(c)	0.15%	09/04/12	400,000	400,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	09/06/12	175,000	175,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	11/08/12	250,000	250,000,000

Mizuho Corporate Bank, Ltd.(c)	0.36%	10/09/12	96,650	96,650,510

National Australia Bank Ltd. (United Kingdom)(c)	0.37%	09/14/12	100,000	100,000,000

Nationwide Building Society (United Kingdom)(c)	0.57%	11/13/12	175,000	174,798,132

Standard Chartered Bank (United Kingdom)(c)	0.43%	10/29/12	225,000	224,844,125

Svenska Handelsbanken AB (Cayman Islands)(c)	0.16%	09/04/12	446,480	446,479,642

Toronto-Dominion Bank(c)	0.32%	03/15/13	75,000	75,008,102

UBS AG(c)	0.28%	11/16/12	200,000	200,000,000

Total Certificates of Deposit (Cost $2,997,796,314)				2,997,796,314

Variable Rate Demand Notes–13.34%(e)
Credit Enhanced–13.34%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	06/01/29	920	920,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/35	10,950	10,950,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(f)	0.16%	05/15/37	32,750	32,750,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	07/01/34	22,690	22,690,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	10/01/33	7,705	7,705,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/14	4,550	4,550,000

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.19%	12/01/23	2,335	2,335,000

Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.17%	12/01/36	6,670	6,670,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.21%	12/01/28	1,300	1,300,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	12/15/34	3,355	3,355,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/29	4,700	4,700,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	02/01/31	8,515	8,515,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.18%	11/01/37	3,750	3,750,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	24,700	24,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	$1,850	$1,850,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/21	2,075	2,075,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.23%	07/01/38	1,035	1,035,000

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	09/01/33	26,525	26,525,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,685	2,685,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/32	2,620	2,620,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments);
Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.20%	01/01/37	21,100	21,100,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	12/01/39	5,000	5,000,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/37	35,585	35,585,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC);
Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/22	1,500	1,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/39	5,420	5,420,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	06/01/15	3,385	3,385,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	07/01/25	8,055	8,055,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/39	6,865	6,865,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	29,100	29,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.22%	06/01/43	$6,000	$6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/25	7,240	7,240,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/36	3,645	3,645,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.19%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	06/01/27	58,553	58,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.13%	07/01/24	12,260	12,260,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.18%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/37	3,900	3,900,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	03/01/30	39,800	39,800,000

Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.19%	04/01/36	11,000	11,000,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	13,385	13,385,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.16%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,953

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/33	12,740	12,740,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/21	16,300	16,300,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.20%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(f)	0.18%	01/01/18	11,505	11,505,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/27	10,000	10,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	11/01/25	4,800	4,800,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System);
Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/47	$1,695	$1,695,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/15/42	19,500	19,500,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/12	8,100	8,100,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.19%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.16%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(b)(f)	0.16%	10/01/17	2,200	2,200,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	01/01/16	6,405	6,405,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	09/01/24	1,100	1,100,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/28	1,200	1,200,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/35	5,060	5,060,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	06/01/29	3,100	3,100,000

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.28%	06/01/17	1,129	1,129,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	01/01/26	8,200	8,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	02/15/33	$10,950	$10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	08/15/25	7,237	7,237,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	10/01/33	750	750,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.18%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.22%	05/01/42	2,570	2,570,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	08/01/21	13,790	13,790,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	48,880	48,880,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.23%	01/01/35	3,320	3,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/37	5,700	5,700,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.21%	12/01/34	1,400	1,400,000

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.17%	03/01/31	3,200	3,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(f)	0.23%	09/01/39	720	720,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	05/01/33	7,000	7,000,000

King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.20%	09/01/21	2,500	2,500,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	11/01/24	13,060	13,060,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/28	4,615	4,615,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/14	5,015	5,015,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	4,125	4,125,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.16%	04/15/30	8,235	8,235,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	01/01/32	$6,625	$6,625,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	1,995	1,995,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.18%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/38	4,600	4,600,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.12%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	07/01/38	8,390	8,390,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.25%	03/01/39	6,445	6,445,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/26	6,065	6,065,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	18,150	18,150,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/38	15,482	15,482,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	11/15/39	19,400	19,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.17%	09/01/40	6,045	6,045,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	01/01/25	2,640	2,640,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	10/01/33	400	400,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.23%	08/01/38	2,995	2,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(f)	0.18%	05/01/41	$3,500	$3,500,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/36	42,500	42,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.15%	05/01/39	6,675	6,675,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.17%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(f)	0.20%	07/01/38	21,836	21,836,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	06/01/25	8,955	8,955,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/36	7,575	7,574,644

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,800

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/33	3,965	3,965,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/38	3,650	3,650,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/15/32	48,000	48,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(c)(f)	0.16%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	04/01/32	14,500	14,500,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/27	2,865	2,865,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,160	2,160,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/17	6,820	6,820,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/15/28	900	900,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	09/01/34	27,820	27,820,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	8,635	8,635,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	12/01/27	1,790	1,790,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/31	27,285	27,285,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.19%	09/01/36	$3,770	$3,770,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	9,000	9,000,000

Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris, N.A.)(f)	0.14%	07/01/40	18,500	18,500,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.20%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.23%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.17%	05/01/20	2,450	2,450,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/29	4,300	4,300,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.15%	01/01/34	7,400	7,400,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/24	4,000	4,000,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/26	7,560	7,560,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	09/01/32	4,575	4,575,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	15,340	15,340,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.26%	07/01/40	2,480	2,480,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/01/25	5,300	5,300,000

San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/26	4,385	4,385,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	1,880	1,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/24	$4,670	$4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.14%	06/01/25	2,800	2,800,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	7,565	7,564,953

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	11/01/32	33,715	33,715,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/01/28	4,802	4,802,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.27%	10/01/21	6,745	6,745,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	9,170	9,170,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	1,070	1,070,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/50	3,500	3,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.17%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/33	17,855	17,855,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.21%	07/01/26	36,460	36,460,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.16%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	09/01/38	15,700	15,700,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/38	32,500	32,500,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/30	9,700	9,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.14%	07/01/39	$7,300	$7,300,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	10/01/30	16,240	16,240,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.17%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.20%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.17%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.16%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.16%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	3,875	3,875,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/43	25,000	25,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	01/01/30	13,775	13,775,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/38	4,045	4,045,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/34	44,100	44,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	06/01/37	3,600	3,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/35	9,800	9,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/39	9,190	9,190,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/25	1,740	1,740,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/36	10,700	10,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	01/15/36	$32,355	$32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/33	26,000	26,000,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/01/30	5,700	5,700,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	05/01/30	500	500,000

Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.24%	05/01/33	800	800,000

Total Variable Rate Demand Notes (Cost $2,598,773,350)				2,598,773,350

Other Bonds & Notes–6.81%
American Honda Finance Corp., Sr. Unsec. Notes(b)(c)(d)	0.72%	12/19/12	150,000	150,000,000

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.80%	01/08/13	65,000	65,465,292

JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.53%	06/07/13	200,000	200,000,000

Kimberly-Clark Corp., Sr. Unsec. Notes(b)	4.03%	12/19/12	110,000	111,186,204

Rabobank Nederland, Sr. Unsec. Notes(b)(c)(d)	0.58%	12/14/12	50,000	50,000,000

Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.56%	09/01/13	200,000	200,000,000

Svenska Handelsbanken AB, Unsec. Notes(b)(c)(d)	0.55%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Sr. Unsec. Medium-Term Notes(c)(d)	0.87%	01/15/13	100,000	100,000,000

Unsec. Medium-Term Notes(c)(d)	0.66%	01/11/13	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.54%	09/06/13	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,326,651,496)				1,326,651,496

U.S. Treasury Securities–2.57%
U.S. Treasury Bills–2.57%
U.S. Treasury Bills(a) (Cost $499,758,889)	0.14%	01/03/13	500,000	499,758,889

TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.68% (Cost $15,916,693,509)				15,916,693,509

			Repurchase
			Amount
Repurchase Agreements–18.30%(g)
Bank of Montreal, Term agreement dated 08/20/12, maturing value of $500,070,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,694,302; 2.50%-7.00%, 07/01/20-06/20/42)(h)	0.17%	09/19/12	500,070,833	500,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-6.00%, 06/20/38-05/20/62)	0.20%	09/04/12	250,005,556	250,000,000

BNP Paribas Securities Corp., Joint term agreement dated 06/18/12, aggregate maturing value $300,208,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,001; 1.75%-6.16%, 08/01/20-07/01/42)(h)	0.24%	10/01/12	225,156,000	225,000,000

Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities valued at $525,000,497; 0%-7.85%, 09/25/17-12/11/49)(c)(d)(i)	0.40%	—	—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	29,207,669	29,207,052

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	95,072,238	95,070,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $600,013,333 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,700; 3.50%-6.00%, 07/01/13-07/01/42)	0.20%	09/04/12	$600,013,333	$600,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.54%-6.00%, 02/01/23-08/01/42)	0.20%	09/04/12	250,005,556	250,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	500,010,556	500,000,000

Societe Generale, Joint term agreement dated 08/28/12, aggregate maturing value of $450,014,875 (collateralized by U.S. Government sponsored agency obligations valued at $459,000,978; 0%-7.13%, 09/24/12-12/01/47)(h)	0.17%	09/04/12	225,007,438	225,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	132,536,222	132,533,277

Wells Fargo Securities, LLC, Joint term agreement dated 07/23/12, aggregate maturing value of $400,455,000 (collateralized by Corporate obligations valued at $420,000,000; 0%-10.50%, 09/01/12-06/19/99)	0.45%	10/22/12	265,301,438	265,000,000

Total Repurchase Agreements (Cost $3,566,810,454)				3,566,810,454

TOTAL INVESTMENTS(j)(k)–99.98% (Cost $19,483,503,963)				19,483,503,963

OTHER ASSETS LESS LIABILITIES–0.02%				4,539,256

NET ASSETS–100.00%				$19,488,043,219

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $7,606,551,331, which represented 39.03% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.7%; Japan: 10.7%; Sweden: 6.9%; Australia 6.7%; other countries less than 5% each: 22.6%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.20%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.84%
Atlantis One Funding Corp.(b)(c)	0.20%	10/05/12	$65,000	$64,987,722

Atlantis One Funding Corp.(b)(c)	0.22%	09/10/12	84,800	84,795,336

				149,783,058

Asset-Backed Securities–Consumer Receivables–5.91%
Bryant Park Funding LLC(b)	0.18%	09/25/12	70,000	69,991,600

Old Line Funding, LLC(b)	0.18%	10/02/12	62,993	62,983,236

Thunder Bay Funding, LLC(b)	0.18%	09/18/12	50,000	49,995,750

				182,970,586

Asset-Backed Securities–Fully Supported Bank–14.18%
Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	09/19/12	35,000	34,995,975

Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	10/03/12	27,000	26,994,480

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	55,000	54,993,125

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/15/12	11,200	11,197,536

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.19%	09/24/12	70,000	69,991,503

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.21%	09/06/12	21,000	20,999,387

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.25%	10/16/12	70,000	69,978,125

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/02/12	100,240	100,218,421

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/15/12	49,500	49,484,875

				438,853,427

Asset-Backed Securities–Multi-Purpose–11.64%
CHARTA, LLC(b)	0.30%	09/17/12	50,000	49,993,333

Mont Blanc Capital Corp.(b)(c)	0.32%	10/01/12	62,000	61,983,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/16/12	143,664	143,622,697

Regency Markets No. 1, LLC(b)(c)	0.22%	09/14/12	104,750	104,741,678

				360,341,175

Asset-Backed Securities–Securities–5.08%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	09/14/12	96,000	95,992,027

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.24%	09/06/12	40,000	39,998,667

Scaldis Capital Ltd./LLC(b)(c)	0.36%	09/27/12	21,202	21,196,487

				157,187,181

Diversified Banks–9.46%
ING (US) Funding LLC(c)	0.25%	10/16/12	145,000	144,955,594

Mizuho Funding, LLC(b)(c)	0.24%	10/05/12	55,000	54,987,533

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	09/12/12	23,000	22,998,594

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	10/23/12	15,000	14,995,667

Sumitomo Mitsui Banking Corp.(b)(c)	0.22%	09/17/12	55,000	54,994,622

				292,932,010

Diversified Capital Markets–1.62%

Deutsche Bank Financial LLC(c)	0.31%	09/10/12	50,000	49,996,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Commercial Paper–2.05%
Missouri (State of) Development Finance Board; Series 2005 A, Commercial Paper (LOC–US Bank, N.A.)(d)	0.17%	09/25/12	$36,906	$36,905,661

Missouri (State of) Development Finance Board (Missouri Association of Muni Utilities Lease Financing); Series 2006A, Commercial Paper Lease RN (LOC–U.S. Bank N.A.)(d)	0.17%	09/25/12	26,602	26,601,756

				63,507,417

Regional Banks–2.42%
HSBC USA Inc.(c)	0.25%	09/11/12	75,000	74,994,792

Total Commercial Paper (Cost $1,770,565,771)				1,770,565,771

Variable Rate Demand Notes–12.23%(e)
Credit Enhanced–12.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	06/01/29	2,600	2,600,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(d)	0.16%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.17%	10/01/25	4,055	4,055,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	12/01/28	2,900	2,900,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/40	2,740	2,740,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	06/01/37	25,800	25,800,000

Cleveland (City of), Ohio & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.14%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.16%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(d)	0.18%	01/01/18	5,460	5,460,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.18%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/16	6,590	6,590,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/01/28	12,175	12,175,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	08/15/25	2,430	2,430,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(c)(d)	0.12%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.16%	10/01/38	6,585	6,585,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/30	$2,000	$2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/38	11,375	11,375,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/35	5,590	5,590,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(d)	0.15%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.20%	07/01/38	13,228	13,228,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/18	2,100	2,100,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(d)	0.15%	04/01/32	5,600	5,600,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.16%	04/01/32	2,525	2,525,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/23	6,200	6,200,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	1,600	1,600,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.18%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/25	3,100	3,100,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.22%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	08/01/35	5,225	5,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/30	11,100	11,100,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/35	5,680	5,680,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $378,668,000)				378,668,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–3.13%
Mizuho Corporate Bank, Ltd.(c)	0.24%	10/12/12	$50,000	$50,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.23%	10/19/12	47,000	47,000,000

Total Certificates of Deposit (Cost $97,000,000)				97,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–72.56% (Cost $2,246,233,771)				2,246,233,771

			Repurchase
			Amount
Repurchase Agreements–27.43%(f)
Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	250,005,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $150,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,001; 2.74%-4.00%, 11/01/40-01/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,778 (collateralized by Corporate obligations valued at $105,004,048; 4.85%-9.75%, 09/15/12-12/29/49)(c)	0.25%	09/04/12	93,502,597	93,500,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	5,558,079	5,557,955

RBC Capital Markets Corp., Joint term agreement dated 08/28/12, aggregate maturing value $200,008,944 (collateralized by Corporate obligations valued at $210,000,001; 0%-6.13%, 06/01/15-06/15/44)(g)	0.23%	09/04/12	100,004,472	100,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)(c)	0.19%	09/04/12	100,002,111	100,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Total Repurchase Agreements (Cost $849,057,955)				849,057,955

TOTAL INVESTMENTS(h)(i)–99.99% (Cost $3,095,291,726)				3,095,291,726

OTHER ASSETS LESS LIABILITIES–0.01%				240,336

NET ASSETS–100.00%				$3,095,532,062

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $1,403,172,582, which represented 45.33% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.5%; Netherlands: 16.2%; United Kingdom: 11.5%; Canada: 8.3% and other countries less than 5% each: 7.3%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Mizuho Corporate Bank Ltd.	8.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–48.39%
U.S. Treasury Bills–41.25%(a)
U.S. Treasury Bills	0.14%	09/06/12	$295,000	$294,994,387

U.S. Treasury Bills	0.15%	09/13/12	100,000	99,995,000

U.S. Treasury Bills	0.10%	10/04/12	440,000	439,959,208

U.S. Treasury Bills	0.11%	10/04/12	250,000	249,974,219

U.S. Treasury Bills	0.14%	10/04/12	100,000	99,986,892

U.S. Treasury Bills	0.09%	10/11/12	125,000	124,987,500

U.S. Treasury Bills	0.14%	10/11/12	150,000	149,976,250

U.S. Treasury Bills	0.15%	10/11/12	150,000	149,975,833

U.S. Treasury Bills	0.10%	10/18/12	365,110	365,064,716

U.S. Treasury Bills	0.13%	10/18/12	20,000	19,996,606

U.S. Treasury Bills	0.10%	10/25/12	290,000	289,958,300

U.S. Treasury Bills	0.13%	10/25/12	150,000	149,971,312

U.S. Treasury Bills	0.11%	11/01/12	240,000	239,956,893

U.S. Treasury Bills	0.13%	11/01/12	150,000	149,966,196

U.S. Treasury Bills	0.11%	11/08/12	200,000	199,959,578

U.S. Treasury Bills	0.14%	11/08/12	250,000	249,933,511

U.S. Treasury Bills	0.14%	11/15/12	150,000	149,955,469

U.S. Treasury Bills	0.10%	11/23/12	350,000	349,917,691

U.S. Treasury Bills	0.11%	11/29/12	300,000	299,919,158

U.S. Treasury Bills	0.13%	12/06/12	250,000	249,911,667

U.S. Treasury Bills	0.14%	12/06/12	200,000	199,925,333

U.S. Treasury Bills	0.14%	01/03/13	300,000	299,852,750

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,961,792

U.S. Treasury Bills	0.14%	01/10/13	200,000	199,901,750

U.S. Treasury Bills	0.15%	01/10/13	290,000	289,846,985

U.S. Treasury Bills	0.14%	01/17/13	250,000	249,870,625

U.S. Treasury Bills	0.14%	01/24/13	250,000	249,864,062

U.S. Treasury Bills	0.14%	01/31/13	250,000	249,855,389

U.S. Treasury Bills	0.14%	02/21/13	100,000	99,931,521

				6,263,370,593

U.S. Treasury Notes–7.14%
U.S. Treasury Notes	1.38%	10/15/12	350,000	350,533,029

U.S. Treasury Notes	4.00%	11/15/12	100,000	100,788,472

U.S. Treasury Notes	0.50%	11/30/12	280,000	280,231,490

U.S. Treasury Notes	0.63%	01/31/13	250,000	250,497,240

U.S. Treasury Notes	3.88%	02/15/13	100,000	101,680,386

				1,083,730,617

Total U.S. Treasury Securities (Cost $7,347,101,210)				7,347,101,210

TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.39% (Cost $7,347,101,210)				7,347,101,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–51.60%(b)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	$400,008,000	$400,000,000

Bank of Montreal, Term agreement dated 08/14/12, maturing value $350,090,417 (collateralized by U.S. Treasury obligations valued at $357,000,049; 0.38%-3.63%, 07/31/13-02/15/22)(c)	0.15%	10/15/12	350,090,417	350,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	230,004,856	230,000,000

Barclays Capital Inc., Term agreement dated 07/26/12, maturing value of $300,105,000 (collateralized by U.S. Treasury obligations valued at $306,000,165; 0.50%-2.25%, 11/30/13-11/30/17)(c)	0.14%	10/24/12	300,105,000	300,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $230,004,600 (collateralized by U.S. Treasury obligations valued at $234,600,032; 0.75%-2.25%, 01/31/15-06/30/17)	0.18%	09/04/12	230,004,600	230,000,000

BNP Paribas Securities Corp., Term agreement dated 07/30/12, maturing value $500,202,222 (collateralized by U.S. Treasury obligations valued at $510,000,053; 0.13%-3.63%, 07/15/13-04/15/28)(c)	0.16%	10/29/12	500,202,222	500,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,060; 1.13%-2.38%, 07/15/19-01/15/25)(c)	0.17%	11/15/12	500,212,500	500,000,000

CIBC World Markets Corp., Agreement dated 08/31/12, maturing value of $100,002,000 (collateralized by U.S. Treasury obligations valued at $102,000,192; 0.75%-5.25%, 12/15/13-08/15/42)	0.18%	09/04/12	100,002,000	100,000,000

Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0%-1.63%, 12/20/12-08/15/22)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,002,947; 0%, 02/15/18-05/15/37)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 08/13/12, aggregate maturing value of $250,066,667 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0%-4.38%, 07/15/14-05/15/40)	0.16%	10/12/12	200,053,333	200,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	319,939,450	319,932,696

Deutsche Bank Securities Inc., Term agreement dated 06/11/12, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0%-9.13%, 09/13/12-08/15/39)(c)	0.15%	09/10/12	500,189,583	500,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $500,009,444 (collateralized by U.S. Treasury obligations valued at $510,000,058; 0.13%-2.38%, 04/15/14-02/15/41)	0.17%	09/04/12	500,009,444	500,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(c)	0.14%	09/05/12	500,013,611	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/12, maturing value $474,136,694 (collateralized by U.S. Treasury obligations valued at $483,609,842; 0.88%-2.50%, 03/31/15-12/31/16)	0.18%	09/04/12	474,136,694	474,127,211

Morgan Stanley, Agreement dated 08/31/12, maturing value $200,004,000 (collateralized by U.S. Treasury obligations valued at $204,000,068; 0.13%, 04/15/17)	0.18%	09/04/12	200,004,000	200,000,000

RBC Capital Markets Corp., Term agreement dated 07/23/12 maturing value $750,189,583 (collateralized by U.S. Treasury obligations valued at $765,000,058; 0%-11.25%, 09/15/12-02/15/42)(c)	0.10%	10/22/12	750,189,583	750,000,000

RBS Securities Inc., Agreement dated 08/31/12 maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,006,939; 0.75%-3.88%, 01/15/25-02/15/42)	0.18%	09/04/12	500,010,000	500,000,000

Societe Generale, Term agreement dated 08/28/12, maturing value of $250,007,292 (collateralized by U.S. Treasury obligations valued at $255,000,069; 1.25%-2.25%, 04/15/14-01/15/26)(c)	0.15%	09/04/12	250,007,292	250,000,000

Societe Generale, Agreement dated 08/31/12, maturing value of $280,005,600 (collateralized by U.S. Treasury obligations valued at $285,600,006; 2.00%, 02/15/22)	0.18%	09/04/12	280,005,600	280,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/12, maturing value $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0%-4.25%, 09/30/12-01/15/29)	0.18%	09/04/12	250,005,000	250,000,000

Total Repurchase Agreements (Cost $7,834,059,907)				7,834,059,907

TOTAL INVESTMENTS(d)–99.99% (Cost $15,181,161,117)				15,181,161,117

OTHER ASSETS LESS LIABILITIES–0.01%				2,075,143

NET ASSETS–100.00%				$15,183,236,260

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–61.77%
Federal Farm Credit Bank (FFCB)–7.79%
Bonds(a)	0.15%	02/14/13	$50,000	$49,993,062

Bonds(a)	0.20%	04/02/13	50,000	50,000,000

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.17%	10/19/12	65,000	65,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,987,338

Bonds(a)	0.18%	03/08/13	50,000	49,994,775

Bonds(a)	0.30%	05/03/13	20,000	20,012,227

Disc. Notes(b)	0.11%	09/14/12	25,000	24,999,007

Unsec. Bonds(a)	0.20%	07/02/13	29,000	28,997,541

				448,983,950

Federal Home Loan Bank (FHLB)–24.49%
Unsec. Bonds(a)	0.24%	09/17/12	80,000	79,999,292

Unsec. Bonds	0.17%	01/10/13	50,000	49,994,660

Unsec. Bonds(a)	0.21%	01/23/13	50,000	50,000,000

Unsec. Bonds	0.17%	02/08/13	53,250	53,245,469

Unsec. Bonds(a)	0.21%	04/09/13	60,000	60,000,000

Unsec. Bonds	0.25%	07/17/13	50,000	49,998,558

Unsec. Disc. Notes(b)	0.12%	10/02/12	65,000	64,993,283

Unsec. Disc. Notes(b)	0.16%	10/03/12	50,000	49,992,889

Unsec. Disc. Notes(b)	0.12%	10/05/12	75,000	74,991,500

Unsec. Disc. Notes(b)	0.16%	10/10/12	65,000	64,988,733

Unsec. Disc. Notes(b)	0.14%	10/12/12	50,000	49,992,028

Unsec. Disc. Notes(b)	0.12%	10/17/12	60,000	59,990,800

Unsec. Disc. Notes(b)	0.13%	10/17/12	48,020	48,012,146

Unsec. Disc. Notes(b)	0.13%	10/24/12	65,000	64,987,272

Unsec. Disc. Notes(b)	0.16%	10/24/12	50,000	49,988,590

Unsec. Disc. Notes(b)	0.13%	10/26/12	75,000	74,984,875

Unsec. Disc. Notes(b)	0.13%	10/31/12	75,000	74,984,375

Unsec. Disc. Notes(b)	0.13%	11/09/12	56,750	56,736,403

Unsec. Disc. Notes(b)	0.13%	11/14/12	50,000	49,986,639

Unsec. Disc. Notes(b)	0.16%	01/16/13	56,296	56,261,722

Unsec. Disc. Notes(b)	0.16%	01/25/13	52,000	51,966,257

Unsec. Global Bonds	0.16%	10/19/12	45,000	44,998,644

Unsec. Global Bonds	0.19%	10/26/12	50,000	50,003,233

Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,992,811

				1,411,090,179

Federal Home Loan Mortgage Corp. (FHLMC)–16.48%
Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,995,417

Unsec. Disc. Notes(b)	0.13%	10/01/12	50,000	49,994,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.10%	10/02/12	$50,000	$49,995,694

Unsec. Disc. Notes(b)	0.11%	10/03/12	90,000	89,991,200

Unsec. Disc. Notes(b)	0.11%	10/04/12	50,000	49,994,958

Unsec. Disc. Notes(b)	0.12%	10/09/12	60,000	59,992,400

Unsec. Disc. Notes(b)	0.13%	10/09/12	55,715	55,707,357

Unsec. Disc. Notes(b)	0.16%	10/09/12	50,000	49,991,556

Unsec. Disc. Notes(b)	0.18%	10/09/12	50,000	49,990,766

Unsec. Disc. Notes(b)	0.13%	10/22/12	48,800	48,791,013

Unsec. Disc. Notes(b)	0.13%	11/05/12	65,000	64,984,743

Unsec. Disc. Notes(b)	0.13%	11/13/12	65,000	64,982,865

Unsec. Disc. Notes(b)	0.15%	11/13/12	50,000	49,984,792

Unsec. Disc. Notes(b)	0.16%	11/19/12	50,000	49,982,883

Unsec. Disc. Notes(b)	0.15%	11/26/12	50,000	49,981,725

Unsec. Disc. Notes(b)	0.16%	02/11/13	50,000	49,963,777

Unsec. Global Notes	0.52%	11/26/12	65,000	65,050,513

				949,376,242

Federal National Mortgage Association (FNMA)–12.14%
Unsec. Disc. Notes(b)	0.14%	10/03/12	50,000	49,993,778

Unsec. Disc. Notes(b)	0.12%	10/10/12	75,000	74,990,250

Unsec. Disc. Notes(b)	0.10%	10/15/12	65,000	64,992,055

Unsec. Disc. Notes(b)	0.12%	10/15/12	75,000	74,989,000

Unsec. Disc. Notes(b)	0.15%	10/31/12	25,000	24,993,750

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,990,680

Unsec. Disc. Notes(b)	0.13%	11/07/12	49,800	49,788,415

Unsec. Disc. Notes(a)	0.15%	11/21/12	50,000	49,983,125

Unsec. Disc. Notes(b)	0.14%	11/28/12	50,000	49,982,889

Unsec. Disc. Notes(b)	0.14%	01/14/13	50,000	49,973,750

Unsec. Disc. Notes(b)	0.16%	01/16/13	60,000	59,964,608

Unsec. Disc. Notes(b)	0.16%	01/23/13	50,000	49,968,000

Unsec. Disc. Notes(b)	0.16%	02/13/13	50,000	49,963,333

				699,573,633

Overseas Private Investment Corp. (OPIC)–0.87%
Gtd. VRD COP Bonds(c)	0.19%	07/09/26	50,000	50,000,000

Total U.S. Government Sponsored Agency Securities (Cost $3,559,024,004)				3,559,024,004

U.S. Treasury Notes–1.13%
U.S. Treasury Notes (Cost $65,097,848)	1.38%	10/15/12	65,000	65,097,848

TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.90% (Cost $3,624,121,852)				3,624,121,852

			Repurchase
			Amount
Repurchase Agreements–37.10%(d)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	100,002,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)
Bank of Montreal, Term agreement dated 08/16/12, maturing value of $300,075,000 (collateralized by U.S. Treasury obligations valued at $306,000,044; 0.38%-3.63%, 07/31/13-02/15/22)(e)	0.15%	10/15/12	$300,075,000	$300,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $250,005,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,053; 0.45%-1.38%, 02/25/14-08/14/17)	0.19%	09/04/12	170,003,589	170,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $250,112,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,018; 0.35%-6.47%, 09/25/12-06/05/36)(e)	0.18%	11/15/12	250,112,500	250,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,111 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,853; 0%-8.88%, 07/15/13-04/15/30)	0.19%	09/04/12	14,000,296	14,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	44,885,881	44,884,933

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	70,001,556	70,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 06/11/12, aggregate maturing value $350,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,829; 0%-8.20%, 09/04/12-09/15/60)(e)	0.16%	09/10/12	275,110,000	275,000,000

Goldman, Sachs & Co., Agreement dated 08/31/12, maturing value $300,006,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,423; 0%-5.50%, 01/09/14-02/27/32)	0.19%	09/04/12	300,006,333	300,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(e)	0.14%	09/05/12	300,008,167	300,000,000

RBS Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $400,008,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,006,388; 0%-9.38%, 10/15/12-04/15/30)	0.19%	09/04/12	314,006,629	314,000,000

Total Repurchase Agreements (Cost $2,137,884,933)				2,137,884,933

TOTAL INVESTMENTS(f)–100.00% (Cost $5,762,006,785)				5,762,006,785

OTHER ASSETS LESS LIABILITIES–(0.00)%				(146,353)

NET ASSETS–100.00%				$5,761,860,432

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments
August 31, 2012

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–71.25%
Federal Farm Credit Bank (FFCB)–19.25%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.17%	10/19/12	15,000	15,000,000

Bonds(a)	0.31%	10/22/12	15,000	15,002,966

Bonds(a)	0.18%	03/08/13	10,000	9,998,955

Bonds(a)	0.30%	04/11/13	15,000	15,009,215

Bonds(a)	0.18%	06/04/13	14,400	14,398,342

Disc. Notes(b)	0.08%	09/04/12	5,000	4,999,967

Disc. Notes(b)	0.11%	09/27/12	11,000	10,999,126

Disc. Notes(b)	0.11%	10/18/12	5,000	4,999,282

				100,407,853

Federal Home Loan Bank (FHLB)–52.00%
Unsec. Bonds(a)	0.24%	09/17/12	5,000	4,999,956

Unsec. Bonds(a)	0.19%	10/25/12	15,000	15,001,156

Unsec. Bonds(a)	0.21%	01/23/13	10,000	10,000,000

Unsec. Bonds(a)	0.21%	04/09/13	15,000	15,000,000

Unsec. Disc. Notes(b)	0.00%	09/04/12	71,185	71,184,659

Unsec. Disc. Notes(b)	0.11%	09/14/12	15,000	14,999,431

Unsec. Disc. Notes(b)	0.13%	09/17/12	10,000	9,999,422

Unsec. Disc. Notes(b)	0.12%	09/26/12	15,000	14,998,750

Unsec. Disc. Notes(b)	0.12%	10/02/12	10,000	9,998,967

Unsec. Disc. Notes(b)	0.16%	10/03/12	15,000	14,997,867

Unsec. Disc. Notes(b)	0.10%	10/04/12	10,000	9,999,083

Unsec. Disc. Notes(b)	0.10%	10/05/12	15,000	14,998,584

Unsec. Disc. Notes(b)	0.13%	10/10/12	10,000	9,998,592

Unsec. Disc. Notes(b)	0.16%	10/10/12	15,000	14,997,400

Unsec. Disc. Notes(b)	0.12%	10/12/12	10,000	9,998,633

Unsec. Disc. Notes(b)	0.14%	10/17/12	10,000	9,998,211

Unsec. Disc. Notes(b)	0.13%	10/24/12	10,000	9,998,057

Unsec. Disc. Notes(b)	0.13%	10/26/12	10,000	9,997,983

				271,166,751

Total U.S. Government Sponsored Agency Securities (Cost $371,574,604)				371,574,604

U.S. Treasury Securities–28.75%(b)
U.S. Treasury Bills	0.09%	09/13/12	20,000	19,999,400

U.S. Treasury Bills	0.13%	09/17/12	25,000	24,998,544

U.S. Treasury Bills	0.10%	10/04/12	15,000	14,998,625

U.S. Treasury Bills	0.10%	10/25/12	15,000	14,997,716

U.S. Treasury Bills	0.13%	11/08/12	15,000	14,996,288

U.S. Treasury Bills	0.12%	01/03/13	15,000	14,993,929

U.S. Treasury Bills	0.12%	01/10/13	15,000	14,993,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)
U.S. Treasury Bills	0.13%	01/17/13	$15,000	$14,992,353

U.S. Treasury Bills	0.12%	01/24/13	15,000	14,992,992

Total U.S. Treasury Securities (Cost $149,963,270)				149,963,270

TOTAL INVESTMENTS(c)–100.00% (Cost $521,537,874)				521,537,874

OTHER ASSETS LESS LIABILITIES–0.00%				20,042

NET ASSETS–100.00%				$521,557,916

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.64%
Alabama–1.61%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$2,112	$2,112,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.14%	04/01/28	10,000	10,000,000

				12,112,000

Arizona–2.78%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.21%	08/01/15	7,445	7,445,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/37	13,425	13,425,000

				20,870,000

Colorado–5.23%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	07/01/34	2,025	2,025,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-family RB (CEP–FNMA)(a)	0.17%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	07/01/21	4,370	4,370,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.19%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	1.04%	12/01/30	9,250	9,250,000

				39,335,000

Delaware–1.30%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/36	9,800	9,800,000

District of Columbia–3.41%
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	01/01/29	5,600	5,600,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	06/01/27	20,000	20,000,000

				25,600,000

Florida–6.62%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.18%	11/15/35	10,990	10,990,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.18%	04/01/17	2,275	2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	$2,400	$2,399,575

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/20	2,525	2,525,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.17%	07/01/32	13,000	13,000,000

St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	06/01/33	10,500	10,500,000

				49,744,575

Georgia–6.18%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	7,890	7,890,000

Georgia (State of); Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	4,630	4,659,570

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	06/15/25	4,100	4,100,000

Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/13	1,000	1,019,920

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	07/01/24	2,700	2,700,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	01/01/36	10,000	10,000,000

Richmond (County of) Board of Education; Series 2007, Sales Unlimited Tax GO Bonds (CEP–Georgia State Aid Intercept Program)	5.00%	10/01/12	2,440	2,449,578

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.17%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.14%	06/01/25	500	500,000

				46,424,068

Idaho–0.81%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,088,554

Illinois–6.49%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.20%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	06/01/36	6,940	6,940,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/30	14,845	14,845,000

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,013,468

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.18%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	3,850	3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.55%	11/01/24	$1,120	$1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.17%	10/01/33	4,850	4,850,000

				48,778,468

Indiana–6.60%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	04/01/36	7,150	7,150,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.27%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/32	9,260	9,260,000

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.15%	06/01/40	3,000	3,000,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	02/01/25	1,835	1,835,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/38	14,000	14,000,000

Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,558,269

				49,603,269

Iowa–0.55%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.15%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/16/13	1,800	1,820,836

				4,150,836

Kansas–0.47%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.17%	03/01/31	3,500	3,500,000

Maryland–2.07%
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,128,010

Maryland (State of) Department of Transportation; Second Series 2008, Consolidated Transportation RB	4.00%	09/01/12	2,375	2,375,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	4,970	4,970,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,075	2,075,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	4,990	4,990,000

				15,538,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–0.67%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	04/01/28	$5,050	$5,050,000

Michigan–1.98%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/38	10,000	10,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.18%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	09/01/25	1,380	1,380,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	05/01/31	600	600,000

Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,280,739

				14,875,739

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.20%	04/01/37	5,835	5,835,000

Mississippi–0.83%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.19%	12/01/30	1,000	1,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.17%	05/01/35	5,220	5,220,000

				6,220,000

Missouri–3.89%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.42%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)(a)	0.15%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.17%	11/01/21	1,805	1,805,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.20%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.20%	12/01/15	3,950	3,950,000

				29,265,000

Nevada–0.93%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	12/01/39	7,000	7,000,000

New Hampshire–2.91%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	09/01/37	980	980,000

				21,855,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.50%
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	$3,690	$3,778,230

New York–1.52%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/01/32	7,925	7,925,000

Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.15%	11/01/31	3,500	3,500,000

				11,425,000

North Carolina–3.05%
New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,008,044

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	1,405	1,405,000

North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,047,821

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/28	4,635	4,635,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.15%	12/01/36	9,700	9,700,000

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,071,521

Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,028,215

				22,895,601

Ohio–3.53%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	06/01/35	8,045	8,045,000

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/21	10,000	10,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,505	8,505,000

				26,550,000

Pennsylvania–6.55%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.18%	07/15/21	8,500	8,500,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	09/01/18	2,305	2,305,000

Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD Health System RB(a)	0.16%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	09/01/28	7,625	7,625,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.20%	07/01/38	16,303	16,303,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	04/01/20	1,800	1,800,000

				49,213,000

South Carolina–0.43%
Spartanburg County School District No. 7; Series 2012, Unlimited Tax GO Bonds (CEP–South Carolina School District Credit Enhancement Program)	4.00%	09/01/12	3,225	3,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–2.32%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	$1,375	$1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	10,000	10,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/33	4,750	4,750,000

Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,315,537

				17,440,537

Texas–13.39%
Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,164,464

Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.21%	10/15/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.19%	10/18/12	3,500	3,500,000

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	01/01/41	19,000	19,000,000

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	3,400	3,420,196

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,133,310

Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/13	2,130	2,157,176

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,351,648

Series 2012, Limited Tax Notes	1.50%	02/01/13	2,705	2,719,644

Series 2012, Ref. General Improvement Limited Tax GO Bonds	2.00%	02/01/13	2,210	2,226,608

Tarrant Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	01/01/13	3,500	3,555,780

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	9,000	9,203,539

				100,622,365

Utah–0.75%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.27%	06/01/21	2,500	2,500,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.22%	04/01/42	3,125	3,125,000

				5,625,000

Virginia–2.51%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,017,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	$990	$990,000

Virginia (State of) College Building Authority (Washington & Lee University); Series 2006, Educational Facilities RB	5.00%	01/01/13	1,065	1,082,025

				18,844,669

Washington–1.38%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	500	500,000

Shoreline School District No. 412; Series 2010, Unlimited Tax GO Bonds (CEP–Washington State School District Guaranty Program)	2.00%	12/01/12	2,500	2,511,345

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	10/01/30	3,000	3,000,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,450	1,450,000

Washington (State of); Series 2010 C, Ref. Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	01/01/13	2,850	2,895,545

				10,356,890

West Virginia–0.91%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–5.96%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.17%	10/01/42	5,260	5,260,000

Madison Area Technical College District; Serioes 2011-12 C, Unlimited GO Promissory Notes	1.50%	09/01/12	3,610	3,610,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	06/01/37	4,890	4,890,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.60%	07/01/14	730	730,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/32	9,000	9,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.27%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	05/01/30	19,300	19,300,000

				44,790,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	11/01/24	5,460	5,460,000

TOTAL INVESTMENTS(f)(g)–99.64% (Cost $748,671,811)				748,671,811

OTHER ASSETS LESS LIABILITIES–0.36%				2,737,806

NET ASSETS–100.00%				$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $37,150,000, which represented 4.94% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	22.6%

PNC Bank, N.A.	9.7

Federal Home Loan Mortgage Corp.	8.5

US Bank, N.A.	8.2

Federal National Mortgage Association	7.8

Wells Fargo Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$15,916,693,509	$2,246,233,771	$7,347,101,210	$3,624,121,852	$521,537,874	$748,671,811

Repurchase agreements, at value and cost	3,566,810,454	849,057,955	7,834,059,907	2,137,884,933	—	—

Total investments, at value and cost	19,483,503,963	3,095,291,726	15,181,161,117	5,762,006,785	521,537,874	748,671,811

Cash	—	—	—	—	—	1,189,510

Receivable for:
Investments sold	4,280,268	1,210,046	—	—	—	1,095,043

Interest	6,285,248	66,934	4,162,168	884,204	39,832	755,918

Fund expenses absorbed	399,698	141,976	1,263,067	513,115	115,111	98,217

Investment for trustee deferred compensation and retirement plans	552,925	260,336	264,177	109,648	51,022	98,198

Other assets	27,512	150,088	34,505	47,295	21,832	66,912

Total assets	19,495,049,614	3,097,121,106	15,186,885,034	5,763,561,047	521,765,671	751,975,609

Liabilities:
Payable for:
Amount due custodian	5,683	—	—	—	—	—

Dividends	2,421,467	158,779	265,660	116,265	8,384	13,181

Accrued fees to affiliates	588,542	192,627	1,186,775	526,259	23,840	84,347

Accrued operating expenses	323,824	72,277	250,378	120,430	49,556	45,613

Trustee deferred compensation and retirement plans	3,666,879	1,165,361	1,945,961	937,661	125,975	422,851

Total liabilities	7,006,395	1,589,044	3,648,774	1,700,615	207,755	565,992

Net assets applicable to shares outstanding	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

Net assets consist of:
Shares of beneficial interest	$19,486,042,693	$3,094,866,442	$15,182,571,785	$5,761,237,722	$521,546,656	$751,538,391

Undistributed net investment income	2,367,212	371,127	664,475	622,710	11,260	(50,202)

Undistributed net realized gain (loss)	(366,686)	294,493	—	—	—	(78,572)

	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,051,708,064	$2,337,469,490	$7,014,482,169	$3,772,428,968	$431,857,187	$495,297,303

Private Investment Class	$372,458,444	$159,749,829	$808,131,243	$382,019,031	$38,425,752	$95,843,016

Personal Investment Class	$102,628,198	$72,420,073	$126,917,087	$13,558,331	$4,544,977	$2,749,858

Cash Management Class	$785,901,066	$358,386,710	$4,929,501,168	$673,598,417	$33,449,333	$76,483,205

Reserve Class	$97,223,996	$16,390,370	$25,205,659	$264,285,724	$1,350,816	$25,359,632

Resource Class	$141,084,853	$54,460,615	$276,388,407	$150,944,205	$11,919,838	$28,356,958

Corporate Class	$1,937,038,598	$96,654,975	$2,002,610,527	$505,025,756	$10,013	$27,319,645

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,050,148,618	2,338,010,919	7,014,073,468	3,772,103,621	431,809,821	495,294,352

Private Investment Class	372,407,076	159,831,346	808,023,603	381,958,171	38,446,666	95,827,568

Personal Investment Class	102,619,113	72,364,571	126,830,860	13,554,275	4,545,581	2,746,166

Cash Management Class	785,607,312	358,374,175	4,928,901,950	673,505,025	33,446,329	76,506,514

Reserve Class	97,224,950	16,391,351	25,187,006	264,284,527	1,349,127	25,355,526

Resource Class	141,051,584	54,432,325	276,324,534	150,898,372	11,917,179	28,354,353

Corporate Class	1,936,983,537	96,640,187	2,002,666,370	504,980,406	10,014	27,320,220

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$53,228,375	$5,891,542	$15,168,720	$10,641,223	$713,969	$1,560,972

Expenses:
Advisory fees	27,708,650	4,473,828	23,891,974	8,428,024	1,188,203	1,880,097

Administrative services fees	1,059,091	592,650	982,757	757,759	241,955	242,379

Custodian fees	718,215	125,568	645,207	301,477	40,026	33,009

Distribution fees:
Private Investment Class	2,257,421	1,091,769	3,830,654	2,268,716	175,094	445,935

Personal Investment Class	763,248	638,840	1,213,917	106,963	35,071	26,213

Cash Management Class	837,246	428,340	6,764,499	1,492,054	33,738	104,666

Reserve Class	1,034,960	92,368	800,866	2,244,401	20,786	249,627

Resource Class	319,175	72,085	559,781	456,797	29,630	46,435

Corporate Class	482,395	28,065	756,615	327,287	3,298	10,383

Transfer agent fees	1,662,519	268,430	1,425,737	717,532	73,188	73,354

Trustees’ and officers’ fees and benefits	1,068,071	177,674	882,292	496,042	60,044	64,495

Other	753,791	234,907	619,953	392,197	166,900	159,760

Total expenses	38,664,782	8,224,524	42,374,252	17,989,249	2,067,933	3,336,353

Less: Fees waived and expenses reimbursed	(10,593,501)	(4,456,757)	(30,444,222)	(9,086,786)	(1,517,648)	(2,250,323)

Net expenses	28,071,281	3,767,767	11,930,030	8,902,463	550,285	1,086,030

Net investment income	25,157,094	2,123,775	3,238,690	1,738,760	163,684	474,942

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	(293,864)	294,493	50,407	27,193	13,675	—

Net increase in net assets resulting from operations	$24,863,230	$2,418,268	$3,289,097	$1,765,953	$177,359	$474,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2012 and 2011

	Liquid Assets Portfolio		STIC Prime Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$25,157,094	$30,037,490	$2,123,775	$2,389,704

Net realized gain (loss)	(293,864)	(58,293)	294,493	—

Net increase in net assets resulting from operations	24,863,230	29,979,197	2,418,268	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(22,653,197)	(25,064,971)	(1,970,544)	(1,914,692)

Private Investment Class	(91,059)	(104,657)	(159,676)	(61,778)

Personal Investment Class	(20,510)	(20,916)	(56,186)	(18,886)

Cash Management Class	(549,401)	(1,808,242)	(298,814)	(214,666)

Reserve Class	(20,900)	(22,045)	(5,540)	(1,386)

Resource Class	(32,103)	(45,485)	(22,143)	(20,695)

Corporate Class	(1,891,596)	(2,971,174)	(75,876)	(157,601)

Total distributions from net investment income	(25,258,766)	(30,037,490)	(2,588,779)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	811,900,804	(1,076,951,392)	445,421,945	39,264,332

Private Investment Class	(129,163,894)	(207,822,434)	(107,860,105)	(39,362,727)

Personal Investment Class	(5,049,935)	(3,795,941)	(12,026,107)	(4,527,089)

Cash Management Class	(781,536,081)	(1,059,890,679)	(93,221,563)	229,414

Reserve Class	6,998,794	(18,744,717)	9,601,823	(1,245,728)

Resource Class	(35,990,962)	(84,339,783)	25,248,010	(121,895,207)

Corporate Class	78,500,235	(1,816,634,825)	(5,973,384)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(54,341,039)	(4,268,179,771)	261,190,619	(296,515,682)

Net increase (decrease) in net assets	(54,736,575)	(4,268,238,064)	261,020,108	(296,515,682)

Net Assets:
Beginning of year	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of year*	$19,488,043,219	$19,542,779,794	$3,095,532,062	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,367,212	$2,549,244	$371,127	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

			Government &
	Treasury Portfolio		Agency Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$3,238,690	$3,552,436	$1,738,760	$3,103,073

Net realized gain	50,407	495,071	27,193	104,979

Net increase in net assets resulting from operations	3,289,097	4,047,507	1,765,953	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(1,086,755)	(1,646,245)	(1,033,531)	(2,277,120)

Private Investment Class	(155,889)	(169,870)	(91,310)	(100,807)

Personal Investment Class	(32,903)	(36,476)	(2,868)	(2,934)

Cash Management Class	(1,375,936)	(1,131,781)	(300,323)	(250,978)

Reserve Class	(16,233)	(19,409)	(45,177)	(20,083)

Resource Class	(56,850)	(67,747)	(45,960)	(53,861)

Corporate Class	(514,124)	(480,896)	(219,591)	(397,290)

Total distributions from net investment income	(3,238,690)	(3,552,424)	(1,738,760)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,035)	—	(102,825)	—

Private Investment Class	(39,886)	—	(10,470)	—

Personal Investment Class	(9,672)	—	(306)	—

Cash Management Class	(395,770)	—	(29,914)	—

Reserve Class	(10,974)	—	(2,991)	—

Resource Class	(14,691)	—	(5,506)	—

Corporate Class	(198,001)	—	(23,010)	—

Total distributions from net realized gains	(935,029)	—	(175,022)	—

Share transactions–net:
Institutional Class	1,834,112,962	649,938,568	(1,883,220,830)	1,112,658,773

Private Investment Class	(36,853,689)	60,672,576	(167,828,533)	(8,156,568)

Personal Investment Class	(58,382,432)	11,874,463	(1,134,450)	710,512

Cash Management Class	(1,449,829,654)	1,099,901,588	(1,000,924,066)	631,644,460

Reserve Class	(123,454,493)	96,918,581	193,913,087	(113,478,371)

Resource Class	(17,144,597)	(115,864,624)	(121,226,628)	(21,992,305)

Corporate Class	146,476,752	302,491,390	(839,234,410)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	294,924,849	2,105,932,542	(3,819,655,830)	1,775,574,098

Net increase (decrease) in net assets	294,040,227	2,106,427,625	(3,819,803,659)	1,775,679,077

Net Assets:
Beginning of year	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of year*	$15,183,236,260	$14,889,196,033	$5,761,860,432	$9,581,664,091

* Includes accumulated undistributed net investment income	$664,475	$1,298,049	$622,710	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

	Government		Tax-Free
	TaxAdvantage		Cash Reserve
	Portfolio		Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$163,684	$168,055	$474,942	$392,676

Net realized gain (loss)	13,675	7,379	—	(5,583)

Net increase in net assets resulting from operations	177,359	175,434	474,942	387,093

Distributions to shareholders from net investment income:
Institutional Class	(143,288)	(142,820)	(313,662)	(330,463)

Private Investment Class	(7,051)	(14,193)	(49,272)	(19,378)

Personal Investment Class	(941)	(1,623)	(2,080)	(998)

Cash Management Class	(6,788)	(4,994)	(62,337)	(28,288)

Reserve Class	(417)	(361)	(14,456)	(3,845)

Resource Class	(2,984)	(3,464)	(12,162)	(6,551)

Corporate Class	(2,215)	(600)	(20,973)	(3,153)

Total distributions from net investment income	(163,684)	(168,055)	(474,942)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,065)	—	—	—

Personal Investment Class	(479)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(238)	—	—	—

Resource Class	(1,098)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,996)	—	—	—

Share transactions–net:
Institutional Class	55,882,200	200,326,458	(6,724,666)	(177,058,455)

Private Investment Class	(9,209,433)	19,214,381	(3,000,673)	(20,076,002)

Personal Investment Class	(255,316)	(1,793,379)	(1,467,962)	(3,296,510)

Cash Management Class	(5,916,215)	29,558,474	(29,853,031)	(21,918,412)

Reserve Class	477,453	30,018	7,073,577	3,542,784

Resource Class	(5,164,314)	5,924,443	3,754,782	(19,053,694)

Corporate Class	(50,832,006)	44,832,018	(634,156)	27,240,936

Net increase (decrease) in net assets resulting from share transactions	(15,017,631)	298,092,413	(30,852,129)	(210,619,353)

Net increase (decrease) in net assets	(15,051,952)	298,099,792	(30,852,129)	(210,624,936)

Net Assets:
Beginning of year	536,609,868	238,510,076	782,261,746	992,886,682

End of year*	$521,557,916	$536,609,868	$751,409,617	$782,261,746

* Includes accumulated undistributed net investment income (loss)	$11,260	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2012

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

46        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with a Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

47        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the year ended August 31, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,094,863	$—

STIC Prime Portfolio	1,692,827	615,590

Treasury Portfolio	6,142,097	10,375,793

Government & Agency Portfolio	—	2,216,867

Government TaxAdvantage Portfolio	598,783	621,250

Tax-Free Cash Reserve Portfolio	404,923	962,141

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$775,594	$429,070	$87	$768,847	$116,550	N/A

STIC Prime Portfolio	605,933	446,038	238,761	77,408	46,569	$14,473

Treasury Portfolio	2,298,393	890,206	5,411,600	696,754	447,825	756,615

Government & Agency Portfolio	1,356,809	78,303	1,183,229	1,949,877	363,573	320,577

Government TaxAdvantage Portfolio	87,547	9,352	6,746	2,702	5,926	N/A

Tax-Free Cash Reserve Portfolio	222,968	19,223	83,732	217,175	37,148	10,383

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

48        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$902,967	$203,533	$167,449	$134,541	N/A	N/A

STIC Prime Portfolio	436,708	170,357	85,668	12,008	$14,417	N/A

Treasury Portfolio	1,532,261	323,711	1,352,899	104,112	111,956	N/A

Government & Agency Portfolio	907,486	28,523	298,411	291,772	91,359	N/A

Government TaxAdvantage Portfolio	87,547	25,719	26,990	18,084	23,704	$3,298

Tax-Free Cash Reserve Portfolio	222,968	6,990	20,933	32,452	9,287	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,483,503,963	$—	$19,483,503,963

STIC Prime Portfolio	—	3,095,291,726	—	3,095,291,726

Treasury Portfolio	—	15,181,161,117	—	15,181,161,117

Government & Agency Portfolio	—	5,762,006,785	—	5,762,006,785

Government TaxAdvantage Portfolio	—	521,537,874	—	521,537,874

Tax-Free Cash Reserve Portfolio	—	748,671,811	—	748,671,811

49        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$887,545,074	$1,047,028,115	$—

STIC Prime Portfolio	307,924,126	303,594,357	—

Tax-Free Cash Reserve Portfolio	987,447,767	816,194,492	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2012 and 2011:

	2012	2011

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$25,258,766	$30,037,490

STIC Prime Portfolio	2,588,779	2,389,704

Treasury Portfolio	4,173,719	3,552,424

Government & Agency Portfolio	1,913,782	3,103,073

Government TaxAdvantage Portfolio	211,680	168,055

Tax-Free Cash Reserve Portfolio	474,942	392,676

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary		Shares of
	Ordinary	Book/Tax	Capital Loss	Beneficial	Total
	Income	Differences	Carryforward	Interest	Net Assets

Liquid Assets Portfolio	$5,960,304	$(3,593,092)	$(366,686)	$19,486,042,693	$19,488,043,219

STIC Prime Portfolio	1,796,240	(1,130,620)	—	3,094,866,442	3,095,532,062

Treasury Portfolio	2,575,181	(1,910,706)	—	15,182,571,785	15,183,236,260

Government & Agency Portfolio	1,545,740	(923,030)	—	5,761,237,722	5,761,860,432

Government TaxAdvantage Portfolio	130,426	(119,166)	—	521,546,656	521,557,916

Tax-Free Cash Reserve Portfolio	359,545	(409,747)	(78,572)	751,538,391	751,409,617

50        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term
					Not Subject to	Not Subject to
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Expiration	Expiration	Total*

Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and excise tax disallowed, on August 31, 2012. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$(80,360)	$(14,528)	$94,888

STIC Prime Portfolio	(221,522)	—	221,522

Treasury Portfolio	(633,574)	510,139	123,435

Government & Agency Portfolio	(42,856)	42,851	5

Government TaxAdvantage Portfolio	(35,908)	26,942	8,966

51        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	89,348,642,488	$89,348,642,488	114,974,747,244	$114,974,747,244

Private Investment Class	1,457,491,082	1,457,491,082	2,097,458,780	2,097,458,780

Personal Investment Class	394,000,581	394,000,581	583,984,515	583,984,515

Cash Management Class	4,943,022,425	4,943,022,425	17,713,105,743	17,713,105,743

Reserve Class	798,059,349	798,059,349	576,444,353	576,444,353

Resource Class	949,447,727	949,447,727	1,578,904,039	1,578,904,039

Corporate Class	14,036,015,335	14,036,015,335	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	7,977,164	7,977,164	11,043,998	11,043,998

Private Investment Class	28,241	28,241	37,630	37,630

Personal Investment Class	16,939	16,939	16,453	16,453

Cash Management Class	243,762	243,762	1,152,856	1,152,856

Reserve Class	20,656	20,656	22,368	22,368

Resource Class	31,545	31,545	50,434	50,434

Corporate Class	652,399	652,399	1,304,161	1,304,161

Reacquired:
Institutional Class	(88,544,718,848)	(88,544,718,848)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(1,586,683,217)	(1,586,683,217)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(399,067,455)	(399,067,455)	(587,796,909)	(587,796,909)

Cash Management Class	(5,724,802,268)	(5,724,802,268)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(791,081,211)	(791,081,211)	(595,211,438)	(595,211,438)

Resource Class	(985,470,234)	(985,470,234)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(13,958,167,499)	(13,958,167,499)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(54,341,039)	$(54,341,039)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 28% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

52        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,818,749,285	$8,818,749,285	8,894,152,113	$8,894,152,113

Private Investment Class	1,646,112,321	1,646,112,321	2,199,271,995	2,199,271,995

Personal Investment Class	2,023,470,801	2,023,470,801	2,117,878,669	2,117,878,669

Cash Management Class	2,918,490,012	2,918,490,012	2,929,112,525	2,929,112,525

Reserve Class	59,987,205	59,987,205	68,100,033	68,100,033

Resource Class	120,292,226	120,292,226	635,057,207	635,057,207

Corporate Class	956,434,075	956,434,075	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	522,849	522,849	725,692	725,692

Private Investment Class	90,389	90,389	33,359	33,359

Personal Investment Class	44,770	44,770	15,323	15,323

Cash Management Class	157,787	157,787	106,092	106,092

Reserve Class	4,815	4,815	436	436

Resource Class	18,083	18,083	6,389	6,389

Corporate Class	73,178	73,178	169,477	169,477

Reacquired:
Institutional Class	(8,373,850,189)	(8,373,850,189)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(1,754,062,815)	(1,754,062,815)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(2,035,541,678)	(2,035,541,678)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(3,011,869,362)	(3,011,869,362)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(50,390,197)	(50,390,197)	(69,346,197)	(69,346,197)

Resource Class	(95,062,299)	(95,062,299)	(756,958,803)	(756,958,803)

Corporate Class	(962,480,637)	(962,480,637)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	261,190,619	$261,190,619	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Additionally, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

53        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	25,684,885,613	$25,684,885,613	26,030,423,281	$26,030,423,281

Private Investment Class	6,307,904,112	6,307,904,112	5,499,203,569	5,499,203,569

Personal Investment Class	1,107,149,443	1,107,149,443	1,649,945,502	1,649,945,502

Cash Management Class	36,590,448,616	36,590,448,616	37,920,690,992	37,920,690,992

Reserve Class	550,118,652	550,118,652	657,687,537	657,687,537

Resource Class	438,220,116	438,220,116	1,127,136,815	1,127,136,815

Corporate Class	18,985,530,640	18,985,530,640	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	692,335	692,335	583,687	583,687

Private Investment Class	45,128	45,128	37,590	37,590

Personal Investment Class	41,597	41,597	34,938	34,938

Cash Management Class	199,968	199,968	152,156	152,156

Reserve Class	21,779	21,779	13,566	13,566

Resource Class	30,503	30,503	40,664	40,664

Corporate Class	281,122	281,122	151,996	151,996

Reacquired:
Institutional Class	(23,851,464,986)	(23,851,464,986)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(6,344,802,929)	(6,344,802,929)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(1,165,573,472)	(1,165,573,472)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(38,040,478,238)	(38,040,478,238)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(673,594,924)	(673,594,924)	(560,782,522)	(560,782,522)

Resource Class	(455,395,216)	(455,395,216)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(18,839,335,010)	(18,839,335,010)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	294,924,849	$294,924,849	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	50,116,831,608	$50,116,831,608	61,611,815,820	$61,611,815,820

Private Investment Class	1,978,700,678	1,978,700,678	2,549,756,494	2,549,756,494

Personal Investment Class	101,374,961	101,374,961	63,367,177	63,367,177

Cash Management Class	11,662,178,713	11,662,178,713	7,338,150,426	7,338,150,426

Reserve Class	638,520,807	638,520,807	365,919,015	365,919,015

Resource Class	1,474,848,113	1,474,848,113	2,088,493,367	2,088,493,367

Corporate Class	8,152,323,225	8,152,323,225	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	624,554	624,554	1,388,120	1,388,120

Private Investment Class	17,647	17,647	21,179	21,179

Personal Investment Class	109	109	269	269

Cash Management Class	125,442	125,442	173,309	173,309

Reserve Class	16,199	16,199	1,867	1,867

Resource Class	31,833	31,833	40,787	40,787

Corporate Class	103,232	103,232	191,614	191,614

Reacquired:
Institutional Class	(52,000,676,992)	(52,000,676,992)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(2,146,546,858)	(2,146,546,858)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(102,509,520)	(102,509,520)	(62,656,934)	(62,656,934)

Cash Management Class	(12,663,228,221)	(12,663,228,221)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(444,623,919)	(444,623,919)	(479,399,253)	(479,399,253)

Resource Class	(1,596,106,574)	(1,596,106,574)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(8,991,660,867)	(8,991,660,867)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(3,819,655,830)	$(3,819,655,830)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

55        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,731,626,851	$3,731,626,851	2,711,332,476	$2,711,332,476

Private Investment Class	253,690,624	253,690,624	437,193,566	437,193,566

Personal Investment Class	10,327,891	10,327,891	88,578,959	88,578,959

Cash Management Class	43,621,575	43,621,575	43,825,246	43,825,246

Reserve Class	3,860,999	3,860,999	6,204,928	6,204,928

Resource Class	17,935,727	17,935,727	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	147,439	147,439	128,424	128,424

Private Investment Class	4,337	4,337	3,850	3,850

Cash Management Class	10,599	10,599	4,412	4,412

Reserve Class	645	645	315	315

Resource Class	3,478	3,478	2,702	2,702

Corporate Class	2,178	2,178	67	67

Reacquired:
Institutional Class	(3,675,892,090)	(3,675,892,090)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(262,904,394)	(262,904,394)	(417,983,035)	(417,983,035)

Personal Investment Class	(10,583,207)	(10,583,207)	(90,372,338)	(90,372,338)

Cash Management Class	(49,548,389)	(49,548,389)	(14,271,184)	(14,271,184)

Reserve Class	(3,384,191)	(3,384,191)	(6,175,225)	(6,175,225)

Resource Class	(23,103,519)	(23,103,519)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase (decrease) in share activity	(15,017,631)	$(15,017,631)	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,171,103,042	$1,171,103,042	1,598,415,148	$1,598,415,148

Private Investment Class	235,527,922	235,527,922	189,820,412	189,820,412

Personal Investment Class	5,675,300	5,675,300	7,217,382	7,217,382

Cash Management Class	338,249,957	338,249,957	738,707,920	738,707,920

Reserve Class	83,892,175	83,892,175	37,462,640	37,462,640

Resource Class	42,838,775	42,838,775	7,155,166,244	7,155,166,244

Corporate Class	112,780,460	112,780,460	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	62,811	62,811	66,383	66,383

Private Investment Class	29,076	29,076	14,993	14,993

Personal Investment Class	822	822	314	314

Cash Management Class	46,142	46,142	20,854	20,854

Reserve Class	14,273	14,273	3,752	3,752

Resource Class	10,887	10,887	5,421	5,421

Corporate Class	20,706	20,706	2,633	2,633

Reacquired:
Institutional Class	(1,177,890,519)	(1,177,890,519)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(238,557,671)	(238,557,671)	(209,911,407)	(209,911,407)

Personal Investment Class	(7,144,084)	(7,144,084)	(10,514,206)	(10,514,206)

Cash Management Class	(368,149,130)	(368,149,130)	(760,647,186)	(760,647,186)

Reserve Class	(76,832,871)	(76,832,871)	(33,923,608)	(33,923,608)

Resource Class	(39,094,880)	(39,094,880)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(113,435,322)	(113,435,322)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	(30,852,129)	$(30,852,129)	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$372,458	0.27	%(c)	0.68	%(c)	0.02	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28		0.67		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	709,454	0.31		0.68		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.00	748,744	0.46		0.71		0.87
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.49	875,556	0.42		0.67		3.34

STIC Prime Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15	(c)	0.70	(c)	0.05	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22		0.69		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25		0.69		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.64	429,979	0.42		0.73		0.68
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.32	700,843	0.42		0.68		3.16

Treasury Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08	(c)	0.68	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12		0.68		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	784,322	0.16		0.68		0.02
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	2,267,919	0.31		0.70		0.21
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.62	1,153,785	0.42		0.68		2.36

Government & Agency Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10	(c)	0.63	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15		0.63		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21		0.63		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.46	781,264	0.39		0.65		0.35
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.12	504,696	0.42		0.64		2.98

Government TaxAdvantage Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07	(c)	0.72	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11		0.76		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14		0.76		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	42,922	0.35		0.80		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.02	40,540	0.37		0.74		3.05

Tax-Free Cash Reserve Portfolio
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13	(c)	0.80	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26		0.79		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29		0.79		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.70	206,398	0.48		0.81		0.83
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.62	300,898	0.47	(d)	0.75	(d)	1.51	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.02	249,372	0.47		0.75		2.98

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $451,484, $218,354, $766,131, $453,743, $35,019 and $89,187 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

58        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Private Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Private Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Private Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 23, 2012
Houston, Texas

59        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Private Investment Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.31	$1,023.83	$1.32	0.26%

STIC Prime Portfolio	1,000.00	1,000.40	0.75	1,024.38	0.76	0.15

Treasury Portfolio	1,000.00	1,000.10	0.50	1,024.63	0.51	0.10

Government & Agency Portfolio	1,000.00	1,000.10	0.65	1,024.48	0.66	0.13

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.35	1,024.78	0.36	0.07

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.80	1,024.33	0.81	0.16

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2012, through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

60        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and

61        Short-Term Investments Trust

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

62        Short-Term Investments Trust

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that each Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio and Liquid Assets Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

Government TaxAdvantage Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

63        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2012:

Federal and State Income Tax

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.83%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	40.64%	0.00%

Government & Agency Portfolio	0.00%	0.00%	1.13%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	12.65%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified	Qualified
	Short-Term	Interest
	Gains	Income**

Liquid Assets Portfolio	$—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	424,890	100%

Government & Agency Portfolio	132,172	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

64        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	129	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	129	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3]– 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	147	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Invesco Fund Complex.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	129	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer	147	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	129	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	129	Chairman, Board of Governors, Western Golf Association, Chairman-elect, Evans Scholars Foundation and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	147	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	129	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	129	Insperity (formerly known as Administaff)

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	129	Director, Reich & Tang Funds (6 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	129	None

Larry Soll — 1942 Trustee	2003	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	129	None

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees—(continued)

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago	147	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	129	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

Number of
Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Other Officers—(continued)

Lisa O. Brinkley — 1959 Vice President	2004	Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-AR-5	Invesco Distributors, Inc.

Reserve Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2012

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
40	Financial Statements
46	Notes to Financial Statements
58	Financial Highlights
59	Auditor’s Report
60	Fund Expenses
61	Approval of Investment Advisory and Sub-Advisory Agreements
64	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Reserve Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2012. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Economic uncertainty prevailed in the US and Europe during the 12 months covered by this report.
     The economic recovery in the US seemed to gather momentum earlier in 2012, but confidence began to wane amid growing concern about the domestic impact of the eurozone debt crisis. Gross domestic product (GDP), the broadest measure of overall US economic activity, grew at annualized rates of 1.3% and 4.1% in the third and fourth quarters of 2011, respectively, but slowed in the first half of 2012.1 And while the unemployment rate trended lower during the reporting period, it remained elevated above 8.0%.2
     The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, although it extended the horizon for maintaining this rate from 2013 to late 2014.3 In the fall of 2011, the Fed announced Operation Twist, in which the Fed would sell short-dated Treasury securities with maturities of three years or less and use the proceeds to buy $400 billion3 in longer-dated bonds with maturities of six to 30 years in an effort to push down long-term interest rates. As the economic recovery continued to falter, the Fed announced in June 2012 that it would extend Operation Twist another six months, through the end of the year. With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     No significant progress was made during the reporting period in resolving the ongoing eurozone debt crisis. The effects of the European Central Bank’s efforts to shore up European banks through the roughly €1 trillion Long-Term Refinancing Operation4 quickly dissipated, leaving some of Europe’s largest economies vulnerable to financial turmoil. Even as concerns intensified about a potential Greek exit from the monetary union and a €100 billion4 bailout for Spain, Europe’s fourth-largest economy,4 European leaders worked tirelessly to contain the crisis by strengthening emergency and bailout funds in an effort to foster a stronger monetary union.
Invesco Fixed Income’s strength and experience
For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1 Source: Bureau of Economic Analysis
2 Source: Bureau of Labor Statistics
3 Source: US Federal Reserve
4 Source: Reuters
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3 Short-Term Investments Trust

Fund data

Reserve Class data as of 8/31/12

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Fiscal	Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	31 - 48 days	38 days	53 days	$97.2	million

STIC Prime	13 - 30 days	19 days	19 days	16.3	million

Treasury	28 - 48 days	43 days	43 days	25.2	million

Government & Agency	24 - 49 days	39 days	56 days	264.2	million

Government TaxAdvantage	21 - 46 days	37 days	65 days	1.3	million

Tax-Free Cash Reserve	17 - 28 days	28 days	28 days	25.3	million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
     The Fund invests in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
4 Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/12

	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1-15	1-3, 5-15	6, 8-10, 12	6, 8-10, 12, 14	6, 8-10, 14	1-3, 5-11, 13, 15

1 - 7	45.6%	41.6%	52.2%	48.1%	30.8%	87.8%

8 - 30	11.9	29.2	0.7	0.4	21.3	0.0

31 - 60	14.8	29.2	17.1	28.5	31.6	1.7

61 - 90	12.1	0.0	11.5	13.0	2.9	0.8

91 - 180	15.0	0.0	18.5	9.0	13.4	5.0

181+	0.6	0.0	0.0	1.0	0.0	4.7
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Counterparty risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

2	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

3	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

4	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

5	Industry focus risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

6	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

7	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

8	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

9	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

10	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

11	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

12	Repurchase agreement risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

13	Synthetic securities risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

14	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5 Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–43.58%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.31%
Atlantis One Funding Corp.(b)(c)	0.22%	09/07/12	$100,000	$99,996,333

Atlantis One Funding Corp.(b)(c)	0.32%	12/04/12	200,000	199,832,889

Atlantis One Funding Corp.(b)(c)	0.42%	01/02/13	150,000	149,784,750

				449,613,972

Asset-Backed Securities–Consumer Receivables–2.44%
Old Line Funding, LLC(b)	0.20%	09/05/12	100,000	99,997,778

Old Line Funding, LLC(b)	0.31%	01/17/13	80,963	80,866,789

Old Line Funding, LLC(b)	0.35%	01/08/13	70,000	69,912,208

Old Line Funding, LLC(b)	0.35%	01/15/13	100,000	99,867,778

Old Line Funding, LLC(b)	0.20%	09/04/12	75,000	74,998,750

Thunder Bay Funding, LLC(b)	0.32%	01/15/13	50,000	49,939,555

				475,582,858

Asset-Backed Securities–Fully Supported–1.69%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/13/12	100,000	99,898,611

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/20/12	79,700	79,611,444

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	01/02/13	100,000	99,829,167

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.54%	01/16/13	50,000	49,897,250

				329,236,472

Asset-Backed Securities–Fully Supported Bank–6.21%
Aspen Funding Corp. (CEP–Deutsche Bank AG)(b)(c)	0.38%	09/05/12	100,000	99,995,778

Concord Minutemen Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.32%	09/05/12	200,000	199,992,889

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/05/12	100,000	99,996,556

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/28/12	100,000	99,976,750

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/07/12	100,000	99,994,167

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/14/12	225,000	224,971,562

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/27/12	50,000	49,990,972

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/28/12	75,000	74,985,938

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	100,000	99,987,500

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.23%	09/06/12	60,500	60,498,109

Matchpoint Master Trust (CEP–BNP Paribas)(b)(c)	0.36%	09/27/12	101,000	100,973,740

				1,211,363,961

Asset-Backed Securities–Multi-Purpose–2.63%
CAFCO, LLC(b)	0.25%	09/25/12	62,000	61,989,667

Chariot Funding, LLC/Ltd.(b)	0.25%	09/04/12	100,000	99,997,917

CHARTA, LLC(b)	0.31%	09/17/12	100,000	99,986,222

Mont Blanc Capital Corp.(b)(c)	0.32%	09/10/12	100,000	99,992,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	11/01/12	$100,000	$99,949,166

Regency Markets No. 1, LLC(b)(c)	0.21%	09/18/12	50,000	49,995,042

				511,910,014

Asset-Backed Securities–Securities–0.61%
Scaldis Capital Ltd./LLC(b)(c)	0.38%	09/14/12	120,000	119,983,533

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding LLC(b)	0.23%	09/10/12	5,000	4,999,713

Market Street Funding LLC(b)	0.24%	09/07/12	50,000	49,998,000

Market Street Funding LLC(b)	0.25%	09/10/12	65,000	64,995,937

Market Street Funding LLC(b)	0.35%	11/01/12	45,000	44,973,313

				164,966,963

Consumer Finance–0.01%
American Honda Finance Corp.(c)	0.13%	09/11/12	1,500	1,499,946

Diversified Banks–10.74%
Bank of Montreal(c)	0.32%	12/03/12	130,000	129,892,701

BNP Paribas Finance Inc.(c)	0.13%	09/04/12	5,700	5,699,938

BNZ International Funding Ltd.(b)(c)	0.27%	09/07/12	40,000	39,998,200

BNZ International Funding Ltd.(b)(c)	0.24%	11/09/12	98,000	97,954,920

BNZ International Funding Ltd.(b)(c)	0.25%	12/06/12	150,000	149,900,000

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/05/12	13,000	12,999,639

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/07/12	12,500	12,499,479

DBS Bank Ltd.(b)(c)	0.26%	09/05/12	50,000	49,998,556

DBS Bank Ltd.(b)(c)	0.26%	12/04/12	98,300	98,233,265

DBS Bank Ltd.(b)(c)	0.27%	10/05/12	147,500	147,463,084

ING (US) Funding LLC(c)	0.37%	09/25/12	75,000	74,981,500

Mizuho Funding, LLC(b)(c)	0.35%	11/02/12	100,000	99,940,583

Mizuho Funding, LLC(b)(c)	0.36%	10/01/12	140,000	139,958,000

National Australia Funding Delaware Inc.(b)(c)	0.35%	11/05/12	150,000	149,906,563

Societe Generale North America, Inc.(c)	0.53%	10/19/12	125,000	124,911,667

Standard Chartered Bank(b)(c)	0.27%	09/04/12	150,000	149,996,625

Standard Chartered Bank(b)(c)	0.32%	10/02/12	100,000	99,972,444

Standard Chartered Bank(b)(c)	0.32%	10/09/12	100,000	99,966,222

Standard Chartered Bank(b)(c)	0.35%	10/15/12	55,000	54,976,472

Sumitomo Mitsui Banking Corp.(b)(c)	0.33%	11/01/12	70,000	69,960,858

Sumitomo Mitsui Banking Corp.(b)(c)	0.35%	10/09/12	50,000	49,981,792

Sumitomo Mitsui Banking Corp.(b)(c)	0.36%	09/06/12	100,000	99,995,070

Sumitomo Mitsui Banking Corp.(b)(c)	0.50%	10/12/12	127,000	126,927,681

UBS Finance (Delaware) Inc.(c)	0.11%	09/05/12	7,000	6,999,914

				2,093,115,173

Diversified Capital Markets–0.41%
Deutsche Bank Financial LLC(c)	0.31%	09/21/12	80,000	79,986,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Household Products–1.64%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	02/05/13	$50,000	$49,862,625

Reckitt Benckiser Treasury Services PLC(b)(c)	0.38%	11/06/12	50,000	49,965,167

Reckitt Benckiser Treasury Services PLC(b)(c)	0.45%	11/09/12	50,000	49,956,875

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	01/16/13	50,000	49,885,834

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	02/14/13	70,000	69,806,333

Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,830,222

				319,307,056

Regional Banks–12.81%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(c)	0.35%	10/03/12	95,000	94,970,444

Banque et Caisse d’Epargne de l’Etat(c)	0.37%	11/02/12	69,000	68,956,032

Banque et Caisse d’Epargne de l’Etat(c)	0.38%	10/16/12	100,000	99,952,500

Banque et Caisse d’Epargne de l’Etat(c)	0.43%	10/04/12	70,000	69,972,408

Commonwealth Bank of Australia(b)(c)	0.30%	11/07/12	95,000	94,946,958

Commonwealth Bank of Australia(b)(c)	0.40%	12/17/12	100,000	99,881,111

Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	100,000	99,857,778

HSBC Bank PLC(b)(c)	0.37%	02/01/13	100,000	99,842,750

HSBC USA Inc.(c)	0.31%	10/11/12	50,000	49,982,778

HSBC USA Inc.(c)	0.31%	10/18/12	200,000	199,919,056

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	10/09/12	65,000	64,975,300

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	11/02/12	96,000	95,940,480

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.37%	10/03/12	71,100	71,076,616

Nordea North America Inc.(c)	0.30%	10/04/12	180,000	179,951,325

Nordea North America Inc.(c)	0.30%	09/10/12	215,000	214,983,875

Nordea North America Inc.(c)	0.29%	09/10/12	5,000	4,999,637

Nordea North America Inc.(c)	0.30%	01/02/13	100,000	99,897,500

PNC Bank, N.A.	0.31%	01/03/13	130,000	129,861,189

PNC Bank, N.A.	0.35%	01/08/13	100,000	99,874,583

Svenska Handelsbanken, Inc.(b)(c)	0.27%	11/02/12	118,800	118,744,758

Svenska Handelsbanken, Inc.(b)(c)	0.30%	09/18/12	125,000	124,982,292

Westpac Banking Corp.(b)(c)	0.30%	11/05/12	150,000	149,918,750

Westpac Banking Corp.(b)(c)	0.32%	02/08/13	164,000	163,766,756

				2,497,254,876

Soft Drinks–1.23%
Coca-Cola Co.(b)	0.24%	11/01/12	90,000	89,963,400

Coca-Cola Co.(b)	0.21%	10/03/12	50,000	49,990,667

Coca-Cola Co.(b)	0.23%	12/06/12	50,000	49,969,333

Coca-Cola Co.(b)	0.23%	12/07/12	50,000	49,969,014

				239,892,414

Total Commercial Paper (Cost $8,493,713,460)				8,493,713,460

Certificates of Deposit–15.38%
Bank of Nova Scotia(c)(d)	0.32%	02/05/13	60,000	60,000,000

Bank of Nova Scotia(c)(d)	0.36%	01/04/13	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)
Bank of Nova Scotia(c)(d)	0.52%	09/11/13	$100,000	$100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.36%	10/02/12	75,000	75,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.41%	11/08/12	120,000	120,015,803

Barclays Bank PLC (United Kingdom)(c)(d)	0.35%	06/17/13	450,000	450,000,000

BNP Paribas (Cayman Islands)(c)	0.15%	09/04/12	400,000	400,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	09/06/12	175,000	175,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	11/08/12	250,000	250,000,000

Mizuho Corporate Bank, Ltd.(c)	0.36%	10/09/12	96,650	96,650,510

National Australia Bank Ltd. (United Kingdom)(c)	0.37%	09/14/12	100,000	100,000,000

Nationwide Building Society (United Kingdom)(c)	0.57%	11/13/12	175,000	174,798,132

Standard Chartered Bank (United Kingdom)(c)	0.43%	10/29/12	225,000	224,844,125

Svenska Handelsbanken AB (Cayman Islands)(c)	0.16%	09/04/12	446,480	446,479,642

Toronto-Dominion Bank(c)	0.32%	03/15/13	75,000	75,008,102

UBS AG(c)	0.28%	11/16/12	200,000	200,000,000

Total Certificates of Deposit (Cost $2,997,796,314)				2,997,796,314

Variable Rate Demand Notes–13.34%(e)
Credit Enhanced–13.34%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	06/01/29	920	920,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/35	10,950	10,950,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(f)	0.16%	05/15/37	32,750	32,750,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	07/01/34	22,690	22,690,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	10/01/33	7,705	7,705,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/14	4,550	4,550,000

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.19%	12/01/23	2,335	2,335,000

Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.17%	12/01/36	6,670	6,670,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.21%	12/01/28	1,300	1,300,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	12/15/34	3,355	3,355,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/29	4,700	4,700,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	02/01/31	8,515	8,515,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.18%	11/01/37	3,750	3,750,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	24,700	24,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	$1,850	$1,850,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/21	2,075	2,075,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.23%	07/01/38	1,035	1,035,000

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	09/01/33	26,525	26,525,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,685	2,685,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/32	2,620	2,620,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments);
Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.20%	01/01/37	21,100	21,100,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	12/01/39	5,000	5,000,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/37	35,585	35,585,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC);
Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/22	1,500	1,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/39	5,420	5,420,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	06/01/15	3,385	3,385,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	07/01/25	8,055	8,055,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/39	6,865	6,865,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	29,100	29,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.22%	06/01/43	$6,000	$6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/25	7,240	7,240,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/36	3,645	3,645,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.19%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	06/01/27	58,553	58,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.13%	07/01/24	12,260	12,260,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.18%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/37	3,900	3,900,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	03/01/30	39,800	39,800,000

Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.19%	04/01/36	11,000	11,000,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	13,385	13,385,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.16%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,953

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/33	12,740	12,740,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/21	16,300	16,300,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.20%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(f)	0.18%	01/01/18	11,505	11,505,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/27	10,000	10,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	11/01/25	4,800	4,800,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System);
Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/47	$1,695	$1,695,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/15/42	19,500	19,500,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/12	8,100	8,100,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.19%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.16%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(b)(f)	0.16%	10/01/17	2,200	2,200,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	01/01/16	6,405	6,405,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	09/01/24	1,100	1,100,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/28	1,200	1,200,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/35	5,060	5,060,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	06/01/29	3,100	3,100,000

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.28%	06/01/17	1,129	1,129,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	01/01/26	8,200	8,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	02/15/33	$10,950	$10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	08/15/25	7,237	7,237,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	10/01/33	750	750,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.18%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.22%	05/01/42	2,570	2,570,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	08/01/21	13,790	13,790,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	48,880	48,880,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.23%	01/01/35	3,320	3,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/37	5,700	5,700,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.21%	12/01/34	1,400	1,400,000

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.17%	03/01/31	3,200	3,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(f)	0.23%	09/01/39	720	720,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	05/01/33	7,000	7,000,000

King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.20%	09/01/21	2,500	2,500,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	11/01/24	13,060	13,060,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/28	4,615	4,615,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/14	5,015	5,015,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	4,125	4,125,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.16%	04/15/30	8,235	8,235,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	01/01/32	$6,625	$6,625,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	1,995	1,995,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.18%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/38	4,600	4,600,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.12%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	07/01/38	8,390	8,390,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.25%	03/01/39	6,445	6,445,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/26	6,065	6,065,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	18,150	18,150,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/38	15,482	15,482,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	11/15/39	19,400	19,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.17%	09/01/40	6,045	6,045,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	01/01/25	2,640	2,640,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	10/01/33	400	400,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.23%	08/01/38	2,995	2,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(f)	0.18%	05/01/41	$3,500	$3,500,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/36	42,500	42,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.15%	05/01/39	6,675	6,675,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.17%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(f)	0.20%	07/01/38	21,836	21,836,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	06/01/25	8,955	8,955,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/36	7,575	7,574,644

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,800

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/33	3,965	3,965,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/38	3,650	3,650,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/15/32	48,000	48,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(c)(f)	0.16%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	04/01/32	14,500	14,500,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/27	2,865	2,865,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,160	2,160,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/17	6,820	6,820,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/15/28	900	900,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	09/01/34	27,820	27,820,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	8,635	8,635,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	12/01/27	1,790	1,790,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/31	27,285	27,285,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.19%	09/01/36	$3,770	$3,770,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	9,000	9,000,000

Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris, N.A.)(f)	0.14%	07/01/40	18,500	18,500,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.20%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.23%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.17%	05/01/20	2,450	2,450,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/29	4,300	4,300,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.15%	01/01/34	7,400	7,400,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/24	4,000	4,000,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/26	7,560	7,560,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	09/01/32	4,575	4,575,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	15,340	15,340,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.26%	07/01/40	2,480	2,480,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/01/25	5,300	5,300,000

San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/26	4,385	4,385,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	1,880	1,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/24	$4,670	$4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.14%	06/01/25	2,800	2,800,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	7,565	7,564,953

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	11/01/32	33,715	33,715,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/01/28	4,802	4,802,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.27%	10/01/21	6,745	6,745,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	9,170	9,170,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	1,070	1,070,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/50	3,500	3,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.17%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/33	17,855	17,855,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.21%	07/01/26	36,460	36,460,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.16%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	09/01/38	15,700	15,700,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/38	32,500	32,500,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/30	9,700	9,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.14%	07/01/39	$7,300	$7,300,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	10/01/30	16,240	16,240,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.17%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.20%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.17%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.16%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.16%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	3,875	3,875,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/43	25,000	25,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	01/01/30	13,775	13,775,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/38	4,045	4,045,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/34	44,100	44,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	06/01/37	3,600	3,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/35	9,800	9,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/39	9,190	9,190,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/25	1,740	1,740,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/36	10,700	10,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	01/15/36	$32,355	$32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/33	26,000	26,000,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/01/30	5,700	5,700,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	05/01/30	500	500,000

Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.24%	05/01/33	800	800,000

Total Variable Rate Demand Notes (Cost $2,598,773,350)				2,598,773,350

Other Bonds & Notes–6.81%
American Honda Finance Corp., Sr. Unsec. Notes(b)(c)(d)	0.72%	12/19/12	150,000	150,000,000

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.80%	01/08/13	65,000	65,465,292

JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.53%	06/07/13	200,000	200,000,000

Kimberly-Clark Corp., Sr. Unsec. Notes(b)	4.03%	12/19/12	110,000	111,186,204

Rabobank Nederland, Sr. Unsec. Notes(b)(c)(d)	0.58%	12/14/12	50,000	50,000,000

Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.56%	09/01/13	200,000	200,000,000

Svenska Handelsbanken AB, Unsec. Notes(b)(c)(d)	0.55%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Sr. Unsec. Medium-Term Notes(c)(d)	0.87%	01/15/13	100,000	100,000,000

Unsec. Medium-Term Notes(c)(d)	0.66%	01/11/13	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.54%	09/06/13	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,326,651,496)				1,326,651,496

U.S. Treasury Securities–2.57%
U.S. Treasury Bills–2.57%
U.S. Treasury Bills(a) (Cost $499,758,889)	0.14%	01/03/13	500,000	499,758,889

TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.68% (Cost $15,916,693,509)				15,916,693,509

			Repurchase
			Amount
Repurchase Agreements–18.30%(g)
Bank of Montreal, Term agreement dated 08/20/12, maturing value of $500,070,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,694,302; 2.50%-7.00%, 07/01/20-06/20/42)(h)	0.17%	09/19/12	500,070,833	500,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-6.00%, 06/20/38-05/20/62)	0.20%	09/04/12	250,005,556	250,000,000

BNP Paribas Securities Corp., Joint term agreement dated 06/18/12, aggregate maturing value $300,208,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,001; 1.75%-6.16%, 08/01/20-07/01/42)(h)	0.24%	10/01/12	225,156,000	225,000,000

Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities valued at $525,000,497; 0%-7.85%, 09/25/17-12/11/49)(c)(d)(i)	0.40%	—	—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	29,207,669	29,207,052

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	95,072,238	95,070,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $600,013,333 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,700; 3.50%-6.00%, 07/01/13-07/01/42)	0.20%	09/04/12	$600,013,333	$600,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.54%-6.00%, 02/01/23-08/01/42)	0.20%	09/04/12	250,005,556	250,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	500,010,556	500,000,000

Societe Generale, Joint term agreement dated 08/28/12, aggregate maturing value of $450,014,875 (collateralized by U.S. Government sponsored agency obligations valued at $459,000,978; 0%-7.13%, 09/24/12-12/01/47)(h)	0.17%	09/04/12	225,007,438	225,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	132,536,222	132,533,277

Wells Fargo Securities, LLC, Joint term agreement dated 07/23/12, aggregate maturing value of $400,455,000 (collateralized by Corporate obligations valued at $420,000,000; 0%-10.50%, 09/01/12-06/19/99)	0.45%	10/22/12	265,301,438	265,000,000

Total Repurchase Agreements (Cost $3,566,810,454)				3,566,810,454

TOTAL INVESTMENTS(j)(k)–99.98% (Cost $19,483,503,963)				19,483,503,963

OTHER ASSETS LESS LIABILITIES–0.02%				4,539,256

NET ASSETS–100.00%				$19,488,043,219

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $7,606,551,331, which represented 39.03% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.7%; Japan: 10.7%; Sweden: 6.9%; Australia 6.7%; other countries less than 5% each: 22.6%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.20%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.84%
Atlantis One Funding Corp.(b)(c)	0.20%	10/05/12	$65,000	$64,987,722

Atlantis One Funding Corp.(b)(c)	0.22%	09/10/12	84,800	84,795,336

				149,783,058

Asset-Backed Securities–Consumer Receivables–5.91%
Bryant Park Funding LLC(b)	0.18%	09/25/12	70,000	69,991,600

Old Line Funding, LLC(b)	0.18%	10/02/12	62,993	62,983,236

Thunder Bay Funding, LLC(b)	0.18%	09/18/12	50,000	49,995,750

				182,970,586

Asset-Backed Securities–Fully Supported Bank–14.18%
Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	09/19/12	35,000	34,995,975

Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	10/03/12	27,000	26,994,480

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	55,000	54,993,125

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/15/12	11,200	11,197,536

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.19%	09/24/12	70,000	69,991,503

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.21%	09/06/12	21,000	20,999,387

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.25%	10/16/12	70,000	69,978,125

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/02/12	100,240	100,218,421

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/15/12	49,500	49,484,875

				438,853,427

Asset-Backed Securities–Multi-Purpose–11.64%
CHARTA, LLC(b)	0.30%	09/17/12	50,000	49,993,333

Mont Blanc Capital Corp.(b)(c)	0.32%	10/01/12	62,000	61,983,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/16/12	143,664	143,622,697

Regency Markets No. 1, LLC(b)(c)	0.22%	09/14/12	104,750	104,741,678

				360,341,175

Asset-Backed Securities–Securities–5.08%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	09/14/12	96,000	95,992,027

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.24%	09/06/12	40,000	39,998,667

Scaldis Capital Ltd./LLC(b)(c)	0.36%	09/27/12	21,202	21,196,487

				157,187,181

Diversified Banks–9.46%
ING (US) Funding LLC(c)	0.25%	10/16/12	145,000	144,955,594

Mizuho Funding, LLC(b)(c)	0.24%	10/05/12	55,000	54,987,533

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	09/12/12	23,000	22,998,594

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	10/23/12	15,000	14,995,667

Sumitomo Mitsui Banking Corp.(b)(c)	0.22%	09/17/12	55,000	54,994,622

				292,932,010

Diversified Capital Markets–1.62%

Deutsche Bank Financial LLC(c)	0.31%	09/10/12	50,000	49,996,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Commercial Paper–2.05%
Missouri (State of) Development Finance Board; Series 2005 A, Commercial Paper (LOC–US Bank, N.A.)(d)	0.17%	09/25/12	$36,906	$36,905,661

Missouri (State of) Development Finance Board (Missouri Association of Muni Utilities Lease Financing); Series 2006A, Commercial Paper Lease RN (LOC–U.S. Bank N.A.)(d)	0.17%	09/25/12	26,602	26,601,756

				63,507,417

Regional Banks–2.42%
HSBC USA Inc.(c)	0.25%	09/11/12	75,000	74,994,792

Total Commercial Paper (Cost $1,770,565,771)				1,770,565,771

Variable Rate Demand Notes–12.23%(e)
Credit Enhanced–12.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	06/01/29	2,600	2,600,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(d)	0.16%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.17%	10/01/25	4,055	4,055,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	12/01/28	2,900	2,900,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/40	2,740	2,740,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	06/01/37	25,800	25,800,000

Cleveland (City of), Ohio & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.14%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.16%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(d)	0.18%	01/01/18	5,460	5,460,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.18%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/16	6,590	6,590,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/01/28	12,175	12,175,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	08/15/25	2,430	2,430,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(c)(d)	0.12%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.16%	10/01/38	6,585	6,585,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/30	$2,000	$2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/38	11,375	11,375,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/35	5,590	5,590,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(d)	0.15%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.20%	07/01/38	13,228	13,228,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/18	2,100	2,100,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(d)	0.15%	04/01/32	5,600	5,600,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.16%	04/01/32	2,525	2,525,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/23	6,200	6,200,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	1,600	1,600,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.18%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/25	3,100	3,100,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.22%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	08/01/35	5,225	5,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/30	11,100	11,100,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/35	5,680	5,680,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $378,668,000)				378,668,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–3.13%
Mizuho Corporate Bank, Ltd.(c)	0.24%	10/12/12	$50,000	$50,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.23%	10/19/12	47,000	47,000,000

Total Certificates of Deposit (Cost $97,000,000)				97,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–72.56% (Cost $2,246,233,771)				2,246,233,771

			Repurchase
			Amount
Repurchase Agreements–27.43%(f)
Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	250,005,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $150,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,001; 2.74%-4.00%, 11/01/40-01/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,778 (collateralized by Corporate obligations valued at $105,004,048; 4.85%-9.75%, 09/15/12-12/29/49)(c)	0.25%	09/04/12	93,502,597	93,500,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	5,558,079	5,557,955

RBC Capital Markets Corp., Joint term agreement dated 08/28/12, aggregate maturing value $200,008,944 (collateralized by Corporate obligations valued at $210,000,001; 0%-6.13%, 06/01/15-06/15/44)(g)	0.23%	09/04/12	100,004,472	100,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)(c)	0.19%	09/04/12	100,002,111	100,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Total Repurchase Agreements (Cost $849,057,955)				849,057,955

TOTAL INVESTMENTS(h)(i)–99.99% (Cost $3,095,291,726)				3,095,291,726

OTHER ASSETS LESS LIABILITIES–0.01%				240,336

NET ASSETS–100.00%				$3,095,532,062

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $1,403,172,582, which represented 45.33% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.5%; Netherlands: 16.2%; United Kingdom: 11.5%; Canada: 8.3% and other countries less than 5% each: 7.3%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Mizuho Corporate Bank Ltd.	8.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–48.39%
U.S. Treasury Bills–41.25%(a)
U.S. Treasury Bills	0.14%	09/06/12	$295,000	$294,994,387

U.S. Treasury Bills	0.15%	09/13/12	100,000	99,995,000

U.S. Treasury Bills	0.10%	10/04/12	440,000	439,959,208

U.S. Treasury Bills	0.11%	10/04/12	250,000	249,974,219

U.S. Treasury Bills	0.14%	10/04/12	100,000	99,986,892

U.S. Treasury Bills	0.09%	10/11/12	125,000	124,987,500

U.S. Treasury Bills	0.14%	10/11/12	150,000	149,976,250

U.S. Treasury Bills	0.15%	10/11/12	150,000	149,975,833

U.S. Treasury Bills	0.10%	10/18/12	365,110	365,064,716

U.S. Treasury Bills	0.13%	10/18/12	20,000	19,996,606

U.S. Treasury Bills	0.10%	10/25/12	290,000	289,958,300

U.S. Treasury Bills	0.13%	10/25/12	150,000	149,971,312

U.S. Treasury Bills	0.11%	11/01/12	240,000	239,956,893

U.S. Treasury Bills	0.13%	11/01/12	150,000	149,966,196

U.S. Treasury Bills	0.11%	11/08/12	200,000	199,959,578

U.S. Treasury Bills	0.14%	11/08/12	250,000	249,933,511

U.S. Treasury Bills	0.14%	11/15/12	150,000	149,955,469

U.S. Treasury Bills	0.10%	11/23/12	350,000	349,917,691

U.S. Treasury Bills	0.11%	11/29/12	300,000	299,919,158

U.S. Treasury Bills	0.13%	12/06/12	250,000	249,911,667

U.S. Treasury Bills	0.14%	12/06/12	200,000	199,925,333

U.S. Treasury Bills	0.14%	01/03/13	300,000	299,852,750

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,961,792

U.S. Treasury Bills	0.14%	01/10/13	200,000	199,901,750

U.S. Treasury Bills	0.15%	01/10/13	290,000	289,846,985

U.S. Treasury Bills	0.14%	01/17/13	250,000	249,870,625

U.S. Treasury Bills	0.14%	01/24/13	250,000	249,864,062

U.S. Treasury Bills	0.14%	01/31/13	250,000	249,855,389

U.S. Treasury Bills	0.14%	02/21/13	100,000	99,931,521

				6,263,370,593

U.S. Treasury Notes–7.14%
U.S. Treasury Notes	1.38%	10/15/12	350,000	350,533,029

U.S. Treasury Notes	4.00%	11/15/12	100,000	100,788,472

U.S. Treasury Notes	0.50%	11/30/12	280,000	280,231,490

U.S. Treasury Notes	0.63%	01/31/13	250,000	250,497,240

U.S. Treasury Notes	3.88%	02/15/13	100,000	101,680,386

				1,083,730,617

Total U.S. Treasury Securities (Cost $7,347,101,210)				7,347,101,210

TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.39% (Cost $7,347,101,210)				7,347,101,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–51.60%(b)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	$400,008,000	$400,000,000

Bank of Montreal, Term agreement dated 08/14/12, maturing value $350,090,417 (collateralized by U.S. Treasury obligations valued at $357,000,049; 0.38%-3.63%, 07/31/13-02/15/22)(c)	0.15%	10/15/12	350,090,417	350,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	230,004,856	230,000,000

Barclays Capital Inc., Term agreement dated 07/26/12, maturing value of $300,105,000 (collateralized by U.S. Treasury obligations valued at $306,000,165; 0.50%-2.25%, 11/30/13-11/30/17)(c)	0.14%	10/24/12	300,105,000	300,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $230,004,600 (collateralized by U.S. Treasury obligations valued at $234,600,032; 0.75%-2.25%, 01/31/15-06/30/17)	0.18%	09/04/12	230,004,600	230,000,000

BNP Paribas Securities Corp., Term agreement dated 07/30/12, maturing value $500,202,222 (collateralized by U.S. Treasury obligations valued at $510,000,053; 0.13%-3.63%, 07/15/13-04/15/28)(c)	0.16%	10/29/12	500,202,222	500,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,060; 1.13%-2.38%, 07/15/19-01/15/25)(c)	0.17%	11/15/12	500,212,500	500,000,000

CIBC World Markets Corp., Agreement dated 08/31/12, maturing value of $100,002,000 (collateralized by U.S. Treasury obligations valued at $102,000,192; 0.75%-5.25%, 12/15/13-08/15/42)	0.18%	09/04/12	100,002,000	100,000,000

Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0%-1.63%, 12/20/12-08/15/22)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,002,947; 0%, 02/15/18-05/15/37)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 08/13/12, aggregate maturing value of $250,066,667 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0%-4.38%, 07/15/14-05/15/40)	0.16%	10/12/12	200,053,333	200,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	319,939,450	319,932,696

Deutsche Bank Securities Inc., Term agreement dated 06/11/12, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0%-9.13%, 09/13/12-08/15/39)(c)	0.15%	09/10/12	500,189,583	500,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $500,009,444 (collateralized by U.S. Treasury obligations valued at $510,000,058; 0.13%-2.38%, 04/15/14-02/15/41)	0.17%	09/04/12	500,009,444	500,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(c)	0.14%	09/05/12	500,013,611	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/12, maturing value $474,136,694 (collateralized by U.S. Treasury obligations valued at $483,609,842; 0.88%-2.50%, 03/31/15-12/31/16)	0.18%	09/04/12	474,136,694	474,127,211

Morgan Stanley, Agreement dated 08/31/12, maturing value $200,004,000 (collateralized by U.S. Treasury obligations valued at $204,000,068; 0.13%, 04/15/17)	0.18%	09/04/12	200,004,000	200,000,000

RBC Capital Markets Corp., Term agreement dated 07/23/12 maturing value $750,189,583 (collateralized by U.S. Treasury obligations valued at $765,000,058; 0%-11.25%, 09/15/12-02/15/42)(c)	0.10%	10/22/12	750,189,583	750,000,000

RBS Securities Inc., Agreement dated 08/31/12 maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,006,939; 0.75%-3.88%, 01/15/25-02/15/42)	0.18%	09/04/12	500,010,000	500,000,000

Societe Generale, Term agreement dated 08/28/12, maturing value of $250,007,292 (collateralized by U.S. Treasury obligations valued at $255,000,069; 1.25%-2.25%, 04/15/14-01/15/26)(c)	0.15%	09/04/12	250,007,292	250,000,000

Societe Generale, Agreement dated 08/31/12, maturing value of $280,005,600 (collateralized by U.S. Treasury obligations valued at $285,600,006; 2.00%, 02/15/22)	0.18%	09/04/12	280,005,600	280,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/12, maturing value $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0%-4.25%, 09/30/12-01/15/29)	0.18%	09/04/12	250,005,000	250,000,000

Total Repurchase Agreements (Cost $7,834,059,907)				7,834,059,907

TOTAL INVESTMENTS(d)–99.99% (Cost $15,181,161,117)				15,181,161,117

OTHER ASSETS LESS LIABILITIES–0.01%				2,075,143

NET ASSETS–100.00%				$15,183,236,260

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–61.77%
Federal Farm Credit Bank (FFCB)–7.79%
Bonds(a)	0.15%	02/14/13	$50,000	$49,993,062

Bonds(a)	0.20%	04/02/13	50,000	50,000,000

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.17%	10/19/12	65,000	65,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,987,338

Bonds(a)	0.18%	03/08/13	50,000	49,994,775

Bonds(a)	0.30%	05/03/13	20,000	20,012,227

Disc. Notes(b)	0.11%	09/14/12	25,000	24,999,007

Unsec. Bonds(a)	0.20%	07/02/13	29,000	28,997,541

				448,983,950

Federal Home Loan Bank (FHLB)–24.49%
Unsec. Bonds(a)	0.24%	09/17/12	80,000	79,999,292

Unsec. Bonds	0.17%	01/10/13	50,000	49,994,660

Unsec. Bonds(a)	0.21%	01/23/13	50,000	50,000,000

Unsec. Bonds	0.17%	02/08/13	53,250	53,245,469

Unsec. Bonds(a)	0.21%	04/09/13	60,000	60,000,000

Unsec. Bonds	0.25%	07/17/13	50,000	49,998,558

Unsec. Disc. Notes(b)	0.12%	10/02/12	65,000	64,993,283

Unsec. Disc. Notes(b)	0.16%	10/03/12	50,000	49,992,889

Unsec. Disc. Notes(b)	0.12%	10/05/12	75,000	74,991,500

Unsec. Disc. Notes(b)	0.16%	10/10/12	65,000	64,988,733

Unsec. Disc. Notes(b)	0.14%	10/12/12	50,000	49,992,028

Unsec. Disc. Notes(b)	0.12%	10/17/12	60,000	59,990,800

Unsec. Disc. Notes(b)	0.13%	10/17/12	48,020	48,012,146

Unsec. Disc. Notes(b)	0.13%	10/24/12	65,000	64,987,272

Unsec. Disc. Notes(b)	0.16%	10/24/12	50,000	49,988,590

Unsec. Disc. Notes(b)	0.13%	10/26/12	75,000	74,984,875

Unsec. Disc. Notes(b)	0.13%	10/31/12	75,000	74,984,375

Unsec. Disc. Notes(b)	0.13%	11/09/12	56,750	56,736,403

Unsec. Disc. Notes(b)	0.13%	11/14/12	50,000	49,986,639

Unsec. Disc. Notes(b)	0.16%	01/16/13	56,296	56,261,722

Unsec. Disc. Notes(b)	0.16%	01/25/13	52,000	51,966,257

Unsec. Global Bonds	0.16%	10/19/12	45,000	44,998,644

Unsec. Global Bonds	0.19%	10/26/12	50,000	50,003,233

Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,992,811

				1,411,090,179

Federal Home Loan Mortgage Corp. (FHLMC)–16.48%
Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,995,417

Unsec. Disc. Notes(b)	0.13%	10/01/12	50,000	49,994,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.10%	10/02/12	$50,000	$49,995,694

Unsec. Disc. Notes(b)	0.11%	10/03/12	90,000	89,991,200

Unsec. Disc. Notes(b)	0.11%	10/04/12	50,000	49,994,958

Unsec. Disc. Notes(b)	0.12%	10/09/12	60,000	59,992,400

Unsec. Disc. Notes(b)	0.13%	10/09/12	55,715	55,707,357

Unsec. Disc. Notes(b)	0.16%	10/09/12	50,000	49,991,556

Unsec. Disc. Notes(b)	0.18%	10/09/12	50,000	49,990,766

Unsec. Disc. Notes(b)	0.13%	10/22/12	48,800	48,791,013

Unsec. Disc. Notes(b)	0.13%	11/05/12	65,000	64,984,743

Unsec. Disc. Notes(b)	0.13%	11/13/12	65,000	64,982,865

Unsec. Disc. Notes(b)	0.15%	11/13/12	50,000	49,984,792

Unsec. Disc. Notes(b)	0.16%	11/19/12	50,000	49,982,883

Unsec. Disc. Notes(b)	0.15%	11/26/12	50,000	49,981,725

Unsec. Disc. Notes(b)	0.16%	02/11/13	50,000	49,963,777

Unsec. Global Notes	0.52%	11/26/12	65,000	65,050,513

				949,376,242

Federal National Mortgage Association (FNMA)–12.14%
Unsec. Disc. Notes(b)	0.14%	10/03/12	50,000	49,993,778

Unsec. Disc. Notes(b)	0.12%	10/10/12	75,000	74,990,250

Unsec. Disc. Notes(b)	0.10%	10/15/12	65,000	64,992,055

Unsec. Disc. Notes(b)	0.12%	10/15/12	75,000	74,989,000

Unsec. Disc. Notes(b)	0.15%	10/31/12	25,000	24,993,750

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,990,680

Unsec. Disc. Notes(b)	0.13%	11/07/12	49,800	49,788,415

Unsec. Disc. Notes(a)	0.15%	11/21/12	50,000	49,983,125

Unsec. Disc. Notes(b)	0.14%	11/28/12	50,000	49,982,889

Unsec. Disc. Notes(b)	0.14%	01/14/13	50,000	49,973,750

Unsec. Disc. Notes(b)	0.16%	01/16/13	60,000	59,964,608

Unsec. Disc. Notes(b)	0.16%	01/23/13	50,000	49,968,000

Unsec. Disc. Notes(b)	0.16%	02/13/13	50,000	49,963,333

				699,573,633

Overseas Private Investment Corp. (OPIC)–0.87%
Gtd. VRD COP Bonds(c)	0.19%	07/09/26	50,000	50,000,000

Total U.S. Government Sponsored Agency Securities (Cost $3,559,024,004)				3,559,024,004

U.S. Treasury Notes–1.13%
U.S. Treasury Notes (Cost $65,097,848)	1.38%	10/15/12	65,000	65,097,848

TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.90% (Cost $3,624,121,852)				3,624,121,852

			Repurchase
			Amount
Repurchase Agreements–37.10%(d)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	100,002,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)
Bank of Montreal, Term agreement dated 08/16/12, maturing value of $300,075,000 (collateralized by U.S. Treasury obligations valued at $306,000,044; 0.38%-3.63%, 07/31/13-02/15/22)(e)	0.15%	10/15/12	$300,075,000	$300,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $250,005,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,053; 0.45%-1.38%, 02/25/14-08/14/17)	0.19%	09/04/12	170,003,589	170,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $250,112,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,018; 0.35%-6.47%, 09/25/12-06/05/36)(e)	0.18%	11/15/12	250,112,500	250,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,111 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,853; 0%-8.88%, 07/15/13-04/15/30)	0.19%	09/04/12	14,000,296	14,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	44,885,881	44,884,933

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	70,001,556	70,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 06/11/12, aggregate maturing value $350,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,829; 0%-8.20%, 09/04/12-09/15/60)(e)	0.16%	09/10/12	275,110,000	275,000,000

Goldman, Sachs & Co., Agreement dated 08/31/12, maturing value $300,006,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,423; 0%-5.50%, 01/09/14-02/27/32)	0.19%	09/04/12	300,006,333	300,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(e)	0.14%	09/05/12	300,008,167	300,000,000

RBS Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $400,008,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,006,388; 0%-9.38%, 10/15/12-04/15/30)	0.19%	09/04/12	314,006,629	314,000,000

Total Repurchase Agreements (Cost $2,137,884,933)				2,137,884,933

TOTAL INVESTMENTS(f)–100.00% (Cost $5,762,006,785)				5,762,006,785

OTHER ASSETS LESS LIABILITIES–(0.00)%				(146,353)

NET ASSETS–100.00%				$5,761,860,432

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments
August 31, 2012

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–71.25%
Federal Farm Credit Bank (FFCB)–19.25%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.17%	10/19/12	15,000	15,000,000

Bonds(a)	0.31%	10/22/12	15,000	15,002,966

Bonds(a)	0.18%	03/08/13	10,000	9,998,955

Bonds(a)	0.30%	04/11/13	15,000	15,009,215

Bonds(a)	0.18%	06/04/13	14,400	14,398,342

Disc. Notes(b)	0.08%	09/04/12	5,000	4,999,967

Disc. Notes(b)	0.11%	09/27/12	11,000	10,999,126

Disc. Notes(b)	0.11%	10/18/12	5,000	4,999,282

				100,407,853

Federal Home Loan Bank (FHLB)–52.00%
Unsec. Bonds(a)	0.24%	09/17/12	5,000	4,999,956

Unsec. Bonds(a)	0.19%	10/25/12	15,000	15,001,156

Unsec. Bonds(a)	0.21%	01/23/13	10,000	10,000,000

Unsec. Bonds(a)	0.21%	04/09/13	15,000	15,000,000

Unsec. Disc. Notes(b)	0.00%	09/04/12	71,185	71,184,659

Unsec. Disc. Notes(b)	0.11%	09/14/12	15,000	14,999,431

Unsec. Disc. Notes(b)	0.13%	09/17/12	10,000	9,999,422

Unsec. Disc. Notes(b)	0.12%	09/26/12	15,000	14,998,750

Unsec. Disc. Notes(b)	0.12%	10/02/12	10,000	9,998,967

Unsec. Disc. Notes(b)	0.16%	10/03/12	15,000	14,997,867

Unsec. Disc. Notes(b)	0.10%	10/04/12	10,000	9,999,083

Unsec. Disc. Notes(b)	0.10%	10/05/12	15,000	14,998,584

Unsec. Disc. Notes(b)	0.13%	10/10/12	10,000	9,998,592

Unsec. Disc. Notes(b)	0.16%	10/10/12	15,000	14,997,400

Unsec. Disc. Notes(b)	0.12%	10/12/12	10,000	9,998,633

Unsec. Disc. Notes(b)	0.14%	10/17/12	10,000	9,998,211

Unsec. Disc. Notes(b)	0.13%	10/24/12	10,000	9,998,057

Unsec. Disc. Notes(b)	0.13%	10/26/12	10,000	9,997,983

				271,166,751

Total U.S. Government Sponsored Agency Securities (Cost $371,574,604)				371,574,604

U.S. Treasury Securities–28.75%(b)
U.S. Treasury Bills	0.09%	09/13/12	20,000	19,999,400

U.S. Treasury Bills	0.13%	09/17/12	25,000	24,998,544

U.S. Treasury Bills	0.10%	10/04/12	15,000	14,998,625

U.S. Treasury Bills	0.10%	10/25/12	15,000	14,997,716

U.S. Treasury Bills	0.13%	11/08/12	15,000	14,996,288

U.S. Treasury Bills	0.12%	01/03/13	15,000	14,993,929

U.S. Treasury Bills	0.12%	01/10/13	15,000	14,993,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)
U.S. Treasury Bills	0.13%	01/17/13	$15,000	$14,992,353

U.S. Treasury Bills	0.12%	01/24/13	15,000	14,992,992

Total U.S. Treasury Securities (Cost $149,963,270)				149,963,270

TOTAL INVESTMENTS(c)–100.00% (Cost $521,537,874)				521,537,874

OTHER ASSETS LESS LIABILITIES–0.00%				20,042

NET ASSETS–100.00%				$521,557,916

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.64%
Alabama–1.61%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$2,112	$2,112,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.14%	04/01/28	10,000	10,000,000

				12,112,000

Arizona–2.78%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.21%	08/01/15	7,445	7,445,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/37	13,425	13,425,000

				20,870,000

Colorado–5.23%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	07/01/34	2,025	2,025,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-family RB (CEP–FNMA)(a)	0.17%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	07/01/21	4,370	4,370,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.19%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	1.04%	12/01/30	9,250	9,250,000

				39,335,000

Delaware–1.30%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/36	9,800	9,800,000

District of Columbia–3.41%
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	01/01/29	5,600	5,600,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	06/01/27	20,000	20,000,000

				25,600,000

Florida–6.62%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.18%	11/15/35	10,990	10,990,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.18%	04/01/17	2,275	2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	$2,400	$2,399,575

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/20	2,525	2,525,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.17%	07/01/32	13,000	13,000,000

St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	06/01/33	10,500	10,500,000

				49,744,575

Georgia–6.18%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	7,890	7,890,000

Georgia (State of); Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	4,630	4,659,570

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	06/15/25	4,100	4,100,000

Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/13	1,000	1,019,920

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	07/01/24	2,700	2,700,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	01/01/36	10,000	10,000,000

Richmond (County of) Board of Education; Series 2007, Sales Unlimited Tax GO Bonds (CEP–Georgia State Aid Intercept Program)	5.00%	10/01/12	2,440	2,449,578

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.17%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.14%	06/01/25	500	500,000

				46,424,068

Idaho–0.81%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,088,554

Illinois–6.49%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.20%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	06/01/36	6,940	6,940,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/30	14,845	14,845,000

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,013,468

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.18%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	3,850	3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.55%	11/01/24	$1,120	$1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.17%	10/01/33	4,850	4,850,000

				48,778,468

Indiana–6.60%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	04/01/36	7,150	7,150,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.27%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/32	9,260	9,260,000

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.15%	06/01/40	3,000	3,000,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	02/01/25	1,835	1,835,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/38	14,000	14,000,000

Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,558,269

				49,603,269

Iowa–0.55%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.15%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/16/13	1,800	1,820,836

				4,150,836

Kansas–0.47%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.17%	03/01/31	3,500	3,500,000

Maryland–2.07%
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,128,010

Maryland (State of) Department of Transportation; Second Series 2008, Consolidated Transportation RB	4.00%	09/01/12	2,375	2,375,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	4,970	4,970,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,075	2,075,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	4,990	4,990,000

				15,538,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–0.67%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	04/01/28	$5,050	$5,050,000

Michigan–1.98%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/38	10,000	10,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.18%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	09/01/25	1,380	1,380,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	05/01/31	600	600,000

Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,280,739

				14,875,739

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.20%	04/01/37	5,835	5,835,000

Mississippi–0.83%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.19%	12/01/30	1,000	1,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.17%	05/01/35	5,220	5,220,000

				6,220,000

Missouri–3.89%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.42%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)(a)	0.15%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.17%	11/01/21	1,805	1,805,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.20%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.20%	12/01/15	3,950	3,950,000

				29,265,000

Nevada–0.93%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	12/01/39	7,000	7,000,000

New Hampshire–2.91%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	09/01/37	980	980,000

				21,855,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.50%
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	$3,690	$3,778,230

New York–1.52%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/01/32	7,925	7,925,000

Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.15%	11/01/31	3,500	3,500,000

				11,425,000

North Carolina–3.05%
New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,008,044

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	1,405	1,405,000

North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,047,821

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/28	4,635	4,635,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.15%	12/01/36	9,700	9,700,000

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,071,521

Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,028,215

				22,895,601

Ohio–3.53%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	06/01/35	8,045	8,045,000

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/21	10,000	10,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,505	8,505,000

				26,550,000

Pennsylvania–6.55%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.18%	07/15/21	8,500	8,500,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	09/01/18	2,305	2,305,000

Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD Health System RB(a)	0.16%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	09/01/28	7,625	7,625,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.20%	07/01/38	16,303	16,303,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	04/01/20	1,800	1,800,000

				49,213,000

South Carolina–0.43%
Spartanburg County School District No. 7; Series 2012, Unlimited Tax GO Bonds (CEP–South Carolina School District Credit Enhancement Program)	4.00%	09/01/12	3,225	3,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–2.32%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	$1,375	$1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	10,000	10,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/33	4,750	4,750,000

Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,315,537

				17,440,537

Texas–13.39%
Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,164,464

Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.21%	10/15/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.19%	10/18/12	3,500	3,500,000

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	01/01/41	19,000	19,000,000

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	3,400	3,420,196

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,133,310

Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/13	2,130	2,157,176

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,351,648

Series 2012, Limited Tax Notes	1.50%	02/01/13	2,705	2,719,644

Series 2012, Ref. General Improvement Limited Tax GO Bonds	2.00%	02/01/13	2,210	2,226,608

Tarrant Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	01/01/13	3,500	3,555,780

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	9,000	9,203,539

				100,622,365

Utah–0.75%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.27%	06/01/21	2,500	2,500,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.22%	04/01/42	3,125	3,125,000

				5,625,000

Virginia–2.51%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,017,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	$990	$990,000

Virginia (State of) College Building Authority (Washington & Lee University); Series 2006, Educational Facilities RB	5.00%	01/01/13	1,065	1,082,025

				18,844,669

Washington–1.38%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	500	500,000

Shoreline School District No. 412; Series 2010, Unlimited Tax GO Bonds (CEP–Washington State School District Guaranty Program)	2.00%	12/01/12	2,500	2,511,345

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	10/01/30	3,000	3,000,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,450	1,450,000

Washington (State of); Series 2010 C, Ref. Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	01/01/13	2,850	2,895,545

				10,356,890

West Virginia–0.91%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–5.96%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.17%	10/01/42	5,260	5,260,000

Madison Area Technical College District; Serioes 2011-12 C, Unlimited GO Promissory Notes	1.50%	09/01/12	3,610	3,610,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	06/01/37	4,890	4,890,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.60%	07/01/14	730	730,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/32	9,000	9,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.27%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	05/01/30	19,300	19,300,000

				44,790,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	11/01/24	5,460	5,460,000

TOTAL INVESTMENTS(f)(g)–99.64% (Cost $748,671,811)				748,671,811

OTHER ASSETS LESS LIABILITIES–0.36%				2,737,806

NET ASSETS–100.00%				$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $37,150,000, which represented 4.94% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	22.6%

PNC Bank, N.A.	9.7

Federal Home Loan Mortgage Corp.	8.5

US Bank, N.A.	8.2

Federal National Mortgage Association	7.8

Wells Fargo Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$15,916,693,509	$2,246,233,771	$7,347,101,210	$3,624,121,852	$521,537,874	$748,671,811

Repurchase agreements, at value and cost	3,566,810,454	849,057,955	7,834,059,907	2,137,884,933	—	—

Total investments, at value and cost	19,483,503,963	3,095,291,726	15,181,161,117	5,762,006,785	521,537,874	748,671,811

Cash	—	—	—	—	—	1,189,510

Receivable for:
Investments sold	4,280,268	1,210,046	—	—	—	1,095,043

Interest	6,285,248	66,934	4,162,168	884,204	39,832	755,918

Fund expenses absorbed	399,698	141,976	1,263,067	513,115	115,111	98,217

Investment for trustee deferred compensation and retirement plans	552,925	260,336	264,177	109,648	51,022	98,198

Other assets	27,512	150,088	34,505	47,295	21,832	66,912

Total assets	19,495,049,614	3,097,121,106	15,186,885,034	5,763,561,047	521,765,671	751,975,609

Liabilities:
Payable for:
Amount due custodian	5,683	—	—	—	—	—

Dividends	2,421,467	158,779	265,660	116,265	8,384	13,181

Accrued fees to affiliates	588,542	192,627	1,186,775	526,259	23,840	84,347

Accrued operating expenses	323,824	72,277	250,378	120,430	49,556	45,613

Trustee deferred compensation and retirement plans	3,666,879	1,165,361	1,945,961	937,661	125,975	422,851

Total liabilities	7,006,395	1,589,044	3,648,774	1,700,615	207,755	565,992

Net assets applicable to shares outstanding	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

Net assets consist of:
Shares of beneficial interest	$19,486,042,693	$3,094,866,442	$15,182,571,785	$5,761,237,722	$521,546,656	$751,538,391

Undistributed net investment income	2,367,212	371,127	664,475	622,710	11,260	(50,202)

Undistributed net realized gain (loss)	(366,686)	294,493	—	—	—	(78,572)

	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,051,708,064	$2,337,469,490	$7,014,482,169	$3,772,428,968	$431,857,187	$495,297,303

Private Investment Class	$372,458,444	$159,749,829	$808,131,243	$382,019,031	$38,425,752	$95,843,016

Personal Investment Class	$102,628,198	$72,420,073	$126,917,087	$13,558,331	$4,544,977	$2,749,858

Cash Management Class	$785,901,066	$358,386,710	$4,929,501,168	$673,598,417	$33,449,333	$76,483,205

Reserve Class	$97,223,996	$16,390,370	$25,205,659	$264,285,724	$1,350,816	$25,359,632

Resource Class	$141,084,853	$54,460,615	$276,388,407	$150,944,205	$11,919,838	$28,356,958

Corporate Class	$1,937,038,598	$96,654,975	$2,002,610,527	$505,025,756	$10,013	$27,319,645

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,050,148,618	2,338,010,919	7,014,073,468	3,772,103,621	431,809,821	495,294,352

Private Investment Class	372,407,076	159,831,346	808,023,603	381,958,171	38,446,666	95,827,568

Personal Investment Class	102,619,113	72,364,571	126,830,860	13,554,275	4,545,581	2,746,166

Cash Management Class	785,607,312	358,374,175	4,928,901,950	673,505,025	33,446,329	76,506,514

Reserve Class	97,224,950	16,391,351	25,187,006	264,284,527	1,349,127	25,355,526

Resource Class	141,051,584	54,432,325	276,324,534	150,898,372	11,917,179	28,354,353

Corporate Class	1,936,983,537	96,640,187	2,002,666,370	504,980,406	10,014	27,320,220

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$53,228,375	$5,891,542	$15,168,720	$10,641,223	$713,969	$1,560,972

Expenses:
Advisory fees	27,708,650	4,473,828	23,891,974	8,428,024	1,188,203	1,880,097

Administrative services fees	1,059,091	592,650	982,757	757,759	241,955	242,379

Custodian fees	718,215	125,568	645,207	301,477	40,026	33,009

Distribution fees:
Private Investment Class	2,257,421	1,091,769	3,830,654	2,268,716	175,094	445,935

Personal Investment Class	763,248	638,840	1,213,917	106,963	35,071	26,213

Cash Management Class	837,246	428,340	6,764,499	1,492,054	33,738	104,666

Reserve Class	1,034,960	92,368	800,866	2,244,401	20,786	249,627

Resource Class	319,175	72,085	559,781	456,797	29,630	46,435

Corporate Class	482,395	28,065	756,615	327,287	3,298	10,383

Transfer agent fees	1,662,519	268,430	1,425,737	717,532	73,188	73,354

Trustees’ and officers’ fees and benefits	1,068,071	177,674	882,292	496,042	60,044	64,495

Other	753,791	234,907	619,953	392,197	166,900	159,760

Total expenses	38,664,782	8,224,524	42,374,252	17,989,249	2,067,933	3,336,353

Less: Fees waived and expenses reimbursed	(10,593,501)	(4,456,757)	(30,444,222)	(9,086,786)	(1,517,648)	(2,250,323)

Net expenses	28,071,281	3,767,767	11,930,030	8,902,463	550,285	1,086,030

Net investment income	25,157,094	2,123,775	3,238,690	1,738,760	163,684	474,942

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	(293,864)	294,493	50,407	27,193	13,675	—

Net increase in net assets resulting from operations	$24,863,230	$2,418,268	$3,289,097	$1,765,953	$177,359	$474,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2012 and 2011

	Liquid Assets Portfolio		STIC Prime Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$25,157,094	$30,037,490	$2,123,775	$2,389,704

Net realized gain (loss)	(293,864)	(58,293)	294,493	—

Net increase in net assets resulting from operations	24,863,230	29,979,197	2,418,268	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(22,653,197)	(25,064,971)	(1,970,544)	(1,914,692)

Private Investment Class	(91,059)	(104,657)	(159,676)	(61,778)

Personal Investment Class	(20,510)	(20,916)	(56,186)	(18,886)

Cash Management Class	(549,401)	(1,808,242)	(298,814)	(214,666)

Reserve Class	(20,900)	(22,045)	(5,540)	(1,386)

Resource Class	(32,103)	(45,485)	(22,143)	(20,695)

Corporate Class	(1,891,596)	(2,971,174)	(75,876)	(157,601)

Total distributions from net investment income	(25,258,766)	(30,037,490)	(2,588,779)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	811,900,804	(1,076,951,392)	445,421,945	39,264,332

Private Investment Class	(129,163,894)	(207,822,434)	(107,860,105)	(39,362,727)

Personal Investment Class	(5,049,935)	(3,795,941)	(12,026,107)	(4,527,089)

Cash Management Class	(781,536,081)	(1,059,890,679)	(93,221,563)	229,414

Reserve Class	6,998,794	(18,744,717)	9,601,823	(1,245,728)

Resource Class	(35,990,962)	(84,339,783)	25,248,010	(121,895,207)

Corporate Class	78,500,235	(1,816,634,825)	(5,973,384)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(54,341,039)	(4,268,179,771)	261,190,619	(296,515,682)

Net increase (decrease) in net assets	(54,736,575)	(4,268,238,064)	261,020,108	(296,515,682)

Net Assets:
Beginning of year	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of year*	$19,488,043,219	$19,542,779,794	$3,095,532,062	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,367,212	$2,549,244	$371,127	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

			Government &
	Treasury Portfolio		Agency Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$3,238,690	$3,552,436	$1,738,760	$3,103,073

Net realized gain	50,407	495,071	27,193	104,979

Net increase in net assets resulting from operations	3,289,097	4,047,507	1,765,953	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(1,086,755)	(1,646,245)	(1,033,531)	(2,277,120)

Private Investment Class	(155,889)	(169,870)	(91,310)	(100,807)

Personal Investment Class	(32,903)	(36,476)	(2,868)	(2,934)

Cash Management Class	(1,375,936)	(1,131,781)	(300,323)	(250,978)

Reserve Class	(16,233)	(19,409)	(45,177)	(20,083)

Resource Class	(56,850)	(67,747)	(45,960)	(53,861)

Corporate Class	(514,124)	(480,896)	(219,591)	(397,290)

Total distributions from net investment income	(3,238,690)	(3,552,424)	(1,738,760)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,035)	—	(102,825)	—

Private Investment Class	(39,886)	—	(10,470)	—

Personal Investment Class	(9,672)	—	(306)	—

Cash Management Class	(395,770)	—	(29,914)	—

Reserve Class	(10,974)	—	(2,991)	—

Resource Class	(14,691)	—	(5,506)	—

Corporate Class	(198,001)	—	(23,010)	—

Total distributions from net realized gains	(935,029)	—	(175,022)	—

Share transactions–net:
Institutional Class	1,834,112,962	649,938,568	(1,883,220,830)	1,112,658,773

Private Investment Class	(36,853,689)	60,672,576	(167,828,533)	(8,156,568)

Personal Investment Class	(58,382,432)	11,874,463	(1,134,450)	710,512

Cash Management Class	(1,449,829,654)	1,099,901,588	(1,000,924,066)	631,644,460

Reserve Class	(123,454,493)	96,918,581	193,913,087	(113,478,371)

Resource Class	(17,144,597)	(115,864,624)	(121,226,628)	(21,992,305)

Corporate Class	146,476,752	302,491,390	(839,234,410)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	294,924,849	2,105,932,542	(3,819,655,830)	1,775,574,098

Net increase (decrease) in net assets	294,040,227	2,106,427,625	(3,819,803,659)	1,775,679,077

Net Assets:
Beginning of year	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of year*	$15,183,236,260	$14,889,196,033	$5,761,860,432	$9,581,664,091

* Includes accumulated undistributed net investment income	$664,475	$1,298,049	$622,710	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

	Government		Tax-Free
	TaxAdvantage		Cash Reserve
	Portfolio		Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$163,684	$168,055	$474,942	$392,676

Net realized gain (loss)	13,675	7,379	—	(5,583)

Net increase in net assets resulting from operations	177,359	175,434	474,942	387,093

Distributions to shareholders from net investment income:
Institutional Class	(143,288)	(142,820)	(313,662)	(330,463)

Private Investment Class	(7,051)	(14,193)	(49,272)	(19,378)

Personal Investment Class	(941)	(1,623)	(2,080)	(998)

Cash Management Class	(6,788)	(4,994)	(62,337)	(28,288)

Reserve Class	(417)	(361)	(14,456)	(3,845)

Resource Class	(2,984)	(3,464)	(12,162)	(6,551)

Corporate Class	(2,215)	(600)	(20,973)	(3,153)

Total distributions from net investment income	(163,684)	(168,055)	(474,942)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,065)	—	—	—

Personal Investment Class	(479)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(238)	—	—	—

Resource Class	(1,098)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,996)	—	—	—

Share transactions–net:
Institutional Class	55,882,200	200,326,458	(6,724,666)	(177,058,455)

Private Investment Class	(9,209,433)	19,214,381	(3,000,673)	(20,076,002)

Personal Investment Class	(255,316)	(1,793,379)	(1,467,962)	(3,296,510)

Cash Management Class	(5,916,215)	29,558,474	(29,853,031)	(21,918,412)

Reserve Class	477,453	30,018	7,073,577	3,542,784

Resource Class	(5,164,314)	5,924,443	3,754,782	(19,053,694)

Corporate Class	(50,832,006)	44,832,018	(634,156)	27,240,936

Net increase (decrease) in net assets resulting from share transactions	(15,017,631)	298,092,413	(30,852,129)	(210,619,353)

Net increase (decrease) in net assets	(15,051,952)	298,099,792	(30,852,129)	(210,624,936)

Net Assets:
Beginning of year	536,609,868	238,510,076	782,261,746	992,886,682

End of year*	$521,557,916	$536,609,868	$751,409,617	$782,261,746

* Includes accumulated undistributed net investment income (loss)	$11,260	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2012

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

46        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with a Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

47        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the year ended August 31, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,094,863	$—

STIC Prime Portfolio	1,692,827	615,590

Treasury Portfolio	6,142,097	10,375,793

Government & Agency Portfolio	—	2,216,867

Government TaxAdvantage Portfolio	598,783	621,250

Tax-Free Cash Reserve Portfolio	404,923	962,141

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$775,594	$429,070	$87	$768,847	$116,550	N/A

STIC Prime Portfolio	605,933	446,038	238,761	77,408	46,569	$14,473

Treasury Portfolio	2,298,393	890,206	5,411,600	696,754	447,825	756,615

Government & Agency Portfolio	1,356,809	78,303	1,183,229	1,949,877	363,573	320,577

Government TaxAdvantage Portfolio	87,547	9,352	6,746	2,702	5,926	N/A

Tax-Free Cash Reserve Portfolio	222,968	19,223	83,732	217,175	37,148	10,383

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

48        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$902,967	$203,533	$167,449	$134,541	N/A	N/A

STIC Prime Portfolio	436,708	170,357	85,668	12,008	$14,417	N/A

Treasury Portfolio	1,532,261	323,711	1,352,899	104,112	111,956	N/A

Government & Agency Portfolio	907,486	28,523	298,411	291,772	91,359	N/A

Government TaxAdvantage Portfolio	87,547	25,719	26,990	18,084	23,704	$3,298

Tax-Free Cash Reserve Portfolio	222,968	6,990	20,933	32,452	9,287	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,483,503,963	$—	$19,483,503,963

STIC Prime Portfolio	—	3,095,291,726	—	3,095,291,726

Treasury Portfolio	—	15,181,161,117	—	15,181,161,117

Government & Agency Portfolio	—	5,762,006,785	—	5,762,006,785

Government TaxAdvantage Portfolio	—	521,537,874	—	521,537,874

Tax-Free Cash Reserve Portfolio	—	748,671,811	—	748,671,811

49        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$887,545,074	$1,047,028,115	$—

STIC Prime Portfolio	307,924,126	303,594,357	—

Tax-Free Cash Reserve Portfolio	987,447,767	816,194,492	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2012 and 2011:

	2012	2011

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$25,258,766	$30,037,490

STIC Prime Portfolio	2,588,779	2,389,704

Treasury Portfolio	4,173,719	3,552,424

Government & Agency Portfolio	1,913,782	3,103,073

Government TaxAdvantage Portfolio	211,680	168,055

Tax-Free Cash Reserve Portfolio	474,942	392,676

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary		Shares of
	Ordinary	Book/Tax	Capital Loss	Beneficial	Total
	Income	Differences	Carryforward	Interest	Net Assets

Liquid Assets Portfolio	$5,960,304	$(3,593,092)	$(366,686)	$19,486,042,693	$19,488,043,219

STIC Prime Portfolio	1,796,240	(1,130,620)	—	3,094,866,442	3,095,532,062

Treasury Portfolio	2,575,181	(1,910,706)	—	15,182,571,785	15,183,236,260

Government & Agency Portfolio	1,545,740	(923,030)	—	5,761,237,722	5,761,860,432

Government TaxAdvantage Portfolio	130,426	(119,166)	—	521,546,656	521,557,916

Tax-Free Cash Reserve Portfolio	359,545	(409,747)	(78,572)	751,538,391	751,409,617

50        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term
					Not Subject to	Not Subject to
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Expiration	Expiration	Total*

Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and excise tax disallowed, on August 31, 2012. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$(80,360)	$(14,528)	$94,888

STIC Prime Portfolio	(221,522)	—	221,522

Treasury Portfolio	(633,574)	510,139	123,435

Government & Agency Portfolio	(42,856)	42,851	5

Government TaxAdvantage Portfolio	(35,908)	26,942	8,966

51        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	89,348,642,488	$89,348,642,488	114,974,747,244	$114,974,747,244

Private Investment Class	1,457,491,082	1,457,491,082	2,097,458,780	2,097,458,780

Personal Investment Class	394,000,581	394,000,581	583,984,515	583,984,515

Cash Management Class	4,943,022,425	4,943,022,425	17,713,105,743	17,713,105,743

Reserve Class	798,059,349	798,059,349	576,444,353	576,444,353

Resource Class	949,447,727	949,447,727	1,578,904,039	1,578,904,039

Corporate Class	14,036,015,335	14,036,015,335	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	7,977,164	7,977,164	11,043,998	11,043,998

Private Investment Class	28,241	28,241	37,630	37,630

Personal Investment Class	16,939	16,939	16,453	16,453

Cash Management Class	243,762	243,762	1,152,856	1,152,856

Reserve Class	20,656	20,656	22,368	22,368

Resource Class	31,545	31,545	50,434	50,434

Corporate Class	652,399	652,399	1,304,161	1,304,161

Reacquired:
Institutional Class	(88,544,718,848)	(88,544,718,848)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(1,586,683,217)	(1,586,683,217)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(399,067,455)	(399,067,455)	(587,796,909)	(587,796,909)

Cash Management Class	(5,724,802,268)	(5,724,802,268)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(791,081,211)	(791,081,211)	(595,211,438)	(595,211,438)

Resource Class	(985,470,234)	(985,470,234)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(13,958,167,499)	(13,958,167,499)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(54,341,039)	$(54,341,039)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 28% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

52        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,818,749,285	$8,818,749,285	8,894,152,113	$8,894,152,113

Private Investment Class	1,646,112,321	1,646,112,321	2,199,271,995	2,199,271,995

Personal Investment Class	2,023,470,801	2,023,470,801	2,117,878,669	2,117,878,669

Cash Management Class	2,918,490,012	2,918,490,012	2,929,112,525	2,929,112,525

Reserve Class	59,987,205	59,987,205	68,100,033	68,100,033

Resource Class	120,292,226	120,292,226	635,057,207	635,057,207

Corporate Class	956,434,075	956,434,075	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	522,849	522,849	725,692	725,692

Private Investment Class	90,389	90,389	33,359	33,359

Personal Investment Class	44,770	44,770	15,323	15,323

Cash Management Class	157,787	157,787	106,092	106,092

Reserve Class	4,815	4,815	436	436

Resource Class	18,083	18,083	6,389	6,389

Corporate Class	73,178	73,178	169,477	169,477

Reacquired:
Institutional Class	(8,373,850,189)	(8,373,850,189)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(1,754,062,815)	(1,754,062,815)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(2,035,541,678)	(2,035,541,678)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(3,011,869,362)	(3,011,869,362)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(50,390,197)	(50,390,197)	(69,346,197)	(69,346,197)

Resource Class	(95,062,299)	(95,062,299)	(756,958,803)	(756,958,803)

Corporate Class	(962,480,637)	(962,480,637)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	261,190,619	$261,190,619	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Additionally, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

53        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	25,684,885,613	$25,684,885,613	26,030,423,281	$26,030,423,281

Private Investment Class	6,307,904,112	6,307,904,112	5,499,203,569	5,499,203,569

Personal Investment Class	1,107,149,443	1,107,149,443	1,649,945,502	1,649,945,502

Cash Management Class	36,590,448,616	36,590,448,616	37,920,690,992	37,920,690,992

Reserve Class	550,118,652	550,118,652	657,687,537	657,687,537

Resource Class	438,220,116	438,220,116	1,127,136,815	1,127,136,815

Corporate Class	18,985,530,640	18,985,530,640	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	692,335	692,335	583,687	583,687

Private Investment Class	45,128	45,128	37,590	37,590

Personal Investment Class	41,597	41,597	34,938	34,938

Cash Management Class	199,968	199,968	152,156	152,156

Reserve Class	21,779	21,779	13,566	13,566

Resource Class	30,503	30,503	40,664	40,664

Corporate Class	281,122	281,122	151,996	151,996

Reacquired:
Institutional Class	(23,851,464,986)	(23,851,464,986)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(6,344,802,929)	(6,344,802,929)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(1,165,573,472)	(1,165,573,472)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(38,040,478,238)	(38,040,478,238)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(673,594,924)	(673,594,924)	(560,782,522)	(560,782,522)

Resource Class	(455,395,216)	(455,395,216)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(18,839,335,010)	(18,839,335,010)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	294,924,849	$294,924,849	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	50,116,831,608	$50,116,831,608	61,611,815,820	$61,611,815,820

Private Investment Class	1,978,700,678	1,978,700,678	2,549,756,494	2,549,756,494

Personal Investment Class	101,374,961	101,374,961	63,367,177	63,367,177

Cash Management Class	11,662,178,713	11,662,178,713	7,338,150,426	7,338,150,426

Reserve Class	638,520,807	638,520,807	365,919,015	365,919,015

Resource Class	1,474,848,113	1,474,848,113	2,088,493,367	2,088,493,367

Corporate Class	8,152,323,225	8,152,323,225	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	624,554	624,554	1,388,120	1,388,120

Private Investment Class	17,647	17,647	21,179	21,179

Personal Investment Class	109	109	269	269

Cash Management Class	125,442	125,442	173,309	173,309

Reserve Class	16,199	16,199	1,867	1,867

Resource Class	31,833	31,833	40,787	40,787

Corporate Class	103,232	103,232	191,614	191,614

Reacquired:
Institutional Class	(52,000,676,992)	(52,000,676,992)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(2,146,546,858)	(2,146,546,858)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(102,509,520)	(102,509,520)	(62,656,934)	(62,656,934)

Cash Management Class	(12,663,228,221)	(12,663,228,221)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(444,623,919)	(444,623,919)	(479,399,253)	(479,399,253)

Resource Class	(1,596,106,574)	(1,596,106,574)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(8,991,660,867)	(8,991,660,867)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(3,819,655,830)	$(3,819,655,830)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

55        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,731,626,851	$3,731,626,851	2,711,332,476	$2,711,332,476

Private Investment Class	253,690,624	253,690,624	437,193,566	437,193,566

Personal Investment Class	10,327,891	10,327,891	88,578,959	88,578,959

Cash Management Class	43,621,575	43,621,575	43,825,246	43,825,246

Reserve Class	3,860,999	3,860,999	6,204,928	6,204,928

Resource Class	17,935,727	17,935,727	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	147,439	147,439	128,424	128,424

Private Investment Class	4,337	4,337	3,850	3,850

Cash Management Class	10,599	10,599	4,412	4,412

Reserve Class	645	645	315	315

Resource Class	3,478	3,478	2,702	2,702

Corporate Class	2,178	2,178	67	67

Reacquired:
Institutional Class	(3,675,892,090)	(3,675,892,090)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(262,904,394)	(262,904,394)	(417,983,035)	(417,983,035)

Personal Investment Class	(10,583,207)	(10,583,207)	(90,372,338)	(90,372,338)

Cash Management Class	(49,548,389)	(49,548,389)	(14,271,184)	(14,271,184)

Reserve Class	(3,384,191)	(3,384,191)	(6,175,225)	(6,175,225)

Resource Class	(23,103,519)	(23,103,519)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase (decrease) in share activity	(15,017,631)	$(15,017,631)	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,171,103,042	$1,171,103,042	1,598,415,148	$1,598,415,148

Private Investment Class	235,527,922	235,527,922	189,820,412	189,820,412

Personal Investment Class	5,675,300	5,675,300	7,217,382	7,217,382

Cash Management Class	338,249,957	338,249,957	738,707,920	738,707,920

Reserve Class	83,892,175	83,892,175	37,462,640	37,462,640

Resource Class	42,838,775	42,838,775	7,155,166,244	7,155,166,244

Corporate Class	112,780,460	112,780,460	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	62,811	62,811	66,383	66,383

Private Investment Class	29,076	29,076	14,993	14,993

Personal Investment Class	822	822	314	314

Cash Management Class	46,142	46,142	20,854	20,854

Reserve Class	14,273	14,273	3,752	3,752

Resource Class	10,887	10,887	5,421	5,421

Corporate Class	20,706	20,706	2,633	2,633

Reacquired:
Institutional Class	(1,177,890,519)	(1,177,890,519)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(238,557,671)	(238,557,671)	(209,911,407)	(209,911,407)

Personal Investment Class	(7,144,084)	(7,144,084)	(10,514,206)	(10,514,206)

Cash Management Class	(368,149,130)	(368,149,130)	(760,647,186)	(760,647,186)

Reserve Class	(76,832,871)	(76,832,871)	(33,923,608)	(33,923,608)

Resource Class	(39,094,880)	(39,094,880)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(113,435,322)	(113,435,322)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	(30,852,129)	$(30,852,129)	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$97,224	0.27	%(c)	1.18	%(c)	0.02	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27		1.17		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	108,972	0.30		1.18		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86		1.21		0.47
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	69,076	0.99		1.17		2.77

STIC Prime Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15	(c)	1.20	(c)	0.05	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23		1.19		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25		1.19		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79		1.23		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.73	65,753	0.99		1.18		2.59

Treasury Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08	(c)	1.18	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12		1.18		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15		1.18		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49		1.20		0.03
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.04	36,392	0.99		1.18		1.79

Government & Agency Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10	(c)	1.13	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16		1.13		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21		1.13		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66		1.15		0.08
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.53	135,106	0.99		1.14		2.41

Government TaxAdvantage Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07	(c)	1.22	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11		1.26		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14		1.26		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70		1.30		(0.04)
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	—	(0.02)	1.00	2.38	12,521	0.99		1.24		2.43

Tax-Free Cash Reserve Portfolio
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13	(c)	1.30	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26		1.29		0.03
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29		1.29		0.03
Year ended 08/31/09	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82		1.31		0.49
Five months ended 08/31/08	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	43,123	1.09	(d)	1.25	(d)	0.89	(d)
Year ended 03/31/08	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.38	60,789	1.09		1.25		2.36

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $103,493, $9,237, $80,087, $224,440, $2,079 and $24,963 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

58        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Reserve Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Reserve Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 23, 2012
Houston, Texas

59        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.26	$1,023.88	$1.27	0.25%

STIC Prime Portfolio	1,000.00	1,000.40	0.75	1,024.38	0.76	0.15

Treasury Portfolio	1,000.00	1,000.10	0.50	1,024.63	0.51	0.10

Government & Agency Portfolio	1,000.00	1,000.10	0.65	1,024.48	0.66	0.13

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.35	1,024.78	0.36	0.07

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.80	1,024.33	0.81	0.16

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2012, through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

60        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and

61        Short-Term Investments Trust

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

62        Short-Term Investments Trust

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that each Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio and Liquid Assets Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

Government TaxAdvantage Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

63        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2012:

Federal and State Income Tax

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.83%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	40.64%	0.00%

Government & Agency Portfolio	0.00%	0.00%	1.13%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	12.65%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified	Qualified
	Short-Term	Interest
	Gains	Income**

Liquid Assets Portfolio	$—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	424,890	100%

Government & Agency Portfolio	132,172	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

64        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	129	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	129	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3]– 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	147	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Invesco Fund Complex.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	129	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer	147	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	129	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	129	Chairman, Board of Governors, Western Golf Association, Chairman-elect, Evans Scholars Foundation and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	147	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	129	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	129	Insperity (formerly known as Administaff)

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	129	Director, Reich & Tang Funds (6 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	129	None

Larry Soll — 1942 Trustee	2003	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	129	None

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees—(continued)

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago	147	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	129	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

Number of
Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Other Officers—(continued)

Lisa O. Brinkley — 1959 Vice President	2004	Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-AR-7	Invesco Distributors, Inc.

Resource Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2012

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
40	Financial Statements
46	Notes to Financial Statements
58	Financial Highlights
59	Auditor’s Report
60	Fund Expenses
61	Approval of Investment Advisory and Sub-Advisory Agreements
64	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Resource Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2012. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Economic uncertainty prevailed in the US and Europe during the 12 months covered by this report.
     The economic recovery in the US seemed to gather momentum earlier in 2012, but confidence began to wane amid growing concern about the domestic impact of the eurozone debt crisis. Gross domestic product (GDP), the broadest measure of overall US economic activity, grew at annualized rates of 1.3% and 4.1% in the third and fourth quarters of 2011, respectively, but slowed in the first half of 2012.1 And while the unemployment rate trended lower during the reporting period, it remained elevated above 8.0%.2
     The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, although it extended the horizon for maintaining this rate from 2013 to late 2014.3 In the fall of 2011, the Fed announced Operation Twist, in which the Fed would sell short-dated Treasury securities with maturities of three years or less and use the proceeds to buy $400 billion3 in longer-dated bonds with maturities of six to 30 years in an effort to push down long-term interest rates. As the economic recovery continued to falter, the Fed announced in June 2012 that it would extend Operation Twist another six months, through the end of the year. With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     No significant progress was made during the reporting period in resolving the ongoing eurozone debt crisis. The effects of the European Central Bank’s efforts to shore up European banks through the roughly €1 trillion Long-Term Refinancing Operation4 quickly dissipated, leaving some of Europe’s largest economies vulnerable to financial turmoil. Even as concerns intensified about a potential Greek exit from the monetary union and a €100 billion4 bailout for Spain, Europe’s fourth-largest economy,4 European leaders worked tirelessly to contain the crisis by strengthening emergency and bailout funds in an effort to foster a stronger monetary union.
Invesco Fixed Income’s strength and experience
For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments

1	Source: Bureau of Economic Analysis

2	Source: Bureau of Labor Statistics

3	Source: US Federal Reserve

4	Source: Reuters
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2 Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3 Short-Term Investments Trust

Fund data

Resource Class data as of 8/31/12

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range	At	At
	During	Fiscal	Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	31 - 48 days	38 days	53 days	$141.0 million

STIC Prime	13 - 30 days	19 days	19 days	54.4 million

Treasury	28 - 48 days	43 days	43 days	276.3 million

Government & Agency	24 - 49 days	39 days	56 days	150.9 million

Government TaxAdvantage	21 - 46 days	37 days	65 days	11.9 million

Tax-Free Cash Reserve	17 - 28 days	28 days	28 days	28.3 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
     The Fund invests in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
4 Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/12

	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1-15	1-3, 5-15	6, 8-10, 12	6, 8-10, 12, 14	6, 8-10, 14	1-3, 5-11, 13, 15

1 - 7	45.6%	41.6%	52.2%	48.1%	30.8%	87.8%

8 - 30	11.9	29.2	0.7	0.4	21.3	0.0

31 - 60	14.8	29.2	17.1	28.5	31.6	1.7

61 - 90	12.1	0.0	11.5	13.0	2.9	0.8

91 - 180	15.0	0.0	18.5	9.0	13.4	5.0

181+	0.6	0.0	0.0	1.0	0.0	4.7
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Counterparty risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

2	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

3	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

4	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

5	Industry focus risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

6	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

7	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

8	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

9	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

10	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

11	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

12	Repurchase agreement risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

13	Synthetic securities risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

14	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5 Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–43.58%(a)
Asset-Backed Securities–Commercial Loans/Leases–2.31%
Atlantis One Funding Corp.(b)(c)	0.22%	09/07/12	$100,000	$99,996,333

Atlantis One Funding Corp.(b)(c)	0.32%	12/04/12	200,000	199,832,889

Atlantis One Funding Corp.(b)(c)	0.42%	01/02/13	150,000	149,784,750

				449,613,972

Asset-Backed Securities–Consumer Receivables–2.44%
Old Line Funding, LLC(b)	0.20%	09/05/12	100,000	99,997,778

Old Line Funding, LLC(b)	0.31%	01/17/13	80,963	80,866,789

Old Line Funding, LLC(b)	0.35%	01/08/13	70,000	69,912,208

Old Line Funding, LLC(b)	0.35%	01/15/13	100,000	99,867,778

Old Line Funding, LLC(b)	0.20%	09/04/12	75,000	74,998,750

Thunder Bay Funding, LLC(b)	0.32%	01/15/13	50,000	49,939,555

				475,582,858

Asset-Backed Securities–Fully Supported–1.69%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/13/12	100,000	99,898,611

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	11/20/12	79,700	79,611,444

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.50%	01/02/13	100,000	99,829,167

Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)	0.54%	01/16/13	50,000	49,897,250

				329,236,472

Asset-Backed Securities–Fully Supported Bank–6.21%
Aspen Funding Corp. (CEP–Deutsche Bank AG)(b)(c)	0.38%	09/05/12	100,000	99,995,778

Concord Minutemen Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(c)	0.32%	09/05/12	200,000	199,992,889

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/05/12	100,000	99,996,556

Crown Point Capital Co., LLC; Series A, (Multi-CEP’S-Guggenheim Treasury Services, LLC)(b)(c)	0.31%	09/28/12	100,000	99,976,750

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/07/12	100,000	99,994,167

Gemini Securitization Corp., LLC (CEP–Deutsche Bank AG)(b)(c)	0.35%	09/14/12	225,000	224,971,562

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/27/12	50,000	49,990,972

Govco LLC (CEP–Citibank N.A.)(b)	0.25%	09/28/12	75,000	74,985,938

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	100,000	99,987,500

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.23%	09/06/12	60,500	60,498,109

Matchpoint Master Trust (CEP–BNP Paribas)(b)(c)	0.36%	09/27/12	101,000	100,973,740

				1,211,363,961

Asset-Backed Securities–Multi-Purpose–2.63%
CAFCO, LLC(b)	0.25%	09/25/12	62,000	61,989,667

Chariot Funding, LLC/Ltd.(b)	0.25%	09/04/12	100,000	99,997,917

CHARTA, LLC(b)	0.31%	09/17/12	100,000	99,986,222

Mont Blanc Capital Corp.(b)(c)	0.32%	09/10/12	100,000	99,992,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Nieuw Amsterdam Receivables Corp.(b)(c)	0.30%	11/01/12	$100,000	$99,949,166

Regency Markets No. 1, LLC(b)(c)	0.21%	09/18/12	50,000	49,995,042

				511,910,014

Asset-Backed Securities–Securities–0.61%
Scaldis Capital Ltd./LLC(b)(c)	0.38%	09/14/12	120,000	119,983,533

Asset-Backed Securities–Trade Receivables–0.85%
Market Street Funding LLC(b)	0.23%	09/10/12	5,000	4,999,713

Market Street Funding LLC(b)	0.24%	09/07/12	50,000	49,998,000

Market Street Funding LLC(b)	0.25%	09/10/12	65,000	64,995,937

Market Street Funding LLC(b)	0.35%	11/01/12	45,000	44,973,313

				164,966,963

Consumer Finance–0.01%
American Honda Finance Corp.(c)	0.13%	09/11/12	1,500	1,499,946

Diversified Banks–10.74%
Bank of Montreal(c)	0.32%	12/03/12	130,000	129,892,701

BNP Paribas Finance Inc.(c)	0.13%	09/04/12	5,700	5,699,938

BNZ International Funding Ltd.(b)(c)	0.27%	09/07/12	40,000	39,998,200

BNZ International Funding Ltd.(b)(c)	0.24%	11/09/12	98,000	97,954,920

BNZ International Funding Ltd.(b)(c)	0.25%	12/06/12	150,000	149,900,000

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/05/12	13,000	12,999,639

Credit Agricole Corporate & Investment Bank(c)	0.25%	09/07/12	12,500	12,499,479

DBS Bank Ltd.(b)(c)	0.26%	09/05/12	50,000	49,998,556

DBS Bank Ltd.(b)(c)	0.26%	12/04/12	98,300	98,233,265

DBS Bank Ltd.(b)(c)	0.27%	10/05/12	147,500	147,463,084

ING (US) Funding LLC(c)	0.37%	09/25/12	75,000	74,981,500

Mizuho Funding, LLC(b)(c)	0.35%	11/02/12	100,000	99,940,583

Mizuho Funding, LLC(b)(c)	0.36%	10/01/12	140,000	139,958,000

National Australia Funding Delaware Inc.(b)(c)	0.35%	11/05/12	150,000	149,906,563

Societe Generale North America, Inc.(c)	0.53%	10/19/12	125,000	124,911,667

Standard Chartered Bank(b)(c)	0.27%	09/04/12	150,000	149,996,625

Standard Chartered Bank(b)(c)	0.32%	10/02/12	100,000	99,972,444

Standard Chartered Bank(b)(c)	0.32%	10/09/12	100,000	99,966,222

Standard Chartered Bank(b)(c)	0.35%	10/15/12	55,000	54,976,472

Sumitomo Mitsui Banking Corp.(b)(c)	0.33%	11/01/12	70,000	69,960,858

Sumitomo Mitsui Banking Corp.(b)(c)	0.35%	10/09/12	50,000	49,981,792

Sumitomo Mitsui Banking Corp.(b)(c)	0.36%	09/06/12	100,000	99,995,070

Sumitomo Mitsui Banking Corp.(b)(c)	0.50%	10/12/12	127,000	126,927,681

UBS Finance (Delaware) Inc.(c)	0.11%	09/05/12	7,000	6,999,914

				2,093,115,173

Diversified Capital Markets–0.41%
Deutsche Bank Financial LLC(c)	0.31%	09/21/12	80,000	79,986,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Household Products–1.64%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	02/05/13	$50,000	$49,862,625

Reckitt Benckiser Treasury Services PLC(b)(c)	0.38%	11/06/12	50,000	49,965,167

Reckitt Benckiser Treasury Services PLC(b)(c)	0.45%	11/09/12	50,000	49,956,875

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	01/16/13	50,000	49,885,834

Reckitt Benckiser Treasury Services PLC(b)(c)	0.60%	02/14/13	70,000	69,806,333

Reckitt Benckiser Treasury Services PLC(b)(c)	0.64%	03/11/13	50,000	49,830,222

				319,307,056

Regional Banks–12.81%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(c)	0.35%	10/03/12	95,000	94,970,444

Banque et Caisse d’Epargne de l’Etat(c)	0.37%	11/02/12	69,000	68,956,032

Banque et Caisse d’Epargne de l’Etat(c)	0.38%	10/16/12	100,000	99,952,500

Banque et Caisse d’Epargne de l’Etat(c)	0.43%	10/04/12	70,000	69,972,408

Commonwealth Bank of Australia(b)(c)	0.30%	11/07/12	95,000	94,946,958

Commonwealth Bank of Australia(b)(c)	0.40%	12/17/12	100,000	99,881,111

Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	100,000	99,857,778

HSBC Bank PLC(b)(c)	0.37%	02/01/13	100,000	99,842,750

HSBC USA Inc.(c)	0.31%	10/11/12	50,000	49,982,778

HSBC USA Inc.(c)	0.31%	10/18/12	200,000	199,919,056

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	10/09/12	65,000	64,975,300

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.36%	11/02/12	96,000	95,940,480

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.37%	10/03/12	71,100	71,076,616

Nordea North America Inc.(c)	0.30%	10/04/12	180,000	179,951,325

Nordea North America Inc.(c)	0.30%	09/10/12	215,000	214,983,875

Nordea North America Inc.(c)	0.29%	09/10/12	5,000	4,999,637

Nordea North America Inc.(c)	0.30%	01/02/13	100,000	99,897,500

PNC Bank, N.A.	0.31%	01/03/13	130,000	129,861,189

PNC Bank, N.A.	0.35%	01/08/13	100,000	99,874,583

Svenska Handelsbanken, Inc.(b)(c)	0.27%	11/02/12	118,800	118,744,758

Svenska Handelsbanken, Inc.(b)(c)	0.30%	09/18/12	125,000	124,982,292

Westpac Banking Corp.(b)(c)	0.30%	11/05/12	150,000	149,918,750

Westpac Banking Corp.(b)(c)	0.32%	02/08/13	164,000	163,766,756

				2,497,254,876

Soft Drinks–1.23%
Coca-Cola Co.(b)	0.24%	11/01/12	90,000	89,963,400

Coca-Cola Co.(b)	0.21%	10/03/12	50,000	49,990,667

Coca-Cola Co.(b)	0.23%	12/06/12	50,000	49,969,333

Coca-Cola Co.(b)	0.23%	12/07/12	50,000	49,969,014

				239,892,414

Total Commercial Paper (Cost $8,493,713,460)				8,493,713,460

Certificates of Deposit–15.38%
Bank of Nova Scotia(c)(d)	0.32%	02/05/13	60,000	60,000,000

Bank of Nova Scotia(c)(d)	0.36%	01/04/13	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)
Bank of Nova Scotia(c)(d)	0.52%	09/11/13	$100,000	$100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.36%	10/02/12	75,000	75,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.41%	11/08/12	120,000	120,015,803

Barclays Bank PLC (United Kingdom)(c)(d)	0.35%	06/17/13	450,000	450,000,000

BNP Paribas (Cayman Islands)(c)	0.15%	09/04/12	400,000	400,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	09/06/12	175,000	175,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.37%	11/08/12	250,000	250,000,000

Mizuho Corporate Bank, Ltd.(c)	0.36%	10/09/12	96,650	96,650,510

National Australia Bank Ltd. (United Kingdom)(c)	0.37%	09/14/12	100,000	100,000,000

Nationwide Building Society (United Kingdom)(c)	0.57%	11/13/12	175,000	174,798,132

Standard Chartered Bank (United Kingdom)(c)	0.43%	10/29/12	225,000	224,844,125

Svenska Handelsbanken AB (Cayman Islands)(c)	0.16%	09/04/12	446,480	446,479,642

Toronto-Dominion Bank(c)	0.32%	03/15/13	75,000	75,008,102

UBS AG(c)	0.28%	11/16/12	200,000	200,000,000

Total Certificates of Deposit (Cost $2,997,796,314)				2,997,796,314

Variable Rate Demand Notes–13.34%(e)
Credit Enhanced–13.34%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	06/01/29	920	920,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/35	10,950	10,950,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(f)	0.16%	05/15/37	32,750	32,750,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	07/01/34	22,690	22,690,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	10/01/33	7,705	7,705,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/14	4,550	4,550,000

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.19%	12/01/23	2,335	2,335,000

Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.17%	12/01/36	6,670	6,670,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.21%	12/01/28	1,300	1,300,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.15%	12/15/34	3,355	3,355,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/29	4,700	4,700,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	02/01/31	8,515	8,515,000

Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.18%	11/01/37	3,750	3,750,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	24,700	24,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	$1,850	$1,850,000

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/41	46,300	46,300,000

Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/21	2,075	2,075,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.23%	07/01/38	1,035	1,035,000

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.13%	09/01/33	26,525	26,525,000

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,685	2,685,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/32	2,620	2,620,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments);
Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(f)	0.20%	01/01/37	21,100	21,100,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	12/01/39	5,000	5,000,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/37	35,585	35,585,000

Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC);
Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	01/01/33	24,975	24,975,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	07/01/22	1,500	1,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/39	5,420	5,420,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	11/01/28	610	610,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.15%	06/01/15	3,385	3,385,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/15/23	3,700	3,700,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	01/01/21	8,115	8,115,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	07/01/25	8,055	8,055,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/19	2,865	2,865,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.15%	08/01/39	6,865	6,865,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/01/30	29,100	29,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.22%	06/01/43	$6,000	$6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.17%	06/15/25	7,240	7,240,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/36	3,645	3,645,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	01/01/26	15,500	15,500,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.19%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	06/01/27	58,553	58,553,000

Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/15/32	4,000	4,000,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(b)(f)	0.13%	07/01/24	12,260	12,260,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.18%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/37	3,900	3,900,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	03/01/30	39,800	39,800,000

Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.19%	04/01/36	11,000	11,000,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/37	13,385	13,385,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	02/01/35	2,455	2,455,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.16%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,953

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/33	12,740	12,740,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/21	16,300	16,300,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.20%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(f)	0.18%	01/01/18	11,505	11,505,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.15%	06/01/27	10,000	10,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	11/01/25	4,800	4,800,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System);
Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/24	25,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/47	$1,695	$1,695,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/15/42	19,500	19,500,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.17%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/12	8,100	8,100,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.19%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/40	9,500	9,500,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.16%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(b)(f)	0.16%	10/01/17	2,200	2,200,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	01/01/16	6,405	6,405,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	09/01/24	1,100	1,100,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/28	1,200	1,200,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/35	5,060	5,060,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	06/01/29	3,100	3,100,000

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.28%	06/01/17	1,129	1,129,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(f)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	01/01/26	8,200	8,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.13%	02/15/33	$10,950	$10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	08/15/25	7,237	7,237,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(f)	0.17%	10/01/33	750	750,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.18%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.22%	05/01/42	2,570	2,570,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	08/01/21	13,790	13,790,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/39	48,880	48,880,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.23%	01/01/35	3,320	3,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	11/01/37	5,700	5,700,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.21%	12/01/34	1,400	1,400,000

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.17%	03/01/31	3,200	3,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(f)	0.23%	09/01/39	720	720,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	05/01/33	7,000	7,000,000

King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.20%	09/01/21	2,500	2,500,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	11/01/24	13,060	13,060,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.17%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.17%	09/01/28	4,615	4,615,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/14	5,015	5,015,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.17%	05/01/27	4,125	4,125,000

Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.16%	04/15/30	8,235	8,235,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	01/01/32	$6,625	$6,625,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/28	1,995	1,995,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.18%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/38	4,600	4,600,000

Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC–Northern Trust Co.)(f)	0.12%	10/01/40	13,280	13,280,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	12/01/46	8,700	8,700,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	07/01/38	8,390	8,390,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.25%	03/01/39	6,445	6,445,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	12/01/26	6,065	6,065,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	18,150	18,150,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/38	15,482	15,482,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	11/15/39	19,400	19,400,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.17%	09/01/40	6,045	6,045,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.17%	01/01/25	2,640	2,640,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.15%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	10/01/33	400	400,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.23%	08/01/38	2,995	2,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(c)(f)	0.18%	05/01/41	$3,500	$3,500,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/01/36	42,500	42,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.15%	05/01/39	6,675	6,675,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.17%	08/15/31	3,065	3,065,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(f)	0.20%	07/01/38	21,836	21,836,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	06/01/25	8,955	8,955,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/36	7,575	7,574,644

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,800

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/33	3,965	3,965,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.18%	07/01/38	3,650	3,650,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	06/15/32	48,000	48,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(c)(f)	0.16%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	04/01/32	14,500	14,500,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/27	2,865	2,865,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/29	2,160	2,160,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/17	6,820	6,820,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/15/28	900	900,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	09/01/34	27,820	27,820,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	8,635	8,635,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	12/01/27	1,790	1,790,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.15%	12/01/31	27,285	27,285,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.19%	09/01/36	$3,770	$3,770,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/32	7,600	7,600,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	9,000	9,000,000

Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–BMO Harris, N.A.)(f)	0.14%	07/01/40	18,500	18,500,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.17%	07/01/32	4,135	4,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.20%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.23%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.17%	05/01/20	2,450	2,450,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(f)	0.16%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/29	4,300	4,300,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(f)	0.15%	01/01/34	7,400	7,400,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/24	4,000	4,000,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.16%	07/01/26	7,560	7,560,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	09/01/32	4,575	4,575,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	11/01/27	15,340	15,340,000

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.26%	07/01/40	2,480	2,480,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	11/01/25	5,300	5,300,000

San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	04/01/26	4,385	4,385,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.16%	05/01/19	1,880	1,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/24	$4,670	$4,670,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.14%	06/01/25	2,800	2,800,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	7,565	7,564,953

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.15%	11/01/32	33,715	33,715,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/01/28	4,802	4,802,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.16%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.27%	10/01/21	6,745	6,745,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.15%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	9,170	9,170,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.17%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	4,000	4,000,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.21%	03/01/29	1,070	1,070,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.16%	11/15/50	3,500	3,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.17%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.18%	07/01/33	17,855	17,855,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/41	12,635	12,635,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.19%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/15/22	4,930	4,930,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.21%	07/01/26	36,460	36,460,000

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.16%	12/01/31	4,000	4,000,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.14%	09/01/38	15,700	15,700,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.14%	12/01/38	32,500	32,500,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/30	9,700	9,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.14%	07/01/39	$7,300	$7,300,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	10/01/30	16,240	16,240,000

Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.19%	06/15/35	5,350	5,350,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.17%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.20%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.17%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.16%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.16%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.19%	05/01/28	3,875	3,875,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/43	25,000	25,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	01/01/30	13,775	13,775,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.17%	04/01/22	7,180	7,180,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	12/01/38	4,045	4,045,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	08/15/34	44,100	44,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	06/01/37	3,600	3,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	04/01/35	9,800	9,800,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.13%	06/01/39	9,190	9,190,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/25	1,740	1,740,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	12/01/36	10,700	10,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.15%	01/15/36	$32,355	$32,355,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	12/01/33	26,000	26,000,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.21%	08/01/30	5,700	5,700,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.20%	05/01/30	500	500,000

Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.24%	05/01/33	800	800,000

Total Variable Rate Demand Notes (Cost $2,598,773,350)				2,598,773,350

Other Bonds & Notes–6.81%
American Honda Finance Corp., Sr. Unsec. Notes(b)(c)(d)	0.72%	12/19/12	150,000	150,000,000

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.80%	01/08/13	65,000	65,465,292

JPMorgan Chase Bank N.A., Sr. Unsec. Notes(d)	0.53%	06/07/13	200,000	200,000,000

Kimberly-Clark Corp., Sr. Unsec. Notes(b)	4.03%	12/19/12	110,000	111,186,204

Rabobank Nederland, Sr. Unsec. Notes(b)(c)(d)	0.58%	12/14/12	50,000	50,000,000

Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.56%	09/01/13	200,000	200,000,000

Svenska Handelsbanken AB, Unsec. Notes(b)(c)(d)	0.55%	12/07/12	150,000	150,000,000

Toyota Motor Credit Corp.,
Sr. Unsec. Medium-Term Notes(c)(d)	0.87%	01/15/13	100,000	100,000,000

Unsec. Medium-Term Notes(c)(d)	0.66%	01/11/13	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.54%	09/06/13	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,326,651,496)				1,326,651,496

U.S. Treasury Securities–2.57%
U.S. Treasury Bills–2.57%
U.S. Treasury Bills(a) (Cost $499,758,889)	0.14%	01/03/13	500,000	499,758,889

TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.68% (Cost $15,916,693,509)				15,916,693,509

			Repurchase
			Amount
Repurchase Agreements–18.30%(g)
Bank of Montreal, Term agreement dated 08/20/12, maturing value of $500,070,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,694,302; 2.50%-7.00%, 07/01/20-06/20/42)(h)	0.17%	09/19/12	500,070,833	500,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-6.00%, 06/20/38-05/20/62)	0.20%	09/04/12	250,005,556	250,000,000

BNP Paribas Securities Corp., Joint term agreement dated 06/18/12, aggregate maturing value $300,208,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,001; 1.75%-6.16%, 08/01/20-07/01/42)(h)	0.24%	10/01/12	225,156,000	225,000,000

Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities valued at $525,000,497; 0%-7.85%, 09/25/17-12/11/49)(c)(d)(i)	0.40%	—	—	495,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	29,207,669	29,207,052

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	95,072,238	95,070,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $600,013,333 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,700; 3.50%-6.00%, 07/01/13-07/01/42)	0.20%	09/04/12	$600,013,333	$600,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.54%-6.00%, 02/01/23-08/01/42)	0.20%	09/04/12	250,005,556	250,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	500,010,556	500,000,000

Societe Generale, Joint term agreement dated 08/28/12, aggregate maturing value of $450,014,875 (collateralized by U.S. Government sponsored agency obligations valued at $459,000,978; 0%-7.13%, 09/24/12-12/01/47)(h)	0.17%	09/04/12	225,007,438	225,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	132,536,222	132,533,277

Wells Fargo Securities, LLC, Joint term agreement dated 07/23/12, aggregate maturing value of $400,455,000 (collateralized by Corporate obligations valued at $420,000,000; 0%-10.50%, 09/01/12-06/19/99)	0.45%	10/22/12	265,301,438	265,000,000

Total Repurchase Agreements (Cost $3,566,810,454)				3,566,810,454

TOTAL INVESTMENTS(j)(k)–99.98% (Cost $19,483,503,963)				19,483,503,963

OTHER ASSETS LESS LIABILITIES–0.02%				4,539,256

NET ASSETS–100.00%				$19,488,043,219

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $7,606,551,331, which represented 39.03% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.7%; Japan: 10.7%; Sweden: 6.9%; Australia 6.7%; other countries less than 5% each: 22.6%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.20%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.84%
Atlantis One Funding Corp.(b)(c)	0.20%	10/05/12	$65,000	$64,987,722

Atlantis One Funding Corp.(b)(c)	0.22%	09/10/12	84,800	84,795,336

				149,783,058

Asset-Backed Securities–Consumer Receivables–5.91%
Bryant Park Funding LLC(b)	0.18%	09/25/12	70,000	69,991,600

Old Line Funding, LLC(b)	0.18%	10/02/12	62,993	62,983,236

Thunder Bay Funding, LLC(b)	0.18%	09/18/12	50,000	49,995,750

				182,970,586

Asset-Backed Securities–Fully Supported Bank–14.18%
Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	09/19/12	35,000	34,995,975

Gotham Funding Corp. (CEP–Bank of Yokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.23%	10/03/12	27,000	26,994,480

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	09/26/12	55,000	54,993,125

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/15/12	11,200	11,197,536

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.19%	09/24/12	70,000	69,991,503

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.21%	09/06/12	21,000	20,999,387

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitisui Banking Corp.)(b)(c)	0.25%	10/16/12	70,000	69,978,125

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/02/12	100,240	100,218,421

Working Capital Management LP (CEP–Mizuho Corporate Bank Ltd.)(b)(c)	0.25%	10/15/12	49,500	49,484,875

				438,853,427

Asset-Backed Securities–Multi-Purpose–11.64%
CHARTA, LLC(b)	0.30%	09/17/12	50,000	49,993,333

Mont Blanc Capital Corp.(b)(c)	0.32%	10/01/12	62,000	61,983,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/16/12	143,664	143,622,697

Regency Markets No. 1, LLC(b)(c)	0.22%	09/14/12	104,750	104,741,678

				360,341,175

Asset-Backed Securities–Securities–5.08%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.23%	09/14/12	96,000	95,992,027

Cancara Asset Securitisation Ltd./LLC(b)(c)	0.24%	09/06/12	40,000	39,998,667

Scaldis Capital Ltd./LLC(b)(c)	0.36%	09/27/12	21,202	21,196,487

				157,187,181

Diversified Banks–9.46%
ING (US) Funding LLC(c)	0.25%	10/16/12	145,000	144,955,594

Mizuho Funding, LLC(b)(c)	0.24%	10/05/12	55,000	54,987,533

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	09/12/12	23,000	22,998,594

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	10/23/12	15,000	14,995,667

Sumitomo Mitsui Banking Corp.(b)(c)	0.22%	09/17/12	55,000	54,994,622

				292,932,010

Diversified Capital Markets–1.62%

Deutsche Bank Financial LLC(c)	0.31%	09/10/12	50,000	49,996,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Commercial Paper–2.05%
Missouri (State of) Development Finance Board; Series 2005 A, Commercial Paper (LOC–US Bank, N.A.)(d)	0.17%	09/25/12	$36,906	$36,905,661

Missouri (State of) Development Finance Board (Missouri Association of Muni Utilities Lease Financing); Series 2006A, Commercial Paper Lease RN (LOC–U.S. Bank N.A.)(d)	0.17%	09/25/12	26,602	26,601,756

				63,507,417

Regional Banks–2.42%
HSBC USA Inc.(c)	0.25%	09/11/12	75,000	74,994,792

Total Commercial Paper (Cost $1,770,565,771)				1,770,565,771

Variable Rate Demand Notes–12.23%(e)
Credit Enhanced–12.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	06/01/29	2,600	2,600,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(c)(d)	0.16%	05/15/37	23,000	23,000,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(d)	0.17%	10/01/25	4,055	4,055,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.21%	12/01/28	2,900	2,900,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(d)	0.17%	11/01/40	2,740	2,740,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.15%	06/01/37	25,800	25,800,000

Cleveland (City of), Ohio & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(d)	0.14%	01/01/33	2,315	2,315,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.14%	06/01/37	5,000	5,000,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(d)	0.17%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(d)	0.16%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(d)	0.18%	01/01/18	5,460	5,460,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.18%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(d)	0.15%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	01/01/16	6,590	6,590,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	08/01/28	12,175	12,175,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	08/15/25	2,430	2,430,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.17%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC–Bank of Nova Scotia)(c)(d)	0.12%	10/01/40	11,000	11,000,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(d)	0.16%	10/01/38	6,585	6,585,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/30	$2,000	$2,000,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	10/15/38	11,375	11,375,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/35	5,590	5,590,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(d)	0.15%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(d)	0.20%	07/01/38	13,228	13,228,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/18	2,100	2,100,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	01/01/24	30,500	30,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(d)	0.15%	04/01/32	5,600	5,600,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(d)	0.16%	04/01/32	2,525	2,525,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/15/28	9,815	9,815,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(d)	0.17%	06/01/23	6,200	6,200,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.19%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.20%	10/15/38	1,600	1,600,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(d)	0.17%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(d)	0.16%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(d)	0.18%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	11/01/25	3,100	3,100,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.22%	12/01/27	100	100,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.17%	08/01/35	5,225	5,225,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/30	11,100	11,100,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(d)	0.17%	06/01/35	5,680	5,680,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.15%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	03/01/36	6,145	6,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/32	2,465	2,465,000

Total Variable Rate Demand Notes (Cost $378,668,000)				378,668,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–3.13%
Mizuho Corporate Bank, Ltd.(c)	0.24%	10/12/12	$50,000	$50,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	0.23%	10/19/12	47,000	47,000,000

Total Certificates of Deposit (Cost $97,000,000)				97,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–72.56% (Cost $2,246,233,771)				2,246,233,771

			Repurchase
			Amount
Repurchase Agreements–27.43%(f)
Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	250,005,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $150,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,001; 2.74%-4.00%, 11/01/40-01/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,778 (collateralized by Corporate obligations valued at $105,004,048; 4.85%-9.75%, 09/15/12-12/29/49)(c)	0.25%	09/04/12	93,502,597	93,500,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	5,558,079	5,557,955

RBC Capital Markets Corp., Joint term agreement dated 08/28/12, aggregate maturing value $200,008,944 (collateralized by Corporate obligations valued at $210,000,001; 0%-6.13%, 06/01/15-06/15/44)(g)	0.23%	09/04/12	100,004,472	100,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)(c)	0.19%	09/04/12	100,002,111	100,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 1.63%-6.50%, 11/15/12-09/01/42)	0.20%	09/04/12	150,003,333	150,000,000

Total Repurchase Agreements (Cost $849,057,955)				849,057,955

TOTAL INVESTMENTS(h)(i)–99.99% (Cost $3,095,291,726)				3,095,291,726

OTHER ASSETS LESS LIABILITIES–0.01%				240,336

NET ASSETS–100.00%				$3,095,532,062

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $1,403,172,582, which represented 45.33% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.5%; Netherlands: 16.2%; United Kingdom: 11.5%; Canada: 8.3% and other countries less than 5% each: 7.3%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Mizuho Corporate Bank Ltd.	8.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–48.39%
U.S. Treasury Bills–41.25%(a)
U.S. Treasury Bills	0.14%	09/06/12	$295,000	$294,994,387

U.S. Treasury Bills	0.15%	09/13/12	100,000	99,995,000

U.S. Treasury Bills	0.10%	10/04/12	440,000	439,959,208

U.S. Treasury Bills	0.11%	10/04/12	250,000	249,974,219

U.S. Treasury Bills	0.14%	10/04/12	100,000	99,986,892

U.S. Treasury Bills	0.09%	10/11/12	125,000	124,987,500

U.S. Treasury Bills	0.14%	10/11/12	150,000	149,976,250

U.S. Treasury Bills	0.15%	10/11/12	150,000	149,975,833

U.S. Treasury Bills	0.10%	10/18/12	365,110	365,064,716

U.S. Treasury Bills	0.13%	10/18/12	20,000	19,996,606

U.S. Treasury Bills	0.10%	10/25/12	290,000	289,958,300

U.S. Treasury Bills	0.13%	10/25/12	150,000	149,971,312

U.S. Treasury Bills	0.11%	11/01/12	240,000	239,956,893

U.S. Treasury Bills	0.13%	11/01/12	150,000	149,966,196

U.S. Treasury Bills	0.11%	11/08/12	200,000	199,959,578

U.S. Treasury Bills	0.14%	11/08/12	250,000	249,933,511

U.S. Treasury Bills	0.14%	11/15/12	150,000	149,955,469

U.S. Treasury Bills	0.10%	11/23/12	350,000	349,917,691

U.S. Treasury Bills	0.11%	11/29/12	300,000	299,919,158

U.S. Treasury Bills	0.13%	12/06/12	250,000	249,911,667

U.S. Treasury Bills	0.14%	12/06/12	200,000	199,925,333

U.S. Treasury Bills	0.14%	01/03/13	300,000	299,852,750

U.S. Treasury Bills	0.11%	01/10/13	100,000	99,961,792

U.S. Treasury Bills	0.14%	01/10/13	200,000	199,901,750

U.S. Treasury Bills	0.15%	01/10/13	290,000	289,846,985

U.S. Treasury Bills	0.14%	01/17/13	250,000	249,870,625

U.S. Treasury Bills	0.14%	01/24/13	250,000	249,864,062

U.S. Treasury Bills	0.14%	01/31/13	250,000	249,855,389

U.S. Treasury Bills	0.14%	02/21/13	100,000	99,931,521

				6,263,370,593

U.S. Treasury Notes–7.14%
U.S. Treasury Notes	1.38%	10/15/12	350,000	350,533,029

U.S. Treasury Notes	4.00%	11/15/12	100,000	100,788,472

U.S. Treasury Notes	0.50%	11/30/12	280,000	280,231,490

U.S. Treasury Notes	0.63%	01/31/13	250,000	250,497,240

U.S. Treasury Notes	3.88%	02/15/13	100,000	101,680,386

				1,083,730,617

Total U.S. Treasury Securities (Cost $7,347,101,210)				7,347,101,210

TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.39% (Cost $7,347,101,210)				7,347,101,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–51.60%(b)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	$400,008,000	$400,000,000

Bank of Montreal, Term agreement dated 08/14/12, maturing value $350,090,417 (collateralized by U.S. Treasury obligations valued at $357,000,049; 0.38%-3.63%, 07/31/13-02/15/22)(c)	0.15%	10/15/12	350,090,417	350,000,000

Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $480,010,133 (collateralized by U.S. Treasury obligations valued at $489,600,051; 0.25%, 08/31/14)	0.19%	09/04/12	230,004,856	230,000,000

Barclays Capital Inc., Term agreement dated 07/26/12, maturing value of $300,105,000 (collateralized by U.S. Treasury obligations valued at $306,000,165; 0.50%-2.25%, 11/30/13-11/30/17)(c)	0.14%	10/24/12	300,105,000	300,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/12, maturing value $230,004,600 (collateralized by U.S. Treasury obligations valued at $234,600,032; 0.75%-2.25%, 01/31/15-06/30/17)	0.18%	09/04/12	230,004,600	230,000,000

BNP Paribas Securities Corp., Term agreement dated 07/30/12, maturing value $500,202,222 (collateralized by U.S. Treasury obligations valued at $510,000,053; 0.13%-3.63%, 07/15/13-04/15/28)(c)	0.16%	10/29/12	500,202,222	500,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,060; 1.13%-2.38%, 07/15/19-01/15/25)(c)	0.17%	11/15/12	500,212,500	500,000,000

CIBC World Markets Corp., Agreement dated 08/31/12, maturing value of $100,002,000 (collateralized by U.S. Treasury obligations valued at $102,000,192; 0.75%-5.25%, 12/15/13-08/15/42)	0.18%	09/04/12	100,002,000	100,000,000

Credit Agricole Corp. & Investment Bank, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,029; 0%-1.63%, 12/20/12-08/15/22)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/12, maturing value of $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,002,947; 0%, 02/15/18-05/15/37)	0.18%	09/04/12	250,005,000	250,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 08/13/12, aggregate maturing value of $250,066,667 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0%-4.38%, 07/15/14-05/15/40)	0.16%	10/12/12	200,053,333	200,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	319,939,450	319,932,696

Deutsche Bank Securities Inc., Term agreement dated 06/11/12, maturing value of $500,189,583 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0%-9.13%, 09/13/12-08/15/39)(c)	0.15%	09/10/12	500,189,583	500,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/12, maturing value $500,009,444 (collateralized by U.S. Treasury obligations valued at $510,000,058; 0.13%-2.38%, 04/15/14-02/15/41)	0.17%	09/04/12	500,009,444	500,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(c)	0.14%	09/05/12	500,013,611	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/12, maturing value $474,136,694 (collateralized by U.S. Treasury obligations valued at $483,609,842; 0.88%-2.50%, 03/31/15-12/31/16)	0.18%	09/04/12	474,136,694	474,127,211

Morgan Stanley, Agreement dated 08/31/12, maturing value $200,004,000 (collateralized by U.S. Treasury obligations valued at $204,000,068; 0.13%, 04/15/17)	0.18%	09/04/12	200,004,000	200,000,000

RBC Capital Markets Corp., Term agreement dated 07/23/12 maturing value $750,189,583 (collateralized by U.S. Treasury obligations valued at $765,000,058; 0%-11.25%, 09/15/12-02/15/42)(c)	0.10%	10/22/12	750,189,583	750,000,000

RBS Securities Inc., Agreement dated 08/31/12 maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,006,939; 0.75%-3.88%, 01/15/25-02/15/42)	0.18%	09/04/12	500,010,000	500,000,000

Societe Generale, Term agreement dated 08/28/12, maturing value of $250,007,292 (collateralized by U.S. Treasury obligations valued at $255,000,069; 1.25%-2.25%, 04/15/14-01/15/26)(c)	0.15%	09/04/12	250,007,292	250,000,000

Societe Generale, Agreement dated 08/31/12, maturing value of $280,005,600 (collateralized by U.S. Treasury obligations valued at $285,600,006; 2.00%, 02/15/22)	0.18%	09/04/12	280,005,600	280,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/12, maturing value $250,005,000 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0%-4.25%, 09/30/12-01/15/29)	0.18%	09/04/12	250,005,000	250,000,000

Total Repurchase Agreements (Cost $7,834,059,907)				7,834,059,907

TOTAL INVESTMENTS(d)–99.99% (Cost $15,181,161,117)				15,181,161,117

OTHER ASSETS LESS LIABILITIES–0.01%				2,075,143

NET ASSETS–100.00%				$15,183,236,260

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–61.77%
Federal Farm Credit Bank (FFCB)–7.79%
Bonds(a)	0.15%	02/14/13	$50,000	$49,993,062

Bonds(a)	0.20%	04/02/13	50,000	50,000,000

Bonds(a)	0.23%	09/28/12	80,000	80,000,000

Bonds(a)	0.17%	10/19/12	65,000	65,000,000

Bonds(a)	0.25%	01/22/13	80,000	79,987,338

Bonds(a)	0.18%	03/08/13	50,000	49,994,775

Bonds(a)	0.30%	05/03/13	20,000	20,012,227

Disc. Notes(b)	0.11%	09/14/12	25,000	24,999,007

Unsec. Bonds(a)	0.20%	07/02/13	29,000	28,997,541

				448,983,950

Federal Home Loan Bank (FHLB)–24.49%
Unsec. Bonds(a)	0.24%	09/17/12	80,000	79,999,292

Unsec. Bonds	0.17%	01/10/13	50,000	49,994,660

Unsec. Bonds(a)	0.21%	01/23/13	50,000	50,000,000

Unsec. Bonds	0.17%	02/08/13	53,250	53,245,469

Unsec. Bonds(a)	0.21%	04/09/13	60,000	60,000,000

Unsec. Bonds	0.25%	07/17/13	50,000	49,998,558

Unsec. Disc. Notes(b)	0.12%	10/02/12	65,000	64,993,283

Unsec. Disc. Notes(b)	0.16%	10/03/12	50,000	49,992,889

Unsec. Disc. Notes(b)	0.12%	10/05/12	75,000	74,991,500

Unsec. Disc. Notes(b)	0.16%	10/10/12	65,000	64,988,733

Unsec. Disc. Notes(b)	0.14%	10/12/12	50,000	49,992,028

Unsec. Disc. Notes(b)	0.12%	10/17/12	60,000	59,990,800

Unsec. Disc. Notes(b)	0.13%	10/17/12	48,020	48,012,146

Unsec. Disc. Notes(b)	0.13%	10/24/12	65,000	64,987,272

Unsec. Disc. Notes(b)	0.16%	10/24/12	50,000	49,988,590

Unsec. Disc. Notes(b)	0.13%	10/26/12	75,000	74,984,875

Unsec. Disc. Notes(b)	0.13%	10/31/12	75,000	74,984,375

Unsec. Disc. Notes(b)	0.13%	11/09/12	56,750	56,736,403

Unsec. Disc. Notes(b)	0.13%	11/14/12	50,000	49,986,639

Unsec. Disc. Notes(b)	0.16%	01/16/13	56,296	56,261,722

Unsec. Disc. Notes(b)	0.16%	01/25/13	52,000	51,966,257

Unsec. Global Bonds	0.16%	10/19/12	45,000	44,998,644

Unsec. Global Bonds	0.19%	10/26/12	50,000	50,003,233

Unsec. Global Bonds(a)	0.19%	07/26/13	80,000	79,992,811

				1,411,090,179

Federal Home Loan Mortgage Corp. (FHLMC)–16.48%
Unsec. Disc. Notes(b)	0.11%	10/01/12	50,000	49,995,417

Unsec. Disc. Notes(b)	0.13%	10/01/12	50,000	49,994,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.10%	10/02/12	$50,000	$49,995,694

Unsec. Disc. Notes(b)	0.11%	10/03/12	90,000	89,991,200

Unsec. Disc. Notes(b)	0.11%	10/04/12	50,000	49,994,958

Unsec. Disc. Notes(b)	0.12%	10/09/12	60,000	59,992,400

Unsec. Disc. Notes(b)	0.13%	10/09/12	55,715	55,707,357

Unsec. Disc. Notes(b)	0.16%	10/09/12	50,000	49,991,556

Unsec. Disc. Notes(b)	0.18%	10/09/12	50,000	49,990,766

Unsec. Disc. Notes(b)	0.13%	10/22/12	48,800	48,791,013

Unsec. Disc. Notes(b)	0.13%	11/05/12	65,000	64,984,743

Unsec. Disc. Notes(b)	0.13%	11/13/12	65,000	64,982,865

Unsec. Disc. Notes(b)	0.15%	11/13/12	50,000	49,984,792

Unsec. Disc. Notes(b)	0.16%	11/19/12	50,000	49,982,883

Unsec. Disc. Notes(b)	0.15%	11/26/12	50,000	49,981,725

Unsec. Disc. Notes(b)	0.16%	02/11/13	50,000	49,963,777

Unsec. Global Notes	0.52%	11/26/12	65,000	65,050,513

				949,376,242

Federal National Mortgage Association (FNMA)–12.14%
Unsec. Disc. Notes(b)	0.14%	10/03/12	50,000	49,993,778

Unsec. Disc. Notes(b)	0.12%	10/10/12	75,000	74,990,250

Unsec. Disc. Notes(b)	0.10%	10/15/12	65,000	64,992,055

Unsec. Disc. Notes(b)	0.12%	10/15/12	75,000	74,989,000

Unsec. Disc. Notes(b)	0.15%	10/31/12	25,000	24,993,750

Unsec. Disc. Notes(b)	0.11%	11/01/12	50,000	49,990,680

Unsec. Disc. Notes(b)	0.13%	11/07/12	49,800	49,788,415

Unsec. Disc. Notes(a)	0.15%	11/21/12	50,000	49,983,125

Unsec. Disc. Notes(b)	0.14%	11/28/12	50,000	49,982,889

Unsec. Disc. Notes(b)	0.14%	01/14/13	50,000	49,973,750

Unsec. Disc. Notes(b)	0.16%	01/16/13	60,000	59,964,608

Unsec. Disc. Notes(b)	0.16%	01/23/13	50,000	49,968,000

Unsec. Disc. Notes(b)	0.16%	02/13/13	50,000	49,963,333

				699,573,633

Overseas Private Investment Corp. (OPIC)–0.87%
Gtd. VRD COP Bonds(c)	0.19%	07/09/26	50,000	50,000,000

Total U.S. Government Sponsored Agency Securities (Cost $3,559,024,004)				3,559,024,004

U.S. Treasury Notes–1.13%
U.S. Treasury Notes (Cost $65,097,848)	1.38%	10/15/12	65,000	65,097,848

TOTAL INVESTMENTS (excluding Repurchase Agreements)–62.90% (Cost $3,624,121,852)				3,624,121,852

			Repurchase
			Amount
Repurchase Agreements–37.10%(d)
Bank of Montreal, Joint agreement dated 08/31/12, aggregate maturing value $500,010,000 (collateralized by U.S. Treasury obligations valued at $510,000,091; 0.25%-3.75%, 04/30/14-08/15/41)	0.18%	09/04/12	100,002,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)
Bank of Montreal, Term agreement dated 08/16/12, maturing value of $300,075,000 (collateralized by U.S. Treasury obligations valued at $306,000,044; 0.38%-3.63%, 07/31/13-02/15/22)(e)	0.15%	10/15/12	$300,075,000	$300,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $250,005,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,053; 0.45%-1.38%, 02/25/14-08/14/17)	0.19%	09/04/12	170,003,589	170,000,000

BNP Paribas Securities Corp., Term agreement dated 08/17/12, maturing value $250,112,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,018; 0.35%-6.47%, 09/25/12-06/05/36)(e)	0.18%	11/15/12	250,112,500	250,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,111 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,853; 0%-8.88%, 07/15/13-04/15/30)	0.19%	09/04/12	14,000,296	14,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	44,885,881	44,884,933

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	70,001,556	70,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 06/11/12, aggregate maturing value $350,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,829; 0%-8.20%, 09/04/12-09/15/60)(e)	0.16%	09/10/12	275,110,000	275,000,000

Goldman, Sachs & Co., Agreement dated 08/31/12, maturing value $300,006,333 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,423; 0%-5.50%, 01/09/14-02/27/32)	0.19%	09/04/12	300,006,333	300,000,000

HSBC Securities (USA) Inc., Joint term agreement dated 08/29/12, aggregate maturing value $800,021,778 (collateralized by U.S. Treasury obligations valued at $816,004,543; 1.75%-3.88%, 01/15/25-02/15/41)(e)	0.14%	09/05/12	300,008,167	300,000,000

RBS Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $400,008,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,006,388; 0%-9.38%, 10/15/12-04/15/30)	0.19%	09/04/12	314,006,629	314,000,000

Total Repurchase Agreements (Cost $2,137,884,933)				2,137,884,933

TOTAL INVESTMENTS(f)–100.00% (Cost $5,762,006,785)				5,762,006,785

OTHER ASSETS LESS LIABILITIES–(0.00)%				(146,353)

NET ASSETS–100.00%				$5,761,860,432

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments
August 31, 2012

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–71.25%
Federal Farm Credit Bank (FFCB)–19.25%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.17%	10/19/12	15,000	15,000,000

Bonds(a)	0.31%	10/22/12	15,000	15,002,966

Bonds(a)	0.18%	03/08/13	10,000	9,998,955

Bonds(a)	0.30%	04/11/13	15,000	15,009,215

Bonds(a)	0.18%	06/04/13	14,400	14,398,342

Disc. Notes(b)	0.08%	09/04/12	5,000	4,999,967

Disc. Notes(b)	0.11%	09/27/12	11,000	10,999,126

Disc. Notes(b)	0.11%	10/18/12	5,000	4,999,282

				100,407,853

Federal Home Loan Bank (FHLB)–52.00%
Unsec. Bonds(a)	0.24%	09/17/12	5,000	4,999,956

Unsec. Bonds(a)	0.19%	10/25/12	15,000	15,001,156

Unsec. Bonds(a)	0.21%	01/23/13	10,000	10,000,000

Unsec. Bonds(a)	0.21%	04/09/13	15,000	15,000,000

Unsec. Disc. Notes(b)	0.00%	09/04/12	71,185	71,184,659

Unsec. Disc. Notes(b)	0.11%	09/14/12	15,000	14,999,431

Unsec. Disc. Notes(b)	0.13%	09/17/12	10,000	9,999,422

Unsec. Disc. Notes(b)	0.12%	09/26/12	15,000	14,998,750

Unsec. Disc. Notes(b)	0.12%	10/02/12	10,000	9,998,967

Unsec. Disc. Notes(b)	0.16%	10/03/12	15,000	14,997,867

Unsec. Disc. Notes(b)	0.10%	10/04/12	10,000	9,999,083

Unsec. Disc. Notes(b)	0.10%	10/05/12	15,000	14,998,584

Unsec. Disc. Notes(b)	0.13%	10/10/12	10,000	9,998,592

Unsec. Disc. Notes(b)	0.16%	10/10/12	15,000	14,997,400

Unsec. Disc. Notes(b)	0.12%	10/12/12	10,000	9,998,633

Unsec. Disc. Notes(b)	0.14%	10/17/12	10,000	9,998,211

Unsec. Disc. Notes(b)	0.13%	10/24/12	10,000	9,998,057

Unsec. Disc. Notes(b)	0.13%	10/26/12	10,000	9,997,983

				271,166,751

Total U.S. Government Sponsored Agency Securities (Cost $371,574,604)				371,574,604

U.S. Treasury Securities–28.75%(b)
U.S. Treasury Bills	0.09%	09/13/12	20,000	19,999,400

U.S. Treasury Bills	0.13%	09/17/12	25,000	24,998,544

U.S. Treasury Bills	0.10%	10/04/12	15,000	14,998,625

U.S. Treasury Bills	0.10%	10/25/12	15,000	14,997,716

U.S. Treasury Bills	0.13%	11/08/12	15,000	14,996,288

U.S. Treasury Bills	0.12%	01/03/13	15,000	14,993,929

U.S. Treasury Bills	0.12%	01/10/13	15,000	14,993,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–(continued)
U.S. Treasury Bills	0.13%	01/17/13	$15,000	$14,992,353

U.S. Treasury Bills	0.12%	01/24/13	15,000	14,992,992

Total U.S. Treasury Securities (Cost $149,963,270)				149,963,270

TOTAL INVESTMENTS(c)–100.00% (Cost $521,537,874)				521,537,874

OTHER ASSETS LESS LIABILITIES–0.00%				20,042

NET ASSETS–100.00%				$521,557,916

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

August 31, 2012

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.64%
Alabama–1.61%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$2,112	$2,112,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.14%	04/01/28	10,000	10,000,000

				12,112,000

Arizona–2.78%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(d)(e)	0.21%	08/01/15	7,445	7,445,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/37	13,425	13,425,000

				20,870,000

Colorado–5.23%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	07/01/34	2,025	2,025,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-family RB (CEP–FNMA)(a)	0.17%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.48%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	07/01/21	4,370	4,370,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.19%	12/01/34	7,010	7,010,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/23	2,245	2,245,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	1.04%	12/01/30	9,250	9,250,000

				39,335,000

Delaware–1.30%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	05/01/36	9,800	9,800,000

District of Columbia–3.41%
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	01/01/29	5,600	5,600,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	06/01/27	20,000	20,000,000

				25,600,000

Florida–6.62%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.18%	11/15/35	10,990	10,990,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.18%	04/01/17	2,275	2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	$2,400	$2,399,575

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/20	2,525	2,525,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.17%	07/01/32	13,000	13,000,000

St. Petersburg (City of) Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	06/01/33	10,500	10,500,000

				49,744,575

Georgia–6.18%
Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	01/01/21	5,235	5,235,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	09/01/25	7,890	7,890,000

Georgia (State of); Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	4,630	4,659,570

Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	06/15/25	4,100	4,100,000

Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/13	1,000	1,019,920

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.14%	07/01/24	2,700	2,700,000

Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	01/01/36	10,000	10,000,000

Richmond (County of) Board of Education; Series 2007, Sales Unlimited Tax GO Bonds (CEP–Georgia State Aid Intercept Program)	5.00%	10/01/12	2,440	2,449,578

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.17%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.14%	06/01/25	500	500,000

				46,424,068

Idaho–0.81%
Idaho (State of); Series 2012, Unlimited Tax GO TAN	2.00%	06/28/13	6,000	6,088,554

Illinois–6.49%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(b)	0.20%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	06/01/36	6,940	6,940,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/30	14,845	14,845,000

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	1,000	1,013,468

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.18%	03/01/28	900	900,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	3,850	3,850,000

Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.42%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.55%	11/01/24	$1,120	$1,120,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	550	550,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.17%	10/01/33	4,850	4,850,000

				48,778,468

Indiana–6.60%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	04/01/36	7,150	7,150,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.27%	08/01/37	2,555	2,555,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/23	3,745	3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/32	9,260	9,260,000

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.15%	06/01/40	3,000	3,000,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	02/01/25	1,835	1,835,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/38	14,000	14,000,000

Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	1,545	1,558,269

				49,603,269

Iowa–0.55%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.15%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC–U.S. Bank, N.A.)(b)	2.00%	05/16/13	1,800	1,820,836

				4,150,836

Kansas–0.47%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.17%	03/01/31	3,500	3,500,000

Maryland–2.07%
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	1,100	1,128,010

Maryland (State of) Department of Transportation; Second Series 2008, Consolidated Transportation RB	4.00%	09/01/12	2,375	2,375,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/32	4,970	4,970,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/28	2,075	2,075,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	07/01/33	4,990	4,990,000

				15,538,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–0.67%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	04/01/28	$5,050	$5,050,000

Michigan–1.98%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/38	10,000	10,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.18%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)	0.58%	09/01/25	1,380	1,380,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	05/01/31	600	600,000

Washtenaw (County of); Series 2012, Ref. Capital Improvement Limited Tax GO Bonds	1.50%	09/01/13	1,265	1,280,739

				14,875,739

Minnesota–0.78%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.20%	04/01/37	5,835	5,835,000

Mississippi–0.83%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.19%	12/01/30	1,000	1,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC–FHLB of Dallas)(a)(b)	0.17%	05/01/35	5,220	5,220,000

				6,220,000

Missouri–3.89%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.42%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, VRD MFH RB (CEP–FNMA)(a)	0.15%	11/15/26	1,650	1,650,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, VRD RB (LOC–FHLB of Des Moines)(a)(b)	0.17%	11/01/21	1,805	1,805,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.20%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.17%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.20%	12/01/15	3,950	3,950,000

				29,265,000

Nevada–0.93%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	12/01/39	7,000	7,000,000

New Hampshire–2.91%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	09/01/37	980	980,000

				21,855,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.50%
New Mexico (State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	$3,690	$3,778,230

New York–1.52%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/01/32	7,925	7,925,000

Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubisihi UFJ, Ltd. (The))(a)(b)(c)	0.15%	11/01/31	3,500	3,500,000

				11,425,000

North Carolina–3.05%
New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,008,044

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	1,405	1,405,000

North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,047,821

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/28	4,635	4,635,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.15%	12/01/36	9,700	9,700,000

Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,071,521

Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,028,215

				22,895,601

Ohio–3.53%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	06/01/35	8,045	8,045,000

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	12/01/21	10,000	10,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(a)(b)	0.17%	03/01/34	8,505	8,505,000

				26,550,000

Pennsylvania–6.55%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.18%	07/15/21	8,500	8,500,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.18%	09/01/18	2,305	2,305,000

Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD Health System RB(a)	0.16%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	09/01/28	7,625	7,625,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.20%	07/01/38	16,303	16,303,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	04/01/20	1,800	1,800,000

				49,213,000

South Carolina–0.43%
Spartanburg County School District No. 7; Series 2012, Unlimited Tax GO Bonds (CEP–South Carolina School District Credit Enhancement Program)	4.00%	09/01/12	3,225	3,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–2.32%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	$1,375	$1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	10,000	10,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	03/01/33	4,750	4,750,000

Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,315,537

				17,440,537

Texas–13.39%
Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,164,464

Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.21%	10/15/12	7,000	7,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.19%	10/18/12	3,500	3,500,000

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	01/01/41	19,000	19,000,000

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	3,400	3,420,196

Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,133,310

Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/13	2,130	2,157,176

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/28	21,870	21,870,000

San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,351,648

Series 2012, Limited Tax Notes	1.50%	02/01/13	2,705	2,719,644

Series 2012, Ref. General Improvement Limited Tax GO Bonds	2.00%	02/01/13	2,210	2,226,608

Tarrant Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	01/01/13	3,500	3,555,780

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	9,000	9,203,539

				100,622,365

Utah–0.75%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(b)	0.27%	06/01/21	2,500	2,500,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.22%	04/01/42	3,125	3,125,000

				5,625,000

Virginia–2.51%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	2,000	2,017,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	$990	$990,000

Virginia (State of) College Building Authority (Washington & Lee University); Series 2006, Educational Facilities RB	5.00%	01/01/13	1,065	1,082,025

				18,844,669

Washington–1.38%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	500	500,000

Shoreline School District No. 412; Series 2010, Unlimited Tax GO Bonds (CEP–Washington State School District Guaranty Program)	2.00%	12/01/12	2,500	2,511,345

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	10/01/30	3,000	3,000,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	07/01/22	1,450	1,450,000

Washington (State of); Series 2010 C, Ref. Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	01/01/13	2,850	2,895,545

				10,356,890

West Virginia–0.91%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	01/01/34	6,800	6,800,000

Wisconsin–5.96%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.17%	10/01/42	5,260	5,260,000

Madison Area Technical College District; Serioes 2011-12 C, Unlimited GO Promissory Notes	1.50%	09/01/12	3,610	3,610,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	06/01/37	4,890	4,890,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.60%	07/01/14	730	730,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	12/01/32	9,000	9,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.27%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.20%	05/01/30	19,300	19,300,000

				44,790,000

Wyoming–0.73%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	11/01/24	5,460	5,460,000

TOTAL INVESTMENTS(f)(g)–99.64% (Cost $748,671,811)				748,671,811

OTHER ASSETS LESS LIABILITIES–0.36%				2,737,806

NET ASSETS–100.00%				$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.7%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $37,150,000, which represented 4.94% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	22.6%

PNC Bank, N.A.	9.7

Federal Home Loan Mortgage Corp.	8.5

US Bank, N.A.	8.2

Federal National Mortgage Association	7.8

Wells Fargo Bank, N.A.	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$15,916,693,509	$2,246,233,771	$7,347,101,210	$3,624,121,852	$521,537,874	$748,671,811

Repurchase agreements, at value and cost	3,566,810,454	849,057,955	7,834,059,907	2,137,884,933	—	—

Total investments, at value and cost	19,483,503,963	3,095,291,726	15,181,161,117	5,762,006,785	521,537,874	748,671,811

Cash	—	—	—	—	—	1,189,510

Receivable for:
Investments sold	4,280,268	1,210,046	—	—	—	1,095,043

Interest	6,285,248	66,934	4,162,168	884,204	39,832	755,918

Fund expenses absorbed	399,698	141,976	1,263,067	513,115	115,111	98,217

Investment for trustee deferred compensation and retirement plans	552,925	260,336	264,177	109,648	51,022	98,198

Other assets	27,512	150,088	34,505	47,295	21,832	66,912

Total assets	19,495,049,614	3,097,121,106	15,186,885,034	5,763,561,047	521,765,671	751,975,609

Liabilities:
Payable for:
Amount due custodian	5,683	—	—	—	—	—

Dividends	2,421,467	158,779	265,660	116,265	8,384	13,181

Accrued fees to affiliates	588,542	192,627	1,186,775	526,259	23,840	84,347

Accrued operating expenses	323,824	72,277	250,378	120,430	49,556	45,613

Trustee deferred compensation and retirement plans	3,666,879	1,165,361	1,945,961	937,661	125,975	422,851

Total liabilities	7,006,395	1,589,044	3,648,774	1,700,615	207,755	565,992

Net assets applicable to shares outstanding	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

Net assets consist of:
Shares of beneficial interest	$19,486,042,693	$3,094,866,442	$15,182,571,785	$5,761,237,722	$521,546,656	$751,538,391

Undistributed net investment income	2,367,212	371,127	664,475	622,710	11,260	(50,202)

Undistributed net realized gain (loss)	(366,686)	294,493	—	—	—	(78,572)

	$19,488,043,219	$3,095,532,062	$15,183,236,260	$5,761,860,432	$521,557,916	$751,409,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,051,708,064	$2,337,469,490	$7,014,482,169	$3,772,428,968	$431,857,187	$495,297,303

Private Investment Class	$372,458,444	$159,749,829	$808,131,243	$382,019,031	$38,425,752	$95,843,016

Personal Investment Class	$102,628,198	$72,420,073	$126,917,087	$13,558,331	$4,544,977	$2,749,858

Cash Management Class	$785,901,066	$358,386,710	$4,929,501,168	$673,598,417	$33,449,333	$76,483,205

Reserve Class	$97,223,996	$16,390,370	$25,205,659	$264,285,724	$1,350,816	$25,359,632

Resource Class	$141,084,853	$54,460,615	$276,388,407	$150,944,205	$11,919,838	$28,356,958

Corporate Class	$1,937,038,598	$96,654,975	$2,002,610,527	$505,025,756	$10,013	$27,319,645

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,050,148,618	2,338,010,919	7,014,073,468	3,772,103,621	431,809,821	495,294,352

Private Investment Class	372,407,076	159,831,346	808,023,603	381,958,171	38,446,666	95,827,568

Personal Investment Class	102,619,113	72,364,571	126,830,860	13,554,275	4,545,581	2,746,166

Cash Management Class	785,607,312	358,374,175	4,928,901,950	673,505,025	33,446,329	76,506,514

Reserve Class	97,224,950	16,391,351	25,187,006	264,284,527	1,349,127	25,355,526

Resource Class	141,051,584	54,432,325	276,324,534	150,898,372	11,917,179	28,354,353

Corporate Class	1,936,983,537	96,640,187	2,002,666,370	504,980,406	10,014	27,320,220

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2012

				Government &	Government	Tax-Free
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$53,228,375	$5,891,542	$15,168,720	$10,641,223	$713,969	$1,560,972

Expenses:
Advisory fees	27,708,650	4,473,828	23,891,974	8,428,024	1,188,203	1,880,097

Administrative services fees	1,059,091	592,650	982,757	757,759	241,955	242,379

Custodian fees	718,215	125,568	645,207	301,477	40,026	33,009

Distribution fees:
Private Investment Class	2,257,421	1,091,769	3,830,654	2,268,716	175,094	445,935

Personal Investment Class	763,248	638,840	1,213,917	106,963	35,071	26,213

Cash Management Class	837,246	428,340	6,764,499	1,492,054	33,738	104,666

Reserve Class	1,034,960	92,368	800,866	2,244,401	20,786	249,627

Resource Class	319,175	72,085	559,781	456,797	29,630	46,435

Corporate Class	482,395	28,065	756,615	327,287	3,298	10,383

Transfer agent fees	1,662,519	268,430	1,425,737	717,532	73,188	73,354

Trustees’ and officers’ fees and benefits	1,068,071	177,674	882,292	496,042	60,044	64,495

Other	753,791	234,907	619,953	392,197	166,900	159,760

Total expenses	38,664,782	8,224,524	42,374,252	17,989,249	2,067,933	3,336,353

Less: Fees waived and expenses reimbursed	(10,593,501)	(4,456,757)	(30,444,222)	(9,086,786)	(1,517,648)	(2,250,323)

Net expenses	28,071,281	3,767,767	11,930,030	8,902,463	550,285	1,086,030

Net investment income	25,157,094	2,123,775	3,238,690	1,738,760	163,684	474,942

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	(293,864)	294,493	50,407	27,193	13,675	—

Net increase in net assets resulting from operations	$24,863,230	$2,418,268	$3,289,097	$1,765,953	$177,359	$474,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2012 and 2011

	Liquid Assets Portfolio		STIC Prime Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$25,157,094	$30,037,490	$2,123,775	$2,389,704

Net realized gain (loss)	(293,864)	(58,293)	294,493	—

Net increase in net assets resulting from operations	24,863,230	29,979,197	2,418,268	2,389,704

Distributions to shareholders from net investment income:
Institutional Class	(22,653,197)	(25,064,971)	(1,970,544)	(1,914,692)

Private Investment Class	(91,059)	(104,657)	(159,676)	(61,778)

Personal Investment Class	(20,510)	(20,916)	(56,186)	(18,886)

Cash Management Class	(549,401)	(1,808,242)	(298,814)	(214,666)

Reserve Class	(20,900)	(22,045)	(5,540)	(1,386)

Resource Class	(32,103)	(45,485)	(22,143)	(20,695)

Corporate Class	(1,891,596)	(2,971,174)	(75,876)	(157,601)

Total distributions from net investment income	(25,258,766)	(30,037,490)	(2,588,779)	(2,389,704)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—

Private Investment Class	—	—	—	—

Personal Investment Class	—	—	—	—

Cash Management Class	—	—	—	—

Reserve Class	—	—	—	—

Resource Class	—	—	—	—

Corporate Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	811,900,804	(1,076,951,392)	445,421,945	39,264,332

Private Investment Class	(129,163,894)	(207,822,434)	(107,860,105)	(39,362,727)

Personal Investment Class	(5,049,935)	(3,795,941)	(12,026,107)	(4,527,089)

Cash Management Class	(781,536,081)	(1,059,890,679)	(93,221,563)	229,414

Reserve Class	6,998,794	(18,744,717)	9,601,823	(1,245,728)

Resource Class	(35,990,962)	(84,339,783)	25,248,010	(121,895,207)

Corporate Class	78,500,235	(1,816,634,825)	(5,973,384)	(168,978,677)

Net increase (decrease) in net assets resulting from share transactions	(54,341,039)	(4,268,179,771)	261,190,619	(296,515,682)

Net increase (decrease) in net assets	(54,736,575)	(4,268,238,064)	261,020,108	(296,515,682)

Net Assets:
Beginning of year	19,542,779,794	23,811,017,858	2,834,511,954	3,131,027,636

End of year*	$19,488,043,219	$19,542,779,794	$3,095,532,062	$2,834,511,954

* Includes accumulated undistributed net investment income	$2,367,212	$2,549,244	$371,127	$1,057,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

			Government &
	Treasury Portfolio		Agency Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$3,238,690	$3,552,436	$1,738,760	$3,103,073

Net realized gain	50,407	495,071	27,193	104,979

Net increase in net assets resulting from operations	3,289,097	4,047,507	1,765,953	3,208,052

Distributions to shareholders from net investment income:
Institutional Class	(1,086,755)	(1,646,245)	(1,033,531)	(2,277,120)

Private Investment Class	(155,889)	(169,870)	(91,310)	(100,807)

Personal Investment Class	(32,903)	(36,476)	(2,868)	(2,934)

Cash Management Class	(1,375,936)	(1,131,781)	(300,323)	(250,978)

Reserve Class	(16,233)	(19,409)	(45,177)	(20,083)

Resource Class	(56,850)	(67,747)	(45,960)	(53,861)

Corporate Class	(514,124)	(480,896)	(219,591)	(397,290)

Total distributions from net investment income	(3,238,690)	(3,552,424)	(1,738,760)	(3,103,073)

Distributions to shareholders from net realized gains:
Institutional Class	(266,035)	—	(102,825)	—

Private Investment Class	(39,886)	—	(10,470)	—

Personal Investment Class	(9,672)	—	(306)	—

Cash Management Class	(395,770)	—	(29,914)	—

Reserve Class	(10,974)	—	(2,991)	—

Resource Class	(14,691)	—	(5,506)	—

Corporate Class	(198,001)	—	(23,010)	—

Total distributions from net realized gains	(935,029)	—	(175,022)	—

Share transactions–net:
Institutional Class	1,834,112,962	649,938,568	(1,883,220,830)	1,112,658,773

Private Investment Class	(36,853,689)	60,672,576	(167,828,533)	(8,156,568)

Personal Investment Class	(58,382,432)	11,874,463	(1,134,450)	710,512

Cash Management Class	(1,449,829,654)	1,099,901,588	(1,000,924,066)	631,644,460

Reserve Class	(123,454,493)	96,918,581	193,913,087	(113,478,371)

Resource Class	(17,144,597)	(115,864,624)	(121,226,628)	(21,992,305)

Corporate Class	146,476,752	302,491,390	(839,234,410)	174,187,597

Net increase (decrease) in net assets resulting from share transactions	294,924,849	2,105,932,542	(3,819,655,830)	1,775,574,098

Net increase (decrease) in net assets	294,040,227	2,106,427,625	(3,819,803,659)	1,775,679,077

Net Assets:
Beginning of year	14,889,196,033	12,782,768,408	9,581,664,091	7,805,985,014

End of year*	$15,183,236,260	$14,889,196,033	$5,761,860,432	$9,581,664,091

* Includes accumulated undistributed net investment income	$664,475	$1,298,049	$622,710	$665,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2012 and 2011

	Government		Tax-Free
	TaxAdvantage		Cash Reserve
	Portfolio		Portfolio
	2012	2011	2012	2011

Operations:
Net investment income	$163,684	$168,055	$474,942	$392,676

Net realized gain (loss)	13,675	7,379	—	(5,583)

Net increase in net assets resulting from operations	177,359	175,434	474,942	387,093

Distributions to shareholders from net investment income:
Institutional Class	(143,288)	(142,820)	(313,662)	(330,463)

Private Investment Class	(7,051)	(14,193)	(49,272)	(19,378)

Personal Investment Class	(941)	(1,623)	(2,080)	(998)

Cash Management Class	(6,788)	(4,994)	(62,337)	(28,288)

Reserve Class	(417)	(361)	(14,456)	(3,845)

Resource Class	(2,984)	(3,464)	(12,162)	(6,551)

Corporate Class	(2,215)	(600)	(20,973)	(3,153)

Total distributions from net investment income	(163,684)	(168,055)	(474,942)	(392,676)

Distributions to shareholders from net realized gains:
Institutional Class	(39,387)	—	—	—

Private Investment Class	(3,065)	—	—	—

Personal Investment Class	(479)	—	—	—

Cash Management Class	(3,658)	—	—	—

Reserve Class	(238)	—	—	—

Resource Class	(1,098)	—	—	—

Corporate Class	(71)	—	—	—

Total distributions from net realized gains	(47,996)	—	—	—

Share transactions–net:
Institutional Class	55,882,200	200,326,458	(6,724,666)	(177,058,455)

Private Investment Class	(9,209,433)	19,214,381	(3,000,673)	(20,076,002)

Personal Investment Class	(255,316)	(1,793,379)	(1,467,962)	(3,296,510)

Cash Management Class	(5,916,215)	29,558,474	(29,853,031)	(21,918,412)

Reserve Class	477,453	30,018	7,073,577	3,542,784

Resource Class	(5,164,314)	5,924,443	3,754,782	(19,053,694)

Corporate Class	(50,832,006)	44,832,018	(634,156)	27,240,936

Net increase (decrease) in net assets resulting from share transactions	(15,017,631)	298,092,413	(30,852,129)	(210,619,353)

Net increase (decrease) in net assets	(15,051,952)	298,099,792	(30,852,129)	(210,624,936)

Net Assets:
Beginning of year	536,609,868	238,510,076	782,261,746	992,886,682

End of year*	$521,557,916	$536,609,868	$751,409,617	$782,261,746

* Includes accumulated undistributed net investment income (loss)	$11,260	$47,168	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2012

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

46        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with a Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

47        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2012.
  For the year ended August 31, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,094,863	$—

STIC Prime Portfolio	1,692,827	615,590

Treasury Portfolio	6,142,097	10,375,793

Government & Agency Portfolio	—	2,216,867

Government TaxAdvantage Portfolio	598,783	621,250

Tax-Free Cash Reserve Portfolio	404,923	962,141

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2012 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$775,594	$429,070	$87	$768,847	$116,550	N/A

STIC Prime Portfolio	605,933	446,038	238,761	77,408	46,569	$14,473

Treasury Portfolio	2,298,393	890,206	5,411,600	696,754	447,825	756,615

Government & Agency Portfolio	1,356,809	78,303	1,183,229	1,949,877	363,573	320,577

Government TaxAdvantage Portfolio	87,547	9,352	6,746	2,702	5,926	N/A

Tax-Free Cash Reserve Portfolio	222,968	19,223	83,732	217,175	37,148	10,383

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

48        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2012, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2012, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$902,967	$203,533	$167,449	$134,541	N/A	N/A

STIC Prime Portfolio	436,708	170,357	85,668	12,008	$14,417	N/A

Treasury Portfolio	1,532,261	323,711	1,352,899	104,112	111,956	N/A

Government & Agency Portfolio	907,486	28,523	298,411	291,772	91,359	N/A

Government TaxAdvantage Portfolio	87,547	25,719	26,990	18,084	23,704	$3,298

Tax-Free Cash Reserve Portfolio	222,968	6,990	20,933	32,452	9,287	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,483,503,963	$—	$19,483,503,963

STIC Prime Portfolio	—	3,095,291,726	—	3,095,291,726

Treasury Portfolio	—	15,181,161,117	—	15,181,161,117

Government & Agency Portfolio	—	5,762,006,785	—	5,762,006,785

Government TaxAdvantage Portfolio	—	521,537,874	—	521,537,874

Tax-Free Cash Reserve Portfolio	—	748,671,811	—	748,671,811

49        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2012, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$887,545,074	$1,047,028,115	$—

STIC Prime Portfolio	307,924,126	303,594,357	—

Tax-Free Cash Reserve Portfolio	987,447,767	816,194,492	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2012 and 2011:

	2012	2011

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$25,258,766	$30,037,490

STIC Prime Portfolio	2,588,779	2,389,704

Treasury Portfolio	4,173,719	3,552,424

Government & Agency Portfolio	1,913,782	3,103,073

Government TaxAdvantage Portfolio	211,680	168,055

Tax-Free Cash Reserve Portfolio	474,942	392,676

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary		Shares of
	Ordinary	Book/Tax	Capital Loss	Beneficial	Total
	Income	Differences	Carryforward	Interest	Net Assets

Liquid Assets Portfolio	$5,960,304	$(3,593,092)	$(366,686)	$19,486,042,693	$19,488,043,219

STIC Prime Portfolio	1,796,240	(1,130,620)	—	3,094,866,442	3,095,532,062

Treasury Portfolio	2,575,181	(1,910,706)	—	15,182,571,785	15,183,236,260

Government & Agency Portfolio	1,545,740	(923,030)	—	5,761,237,722	5,761,860,432

Government TaxAdvantage Portfolio	130,426	(119,166)	—	521,546,656	521,557,916

Tax-Free Cash Reserve Portfolio	359,545	(409,747)	(78,572)	751,538,391	751,409,617

50        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term					Long-Term
					Not Subject to	Not Subject to
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Expiration	Expiration	Total*

Liquid Assets Portfolio	$—	$—	$—	$—	$366,686	$—	$366,686

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,582	78,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and excise tax disallowed, on August 31, 2012. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$(80,360)	$(14,528)	$94,888

STIC Prime Portfolio	(221,522)	—	221,522

Treasury Portfolio	(633,574)	510,139	123,435

Government & Agency Portfolio	(42,856)	42,851	5

Government TaxAdvantage Portfolio	(35,908)	26,942	8,966

51        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	89,348,642,488	$89,348,642,488	114,974,747,244	$114,974,747,244

Private Investment Class	1,457,491,082	1,457,491,082	2,097,458,780	2,097,458,780

Personal Investment Class	394,000,581	394,000,581	583,984,515	583,984,515

Cash Management Class	4,943,022,425	4,943,022,425	17,713,105,743	17,713,105,743

Reserve Class	798,059,349	798,059,349	576,444,353	576,444,353

Resource Class	949,447,727	949,447,727	1,578,904,039	1,578,904,039

Corporate Class	14,036,015,335	14,036,015,335	17,336,495,408	17,336,495,408

Issued as reinvestment of dividends:
Institutional Class	7,977,164	7,977,164	11,043,998	11,043,998

Private Investment Class	28,241	28,241	37,630	37,630

Personal Investment Class	16,939	16,939	16,453	16,453

Cash Management Class	243,762	243,762	1,152,856	1,152,856

Reserve Class	20,656	20,656	22,368	22,368

Resource Class	31,545	31,545	50,434	50,434

Corporate Class	652,399	652,399	1,304,161	1,304,161

Reacquired:
Institutional Class	(88,544,718,848)	(88,544,718,848)	(116,062,742,634)	(116,062,742,634)

Private Investment Class	(1,586,683,217)	(1,586,683,217)	(2,305,318,844)	(2,305,318,844)

Personal Investment Class	(399,067,455)	(399,067,455)	(587,796,909)	(587,796,909)

Cash Management Class	(5,724,802,268)	(5,724,802,268)	(18,774,149,278)	(18,774,149,278)

Reserve Class	(791,081,211)	(791,081,211)	(595,211,438)	(595,211,438)

Resource Class	(985,470,234)	(985,470,234)	(1,663,294,256)	(1,663,294,256)

Corporate Class	(13,958,167,499)	(13,958,167,499)	(19,154,434,394)	(19,154,434,394)

Net increase (decrease) in share activity	(54,341,039)	$(54,341,039)	(4,268,179,771)	$(4,268,179,771)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Additionally, 28% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

52        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,818,749,285	$8,818,749,285	8,894,152,113	$8,894,152,113

Private Investment Class	1,646,112,321	1,646,112,321	2,199,271,995	2,199,271,995

Personal Investment Class	2,023,470,801	2,023,470,801	2,117,878,669	2,117,878,669

Cash Management Class	2,918,490,012	2,918,490,012	2,929,112,525	2,929,112,525

Reserve Class	59,987,205	59,987,205	68,100,033	68,100,033

Resource Class	120,292,226	120,292,226	635,057,207	635,057,207

Corporate Class	956,434,075	956,434,075	981,962,145	981,962,145

Issued as reinvestment of dividends:
Institutional Class	522,849	522,849	725,692	725,692

Private Investment Class	90,389	90,389	33,359	33,359

Personal Investment Class	44,770	44,770	15,323	15,323

Cash Management Class	157,787	157,787	106,092	106,092

Reserve Class	4,815	4,815	436	436

Resource Class	18,083	18,083	6,389	6,389

Corporate Class	73,178	73,178	169,477	169,477

Reacquired:
Institutional Class	(8,373,850,189)	(8,373,850,189)	(8,855,613,473)	(8,855,613,473)

Private Investment Class	(1,754,062,815)	(1,754,062,815)	(2,238,668,081)	(2,238,668,081)

Personal Investment Class	(2,035,541,678)	(2,035,541,678)	(2,122,421,081)	(2,122,421,081)

Cash Management Class	(3,011,869,362)	(3,011,869,362)	(2,928,989,203)	(2,928,989,203)

Reserve Class	(50,390,197)	(50,390,197)	(69,346,197)	(69,346,197)

Resource Class	(95,062,299)	(95,062,299)	(756,958,803)	(756,958,803)

Corporate Class	(962,480,637)	(962,480,637)	(1,151,110,299)	(1,151,110,299)

Net increase (decrease) in share activity	261,190,619	$261,190,619	(296,515,682)	$(296,515,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Additionally, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

53        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	25,684,885,613	$25,684,885,613	26,030,423,281	$26,030,423,281

Private Investment Class	6,307,904,112	6,307,904,112	5,499,203,569	5,499,203,569

Personal Investment Class	1,107,149,443	1,107,149,443	1,649,945,502	1,649,945,502

Cash Management Class	36,590,448,616	36,590,448,616	37,920,690,992	37,920,690,992

Reserve Class	550,118,652	550,118,652	657,687,537	657,687,537

Resource Class	438,220,116	438,220,116	1,127,136,815	1,127,136,815

Corporate Class	18,985,530,640	18,985,530,640	19,540,700,409	19,540,700,409

Issued as reinvestment of dividends:
Institutional Class	692,335	692,335	583,687	583,687

Private Investment Class	45,128	45,128	37,590	37,590

Personal Investment Class	41,597	41,597	34,938	34,938

Cash Management Class	199,968	199,968	152,156	152,156

Reserve Class	21,779	21,779	13,566	13,566

Resource Class	30,503	30,503	40,664	40,664

Corporate Class	281,122	281,122	151,996	151,996

Reacquired:
Institutional Class	(23,851,464,986)	(23,851,464,986)	(25,381,068,400)	(25,381,068,400)

Private Investment Class	(6,344,802,929)	(6,344,802,929)	(5,438,568,583)	(5,438,568,583)

Personal Investment Class	(1,165,573,472)	(1,165,573,472)	(1,638,105,977)	(1,638,105,977)

Cash Management Class	(38,040,478,238)	(38,040,478,238)	(36,820,941,560)	(36,820,941,560)

Reserve Class	(673,594,924)	(673,594,924)	(560,782,522)	(560,782,522)

Resource Class	(455,395,216)	(455,395,216)	(1,243,042,103)	(1,243,042,103)

Corporate Class	(18,839,335,010)	(18,839,335,010)	(19,238,361,015)	(19,238,361,015)

Net increase in share activity	294,924,849	$294,924,849	2,105,932,542	$2,105,932,542

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	50,116,831,608	$50,116,831,608	61,611,815,820	$61,611,815,820

Private Investment Class	1,978,700,678	1,978,700,678	2,549,756,494	2,549,756,494

Personal Investment Class	101,374,961	101,374,961	63,367,177	63,367,177

Cash Management Class	11,662,178,713	11,662,178,713	7,338,150,426	7,338,150,426

Reserve Class	638,520,807	638,520,807	365,919,015	365,919,015

Resource Class	1,474,848,113	1,474,848,113	2,088,493,367	2,088,493,367

Corporate Class	8,152,323,225	8,152,323,225	8,382,738,522	8,382,738,522

Issued as reinvestment of dividends:
Institutional Class	624,554	624,554	1,388,120	1,388,120

Private Investment Class	17,647	17,647	21,179	21,179

Personal Investment Class	109	109	269	269

Cash Management Class	125,442	125,442	173,309	173,309

Reserve Class	16,199	16,199	1,867	1,867

Resource Class	31,833	31,833	40,787	40,787

Corporate Class	103,232	103,232	191,614	191,614

Reacquired:
Institutional Class	(52,000,676,992)	(52,000,676,992)	(60,500,545,167)	(60,500,545,167)

Private Investment Class	(2,146,546,858)	(2,146,546,858)	(2,557,934,241)	(2,557,934,241)

Personal Investment Class	(102,509,520)	(102,509,520)	(62,656,934)	(62,656,934)

Cash Management Class	(12,663,228,221)	(12,663,228,221)	(6,706,679,275)	(6,706,679,275)

Reserve Class	(444,623,919)	(444,623,919)	(479,399,253)	(479,399,253)

Resource Class	(1,596,106,574)	(1,596,106,574)	(2,110,526,459)	(2,110,526,459)

Corporate Class	(8,991,660,867)	(8,991,660,867)	(8,208,742,539)	(8,208,742,539)

Net increase (decrease) in share activity	(3,819,655,830)	$(3,819,655,830)	1,775,574,098	$1,775,574,098

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

55        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	3,731,626,851	$3,731,626,851	2,711,332,476	$2,711,332,476

Private Investment Class	253,690,624	253,690,624	437,193,566	437,193,566

Personal Investment Class	10,327,891	10,327,891	88,578,959	88,578,959

Cash Management Class	43,621,575	43,621,575	43,825,246	43,825,246

Reserve Class	3,860,999	3,860,999	6,204,928	6,204,928

Resource Class	17,935,727	17,935,727	18,185,832	18,185,832

Corporate Class	50,000,140	50,000,140	50,832,014	50,832,014

Issued as reinvestment of dividends:
Institutional Class	147,439	147,439	128,424	128,424

Private Investment Class	4,337	4,337	3,850	3,850

Cash Management Class	10,599	10,599	4,412	4,412

Reserve Class	645	645	315	315

Resource Class	3,478	3,478	2,702	2,702

Corporate Class	2,178	2,178	67	67

Reacquired:
Institutional Class	(3,675,892,090)	(3,675,892,090)	(2,511,134,442)	(2,511,134,442)

Private Investment Class	(262,904,394)	(262,904,394)	(417,983,035)	(417,983,035)

Personal Investment Class	(10,583,207)	(10,583,207)	(90,372,338)	(90,372,338)

Cash Management Class	(49,548,389)	(49,548,389)	(14,271,184)	(14,271,184)

Reserve Class	(3,384,191)	(3,384,191)	(6,175,225)	(6,175,225)

Resource Class	(23,103,519)	(23,103,519)	(12,264,091)	(12,264,091)

Corporate Class	(100,834,324)	(100,834,324)	(6,000,063)	(6,000,063)

Net increase (decrease) in share activity	(15,017,631)	$(15,017,631)	298,092,413	$298,092,413

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,171,103,042	$1,171,103,042	1,598,415,148	$1,598,415,148

Private Investment Class	235,527,922	235,527,922	189,820,412	189,820,412

Personal Investment Class	5,675,300	5,675,300	7,217,382	7,217,382

Cash Management Class	338,249,957	338,249,957	738,707,920	738,707,920

Reserve Class	83,892,175	83,892,175	37,462,640	37,462,640

Resource Class	42,838,775	42,838,775	7,155,166,244	7,155,166,244

Corporate Class	112,780,460	112,780,460	57,238,303	57,238,303

Issued as reinvestment of dividends:
Institutional Class	62,811	62,811	66,383	66,383

Private Investment Class	29,076	29,076	14,993	14,993

Personal Investment Class	822	822	314	314

Cash Management Class	46,142	46,142	20,854	20,854

Reserve Class	14,273	14,273	3,752	3,752

Resource Class	10,887	10,887	5,421	5,421

Corporate Class	20,706	20,706	2,633	2,633

Reacquired:
Institutional Class	(1,177,890,519)	(1,177,890,519)	(1,775,539,986)	(1,775,539,986)

Private Investment Class	(238,557,671)	(238,557,671)	(209,911,407)	(209,911,407)

Personal Investment Class	(7,144,084)	(7,144,084)	(10,514,206)	(10,514,206)

Cash Management Class	(368,149,130)	(368,149,130)	(760,647,186)	(760,647,186)

Reserve Class	(76,832,871)	(76,832,871)	(33,923,608)	(33,923,608)

Resource Class	(39,094,880)	(39,094,880)	(7,174,225,359)	(7,174,225,359)

Corporate Class	(113,435,322)	(113,435,322)	(30,000,000)	(30,000,000)

Net increase (decrease) in share activity	(30,852,129)	$(30,852,129)	(210,619,353)	$(210,619,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/12	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$141,085	0.27	%(c)	0.38	%(c)	0.02	%(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27		0.37		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	261,421	0.30		0.38		0.04
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.10	800,343	0.36		0.41		0.97
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	1,209,510	0.32		0.37		3.44

STIC Prime Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15	(c)	0.40	(c)	0.05	(c)
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23		0.39		0.01
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25		0.39		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.74	223,532	0.31		0.43		0.79
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.46	482,644	0.28		0.38		3.30

Treasury Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08	(c)	0.38	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12		0.38		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15		0.38		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	365,409	0.28		0.40		0.24
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.76	629,203	0.28		0.38		2.50

Government & Agency Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10	(c)	0.33	(c)	0.03	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15		0.33		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21		0.33		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.57	486,522	0.30		0.35		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.26	325,692	0.28		0.34		3.12

Government TaxAdvantage Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07	(c)	0.42	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11		0.46		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14		0.46		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	17,773	0.29		0.50		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.11	34,121	0.28		0.44		3.14

Tax-Free Cash Reserve Portfolio
Year ended 08/31/12	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13	(c)	0.50	(c)	0.06	(c)
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27		0.49		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29		0.49		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.77	129,078	0.41		0.51		0.90
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.66	261,498	0.38	(d)	0.45	(d)	1.60	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.11	242,372	0.38		0.45		3.07

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $159,587, $36,042, $279,891, $228,398, $14,815 and $23,218 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

58        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Resource Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Resource Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Resource Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 23, 2012
Houston, Texas

59        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.26	$1,023.88	$1.27	0.25%

STIC Prime Portfolio	1,000.00	1,000.40	0.75	1,024.38	0.76	0.15

Treasury Portfolio	1,000.00	1,000.10	0.50	1,024.63	0.51	0.10

Government & Agency Portfolio	1,000.00	1,000.10	0.65	1,024.48	0.66	0.13

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.35	1,024.78	0.36	0.07

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.80	1,024.33	0.81	0.16

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2012, through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

60        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio
In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and

61        Short-Term Investments Trust

five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

62        Short-Term Investments Trust

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that each Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio and Liquid Assets Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

Government TaxAdvantage Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

Government TaxAdvantage Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

63        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2012:

Federal and State Income Tax

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.83%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	40.64%	0.00%

Government & Agency Portfolio	0.00%	0.00%	1.13%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	12.65%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified	Qualified
	Short-Term	Interest
	Gains	Income**

Liquid Assets Portfolio	$—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	424,890	100%

Government & Agency Portfolio	132,172	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

64        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	129	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	129	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3]– 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	147	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Invesco Fund Complex.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	129	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer	147	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	129	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	129	Chairman, Board of Governors, Western Golf Association, Chairman-elect, Evans Scholars Foundation and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	147	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	129	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	129	Insperity (formerly known as Administaff)

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	129	Director, Reich & Tang Funds (6 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	129	None

Larry Soll — 1942 Trustee	2003	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	129	None

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

			Number of
			Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees—(continued)

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago	147	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	129	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

Number of
Funds in Fund
			Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Other Officers—(continued)

Lisa O. Brinkley — 1959 Vice President	2004	Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-AR-4	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Fees Billed by PWC Related to the Registrant
     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Percentage of Fees		Percentage of Fees
		Billed Applicable to		Billed Applicable to
		Non-Audit Services		Non-Audit Services
		Provided for fiscal		Provided for fiscal
	Fees Billed for	year end 2012	Fees Billed for	year end 2011
	Services Rendered to	Pursuant to Waiver of	Services Rendered to	Pursuant to Waiver of
	the Registrant for	Pre-Approval	the Registrant for	Pre-Approval
	fiscal year end 2012	Requirement(1)	fiscal year end 2011	Requirement(1)
Audit Fees	$139,800	N/A	$139,800	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$24,600	0%	$23,600	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$164,400	0%	$163,400	0%
PWC billed the Registrant aggregate non-audit fees of $24,600 for the fiscal year ended 2012, and $23,600 for the fiscal year ended 2011, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Tax fees for the fiscal year end August 31, 2012 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end August 31, 2011 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to Invesco and Invesco Affiliates
     PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non-		Fees Billed for Non-
	Audit Services		Audit Services
	Rendered to Invesco	Percentage of Fees	Rendered to Invesco	Percentage of Fees
	and Invesco Affiliates	Billed Applicable to	and Invesco Affiliates	Billed Applicable to
	for fiscal year end	Non-Audit Services	for fiscal year end	Non-Audit Services
	2012 That Were	Provided for fiscal year	2011 That Were	Provided for fiscal year
	Required	end 2012 Pursuant to	Required	end 2011 Pursuant to
	to be Pre-Approved	Waiver of Pre-	to be Pre-Approved	Waiver of Pre-
	by the Registrant’s	Approval	by the Registrant’s	Approval
	Audit Committee	Requirement(1)	Audit Committee	Requirement(1)
Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%

Total Fees(2)	$0	0%	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2012, and $0 for the fiscal year ended 2011, for non-audit services rendered to Invesco and Invesco Affiliates.
The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
POLICIES AND PROCEDURES
As adopted by the Audit Committees of
the Invesco Funds (the “Funds”)
Last Amended May 4, 2010
Statement of Principles
Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.
Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.
The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.
Delegation
The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.
Audit Services
The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.
In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
Non-Audit Services
The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.
Audit-Related Services
“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.
Tax Services
“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.
No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.
Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:
1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:
a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and
b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;
2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committees.
All Other Auditor Services
The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts
Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.
Procedures
Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.
Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.
Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.
Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.
Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.
On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.
The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures
Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)
•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services
Categorically Prohibited Non-Audit Services
•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a)(1)	Code of Ethics.
12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer

Date:	November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	November 8, 2012

EXHIBIT INDEX

12(a)(1)	Code of Ethics.

12(a)(2)	Certifications of principal executive officer and principal Financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.